UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 to March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	March 31, 2006

Metropolitan Series Fund, Inc.

Schedule of Investments as of March 31, 2006

MetLife Conservative Allocation Portfolio	MSF-1
MetLife Conservative to Moderate Allocation Portfolio	MSF-2
MetLife Moderate Allocation Portfolio	MSF-3
MetLife Moderate to Aggressive Allocation Portfolio	MSF-4
MetLife Aggressive Allocation Portfolio	MSF-5

BlackRock Investment Trust Portfolio	MSF-6
BlackRock Large Cap Value Portfolio	MSF-9
BlackRock Legacy Large Cap Growth Portfolio	MSF-12
Capital Guardian U.S. Equity Portfolio	MSF-14
Davis Venture Value Portfolio	MSF-17
FI Value Leaders Portfolio	MSF-19
Harris Oakmark Large Cap Value Portfolio	MSF-24
Jennison Growth Portfolio	MSF-26
MetLife Stock Index Portfolio	MSF-28
MFS Investors Trust Portfolio	MSF-35
T. Rowe Price Large Cap Growth Portfolio	MSF-37
Zenith Equity Portfolio	MSF-40

BlackRock Aggressive Growth Portfolio	MSF-41
FI Mid Cap Opportunities Portfolio	MSF-43
Harris Oakmark Focused Value Portfolio	MSF-46
MetLife Mid Cap Stock Index Portfolio	MSF-47
Neuberger Berman Partners Mid Cap Value Portfolio	MSF-53

BlackRock Strategic Value Portfolio	MSF-55
Franklin Templeton Small Cap Growth Portfolio	MSF-58
Loomis Sayles Small Cap Portfolio	MSF-61
Russell 2000® Index Portfolio	MSF-65
T. Rowe Price Small Cap Growth Portfolio	MSF-83

FI International Stock Portfolio	MSF-88
Morgan Stanley EAFE® Index Portfolio	MSF-92
Oppenheimer Global Equity Portfolio	MSF-102

BlackRock Diversified Portfolio	MSF-105
MFS Total Return Portfolio	MSF-114

BlackRock Bond Income Portfolio	MSF-124
Lehman Brothers® Aggregate Bond Index Portfolio	MSF-131
Salomon Brothers Strategic Bond Opportunities Portfolio	MSF-140
Salomon Brothers U.S. Government Portfolio	MSF-151

BlackRock Money Market Portfolio	MSF-153

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Lehman Brothers sponsors the Lehman Brothers® Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	26,369	$470,165
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	16,199	229,054
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	109,326	1,378,604
Met Investors Series Trust—MET/AIM Small Cap Growth Portfolio, (Class A)	15,543	237,809
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	529,243	6,118,049
Met Investors Series Trust—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	25,687	231,442
Metropolitan Series Fund, Inc. —BlackRock Bond Income Portfolio, (Class A)	32,953	3,624,782
Metropolitan Series Fund, Inc.—BlackRock Strategic Value Portfolio, (Class A)	11,585	233,896
Metropolitan Series Fund, Inc.—Davis Venure Value Portfolio, (Class A)	14,454	459,212
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	31,710	469,311
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	34,223	465,770

Security Description	Shares	Value

Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	19,968	$690,485
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	10,284	227,389
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	14,959	237,397
Metropolitan Series Fund, Inc.—Salomon Brothers Strategic Bond Opportunities Portfolio, (Class A)	321,159	4,085,139
Metropolitan Series Fund, Inc.—Salomon Brothers U.S. Government Portfolio, (Class A)	223,092	2,721,728
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	65,073	914,280

Total Mutual Funds (Identified Cost $22,541,009)		22,794,512

Total Investments—100.0% (Identified Cost $22,541,009) (a)		22,794,512
Liabilities in excess of other assets		(6,513)

Total Net Assets—100%		$22,787,999

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $22,541,009 and the composition of unrealized appreciation and depreciation of investment securities was $304,913 and $(51,410), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	226,480	$4,038,145
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	139,086	1,966,670
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	469,437	5,919,602
Met Investors Series Trust—MET/AIM Small Cap Growth Portfolio, (Class A)	66,726	1,020,901
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	63,885	1,038,778
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	1,851,561	21,404,044
Met Investors Series Trust—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	110,301	993,812
Metropolitan Series Fund, Inc. —BlackRock Bond Income Portfolio, (Class A)	70,740	7,781,433
Metropolitan Series Fund, Inc.—BlackRock Strategic Value Portfolio, (Class A)	49,746	1,004,365
Metropolitan Series Fund, Inc.—Davis Venure Value Portfolio, (Class A)	124,160	3,944,552
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	272,142	4,027,704
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	294,039	4,001,865

Security Description	Shares	Value
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	200,126	$6,920,341
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	132,406	2,927,492
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	192,673	3,057,728
Metropolitan Series Fund, Inc.—Salomon Brothers Strategic Bond Opportunities Portfolio, (Class A)	1,149,154	14,617,245
Metropolitan Series Fund, Inc.—Salomon Brothers U.S. Government Portfolio, (Class A)	558,756	6,816,820
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	488,958	6,869,860

Total Mutual Funds (Identified Cost $95,926,371)		98,351,357

Total Investments—100.0% (Identified Cost $95,926,371) (a)		98,351,357
Liabilities in excess of other assets		(33,629)

Total Net Assets—100%		$98,317,728

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $95,926,371 and the composition of unrealized appreciation and depreciation of investment securities was $2,609,457 and $(184,471), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	840,196	$14,980,703
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	590,235	8,345,923
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	663,916	8,371,982
Met Investors Series Trust—MET/AIM Small Cap Growth Portfolio, (Class A)	282,993	4,329,799
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	135,299	2,199,960
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	3,214,629	37,161,115
Met Investors Series Trust—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	467,851	4,215,341
Metropolitan Series Fund, Inc.—BlackRock Strategic Value Portfolio, (Class A)	210,987	4,259,831
Metropolitan Series Fund, Inc.—Davis Venure Value Portfolio, (Class A)	329,083	10,454,957
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	865,845	12,814,506
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	779,286	10,606,085
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	666,809	23,058,271

Security Description	Shares	Value

Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	374,588	$8,282,141
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	408,590	6,484,324
Metropolitan Series Fund, Inc.—Salomon Brothers Strategic Bond Opportunities Portfolio, (Class A)	1,950,710	24,813,034
Metropolitan Series Fund, Inc.—Salomon Brothers U.S. Government Portfolio, (Class A)	508,133	6,199,226
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	1,629,764	22,898,180

Total Mutual Funds (Identified Cost $201,991,388)		209,475,378

Total Investments—100.0% (Identified Cost $201,991,388) (a)		209,475,378
Liabilities in excess of other assets		(71,189)

Total Net Assets—100%		$209,404,189

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $201,991,388 and the composition of unrealized appreciation and depreciation of investment securities was $7,862,293 and $(378,303), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	814,216	$14,517,468
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	556,138	7,863,793
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	250,189	3,154,885
Met Investors Series Trust—MET/AIM Small Cap Growth Portfolio, (Class A)	320,019	4,896,291
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	203,978	3,316,684
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	1,211,454	14,004,410
Met Investors Series Trust—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	529,141	4,767,557
Metropolitan Series Fund, Inc.—BlackRock Strategic Value Portfolio, (Class A)	238,658	4,818,507
Metropolitan Series Fund, Inc.—Davis Venure Value Portfolio, (Class A)	297,740	9,459,210
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	870,700	12,886,362
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	822,103	11,188,829

Security Description	Shares	Value

Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	685,399	$23,701,092
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	423,951	9,373,558
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	308,093	4,889,443
Metropolitan Series Fund, Inc.—Salomon Brothers Strategic Bond Opportunities Portfolio, (Class A)	612,579	7,792,007
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	1,563,901	21,972,812

Total Mutual Funds (Identified Cost $151,128,090)		158,602,908

Total Investments—100.0% (Identified Cost $151,128,090) (a)		158,602,908
Liabilities in excess of other assets		(53,285)

Total Net Assets—100%		$158,549,623

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $151,128,090 and the composition of unrealized appreciation and depreciation of investment securities was $7,725,426 and $(250,608), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	141,247	$2,518,426
Met Investors Series Trust—Lazard Mid Cap Portfolio, (Class A)	104,385	1,476,004
Met Investors Series Trust—MET/AIM Small Cap Growth Portfolio, (Class A)	50,061	765,933
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	31,806	517,165
Met Investors Series Trust—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	82,801	746,039
Metropolitan Series Fund, Inc.—BlackRock Strategic Value Portfolio, (Class A)	37,388	754,859
Metropolitan Series Fund, Inc.—Davis Venure Value Portfolio, (Class A)	62,086	1,972,459
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	170,508	2,523,520
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	146,609	1,995,351

Security Description	Shares	Value

Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	121,372	$4,197,052
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	88,823	1,963,881
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	80,433	1,276,471
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	297,043	4,173,451

Total Mutual Funds (Identified Cost $23,751,127)		24,880,611

Total Investments—100.0% (Identified Cost $23,751,127) (a)		24,880,611
Liabilities in excess of other assets		(5,459)

Total Net Assets—100%		$24,875,152

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $23,751,127 and the composition of unrealized appreciation and depreciation of investment securities was $1,146,960 and $(17,476), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—100.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
L-3 Communications Holdings, Inc. (a)	202,500	$17,372,475
Raytheon Co.	293,800	13,467,792

		30,840,267

Air Freight & Logistics—1.2%
FedEx Corp.	106,400	12,016,816
Ryder System, Inc.	223,300	9,999,374

		22,016,190

Automobiles—0.6%
Harley-Davidson, Inc. (a)	212,100	11,003,748

Beverages—1.7%
PepsiCo, Inc.	331,900	19,180,501
The Pepsi Bottling Group, Inc.	351,500	10,682,085

		29,862,586

Biotechnology—0.6%
Gilead Sciences, Inc. (b)	180,400	11,224,488

Capital Markets—3.6%
Affiliated Managers Group, Inc. (a) (b)	99,000	10,554,390
Lehman Brothers Holdings, Inc.	155,900	22,532,227
State Street Corp.	246,300	14,883,909
The Bear Stearns Co., Inc.	116,700	16,186,290

		64,156,816

Chemicals—1.4%
The Dow Chemical Co.	373,100	15,147,860
The Lubrizol Corp.	247,100	10,588,235

		25,736,095

Commercial Banks—6.0%
Bank of America Corp.	399,800	18,206,892
City National Corp.	120,000	9,214,800
Golden West Financial Corp.	140,500	9,539,950
KeyCorp. (a)	521,200	19,180,160
U.S. Bancorp	676,600	20,636,300
Wachovia Corp.	456,800	25,603,640
Zions Bancorp.	69,075	5,714,575

		108,096,317

Commercial Services & Supplies—1.2%
CheckFree Corp. (a) (b)	213,500	10,781,750
Sabre Holdings Corp. (Class A) (a)	471,800	11,101,454

		21,883,204

Communications Equipment—3.1%
Cisco Systems, Inc. (b)	1,553,700	33,668,679
Motorola, Inc.	955,800	21,897,378

		55,566,057

Security Description	Shares	Value

Computers & Peripherals—3.2%
Hewlett-Packard Co.	630,100	$20,730,290
International Business Machines Corp.	440,600	36,336,282

		57,066,572

Consumer Finance—1.1%
American Express Co.	380,700	20,005,785

Diversified Financial Services—4.3%
CIT Group, Inc.	298,400	15,970,368
Citigroup, Inc.	623,606	29,452,911
JPMorgan Chase & Co.	758,600	31,588,104

		77,011,383

Diversified Telecommunication Services—2.5%
AT&T, Inc.	890,000	24,065,600
Verizon Communications, Inc.	584,828	19,919,242

		43,984,842

Electric Utilities—2.8%
FirstEnergy Corp.	238,700	11,672,430
PG&E Corp. (a)	492,700	19,166,030
PPL Corp.	662,900	19,489,260

		50,327,720

Electrical Equipment—0.8%
Emerson Electric Co.	162,900	13,623,327

Electronic Equipment & Instruments—0.6%
Jabil Circuit, Inc. (b)	252,100	10,805,006

Energy Equipment & Services—1.7%
Nabors Industries, Ltd. (b)	183,900	13,163,562
Patterson-UTI Energy, Inc. (a)	527,300	16,852,508

		30,016,070

Food & Staples Retailing—0.5%
The Kroger Co. (b)	419,400	8,538,984

Food Products—1.4%
Archer-Daniels-Midland Co.	381,200	12,827,380
General Mills, Inc.	237,200	12,021,296

		24,848,676

Health Care Equipment & Supplies—2.9%
Beckman Coulter, Inc.	202,400	11,044,968
Becton, Dickinson & Co.	195,700	12,051,206
Dade Behring Holdings, Inc.	220,600	7,877,626
Invitrogen Corp. (b)	156,800	10,996,384
Waters Corp. (b)	234,400	10,114,360

		52,084,544

Health Care Providers & Services—3.0%
Aetna, Inc.	350,800	17,238,312
Coventry Health Care, Inc. (b)	284,643	15,365,029

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
HCA, Inc.	220,800	$10,110,432
McKesson Corp.	203,600	10,613,668

		53,327,441

Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	418,800	14,389,968

Household Durables—1.8%
Fortune Brands, Inc.	171,200	13,803,856
Newell Rubbermaid, Inc. (a)	350,200	8,821,538
The Black & Decker Corp.	103,000	8,949,670

		31,575,064

Household Products—1.3%
The Procter & Gamble Co.	414,350	23,874,847

Industrial Conglomerates—5.5%
General Electric Co.	2,144,900	74,599,622
Reynolds American, Inc. (a)	132,200	13,947,100
Textron, Inc.	110,700	10,338,273

		98,884,995

Insurance—4.8%
American International Group, Inc.	319,800	21,135,582
Genworth Financial, Inc. (Class A)	306,700	10,252,981
Prudential Financial, Inc.	172,500	13,077,225
The Allstate Corp.	176,000	9,171,360
The Chubb Corp.	133,900	12,779,416
The Hartford Financial Services Group, Inc.	128,600	10,358,730
W.R. Berkley Corp.	157,300	9,132,838

		85,908,132

Internet Software & Services—0.7%
eBay, Inc. (b)	161,100	6,292,566
Google, Inc. (Class A) (b)	16,000	6,240,000

		12,532,566

IT Services—0.6%
Computer Sciences Corp. (b)	194,700	10,815,585

Machinery—2.1%
Caterpillar, Inc.	194,500	13,967,045
Ingersoll-Rand Co., Ltd. (Class A)	262,300	10,961,517
PACCAR, Inc.	178,600	12,587,728

		37,516,290

Media—3.6%
The McGraw-Hill Cos., Inc.	320,300	18,455,686
The Walt Disney Co.	911,100	25,410,579
Time Warner, Inc.	1,179,786	19,808,607

		63,674,872

Metals & Mining—1.0%
Nucor Corp. (a)	162,300	17,007,417

Security Description	Shares	Value

Multi-Utilities—0.6%
Sempra Energy	228,400	$10,611,464

Multiline Retail—1.6%
J.C. Penney Co., Inc.	224,500	13,562,045
Nordstrom, Inc.	401,900	15,746,442

		29,308,487

Oil, Gas & Consumable Fuels—8.1%
ConocoPhillips	490,300	30,962,445
Devon Energy Corp.	268,100	16,399,677
Exxon Mobil Corp.	1,196,900	72,843,334
Marathon Oil Corp.	162,600	12,385,242
Valero Energy Corp.	194,400	11,621,232

		144,211,930

Paper & Forest Products—0.7%
Louisiana-Pacific Corp.	487,400	13,257,280

Pharmaceuticals—6.6%
Abbott Laboratories	310,600	13,191,182
Johnson & Johnson	152,200	9,013,284
Merck & Co., Inc.	710,200	25,020,346
Pfizer, Inc.	1,724,325	42,970,179
Wyeth Pharmaceuticals	563,000	27,316,760

		117,511,751

Real Estate—1.3%
CB Richard Ellis Group, Inc. (b)	158,300	12,774,810
Simon Property Group, Inc. (REIT)	128,600	10,820,404

		23,595,214

Road & Rail—1.1%
Burlington Northern Santa Fe Corp.	239,700	19,974,201

Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc. (b)	236,200	7,832,392
Freescale Semiconductor, Inc. (Class A) (a) (b)	277,400	7,714,494
Freescale Semiconductor, Inc. (Class B) (b)	277,400	7,703,398
Lam Research Corp. (b)	192,200	8,264,600
LSI Logic Corp. (a) (b)	906,200	10,475,672
MEMC Electronic Materials, Inc. (b)	291,500	10,762,180

		52,752,736

Software—3.5%
Microsoft Corp.	1,943,100	52,871,751
Oracle Corp. (b)	655,100	8,968,319

		61,840,070

Specialty Retail—2.9%
AutoNation, Inc. (b)	7	151
Barnes & Noble, Inc. (a) (b)	193,790	8,962,788
Best Buy Co., Inc.	274,400	15,347,192
The Home Depot, Inc.	640,600	27,097,380

		51,407,511

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. (Class B)	99,800	$8,492,980

Thrifts & Mortgage Finance—0.5%
Countrywide Financial Corp.	241,300	8,855,710

Tobacco—0.7%
Altria Group, Inc.	183,100	12,974,466

Wireless Telecommunication Services—0.8%
Sprint Nextel Corp.	566,291	14,632,959

Total Common Stock (Identified Cost $1,621,067,428)		1,787,632,613

Total Investments—100.0% (Identified Cost $1,621,067,428) (c)		1,787,632,613
Liabilities in excess of other assets		(645,482)

Total Net Assets—100%		$1,786,987,131

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $98,777,327 and the collateral received consisted of cash in the amount of $101,891,340.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $1,621,067,428 and the composition of unrealized appreciation and depreciation of investment securities was $190,913,234 and $(24,348,049), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/06	Net Unrealized Depreciation
S&P 500 Index Futures	6/15/2006	10	$3,258,282	$3,258,250	$(32)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-8

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—96.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
L-3 Communications Holdings, Inc.	8,900	$763,531
Lockheed Martin Corp.	9,400	706,222
Raytheon Co.	17,600	806,784

		2,276,537

Beverages—0.9%
Constellation Brands, Inc. (a)	21,600	541,080
The Pepsi Bottling Group, Inc.	23,700	720,243

		1,261,323

Capital Markets—5.6%
Affiliated Managers Group, Inc. (a)	11,000	1,172,710
Capital One Financial Corp.	9,800	789,096
E*TRADE Financial Corp. (a)	57,700	1,556,746
Lehman Brothers Holdings, Inc.	13,800	1,994,514
State Street Corp.	16,500	997,095
The Bear Stearns Co., Inc.	10,200	1,414,740

		7,924,901

Chemicals—1.7%
Rohm & Haas Co.	18,100	884,547
The Dow Chemical Co.	20,800	844,480
The Lubrizol Corp.	14,700	629,895

		2,358,922

Commercial Banks—11.2%
Bank of America Corp.	76,800	3,497,472
City National Corp.	14,700	1,128,813
Golden West Financial Corp.	20,300	1,378,370
KeyCorp.	46,200	1,700,160
SunTrust Banks, Inc.	17,000	1,236,920
The Colonial BancGroup, Inc.	39,300	982,500
U.S. Bancorp	62,000	1,891,000
Wachovia Corp.	60,200	3,374,210
Zions Bancorp.	8,510	704,032

		15,893,477

Commercial Services & Supplies—0.5%
Sabre Holdings Corp. (Class A)	27,700	651,781

Communications Equipment—0.5%
Motorola, Inc.	32,500	744,575

Computers & Peripherals—2.3%
Hewlett-Packard Co.	38,200	1,256,780
International Business Machines Corp.	15,827	1,305,253
Western Digital Corp. (a)	35,200	683,936

		3,245,969

Containers & Packaging—0.6%
Temple-Inland, Inc.	18,200	810,810

Security Description	Shares	Value

Diversified Financial Services—7.4%
CIT Group, Inc.	19,300	$1,032,936
Citigroup, Inc.	96,626	4,563,646
JPMorgan Chase & Co.	119,000	4,955,160

		10,551,742

Diversified Telecommunication Services—4.5%
ALLTEL Corp.	14,000	906,500
AT&T, Inc.	116,200	3,142,048
Verizon Communications, Inc.	70,190	2,390,671

		6,439,219

Electric Utilities—4.5%
CenterPoint Energy, Inc.	78,700	938,891
CMS Energy Corp. (a)	70,900	918,155
FirstEnergy Corp.	17,700	865,530
PG&E Corp.	36,200	1,408,180
PPL Corp.	77,560	2,280,264

		6,411,020

Electronic Equipment & Instruments—0.5%
Jabil Circuit, Inc. (a)	17,600	754,336

Energy Equipment & Services—0.5%
Nabors Industries, Ltd. (a)	9,400	672,852

Food & Staples Retailing—0.5%
The Kroger Co. (a)	36,900	751,284

Food Products—1.5%
Archer-Daniels-Midland Co.	39,700	1,335,905
General Mills, Inc.	15,000	760,200

		2,096,105

Gas Utilities—0.7%
AGL Resources, Inc.	26,300	948,115

Health Care Providers & Services—1.1%
Community Health Systems, Inc. (a)	21,000	759,150
Coventry Health Care, Inc. (a)	14,000	755,720

		1,514,870

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp.	44,712	1,536,304

Household Durables—1.4%
Centex Corp.	7,800	483,522
Fortune Brands, Inc.	11,700	943,371
The Black & Decker Corp.	6,800	590,852

		2,017,745

Independent Power Producers & Energy Traders—0.4%
TXU Corp.	13,800	617,688

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-9

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.8%
General Electric Co.	87,500	$3,043,250
Reynolds American, Inc.	9,500	1,002,250

		4,045,500

Insurance—7.1%
ACE, Ltd.	13,500	702,135
American International Group, Inc.	29,560	1,953,620
Genworth Financial, Inc. (Class A)	23,600	788,948
Nationwide Financial Services, Inc.	17,300	744,246
Prudential Financial, Inc.	11,400	864,234
The Allstate Corp.	20,700	1,078,677
The Chubb Corp.	14,000	1,336,160
The Hartford Financial Services Group, Inc.	19,780	1,593,279
W.R. Berkley Corp.	16,900	981,214

		10,042,513

IT Services—0.5%
Computer Sciences Corp. (a)	14,000	777,700

Machinery—1.3%
Cummins, Inc.	9,300	977,430
Parker-Hannifin Corp.	10,600	854,466

		1,831,896

Media—4.3%
The McGraw-Hill Cos., Inc.	23,700	1,365,594
The Walt Disney Co.	86,290	2,406,628
Time Warner, Inc.	143,100	2,402,649

		6,174,871

Metals & Mining—1.5%
Nucor Corp.	11,300	1,184,127
Phelps Dodge Corp.	11,600	934,148

		2,118,275

Multi-Utilities—0.6%
Sempra Energy	18,300	850,218

Multiline Retail—0.6%
J.C. Penney Co., Inc.	15,200	918,232

Oil, Gas & Consumable Fuels—12.8%
Amerada Hess Corp.	7,200	1,025,280
Chevron Corp.	34,386	1,993,356
ConocoPhillips	55,300	3,492,195
Devon Energy Corp.	19,200	1,174,464
Exxon Mobil Corp.	149,200	9,080,312
Valero Energy Corp.	23,800	1,422,764

		18,188,371

Security Description	Shares	Value

Paper & Forest Products—0.7%
Louisiana-Pacific Corp.	34,400	$935,680

Pharmaceuticals—5.5%
Merck & Co., Inc.	47,700	1,680,471
Pfizer, Inc.	185,100	4,612,692
Wyeth Pharmaceuticals	31,470	1,526,924

		7,820,087

Real Estate—3.0%
HRPT Properties Trust (REIT)	78,600	922,764
Kimco Realty Corp. (REIT)	38,300	1,556,512
Simon Property Group, Inc. (REIT)	21,000	1,766,940

		4,246,216

Road & Rail—1.5%
Burlington Northern Santa Fe Corp.	25,600	2,133,248

Semiconductors & Semiconductor Equipment—0.5%
Freescale Semiconductor, Inc. (Class A) (a)	18,300	508,923
Freescale Semiconductor, Inc. (Class B) (a)	9,200	255,484

		764,407

Software—0.7%
Microsoft Corp.	34,150	929,222

Specialty Retail—1.0%
AutoNation, Inc. (a)	2	43
Barnes & Noble, Inc. (a)	14,261	659,571
The Home Depot, Inc.	19,700	833,310

		1,492,924

Thrifts & Mortgage Finance—1.3%
Countrywide Financial Corp.	20,100	737,670
Federal National Mortgage Association	20,320	1,044,448

		1,782,118

Tobacco—0.8%
Altria Group, Inc.	16,600	1,176,276

Wireless Telecommunication Services—0.9%
Sprint Nextel Corp.	50,454	1,303,731

Total Common Stock (Identified Cost $122,410,587)		137,011,060

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Short Term Investments—3.4%

Security Description	Face Amount	Value

Discount Notes—3.4%
Federal Home Loan Bank 4.550%, 04/03/06	$4,800,000	$4,798,787

Total Short Term Investments (Identified Cost $4,798,787)		4,798,787

Total Investments—99.8% (Identified Cost $127,209,374) (b)		141,809,847
Other assets less liabilities		317,519

Total Net Assets—100%		$142,127,366

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $127,209,374 and the composition of unrealized appreciation and depreciation of investment securities was $16,852,220 and $(2,251,747), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/06	Net Unrealized Appreciation
S&P 500 Index Futures	6/15/2006	13	$4,235,591	$4,235,725	$134

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—99.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
General Dynamics Corp.	147,200	$9,417,856

Beverages—2.7%
PepsiCo, Inc.	249,600	14,424,384

Biotechnology—3.8%
Amylin Pharmaceuticals, Inc. (a) (b)	151,700	7,425,715
Genzyme Corp. (b)	108,100	7,266,482
MedImmune, Inc. (b)	156,400	5,721,112

		20,413,309

Capital Markets—5.6%
Franklin Resources, Inc.	77,016	7,257,988
Legg Mason, Inc.	43,500	5,451,855
Morgan Stanley Group, Inc.	87,600	5,503,032
The Chicago Mercantile Exchange	13,908	6,223,830
The Goldman Sachs Group, Inc.	36,700	5,760,432

		30,197,137

Chemicals—1.7%
Monsanto Co.	109,446	9,275,549

Communications Equipment—2.8%
Corning, Inc. (b)	454,100	12,219,831
QUALCOMM, Inc.	58,200	2,945,502

		15,165,333

Computers & Peripherals—7.5%
Apple Computer, Inc. (b)	118,600	7,438,592
EMC Corp. (b)	1,323,700	18,042,031
Hewlett-Packard Co.	468,600	15,416,940

		40,897,563

Consumer Finance—4.2%
American Express Co.	226,200	11,886,810
SLM Corp.	207,700	10,787,938

		22,674,748

Electrical Equipment—1.6%
Cooper Industries, Ltd. (Class A)	96,800	8,411,920

Energy Equipment & Services—4.3%
GlobalSantaFe Corp.	216,000	13,122,000
Schlumberger, Ltd.	80,000	10,125,600

		23,247,600

Food & Staples Retailing—4.0%
CVS Corp.	376,900	11,258,003
Walgreen Co.	182,900	7,888,477
Whole Foods Market, Inc.	42,400	2,817,056

		21,963,536

Security Description	Shares	Value

Health Care Equipment & Supplies—4.0%
Advanced Medical Optics, Inc. (a) (b)	122,800	$5,727,392
Medtronic, Inc.	77,000	3,907,750
St. Jude Medical, Inc. (b)	290,800	11,922,800

		21,557,942

Health Care Providers & Services—1.8%
Caremark Rx, Inc. (b)	103,500	5,090,130
WellPoint, Inc. (b)	62,800	4,862,604

		9,952,734

Hotels, Restaurants & Leisure—0.8%
The Cheesecake Factory, Inc. (b)	112,400	4,209,380

Household Durables—1.1%
Harman International Industries, Inc.	54,600	6,067,698

Household Products—3.4%
The Procter & Gamble Co.	320,900	18,490,258

Industrial Conglomerates—6.6%
General Electric Co.	428,559	14,905,282
Honeywell International, Inc.	258,200	11,043,214
Textron, Inc.	107,300	10,020,747

		35,969,243

Internet Software & Services—6.0%
eBay, Inc. (b)	298,800	11,671,128
Google, Inc. (Class A) (b)	27,836	10,856,040
Yahoo!, Inc. (b)	313,400	10,110,284

		32,637,452

IT Services—1.6%
Cognizant Technology Solutions Corp. (Class A) (b)	146,800	8,733,132

Machinery—2.3%
Danaher Corp.	192,100	12,207,955

Metals & Mining—3.0%
CONSOL Energy, Inc. (b)	216,800	16,077,888

Oil, Gas & Consumable Fuels—0.8%
Newfield Expolration Co. (b)	109,000	4,567,100

Pharmaceuticals–9.2%
Allergan, Inc.	74,483	8,081,406
Eli Lilly & Co.	96,200	5,319,860
Johnson & Johnson	177,000	10,481,940
Medco Health Solutions, Inc. (b)	101,700	5,819,274
Merck & Co., Inc.	342,700	12,073,321
Novartis AG (ADR)	100,000	5,544,000
Shire Pharmaceuticals Group, Plc. (ADR) (a)	57,100	2,654,579

		49,974,380

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—4.5%
Broadcom Corp. (Class A) (b)	125,700	$5,425,212
Freescale Semiconductor, Inc. (Class A) (b)	342,000	9,511,020
Marvell Technology Group, Ltd. (b)	58,900	3,186,490
PMC-Sierra, Inc. (a) (b)	517,800	6,363,762

		24,486,484

Software—7.7%
Adobe Systems, Inc. (b)	197,300	6,889,716
Microsoft Corp.	1,015,400	27,629,034
Salesforce.com, Inc. (a) (b)	195,700	7,109,781

		41,628,531

Specialty Retail—2.4%
Chico’s FAS, Inc. (b)	184,100	7,481,824
Staples, Inc.	211,250	5,391,100

		12,872,924

Textiles, Apparel & Luxury Goods—2.2%
Coach, Inc. (b)	120,500	4,166,890
Polo Ralph Lauren Corp. (a)	127,700	7,739,897

		11,906,787

Wireless Telecommunication Services—2.1%
American Tower Corp. (Class A) (b)	188,700	5,721,384
NII Holdings, Inc. (Class B) (b)	95,207	5,614,357

		11,335,741

Total Common Stock (Identified Cost $471,910,782)		538,764,564

Short Term Investments—1.3%
Security Description	Face Amount	Value

Discount Notes—1.3%
Federal Home Loan Bank 4.550%, 04/03/06	$7,200,000	$7,198,180

Total Short Term Investments (Identified Cost $7,198,180)		7,198,180

Total Investments—100.7% (Identified Cost $479,108,962) (c)		545,962,744
Liabilities in excess of other assets		(3,623,944)

Total Net Assets—100%		$542,338,800

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $36,649,288 and the collateral received consisted of cash in the amount of $37,570,454.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $479,108,962 and the composition of unrealized appreciation and depreciation of investment securities was $71,676,554 and $(4,822,772), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—99.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Rockwell Collins, Inc.	4,200	$236,670
United Technologies Corp.	148,540	8,610,864

		8,847,534

Air Freight & Logistics—1.1%
United Parcel Service, Inc. (Class B)	70,800	5,620,104

Beverages—2.2%
Anheuser-Busch Cos., Inc.	52,200	2,232,594
PepsiCo, Inc.	108,400	6,264,436
The Coca-Cola Co.	43,200	1,808,784
The Pepsi Bottling Group, Inc.	33,100	1,005,909

		11,311,723

Biotechnology—1.1%
Amgen, Inc. (a)	30,500	2,218,875
ImClone Systems, Inc. (a)	63,700	2,167,074
Millennium Pharmaceuticals, Inc. (a)	125,400	1,267,794

		5,653,743

Building Products—0.9%
American Standard Cos., Inc. (a)	106,200	4,551,732

Capital Markets—0.6%
Capital One Financial Corp.	13,700	1,103,124
State Street Corp.	14,500	876,235
The Goldman Sachs Group, Inc.	6,900	1,083,024

		3,062,383

Chemicals—1.5%
Air Products & Chemicals, Inc.	25,200	1,693,188
E. I. du Pont de Nemours & Co.	12,600	531,846
Huntsman Corp.	97,400	1,879,820
Methanex Corp.	49,700	1,020,341
Praxair, Inc.	9,000	496,350
Rohm & Haas Co.	9,500	464,265
The Dow Chemical Co.	43,100	1,749,860

		7,835,670

Commercial Banks—2.3%
Fifth Third Bancorp.	47,500	1,869,600
Golden West Financial Corp.	24,000	1,629,600
Wachovia Corp.	18,700	1,048,135
Wells Fargo & Co.	116,000	7,408,920

		11,956,255

Commercial Services & Supplies—0.1%
Paychex, Inc.	16,100	670,726

Communications Equipment—3.7%
Cisco Systems, Inc. (a)	491,370	10,647,988
Corning, Inc. (a)	211,000	5,678,010
QUALCOMM, Inc.	64,000	3,239,040

		19,565,038

Security Description	Shares	Value

Computers & Peripherals—3.2%
Dell, Inc. (a)	57,000	$1,696,320
Hewlett-Packard Co.	38,800	1,276,520
International Business Machines Corp.	12,900	1,063,863
Lexmark International, Inc. (Class A) (a)	32,800	1,488,464
SanDisk Corp. (a)	129,300	7,437,336
Seagate Technology	92,700	2,440,791
Sun Microsystems, Inc. (a)	255,600	1,311,228

		16,714,522

Construction & Engineering—1.4%
Fluor Corp.	87,900	7,541,820

Consumer Finance—2.8%
SLM Corp.	277,400	14,408,156

Containers & Packaging—0.2%
Jarden Corp.	31,900	1,047,915

Diversified Financial Services—2.7%
AmeriCredit Corp. (a)	42,600	1,309,098
JPMorgan Chase & Co.	302,172	12,582,442

		13,891,540

Diversified Telecommunication Services—1.3%
AT&T, Inc.	52,077	1,408,162
Qwest Communications International, Inc. (a)	372,000	2,529,600
Verizon Communications, Inc.	91,438	3,114,378

		7,052,140

Electric Utilities—0.8%
Exelon Corp.	18,500	978,650
The AES Corp. (a)	188,600	3,217,516

		4,196,166

Electrical Equipment—0.8%
Cooper Industries, Ltd. (Class A)	38,300	3,328,270
Emerson Electric Co.	13,000	1,087,190

		4,415,460

Electronic Equipment & Instruments—1.1%
Agilent Technologies, Inc. (a)	35,305	1,325,703
Flextronics International, Ltd.	289,400	2,995,290
Thermo Electron Corp. (a)	38,600	1,431,674

		5,752,667

Energy Equipment & Services—3.5%
Baker Hughes, Inc.	33,100	2,264,040
BJ Services Co.	44,100	1,525,860
Halliburton Co.	25,300	1,847,406
Schlumberger, Ltd.	58,700	7,429,659
Transocean, Inc. (a)	15,100	1,212,530
Weatherford International, Ltd. (a)	84,200	3,852,150

		18,131,645

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.5%
Sysco Corp.	88,600	$2,839,630

Food Products—2.0%
Campbell Soup Co.	91,200	2,954,880
Kraft Foods, Inc. (Class A)	107,100	3,246,201
Sara Lee Corp.	65,300	1,167,564
Unilever NV (ADR)	41,500	2,872,630

		10,241,275

Gas Utilities—0.0%
Kinder Morgan Management, LLC	3,342	147,048

Health Care Equipment & Supplies—1.2%
Baxter International, Inc.	86,600	3,360,946
Medtronic, Inc.	55,800	2,831,850

		6,192,796

Health Care Providers & Services—3.7%
DaVita, Inc. (a)	66,400	3,997,944
Lincare Holdings, Inc. (a)	37,000	1,441,520
McKesson Corp.	71,100	3,706,443
Omnicare, Inc.	44,100	2,425,059
Triad Hospitals, Inc. (a)	20,500	858,950
UnitedHealth Group, Inc.	19,400	1,083,684
WellPoint, Inc. (a)	74,000	5,729,820

		19,243,420

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	48,600	2,302,182
Las Vegas Sands Corp. (a)	40,700	2,306,062
McDonald’s Corp.	23,600	810,896
Starwood Hotels & Resorts Worldwide, Inc. (Class B)	21,200	1,435,876

		6,855,016

Household Durables—0.3%
Leggett & Platt, Inc.	57,300	1,396,401

Household Products—0.2%
The Procter & Gamble Co.	18,500	1,065,970

Industrial Conglomerates—3.4%
General Electric Co.	432,700	15,049,306
Siemens AG (ADR)	13,000	1,211,210
Tyco International, Ltd.	53,000	1,424,640

		17,685,156

Insurance—3.2%
American International Group, Inc.	67,500	4,461,075
Berkshire Hathaway, Inc. (Class A) (a)	45	4,065,750
Marsh & McLennan Cos., Inc.	103,900	3,050,504
RenaissanceRe Holdings, Ltd.	5,400	235,548
The Chubb Corp.	22,100	2,109,224
The Hartford Financial Services Group, Inc.	11,900	958,545
XL Capital, Ltd. (Class A)	32,800	2,102,808

		16,983,454

Security Description	Shares	Value

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	18,800	$686,388

Internet Software & Services—1.8%
eBay, Inc. (a)	57,500	2,245,950
Google, Inc. (Class A) (a)	15,100	5,889,000
IAC/InterActiveCorp	5,500	162,085
Yahoo!, Inc. (a)	43,100	1,390,406

		9,687,441

IT Services—1.1%
Accenture, Ltd. (Class A)	38,000	1,142,660
Affiliated Computer Services, Inc. (Class A) (a)	52,200	3,114,252
Automatic Data Processing, Inc.	30,900	1,411,512

		5,668,424

Machinery—1.6%
Danaher Corp.	66,300	4,213,365
Illinois Tool Works, Inc.	42,600	4,102,806

		8,316,171

Media—2.3%
Cablevision Systems Corp. (Class A) (a)	42,032	1,122,254
CBS Corp. (Class B)	34,650	830,907
Clear Channel Communications, Inc.	76,500	2,219,265
Comcast Corp. (Class A) (a)	33,400	873,744
Omnicom Group, Inc.	14,300	1,190,475
The Walt Disney Co.	67,100	1,871,419
Time Warner, Inc.	127,700	2,144,083
Viacom, Inc. (Class B) (a)	49,750	1,930,300

		12,182,447

Metals & Mining—1.7%
Alcoa, Inc.	172,816	5,281,257
Barrick Gold Corp.	65,400	1,781,496
Newmont Mining Corp.	33,000	1,712,370

		8,775,123

Multi-Utilities—0.3%
Duke Energy Co.	24,000	699,600
NiSource, Inc.	48,800	986,736

		1,686,336

Multiline Retail—1.6%
Costco Wholesale Corp.	33,900	1,836,024
Dollar Tree Stores, Inc. (a)	90,500	2,504,135
Target Corp.	78,300	4,072,383

		8,412,542

Oil, Gas & Consumable Fuels—3.9%
Anadarko Petroleum Corp.	16,000	1,616,160
Arch Coal, Inc.	12,900	979,626
Chevron Corp.	54,773	3,175,191
Exxon Mobil Corp.	62,500	3,803,750
Kinder Morgan, Inc.	24,566	2,259,826

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Royal Dutch Shell, Plc. (ADR) (A Shares)	125,000	$7,782,500
Royal Dutch Shell, Plc. (ADR) (B Shares)	11,107	723,621

		20,340,674

Paper & Forest Products—0.3%
International Paper Co.	51,900	1,794,183

Personal Products—0.8%
Avon Products, Inc.	133,800	4,170,546

Pharmaceuticals—9.6%
Allergan, Inc.	78,500	8,517,250
AstraZeneca, Plc. (ADR)	255,300	12,823,719
Eli Lilly & Co.	43,700	2,416,610
Endo Pharmaceuticals Holdings	31,900	1,046,639
Forest Laboratories, Inc. (a)	299,200	13,353,296
Medco Health Solutions, Inc. (a)	59,300	3,393,146
Pfizer, Inc.	102,200	2,546,824
Sepracor, Inc. (a)	29,800	1,454,538
Teva Pharmaceutical Industries, Ltd. (ADR)	117,900	4,855,122

		50,407,144

Real Estate—0.3%
General Growth Properties, Inc. (REIT)	30,880	1,509,106

Semiconductors & Semiconductor Equipment—9.2%
Altera Corp. (a)	324,300	6,693,552
Applied Materials, Inc.	402,400	7,046,024
Applied Micro Circuits Corp. (a)	314,400	1,279,608
ASML Holding NV (a)	53,100	1,081,647
ATI Technologies, Inc.	96,300	1,654,434
Credence Systems Corp. (a)	60,500	444,070
Fairchild Semiconductor International, Inc. (a)	76,400	1,456,948
Freescale Semiconductor, Inc. (Class A) (a)	125,600	3,492,936
Intel Corp.	405,000	7,836,750
International Rectifier Corp. (a)	103,100	4,271,433
KLA-Tencor Corp.	149,100	7,210,476
Linear Technology Corp.	49,500	1,736,460
Teradyne, Inc. (a)	80,000	1,240,800
Xilinx, Inc.	102,900	2,619,834

		48,064,972

Software—4.7%
Adobe Systems, Inc. (a)	125,100	4,368,492
Compuware Corp. (a)	125,000	978,750
Microsoft Corp.	502,200	13,664,862
SAP AG (ADR)	100,500	5,459,160

		24,471,264

Specialty Retail—2.7%
Lowe’s Cos., Inc.	160,100	10,316,844
RadioShack Corp.	42,200	811,506
The Home Depot, Inc.	20,500	867,150
Williams-Sonoma, Inc.	50,200	2,128,480

		14,123,980

Security Description	Shares	Value

Thrifts & Mortgage Finance—4.9%
Federal Home Loan Mortgage Corp.	89,200	$5,441,200
Federal National Mortgage Association	108,300	5,566,620
Hudson City Bancorp, Inc.	189,700	2,521,113
Washington Mutual, Inc.	284,300	12,116,866

		25,645,799

Tobacco—1.6%
Altria Group, Inc.	115,100	8,155,986

Wireless Telecommunication Services—1.9%
American Tower Corp. (Class A) (a)	36,100	1,094,552
Sprint Nextel Corp.	334,550	8,644,772

		9,739,324

Total Common Stock (Identified Cost $441,770,834)		518,714,955

Short Term Investments—1.0%
Security Description	Face Amount	Value

Repurchase Agreement—1.0%
State Street Corp. Repurchase Agreement dated 03/31/06 at 2.30% to be repurchased at $5,238,004 on 04/01/06, collateralized by $5,365,000 U.S. Treasury Note 4.625% due 03/31/08 with a value of $5,344,881.	$5,237,000	$5,237,000

Total Short Term Investments (Identified Cost $5,237,000)		5,237,000

Total Investments—100.2% (Identified Cost $447,007,834) (b)		523,951,955
Liabilities in excess of other assets		(1,175,573)

Total Net Assets—100%		$522,776,382

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $447,007,834 and the composition of unrealized appreciation and depreciation of investment securities was $89,456,756 and $(12,512,635), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—97.0% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
United Parcel Service, Inc. (Class B)	273,100	$21,678,678

Automobiles—1.2%
Harley-Davidson, Inc. (a)	783,900	40,668,732

Beverages—2.0%
Diageo, Plc. (ADR) (a)	685,100	43,455,893
Heineken Holding (EUR)	660,443	22,751,951

		66,207,844

Capital Markets—2.1%
Ameriprise Financial, Inc.	801,780	36,128,207
Morgan Stanley Group, Inc.	359,210	22,565,572
State Street Corp.	189,100	11,427,313

		70,121,092

Commercial Banks—10.9%
Commerce Bancorp, Inc. (a)	539,600	19,776,340
Fifth Third Bancorp. (a)	545,901	21,486,663
Golden West Financial Corp. (a)	1,617,700	109,841,830
HSBC Holdings, Plc. (GBP)	5,616,356	94,277,807
Lloyds TSB Group, Plc. (ADR) (a)	713,600	27,466,464
Wells Fargo & Co. (a)	1,509,400	96,405,378

		369,254,482

Commercial Services & Supplies—1.8%
H&R Block, Inc.	1,691,600	36,623,140
The Dun & Bradstreet Corp. (b)	333,800	25,595,784

		62,218,924

Communications Equipment—0.3%
Nokia Corp. (ADR)	459,000	9,510,480

Computers & Peripherals—2.1%
Dell, Inc. (b)	953,400	28,373,184
Hewlett-Packard Co.	631,800	20,786,220
Lexmark International, Inc. (Class A) (a) (b)	455,500	20,670,590

		69,829,994

Construction Materials—2.2%
Martin Marietta Materials, Inc. (a)	366,200	39,194,386
Vulcan Materials Co. (a)	409,300	35,465,845

		74,660,231

Consumer Finance—5.1%
American Express Co.	3,300,900	173,462,295

Containers & Packaging—2.1%
Sealed Air Corp. (a)	1,240,700	71,799,309

Diversified Consumer Services—0.0%
Apollo Group, Inc. (Class A) (a) (b)	7,000	367,570

Security Description	Shares	Value

Diversified Financial Services—8.3%
Citigroup, Inc.	1,811,673	$85,565,316
JPMorgan Chase & Co. (a)	2,931,308	122,059,665
Moody’s Corp. (a)	834,400	59,626,224
Principal Financial Group, Inc. (a)	240,600	11,741,280

		278,992,485

Energy Equipment & Services—1.0%
Transocean, Inc. (b)	409,700	32,898,910

Food & Staples Retailing—5.3%
Costco Wholesale Corp. (a)	2,311,300	125,180,008
Wal-Mart Stores, Inc.	1,108,300	52,356,092

		177,536,100

Food Products—0.8%
Hershey Co. (a)	493,100	25,754,613

Health Care Providers & Services—3.1%
Cardinal Health, Inc. (a)	469,100	34,957,332
Caremark Rx, Inc.	717,300	35,276,814
HCA, Inc.	750,400	34,360,816

		104,594,962

Household Durables—0.2%
Hunter Douglas NV (EUR)	111,351	7,406,605

Industrial Conglomerates—3.6%
Tyco International, Ltd.	4,534,989	121,900,504

Insurance—15.6%
American International Group, Inc.	2,197,007	145,200,193
Aon Corp. (a)	807,700	33,527,627
Berkshire Hathaway, Inc. (Class A) (a) (b)	1,043	94,235,050
Berkshire Hathaway, Inc. (Class B) (b)	1,256	3,783,072
Everest Re Group, Ltd. (a)	56,900	5,312,753
Loews Corp.	690,700	69,898,840
Markel Corp. (a) (b)	7,500	2,532,600
Marsh & McLennan Cos., Inc. (a)	777,300	22,821,528
Sun Life Financial, Inc.	139,300	5,928,608
The Chubb Corp.	158,400	15,117,696
The Progressive Corp. (a)	889,000	92,687,140
Transatlantic Holdings, Inc. (a)	593,256	34,675,813

		525,720,920

Internet Software & Services—0.3%
Expedia, Inc. (a) (b)	220,899	4,477,623
IAC/InterActiveCorp (a) (b)	220,899	6,509,894

		10,987,517

IT Services—1.3%
Iron Mountain, Inc. (a) (b)	1,105,900	45,054,366

Marine—1.0%
China Merchants Holdings International (HKD)	5,091,500	14,690,668
Cosco Pacific, Ltd. (HKD)	4,417,200	8,787,153
Kuehne & Nagel International AG (CHF)	35,511	11,518,645

		34,996,466

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—5.4%
Comcast Corp. (Special Class A) (a) (b)	2,575,955	$67,283,945
Gannett Co., Inc. (a)	152,500	9,137,800
Lagardere S.C.A. (EUR)	401,577	31,323,775
Liberty Media Corp. (Class A) (a) (b)	2,041,900	16,763,999
News Corp. (Class A)	1,772,800	29,446,208
NTL, Inc. (a) (b)	613,857	17,869,377
WPP Group, Plc. (a)	166,200	9,972,000

		181,797,104

Metals & Mining—0.5%
BHP Billiton, Plc. (GBP)	438,822	8,099,984
Rio Tinto, Plc. (GBP)	155,400	8,019,226

		16,119,210

Oil, Gas & Consumable Fuels—9.9%
ConocoPhillips	1,768,108	111,656,020
Devon Energy Corp. (a)	1,363,616	83,412,391
EOG Resources, Inc. (a)	1,099,000	79,128,000
Occidental Petroleum Corp.	636,000	58,925,400

		333,121,811

Personal Products—0.8%
Avon Products, Inc.	915,400	28,533,018

Real Estate—1.5%
General Growth Properties, Inc. (REIT)	1,024,578	50,071,127

Software—2.0%
Microsoft Corp.	2,465,700	67,091,697

Tobacco—4.8%
Altria Group, Inc.	2,302,900	163,183,494

Wireless Telecommunication Services —1.2%
SK Telecom Co., Ltd. (ADR)	775,000	18,282,250
Sprint Nextel Corp.	888,600	22,961,424

		41,243,674

Total Common Stock (Identified Cost $2,455,006,813)		3,276,784,214

Fixed Income—0.3%
Security Description	Face Amount	Value

Government Agency—0.3%
Minnesota State Higher Education Services Board 4.630%, 11/01/34	$12,000,000	$12,000,000

Total Fixed Income (Identified Cost $12,000,000)		12,000,000

Short Term Investments—2.7%

Commercial Paper—2.7%
San Paolo U.S. Financial, Inc. 4.775%, 04/03/06	12,000,000	11,996,817
Societe Generale 4.870%, 04/03/06	38,610,000	38,599,554
UBS Americas, Inc. 4.830%, 04/03/06	40,000,000	39,989,267

Total Short Term Investments (Identified Cost $90,585,638)		90,585,638

Total Investments—100.0% (Identified Cost $2,557,592,451) (c)		3,379,369,852
Liabilities in excess of other assets		(193,338)

Total Net Assets—100%		$3,379,176,514

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $248,926,734 and the collateral received consisted of cash in the amount of $256,709,284.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $2,557,592,451 and the composition of unrealized appreciation and depreciation of investment securities was $869,104,426 and $(47,327,025), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—99.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
General Dynamics Corp.	31,800	$2,034,564
Goodrich Corp.	41,800	1,822,898
Hexcel Corp.	150,500	3,306,485
Raytheon Co.	36,200	1,659,408
Rockwell Collins, Inc.	15,500	873,425
United Technologies Corp.	16,400	950,708

		10,647,488

Air Freight & Logistics—0.2%
EGL, Inc.	29,900	1,345,500

Airlines—0.8%
ACE Aviation Holdings, Inc. (CAD) (a)	32,400	945,393
AirTran Holdings, Inc. (a)	82,300	1,490,453
JetBlue Airways Corp. (a)	55,400	593,888
Southwest Airlines Co.	75,700	1,361,843
UAL Corp. (a)	13,900	555,027
US Airways Group, Inc.	10,300	412,000

		5,358,604

Auto Components—0.1%
Gentex Corp.	34,700	605,862

Automobiles—0.4%
Ford Motor Co. (a)	182,100	1,449,516
General Motors Corp.	17,900	380,733
Hyundai Motor Corp. (KRW)	7,070	592,173

		2,422,422

Beverages—0.7%
Coca-Cola Enterprises, Inc.	51,100	1,039,374
Diageo, Plc. (ADR)	13,700	868,991
The Coca-Cola Co.	55,200	2,311,224

		4,219,589

Biotechnology—1.8%
Alkermes, Inc. (a)	10,600	233,730
Amgen, Inc. (a)	8,250	600,188
Biogen Idec, Inc. (a)	38,100	1,794,510
BioMarin Pharmaceutical, Inc. (a)	45,700	613,294
Cephalon, Inc. (a)	96,450	5,811,113
Genentech, Inc. (a)	6,100	515,511
ImClone Systems, Inc. (a)	17,900	608,958
MedImmune, Inc. (a)	26,500	969,370

		11,146,674

Building Products—0.7%
Masco Corp.	139,100	4,519,359

Capital Markets—3.9%
Capital One Financial Corp.	11,500	925,980
Investors Financial Services Corp.	24,900	1,167,063
Lehman Brothers Holdings, Inc.	15,800	2,283,574
Merrill Lynch & Co., Inc.	85,800	6,757,608
Morgan Stanley	89,200	5,603,544

Security Description	Shares	Value

Capital Markets—(Continued)
State Street Corp.	85,600	$5,172,808
The Bear Stearns Co., Inc.	5,950	825,265
The Charles Schwab Corp.	135,200	2,326,792

		25,062,634

Chemicals—2.5%
Chemtura Corp.	82,800	975,384
Cytec Industries, Inc.	26,000	1,560,260
E. I. du Pont de Nemours & Co.	104,700	4,419,387
Ecolab, Inc.	45,600	1,741,920
Georgia Gulf Corp.	23,200	602,968
Lyondell Chemical Co.	44,515	885,849
NOVA Chemicals Corp.	11,400	324,900
NOVA Chemicals Corp. (Toronto) (CAD)	25,200	719,105
Praxair, Inc.	54,050	2,980,858
Rohm & Haas Co.	39,700	1,940,139

		16,150,770

Commercial Banks—4.4%
Banco Bradesco S.A. (ADR)	18,300	657,153
Bank of America Corp.	196,104	8,930,576
Golden West Financial Corp.	16,000	1,086,400
Kookmin Bank	18,100	1,547,912
Korea Exchange Bank (KRW)	60,120	761,261
Mizuho Financial Group, Inc. (JPY)	115	942,982
Standard Chartered (GBP)	26,000	647,149
UBS AG	18,600	2,045,442
UCBH Holdings, Inc.	75,300	1,424,676
W Holding Co., Inc.	45,288	356,417
Wachovia Corp.	135,374	7,587,713
Wells Fargo & Co.	30,300	1,935,261

		27,922,942

Commercial Services & Supplies—1.6%
Allied Waste Industries, Inc. (a)	86,200	1,055,088
Cendant Corp.	86,800	1,505,980
Ceridian Corp. (a)	40,000	1,018,000
Cintas Corp.	53,000	2,258,860
Paychex, Inc.	15,500	645,730
Robert Half International, Inc.	56,100	2,166,021
The Brinks Co.	34,400	1,746,144

		10,395,823

Communications Equipment–1.1%
Alcatel S.A.	92,200	1,419,880
Comverse Technology, Inc. (a)	45,200	1,063,556
Lucent Technologies, Inc. (a)	330,300	1,007,415
Nokia Corp. (ADR)	106,000	2,196,320
Nortel Networks Corp. (a)	395,600	1,206,580
Nortel Networks Corp. (CAD)	111,000	339,679

		7,233,430

Computers & Peripherals–2.1%
EMC Corp. (a)	62,000	845,060
Hewlett-Packard Co.	296,800	9,764,720

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Seagate Technology	97,200	$2,559,276

		13,169,056

Construction & Engineering—1.2%
Chicago Building & Iron Co., NV	19,000	456,000
Dycom Industries, Inc. (a)	62,900	1,336,625
Fluor Corp.	37,700	3,234,660
Jacobs Engineering Group, Inc. (a)	21,800	1,890,932
MasTec, Inc. (a)	60,000	850,200

		7,768,417

Construction Materials—0.1%
Martin Marietta Materials, Inc.	8,450	904,404

Containers & Packaging—0.9%
Ball Corp.	14,900	653,067
Owens-Illinois, Inc. (a)	84,300	1,464,291
Packaging Corp. of America	88,700	1,990,428
Smurfit-Stone Container Corp. (a)	113,583	1,541,321

		5,649,107

Distributors—0.2%
WESCO International, Inc.	19,800	1,346,598

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a)	12,100	635,371

Diversified Financial Services—4.0%
Citigroup, Inc.	157,066	7,418,227
Doral Financial Corp.	100,400	1,159,620
IntercontinentalExchange, Inc. (a)	900	62,145
JPMorgan Chase & Co.	316,828	13,192,718
Nomura Holdings, Inc. (JPY)	118,300	2,644,949
Nuveen Investments, Inc. (Class A)	13,400	645,210

		25,122,869

Diversified Telecommunication Services—1.9%
AT&T, Inc.	303,300	8,201,232
Covad Communications Group, Inc.	335,000	646,550
Telus Corp. (CAD)	11,500	448,427
Verizon Communications, Inc.	86,000	2,929,160

		12,225,369

Electric Utilities—0.8%
CMS Energy Corp. (a)	85,400	1,105,930
PG&E Corp.	33,100	1,287,590
PPL Corp.	58,200	1,711,080
The AES Corp. (a)	41,300	704,578

		4,809,178

Electrical Equipment—0.5%
ABB, Ltd. (ADR)	36,000	451,800
Cooper Industries, Ltd. (Class A)	8,800	764,720
Rockwell Automation, Inc.	27,750	1,995,503

		3,212,023

Security Description	Shares	Value

Electronic Equipment & Instruments—2.4%
Agilent Technologies, Inc. (a)	95,200	$3,574,760
Jabil Circuit, Inc. (a)	13,400	574,324
Molex, Inc.	23,100	766,920
PerkinElmer, Inc.	94,800	2,224,956
Symbol Technologies, Inc.	175,300	1,854,674
Thermo Electron Corp. (a)	113,000	4,191,170
Trimble Navigation, Ltd. (a)	10,594	477,260
Vishay Intertechnology, Inc. (a)	111,700	1,590,608

		15,254,672

Energy Equipment & Services—4.9%
BJ Services Co.	61,100	2,114,060
FMC Technologies, Inc. (a)	27,400	1,403,428
GlobalSantaFe Corp.	37,300	2,265,975
Halliburton Co.	111,200	8,119,824
National-Oilwell Varco, Inc. (a)	114,250	7,325,710
Pride International, Inc. (a)	105,600	3,292,608
Schlumberger, Ltd.	30,350	3,841,400
Smith International, inc. (a)	69,100	2,692,136

		31,055,141

Food & Staples Retailing—1.6%
Carrefour S.A. (EUR)	8,600	457,526
CVS Corp.	55,600	1,660,772
Safeway, Inc. (a)	49,400	1,240,928
Sysco Corp.	14,600	467,930
The Kroger Co. (a)	223,300	4,546,388
Wal-Mart Stores, Inc.	43,300	2,045,492

		10,419,036

Food Products—0.5%
ConAgra Foods, Inc.	28,700	621,355
McCormick & Co., Inc.	37,400	1,266,364
Nestle S.A. (CHF)	5,242	1,557,501

		3,445,220

Health Care Equipment & Supplies—3.0%
Baxter International, Inc.	217,000	8,421,770
Boston Scientific Corp. (a)	40,200	926,610
C.R. Bard, Inc.	10,800	732,348
Cooper Cos., Inc.	9,200	497,076
Dionex Corp. (a)	16,500	1,014,420
Illumina, Inc.	36,800	874,000
Inverness Medical Innovations, Inc.	52,000	1,493,960
Medtronic, Inc.	18,200	923,650
Varian, Inc. (a)	23,700	975,966
Waters Corp. (a)	78,900	3,404,535

		19,264,335

Health Care Providers & Services—0.9%
Chemed Corp.	4,200	249,228
Community Health Systems, Inc. (a)	22,700	820,605
Emdeon Corp. (a)	85,800	926,640
Healthspring, Inc. (a)	1,200	22,332
McKesson Corp.	13,200	688,116

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Service Corp. International	153,300	$1,195,740
UnitedHealth Group, Inc.	27,200	1,519,392
WebMD Health Corp. (a)	13,600	566,304

		5,988,357

Hotels, Restaurants & Leisure—1.1%
Gaylord Entertainment Co. (a)	22,600	1,025,588
Las Vegas Sands Corp. (a)	5,800	328,628
McDonald’s Corp.	112,100	3,851,756
Red Robin Gourmet Burgers, Inc. (a)	32,700	1,543,440
Tim Hortons, Inc.	900	23,895

		6,773,307

Household Durables—0.5%
Sony Corp. (ADR)	64,400	2,966,908

Household Products—1.0%
Colgate-Palmolive Co.	114,900	6,560,790

Independent Power Producers & Energy Traders—0.2%
Mirant Corp. (a)	49,300	1,232,500

Industrial Conglomerates—7.8%
General Electric Co.	569,050	19,791,559
Honeywell International, Inc.	579,100	24,768,107
Smiths Group, Plc. (GBP)	75,300	1,287,624
Tyco International, Ltd.	148,800	3,999,744

		49,847,034

Insurance—9.3%
ACE, Ltd.	134,300	6,984,943
American International Group, Inc.	380,400	25,140,636
Aspen Insurance Holdings, Ltd.	49,000	1,208,340
Endurance Specialty Holdings, Ltd.	18,500	602,175
Hilb, Rogal & Hamilton Co.	40,200	1,657,044
Montpelier Re Holdings, Ltd.	16,500	268,950
Münchener Rückversicherungs-Gesellschaft AG (EUR)	8,000	1,135,571
PartnerRe, Ltd.	61,200	3,799,908
Platinum Underwriters Holdings, Ltd.	43,100	1,254,210
Scottish Re Group, Ltd.	34,800	863,388
Swiss Reinsurance Co. (CHF)	13,471	941,384
The Hartford Financial Services Group, Inc.	80,050	6,448,028
The Navigators Group, Inc. (a)	7,200	357,120
The St. Paul Travelers Cos., Inc.	51,500	2,152,185
W.R. Berkley Corp.	77,450	4,496,747
XL Capital, Ltd. (Class A)	29,500	1,891,245

		59,201,874

Internet & Catalog Retail—0.2%
Coldwater Creek, Inc. (a)	52,650	1,463,670

Internet Software & Services—0.8%
eBay, Inc. (a)	15,900	621,054
Expedia, Inc. (a)	18,100	366,887

Security Description	Shares	Value

Internet Software & Services—(Continued)
Google, Inc. (Class A) (a)	6,500	$2,535,000
IAC/InterActiveCorp	20,500	604,135
Yahoo!, Inc. (a)	22,400	722,624

		4,849,700

IT Services—0.4%
First Data Corp.	49,300	2,308,226
Infosys Technologies Ltd.	5,800	451,588

		2,759,814

Leisure Equipment & Products—1.1%
Eastman Kodak Co.	240,500	6,839,820
Leapfrog Enterprises, Inc.	20,400	216,648

		7,056,468

Machinery—0.7%
Atlas Copco AB (Series A) (SEK)	11,500	323,164
Deere & Co.	40,700	3,217,335
Flowserve Corp. (a)	9,800	571,732
Watts Industries, Inc.	15,750	572,355

		4,684,586

Media—2.6%
CBS Corp. (Class B)	27,366	656,237
Clear Channel Communications, Inc.	50,900	1,476,609
Clear Channel Outdoor Holdings, Inc. (a)	31,800	745,710
Lamar Advertising Co. (Class A)	48,400	2,546,808
Live Nation, Inc. (a)	6,737	133,662
Media General, Inc. (Class A)	22,600	1,053,612
News Corp. (Class A)	116,022	1,927,125
The Walt Disney Co.	158,600	4,423,354
Time Warner, Inc.	109,900	1,845,221
Univision Communications, Inc. (Class A) (a)	33,700	1,161,639
Viacom, Inc. (Class B) (a)	11,266	437,121

		16,407,098

Metals & Mining—2.3%
Alcoa, Inc.	105,800	3,233,248
Allegheny Technologies, Inc.	11,600	709,688
CONSOL Energy, Inc. (a)	17,200	1,275,552
Freeport-McMoRan Copper & Gold, Inc. (Class B)	17,500	1,045,975
Massey Energy Co.	27,350	986,515
Mittal Steel Co. N.V.	43,200	1,630,800
Newmont Mining Corp.	74,500	3,865,805
Oregon Steel Mills, Inc.	39,600	2,026,332

		14,773,915

Multiline Retail—1.6%
99 Cents Only Stores (a)	80,700	1,094,292
Family Dollar Stores, Inc.	46,500	1,236,900
Federated Department Stores, Inc.	52,850	3,858,050
KarstadtQuele AG (EUR)	38,200	898,087
Kohl’s Corp. (a)	18,500	980,685
Lotte Shopping Co. (a)	41,300	833,434

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-21

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Saks, Inc.	54,700	$1,055,710

		9,957,158

Office Electronics—0.4%
Xerox Corp. (a)	88,100	1,339,120
Zebra Technologies Corp. (Class A) (a)	25,100	1,122,472

		2,461,592

Oil, Gas & Consumable Fuels—6.9%
Amerada Hess Corp.	15,600	2,221,440
Apache Corp.	13,100	858,181
Chevron Corp.	96,500	5,594,105
ConocoPhillips	31,444	1,985,689
El Paso Corp.	148,000	1,783,400
EOG Resources, Inc.	29,300	2,109,600
Exxon Mobil Corp.	244,500	14,880,270
International Coal Group, Inc. (a)	28,900	281,486
Occidental Petroleum Corp.	20,700	1,917,855
OMI Corp.	56,300	1,014,526
Overseas Shipholding Group, Inc.	13,000	623,090
Quicksilver Resources, Inc. (a)	95,800	3,703,628
Ultra Petroleum Corp. (a)	9,500	591,945
Valero Energy Corp.	65,500	3,915,590
XTO Energy, Inc.	50,000	2,178,500

		43,659,305

Personal Products—0.7%
Avon Products, Inc.	137,300	4,279,641

Pharmaceuticals—5.2%
Allergan, Inc.	9,100	987,350
Alnylam Pharmaceuticals, Inc.	99,400	1,748,446
Johnson & Johnson	23,400	1,385,748
Merck & Co., Inc.	187,500	6,605,625
Pfizer, Inc.	480,600	11,976,552
Schering-Plough Corp.	149,000	2,829,510
Teva Pharmaceutical Industries, Ltd. (ADR)	34,300	1,412,474
Theravance, Inc. (a)	5,300	148,612
Wyeth	121,500	5,895,180

		32,989,497

Real Estate—1.0%
Apartment Investment & Management Co. (REIT) (Class A)	18,900	886,410
Equity Lifestyle Properties, Inc. (REIT)	14,400	716,400
Equity Residential (REIT)	51,600	2,414,364
General Growth Properties, Inc. (REIT)	47,150	2,304,221

		6,321,395

Road & Rail—0.4%
Norfolk Southern Corp.	37,500	2,027,625
Old Dominion Freight Line, Inc. (a)	11,800	318,010

		2,345,635

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—1.2%
Altera Corp. (a)	28,900	$596,496
Freescale Semiconductor, Inc. (Class A) (a)	55,000	1,529,550
Intel Corp.	35,700	690,795
Marvell Technology Group, Ltd. (a)	19,353	1,046,997
Micron Technology, Inc. (a)	58,300	858,176
PMC-Sierra, Inc. (a)	53,337	655,512
Samsung Electronics Co., Ltd. (KRW)	1,640	1,060,492
Teradyne, Inc. (a)	53,800	834,438
Xilinx, Inc.	23,000	585,580

		7,858,036

Software—1.9%
BEA Systems, Inc.	73,300	962,429
Cognos, Inc.	34,600	1,345,940
Electronic Arts, Inc. (a)	17,300	946,656
Macrovision Corp. (a)	34,300	759,745
Microsoft Corp.	93,100	2,533,251
NAVTEQ, Inc. (a)	45,700	2,314,705
Symantec Corp. (a)	93,000	1,565,190
TradeStation Group, Inc.	87,200	1,205,104
Ulticom, Inc.	32,000	344,000

		11,977,020

Specialty Retail—2.4%
Best Buy Co., Inc.	67,050	3,750,107
Casual Male Retail Group, Inc.	34,500	336,030
Circuit City Stores, Inc.	28,900	707,472
Eddie Bauer Holdings, Inc. (a)	20,600	265,740
Office Depot, Inc. (a)	13,300	495,292
Pier 1 Imports, Inc.	28,800	334,368
Staples, Inc.	63,300	1,615,416
The Gymboree Corp. (a)	58,700	1,528,548
The Home Depot, Inc.	125,950	5,327,685
TJX Cos., Inc.	23,100	573,342
Urban Outfitters, Inc. (a)	1,250	30,675

		14,964,675

Textiles, Apparel & Luxury Goods—0.2%
Deckers Outdoor Corp.	27,900	1,131,066
Maidenform Brands, Inc. (a)	2,200	24,222

		1,155,288

Thrifts & Mortgage Finance—2.2%
Federal Home Loan Mortgage Corp.	75,200	4,587,200
Federal National Mortgage Association	159,100	8,177,740
Hudson City Bancorp, Inc.	113,200	1,504,428

		14,269,368

Tobacco—1.1%
Altria Group, Inc.	98,100	6,951,366

Trading Companies & Distributors—0.2%
Interline Brands, Inc. (a)	38,800	978,924

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Transportation Infrastructure—0.1%
Grupo Aeroportuario del Pacifico S.A. de C.V. (a)	19,400	$619,830

Wireless Telecommunication Services—1.4%
American Tower Corp. (Class A) (a)	105,500	3,198,760
Leap Wireless International, Inc.	13,500	588,465
Sprint Nextel Corp.	203,070	5,247,329

		9,034,554

Total Common Stock (Identified Cost $559,195,224)		635,701,198

Short Term Investments—0.1%
Security Description	Face Amount	Value

Repurchase Agreement—0.1%
State Street Corp. Repurchase Agreement dated 3/31/06 at 2.300% to be repurchased at $763,146 on 04/03/06, collateralized by $790,000 U.S. Treasury Bond 4.125% due 8/15/08 with a value of $782,100.	$763,000	$763,000

Total Short Term Investments (Identified Cost $763,000)		763,000

Total Investments—100.0% (Identified Cost $559,958,224) (b)		636,464,198
Other assets less liabilities		294,358

Total Net Assets—100%		$636,758,556

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $559,958,224 and the composition of unrealized appreciation and depreciation of investment securities was $83,437,278 and $(6,931,304), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(SEK)—	Swedish Krona

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—94.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Raytheon Co.	308,000	$14,118,720

Automobiles—2.1%
Harley-Davidson, Inc.	249,300	12,933,684

Beverages—6.8%
Anheuser-Busch Cos., Inc.	297,700	12,732,629
Coca-Cola Enterprises, Inc.	338,700	6,889,158
Diageo, Plc. (ADR)	203,700	12,920,691
InBev NV (EUR)	198,100	9,299,280

		41,841,758

Building Products—2.2%
Masco Corp.	425,500	13,824,495

Commercial Banks—3.4%
The Bank of New York Co., Inc.	240,300	8,660,412
U.S. Bancorp	414,800	12,651,400

		21,311,812

Commercial Services & Supplies—1.6%
H&R Block, Inc.	447,000	9,677,550

Computers & Peripherals—5.3%
Dell, Inc. (a)	310,500	9,240,480
Hewlett-Packard Co.	358,000	11,778,200
Sun Microsystems, Inc. (a)	2,269,200	11,640,996

		32,659,676

Diversified Financial Services—4.6%
Citigroup, Inc.	293,700	13,871,451
JPMorgan Chase & Co.	345,600	14,390,784

		28,262,235

Food & Staples Retailing—2.1%
Wal-Mart Stores, Inc.	278,500	13,156,340

Food Products—3.2%
General Mills, Inc.	231,300	11,722,284
H.J. Heinz Co.	221,750	8,408,760

		20,131,044

Health Care Equipment & Supplies—2.1%
Baxter International, Inc.	330,800	12,838,348

Hotels, Restaurants & Leisure—5.1%
McDonald’s Corp.	514,700	17,685,092
Yum! Brands, Inc.	287,500	14,047,250

		31,732,342

Household Durables—5.9%
Fortune Brands, Inc.	153,700	12,392,831
Pulte Homes, Inc.	298,500	11,468,370
The Black & Decker Corp.	144,300	12,538,227

		36,399,428

Security Description	Shares	Value

Industrial Conglomerates—3.1%
Honeywell International, Inc.	254,450	$10,882,827
Tyco International, Ltd.	315,000	8,467,200

		19,350,027

Insurance—3.5%
AFLAC, Inc.	248,700	11,223,831
MGIC Investment Corp.	153,000	10,194,390

		21,418,221

IT Services—2.5%
First Data Corp.	324,500	15,193,090

Leisure Equipment & Products—0.8%
Mattel, Inc.	285,900	5,183,367

Media—16.6%
CBS Corp. (Class B)	229,700	5,508,206
Comcast Corp. (Special Class A) (a)	440,500	11,505,860
Discovery Holding Co. (Class A) (a)	129,100	1,936,500
EchoStar Communications Corp. (Class A)	314,300	9,388,141
Gannett Co., Inc.	157,400	9,431,408
Liberty Media Corp. (Class A) (a)	1,648,900	13,537,469
The DIRECTV Group, Inc. (a)	824,072	13,514,781
The Walt Disney Co.	551,700	15,386,913
Time Warner, Inc.	822,100	13,803,059
Viacom, Inc. (Class B) (a)	229,700	8,912,360

		102,924,697

Multiline Retail—2.2%
Kohl’s Corp. (a)	258,700	13,713,687

Office Electronics—1.4%
Xerox Corp. (a)	572,500	8,702,000

Oil, Gas & Consumable Fuels—2.2%
Burlington Resources, Inc.	102,700	9,439,157
ConocoPhillips	66,800	4,218,420

		13,657,577

Pharmaceuticals—3.8%
Abbott Laboratories	267,600	11,364,972
Bristol-Myers Squibb Co.	495,300	12,189,333

		23,554,305

Semiconductors & Semiconductor Equipment—2.8%
Intel Corp.	434,400	8,405,640
Texas Instruments, Inc.	272,700	8,854,569

		17,260,209

Specialty Retail—6.4%
Limited Brands, Inc.	430,200	10,522,692
The Gap, Inc.	718,200	13,415,976
The Home Depot, Inc.	365,200	15,447,960

		39,386,628

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—2.3%
Washington Mutual, Inc.	333,100	$14,196,722

Total Common Stock (Identified Cost $486,901,897)		583,427,962

Short Term Investments—5.6%
Security Description	Face Amount	Value

Repurchase Agreement—5.6%
State Street Repurchase Agreement dated 3/31/06 at 1.350% to be repurchased at $34,658,331 on 04/13/06, collateralized by $37,080,000 U.S. Treasury Note 3.875% due 09/15/10 with a value of $35,694,024.	$34,654,000	$34,654,000

Total Short Term Investments (Identified Cost $34,654,000)		34,654,000

Total Investments—99.9% (Identified Cost $521,555,897)		618,081,962
Other assets less liabilities		673,283

Total Net Assets—100%		$618,755,245

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $521,555,897 and the composition of unrealized appreciation and depreciation of investment securities was $107,745,770 and $(11,219,705), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock — 98.0% of Total Net Assets

Security Description	Shares	Value

Beverages—1.9%
PepsiCo, Inc.	366,300	$21,168,477

Biotechnology—6.3%
Amgen, Inc. (a)	342,100	24,887,775
Genentech, Inc. (a)	255,800	21,617,658
Gilead Sciences, Inc. (a)	391,400	24,352,908

		70,858,341

Capital Markets—9.0%
Legg Mason, Inc.	90,100	11,292,233
Lehman Brothers Holdings, Inc.	50,300	7,269,859
Merrill Lynch & Co., Inc.	299,400	23,580,744
The Charles Schwab Corp.	1,199,800	20,648,558
The Goldman Sachs Group, Inc.	111,600	17,516,736
UBS AG	189,800	20,872,306

		101,180,436

Communications Equipment—5.2%
Cisco Systems, Inc. (a)	1,073,000	23,251,910
Nokia Corp. (ADR)	758,800	15,722,336
QUALCOMM, Inc.	390,900	19,783,449

		58,757,695

Computers & Peripherals—1.4%
Apple Computer, Inc. (a)	247,700	15,535,744

Consumer Finance—2.3%
American Express Co.	479,000	25,171,450

Diversified Financial Services—1.5%
Citigroup, Inc.	235,100	11,103,773
JPMorgan Chase & Co.	136,160	5,669,702

		16,773,475

Electronic Equipment & Instruments—1.6%
Agilent Technologies, Inc. (a)	470,000	17,648,500

Energy Equipment & Services—2.4%
Schlumberger, Ltd.	214,400	27,136,608

Food & Staples Retailing—1.6%
Whole Foods Market, Inc.	261,900	17,400,636

Health Care Equipment & Supplies—3.2%
Alcon, Inc.	198,000	20,643,480
St. Jude Medical, Inc. (a)	365,700	$14,993,700

		35,637,180

Health Care Providers & Services—5.8%
Caremark Rx, Inc. (a)	381,000	18,737,580
CIGNA Corp.	73,300	9,574,446
UnitedHealth Group, Inc.	399,600	22,321,656
WellPoint, Inc. (a)	185,900	14,394,237

		65,027,919

Security Description	Shares	Value

Hotels, Restaurants & Leisure—2.3%
Marriott International, Inc. (Class A)	242,400	$16,628,640
The Cheesecake Factory, Inc. (a) (b)	246,500	9,231,425

		25,860,065

Household Products—3.1%
The Procter & Gamble Co.	599,382	34,536,391

Industrial Conglomerates—2.2%
General Electric Co.	716,200	24,909,436

Insurance—2.0%
American International Group, Inc.	338,400	22,364,856

Internet Software & Services—9.5%
eBay, Inc. (a)	859,300	33,564,258
Google, Inc. (Class A) (a)	124,200	48,438,000
Yahoo!, Inc. (a)	756,600	24,407,916

		106,410,174

Media—2.6%
Getty Images, Inc. (a) (b)	80,700	6,042,816
The Walt Disney Co.	810,200	22,596,478

		28,639,294

Multiline Retail—3.2%
Federated Department Stores, Inc.	269,800	19,695,400
Target Corp.	318,400	16,559,984

		36,255,384

Oil, Gas & Consumable Fuels—1.2%
Occidental Petroleum Corp.	147,400	13,656,610

Pharmaceuticals—5.8%
Novartis AG (ADR)	458,500	25,419,240
Roche Holding AG (ADR)	313,000	23,244,163
Sanofi-Aventis (ADR)	351,300	$16,669,185

		65,332,588

Semiconductors & Semiconductor Equipment—8.5%
Broadcom Corp. (Class A) (a)	599,350	25,867,946
Marvell Technology Group, Ltd. (a)	440,700	23,841,870
Maxim Integrated Products, Inc.	594,900	22,100,535
Texas Instruments, Inc.	728,800	23,664,136

		95,474,487

Software—7.9%
Adobe Systems, Inc. (a)	759,200	26,511,264
Electronic Arts, Inc. (a)	329,900	18,052,128
Microsoft Corp.	817,100	22,233,291
SAP AG (ADR) (b)	402,200	21,847,504

		88,644,187

Specialty Retail—4.3%
Chico’s FAS, Inc. (a)	405,200	16,467,328

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Lowe’s Cos., Inc.	246,100	$15,858,684
Urban Outfitters, Inc. (a) (b)	266,400	6,537,456
Williams-Sonoma, Inc. (a) (b)	231,800	9,828,320

		48,691,788

Textiles, Apparel & Luxury Goods—3.2%
Coach, Inc. (a)	536,300	18,545,254
NIKE, Inc. (Class B)	201,900	17,181,690

		35,726,944

Total Common Stock (Identified Cost $918,204,672)		1,098,798,665

Short Term Investments—3.7%
Security Description	Face Amount	Value

Commercial Paper—3.7%
American Express Corp. 4.500%, 04/03/06	$11,318,000	$11,318,000
General Electric Corp. 4.740%, 04/03/06	30,000,000	30,000,000

Total Short Term Investments (Identified Cost $41,318,000)		41,318,000

Total Investments—101.7% (Identified Cost $959,522,672) (c)		1,140,116,665
Liabilities in excess of other assets		(19,050,348)

Total Net Assets—100%		$1,121,066,317

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $37,475,171 and the collateral received consisted of cash in the amount of $37,935,816.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $959,522,672 and the composition of unrealized appreciation and depreciation of investment securities was $185,548,381 and $(4,954,388), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
General Dynamics Corp.	172,573	$11,041,221
Goodrich Corp.	53,204	2,320,226
L-3 Communications Holdings, Inc.	52,281	4,485,187
Lockheed Martin Corp.	154,457	11,604,354
Northrop Grumman Corp.	151,197	10,325,243
Raytheon Co.	192,330	8,816,407
Rockwell Collins, Inc.	74,275	4,185,396
The Boeing Co.	345,065	26,890,915
United Technologies Corp.	437,773	25,377,701

		105,046,650

Air Freight & Logistics—1.0%
FedEx Corp.	131,011	14,796,382
Ryder System, Inc.	26,225	1,174,356
United Parcel Service, Inc. (Class B)	470,839	37,375,200

		53,345,938

Airlines—0.1%
Southwest Airlines Co.	305,278	5,491,951

Auto Components—0.1%
Cooper Tire & Rubber Co. (a)	26,440	379,150
Johnson Controls, Inc.	83,712	6,356,252
The Goodyear Tire & Rubber Co. (a)	76,300	1,104,824

		7,840,226

Automobiles—0.3%
Ford Motor Co. (a) (b)	803,671	6,397,221
General Motors Corp. (a)	243,802	5,185,669
Harley-Davidson, Inc.	117,495	6,095,641

		17,678,531

Beverages—2.0%
Anheuser-Busch Cos., Inc.	334,706	14,315,376
Brown-Forman Corp. (Class B)	35,852	2,759,528
Coca-Cola Enterprises, Inc.	130,811	2,660,696
Constellation Brands, Inc. (b)	84,995	2,129,125
Molson Coors Brewing Co.	24,745	1,698,002
PepsiCo, Inc.	714,267	41,277,490
The Coca-Cola Co.	888,137	37,186,296
The Pepsi Bottling Group, Inc.	58,298	1,771,676

		103,798,189

Biotechnology—1.4%
Amgen, Inc. (b)	503,824	36,653,196
Biogen Idec, Inc. (b)	148,349	6,987,238
Chiron Corp. (b)	47,154	2,160,125
Genzyme Corp. (b)	112,001	7,528,707
Gilead Sciences, Inc. (b)	199,301	12,400,508
MedImmune, Inc. (b)	110,133	4,028,665

		69,758,439

Security Description	Shares	Value

Building Products—0.2%
American Standard Cos., Inc. (b)	76,844	$3,293,534
Masco Corp.	179,476	5,831,175

		9,124,709

Capital Markets—3.2%
Ameriprise Financial, Inc.	108,060	4,869,184
Capital One Financial Corp.	129,814	10,452,623
E*TRADE Financial Corp. (b)	180,170	4,860,987
Franklin Resources, Inc.	65,793	6,200,332
Janus Capital Group, Inc.	92,595	2,145,426
Lehman Brothers Holdings, Inc.	116,579	16,849,163
Merrill Lynch & Co., Inc.	395,904	31,181,399
Morgan Stanley	462,933	29,081,451
Northern Trust Corp.	79,864	4,192,860
State Street Corp.	143,564	8,675,573
The Bear Stearns Co., Inc.	51,462	7,137,779
The Charles Schwab Corp.	444,854	7,655,937
The Goldman Sachs Group, Inc.	187,971	29,503,928

		162,806,642

Chemicals—1.5%
Air Products & Chemicals, Inc.	95,979	6,448,829
Ashland, Inc.	30,724	2,183,862
E. I. du Pont de Nemours & Co. (a)	396,619	16,741,288
Eastman Chemical Co.	35,196	1,801,331
Ecolab, Inc.	78,599	3,002,482
Engelhard Corp.	53,355	2,113,392
Hercules, Inc. (b)	48,667	671,605
International Flavours & Fragrances, Inc.	34,034	1,168,047
Monsanto Co.	116,134	9,842,357
PPG Industries, Inc.	71,279	4,515,525
Praxair, Inc.	139,157	7,674,509
Rohm & Haas Co.	62,090	3,034,338
Sigma-Aldrich Corp.	28,831	1,896,791
The Dow Chemical Co.	417,077	16,933,326
Tronox, Inc.	10,197	173,249

		78,200,931

Commercial Banks—6.2%
AmSouth Bancorp.	148,981	4,029,936
Bank of America Corp.	2,002,456	91,191,846
BB&T Corp.	230,831	9,048,575
Comerica, Inc.	70,179	4,068,277
Compass Bancshares, Inc.	53,285	2,696,754
Fifth Third Bancorp. (a)	239,541	9,428,334
First Horizon National Corp. (a)	54,323	2,262,553
Golden West Financial Corp.	110,392	7,495,617
Huntington Bancshares, Inc.	107,234	2,587,556
KeyCorp.	174,672	6,427,930
M&T Bank Corp.	34,209	3,904,615
Marshall & Ilsley Corp.	90,483	3,943,249
Mellon Financial Corp.	178,640	6,359,584
National City Corp.	235,993	8,236,156
PNC Financial Services Group, Inc.	125,989	8,480,320
Regions Financial Corp.	196,743	6,919,451

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-28

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
SunTrust Banks, Inc.	159,849	$11,630,613
Synovus Financial Corp.	135,050	3,658,505
The Bank of New York Co., Inc.	332,538	11,984,670
U.S. Bancorp.	776,399	23,680,170
Wachovia Corp.	699,517	39,207,928
Wells Fargo & Co.	722,514	46,146,969
Zions Bancorp.	44,996	3,722,519

		317,112,127

Commercial Services & Supplies—1.0%
Allied Waste Industries, Inc. (a) (b)	94,533	1,157,084
Avery Dennison Corp.	47,623	2,784,993
Cendant Corp.	434,650	7,541,178
Cintas Corp.	59,397	2,531,500
Convergys Corp. (b)	60,285	1,097,790
Equifax, Inc.	55,793	2,077,731
H&R Block, Inc.	141,251	3,058,084
Monster Worldwide, Inc. (b)	54,511	2,717,918
Paychex, Inc.	144,014	5,999,623
Pitney Bowes, Inc.	97,857	4,201,001
R.R. Donnelley & Sons Co.	93,106	3,046,428
Robert Half International, Inc.	73,936	2,854,669
Sabre Holdings Corp. (Class A)	56,842	1,337,492
Waste Management, Inc.	238,109	8,405,248

		48,810,739

Communications Equipment—3.0%
ADC Telecommunications, Inc. (a) (b)	50,485	1,291,911
Andrew Corp. (b)	68,693	843,550
Avaya, Inc. (a) (b)	179,793	2,031,661
CIENA Corp. (b)	251,066	1,308,054
Cisco Systems, Inc. (b)	2,651,642	57,461,082
Comverse Technology, Inc. (b)	87,088	2,049,181
Corning, Inc. (b)	666,507	17,935,703
JDS Uniphase Corp. (a) (b)	722,655	3,013,471
Lucent Technologies, Inc. (a) (b)	1,926,766	5,876,636
Motorola, Inc.	1,077,637	24,688,664
QUALCOMM, Inc.	714,063	36,138,728
Tellabs, Inc. (b)	194,174	3,087,367

		155,726,008

Computers & Peripherals—3.6%
Apple Computer, Inc. (b)	367,178	23,029,404
Dell, Inc. (b)	1,014,655	30,196,133
EMC Corp. (b)	1,024,669	13,966,238
Gateway, Inc. (a) (b)	113,938	249,524
Hewlett-Packard Co.	1,219,395	40,118,096
International Business Machines Corp.	675,703	55,725,226
Lexmark International, Inc. (Class A) (b)	46,686	2,118,611
NCR Corp. (b)	78,464	3,279,011
Network Appliance, Inc. (b)	161,310	5,811,999
NVIDIA Corp. (b)	73,798	4,225,673
Sun Microsystems, Inc. (b)	1,492,110	7,654,524

		186,374,439

Security Description	Shares	Value

Construction & Engineering—0.1%
Fluor Corp.	37,432	$3,211,666

Construction Materials—0.1%
Vulcan Materials Co.	43,281	3,750,299

Consumer Finance—0.7%
American Express Co.	533,583	28,039,787
SLM Corp.	179,913	9,344,681

		37,384,468

Containers & Packaging—0.2%
Ball Corp.	44,960	1,970,597
Bemis Co., Inc.	45,397	1,433,637
Pactiv Corp. (b)	61,772	1,515,885
Sealed Air Corp. (b)	35,091	2,030,716
Temple-Inland, Inc.	47,793	2,129,178

		9,080,013

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	60,621	3,183,209

Diversified Financial Services—3.7%
CIT Group, Inc.	86,128	4,609,571
Citigroup, Inc.	2,151,861	101,632,395
Federated Investors, Inc. (Class B)	36,316	1,418,140
JPMorgan Chase & Co.	1,502,699	62,572,386
Moody’s Corp.	104,877	7,494,510
Principal Financial Group, Inc.	120,499	5,880,351
T. Rowe Price Group, Inc.	56,925	4,452,104

		188,059,457

Diversified Telecommunication Services—2.6%
ALLTEL Corp.	167,266	10,830,474
AT&T, Inc.	1,672,650	45,228,456
BellSouth Corp.	775,078	26,856,453
CenturyTel, Inc. (a)	56,474	2,209,263
Citizens Communications Co.	141,605	1,879,098
Qwest Communications International, Inc. (a) (b)	668,782	4,547,718
Verizon Communications, Inc.	1,261,818	42,977,521

		134,528,983

Electric Utilities—2.5%
Allegheny Energy, Inc. (b)	70,351	2,381,381
Ameren Corp. (a)	88,271	4,397,661
American Electric Power Co., Inc.	169,741	5,774,589
CenterPoint Energy, Inc. (a)	133,693	1,594,957
Cinergy Corp.	85,981	3,904,397
CMS Energy Corp. (b)	95,174	1,232,503
Consolidated Edison, Inc. (a)	105,813	4,602,866
Constellation Energy Group, Inc.	76,936	4,209,169
Dominion Resources, Inc.	149,806	10,341,108
DTE Energy Co. (a)	76,659	3,073,259
Edison International	140,464	5,784,308
Entergy Corp.	89,608	6,177,576

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-29

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Exelon Corp.	287,659	$15,217,161
FirstEnergy Corp.	142,200	6,953,580
FPL Group, Inc.	173,983	6,983,678
PG&E Corp. (a)	148,875	5,791,238
Pinnacle West Capital Corp.	42,753	1,671,642
PPL Corp.	163,930	4,819,542
Progress Energy, Inc.	108,768	4,783,617
Public Service Enterprise Group, Inc.	108,081	6,921,507
TECO Energy, Inc.	89,815	1,447,818
The AES Corp. (b)	282,810	4,824,739
The Southern Co. (a)	319,779	10,479,158
Xcel Energy, Inc. (a)	174,093	3,159,788

		126,527,242

Electrical Equipment—0.5%
American Power Conversion Corp.	74,098	1,712,405
Cooper Industries, Ltd. (Class A)	39,581	3,439,589
Emerson Electric Co.	177,368	14,833,286
Rockwell Automation, Inc.	76,408	5,494,499

		25,479,779

Electronic Equipment & Instruments—0.6%
Agilent Technologies, Inc. (b)	184,848	6,941,042
Broadcom Corp. (Class A) (b)	189,907	8,196,386
Jabil Circuit, Inc. (b)	75,268	3,225,986
Molex, Inc. (a)	61,430	2,039,476
PerkinElmer, Inc.	56,389	1,323,450
Sanmina-SCI Corp. (b)	229,429	940,659
Solectron Corp. (b)	394,287	1,577,148
Symbol Technologies, Inc. (a)	109,066	1,153,918
Tektronix, Inc.	35,183	1,256,385
Thermo Electron Corp. (b)	69,917	2,593,222

		29,247,672

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	147,559	10,093,036
BJ Services Co.	139,754	4,835,488
Halliburton Co.	222,563	16,251,550
Nabors Industries, Ltd. (b)	68,124	4,876,316
National-Oilwell Varco, Inc. (b)	75,326	4,829,903
Noble Corp.	59,129	4,795,362
Rowan Cos., Inc. (a) (b)	47,126	2,071,659
Schlumberger, Ltd.	254,736	32,241,936
Transocean, Inc. (b)	140,532	11,284,720
Weatherford International, Ltd. (b)	150,378	6,879,794

		98,159,764

Food & Staples Retailing—2.1%
Albertson’s, Inc.	158,997	4,081,453
CVS Corp.	352,404	10,526,307
Safeway, Inc. (b)	193,875	4,870,140
Supervalu, Inc.	58,712	1,809,504
Sysco Corp.	267,001	8,557,382
The Kroger Co. (b)	312,771	6,368,018
Wal-Mart Stores, Inc.	1,076,984	50,876,724

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Walgreen Co.	436,334	$18,819,085
Whole Foods Market, Inc.	59,895	3,979,424

		109,888,037

Food Products—1.1%
Archer-Daniels-Midland Co.	281,872	9,484,993
Campbell Soup Co.	79,449	2,574,148
ConAgra Foods, Inc.	223,865	4,804,143
Dean Foods Co. (b)	58,002	2,252,218
General Mills, Inc.	153,557	7,782,269
H.J. Heinz Co.	144,431	5,476,824
Hershey Co. (a)	77,262	4,035,394
Kellogg Co.	108,381	4,773,099
McCormick & Co., Inc. (a)	57,172	1,935,844
Sara Lee Corp.	327,714	5,859,526
Tyson Foods, Inc. (Class A)	108,627	1,492,535
Wm. Wrigley Jr., Co.	76,506	4,896,384

		55,367,377

Gas Utilities—0.1%
KeySpan Corp.	75,263	3,075,999
Nicor, Inc. (a)	19,052	753,697
Peoples Energy Corp. (a)	16,532	589,200

		4,418,896

Health Care Equipment & Supplies—2.0%
Applera Corp.—Applied Biosystems Group	79,012	2,144,386
Bausch & Lomb, Inc.	23,181	1,476,630
Baxter International, Inc.	279,576	10,850,345
Becton, Dickinson & Co.	106,632	6,566,399
Biomet, Inc.	106,714	3,790,481
Boston Scientific Corp. (a) (b)	255,020	5,878,211
C.R. Bard, Inc.	44,840	3,040,600
Fisher Scientific International, Inc. (b)	53,201	3,620,328
Guidant Corp.	146,088	11,403,629
IMS Health, Inc. (a)	85,898	2,213,591
Medtronic, Inc.	520,370	26,408,778
Millipore Corp. (b)	22,450	1,640,197
St. Jude Medical, Inc. (b)	158,041	6,479,681
Stryker Corp.	125,977	5,585,820
Waters Corp. (b)	45,061	1,944,382
Zimmer Holdings, Inc. (b)	106,819	7,220,964

		100,264,422

Health Care Providers & Services—2.8%
Aetna, Inc.	244,489	12,014,189
AmerisourceBergen Corp.	90,113	4,349,755
Cardinal Health, Inc.	181,913	13,556,157
Caremark Rx, Inc.	193,419	9,512,346
CIGNA Corp.	52,196	6,817,842
Coventry Health Care, Inc. (b)	69,118	3,730,990
Express Scripts, Inc. (b)	63,104	5,546,842
HCA, Inc.	175,868	8,052,996
Health Management Associates, Inc. (Class A)	103,748	2,237,844
Humana, Inc. (b)	70,482	3,710,877

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Laboratory Corp. of America Holdings (b)	54,020	$3,159,090
Manor Care, Inc. (a)	34,089	1,511,847
McKesson Corp.	131,978	6,880,013
Patterson Cos., Inc. (b)	59,772	2,103,974
Quest Diagnostics, Inc. (a)	70,136	3,597,977
Tenet Healthcare Corp. (b)	202,760	1,496,369
UnitedHealth Group, Inc.	584,727	32,662,850
WellPoint, Inc. (b)	284,540	22,031,932

		142,973,890

Hotels, Restaurants & Leisure—1.5%
Carnival Corp.	187,183	8,866,859
Darden Restaurants, Inc.	56,700	2,326,401
Harrah’s Entertainment, Inc.	79,367	6,187,451
Hilton Hotels Corp.	142,079	3,617,331
International Game Technology	145,366	5,119,791
Marriott International, Inc. (Class A)	69,941	4,797,953
McDonald’s Corp.	541,767	18,615,114
Starbucks Corp. (b)	329,102	12,387,399
Starwood Hotels & Resorts Worldwide, Inc. (Class B)	93,051	6,302,344
Wendy’s International, Inc.	49,286	3,058,689
Yum! Brands, Inc.	118,917	5,810,285

		77,089,617

Household Durables—0.7%
Centex Corp.	52,932	3,281,255
D.R. Horton, Inc.	117,182	3,892,786
Fortune Brands, Inc.	63,093	5,087,189
Harman International Industries, Inc.	28,302	3,145,201
KB HOME	33,134	2,153,047
Leggett & Platt, Inc.	78,631	1,916,237
Lennar Corp. (Class A)	59,097	3,568,277
Maytag Corp. (a)	34,676	739,639
Newell Rubbermaid, Inc. (a)	118,343	2,981,060
Pulte Homes, Inc.	92,241	3,543,899
Snap-On, Inc.	25,135	958,146
The Black & Decker Corp.	33,363	2,898,911
The Stanley Works	31,232	1,582,213
Whirlpool Corp.	29,332	2,682,998

		38,430,858

Household Products—2.1%
Colgate-Palmolive Co.	222,181	12,686,535
Kimberly-Clark Corp.	198,683	11,483,877
The Clorox Co.	64,716	3,873,253
The Procter & Gamble Co.	1,418,008	81,705,621

		109,749,286

Independent Power Producers & Energy Traders—0.2%
TXU Corp.	199,508	8,929,978

Industrial Conglomerates—4.5%
3M Co.	325,493	24,636,565
General Electric Co.	4,493,769	156,293,286

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Honeywell International, Inc.	358,095	$15,315,723
Reynolds American, Inc. (a)	36,880	3,890,840
Textron, Inc.	57,069	5,329,674
Tyco International, Ltd.	868,877	23,355,414

		228,821,502

Insurance—4.6%
ACE, Ltd.	138,963	7,227,466
AFLAC, Inc.	214,773	9,692,705
Ambac Financial Group, Inc.	45,494	3,621,322
American International Group, Inc.	1,119,024	73,956,296
Aon Corp.	138,802	5,761,671
Cincinnati Financial Corp.	75,061	3,157,816
Genworth Financial, Inc. (Class A)	162,433	5,430,135
Jefferson-Pilot Corp. (a)	58,814	3,290,055
Lincoln National Corp.	74,687	4,077,163
Loews Corp.	58,502	5,920,402
Marsh & McLennan Cos., Inc.	235,824	6,923,793
MBIA, Inc. (a)	57,774	3,473,951
MetLife, Inc.	326,773	15,806,010
MGIC Investment Corp. (a)	37,719	2,513,217
Prudential Financial, Inc.	213,406	16,178,309
Safeco Corp.	53,146	2,668,461
The Allstate Corp.	278,066	14,490,019
The Chubb Corp.	86,186	8,225,592
The Hartford Financial Services Group, Inc.	130,397	10,503,478
The Progressive Corp.	84,807	8,841,978
The St. Paul Travelers Cos., Inc.	300,024	12,538,003
Torchmark, Inc.	44,651	2,549,572
UnumProvident Corp. (a)	128,749	2,636,780
XL Capital, Ltd. (Class A)	75,197	4,820,880

		234,305,074

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a) (b)	133,011	4,856,232

Internet Software & Services—1.4%
eBay, Inc. (b)	497,303	19,424,655
Google, Inc. (Class A) (b)	86,399	33,695,610
VeriSign, Inc. (a) (b)	105,441	2,529,530
Yahoo!, Inc. (b)	544,028	17,550,343

		73,200,138

IT Services—0.9%
Affiliated Computer Services, Inc. (Class A) (b)	50,667	3,022,793
Automatic Data Processing, Inc.	249,863	11,413,742
Computer Sciences Corp. (b)	80,403	4,466,387
Electronic Data Systems Corp.	221,818	5,951,377
First Data Corp.	330,717	15,484,170
Fiserv, Inc. (b)	79,539	3,384,384
Unisys Corp. (b)	147,429	1,015,786

		44,738,639

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Leisure Equipment & Products—0.2%
Brunswick Corp.	40,966	$1,591,939
Eastman Kodak Co. (a)	123,824	3,521,555
Hasbro, Inc. (a)	76,734	1,619,087
Mattel, Inc.	167,594	3,038,479

		9,771,060

Machinery—1.5%
Caterpillar, Inc.	289,226	20,769,319
Cummins, Inc. (a)	20,028	2,104,943
Danaher Corp.	102,278	6,499,767
Deere & Co.	102,133	8,073,614
Dover Corp.	87,648	4,256,187
Eaton Corp.	64,194	4,684,236
Illinois Tool Works, Inc.	88,411	8,514,863
Ingersoll-Rand Co., Ltd. (Class A)	141,183	5,900,038
ITT Industries, Inc.	79,631	4,476,855
Navistar International Corp. (a) (b)	26,597	733,545
PACCAR, Inc.	72,985	5,143,983
Pall Corp.	53,856	1,679,769
Parker-Hannifin Corp.	51,619	4,161,008

		76,998,127

Media—3.2%
CBS Corp. (Class B)	333,133	7,988,529
Clear Channel Communications, Inc.	222,817	6,463,921
Comcast Corp. (Class A) (a) (b)	922,006	24,119,677
Dow Jones & Co., Inc. (a)	25,453	1,000,303
Gannett Co., Inc. (a)	102,640	6,150,189
Knight-Ridder, Inc.	28,885	1,825,821
Meredith Corp.	18,050	1,007,010
New York Times Co. (Class A) (a)	62,595	1,584,279
News Corp. (Class A)	1,034,897	17,189,639
Omnicom Group, Inc.	77,083	6,417,160
The E.W. Scripps Co. (Class A)	36,674	1,639,695
The Interpublic Group of Cos., Inc. (a) (b)	185,609	1,774,422
The McGraw-Hill Cos., Inc.	158,300	9,121,246
The Walt Disney Co.	830,270	23,156,230
Time Warner, Inc.	1,942,333	32,611,771
Tribune Co.	112,875	3,096,161
Univision Communications, Inc. (Class A) (b)	96,393	3,322,667
Viacom, Inc. (Class B) (b)	333,159	12,926,569

		161,395,289

Metals & Mining—0.9%
Alcoa, Inc.	375,861	11,486,312
Allegheny Technologies, Inc.	37,273	2,280,362
Freeport-McMoRan Copper & Gold, Inc. (Class B)	79,346	4,742,510
Newmont Mining Corp.	192,619	9,995,000
Nucor Corp.	67,001	7,021,035
Phelps Dodge Corp.	87,746	7,066,185
United States Steel Corp.	46,920	2,847,106

		45,438,510

Security Description	Shares	Value

Multi-Utilities—0.4%
Duke Energy Co.	400,161	$11,664,693
Dynegy, Inc. (Class A) (a) (b)	129,886	623,453
NiSource, Inc.	117,542	2,376,699
Sempra Energy	111,408	5,176,016

		19,840,861

Multiline Retail—1.3%
Big Lots, Inc. (a) (b)	49,122	685,743
Costco Wholesale Corp.	203,989	11,048,044
Dillard’s, Inc. (Class A) (a)	26,556	691,518
Dollar General Corp.	136,505	2,412,043
Family Dollar Stores, Inc.	66,942	1,780,657
Federated Department Stores, Inc.	117,358	8,567,134
J.C. Penney Co., Inc.	100,124	6,048,491
Kohl’s Corp. (b)	148,631	7,878,929
Nordstrom, Inc.	94,245	3,692,519
Sears Holdings Corp. (b)	43,029	5,690,155
Target Corp.	379,036	19,713,662

		68,208,895

Mutual Funds—0.5%
SPDR Trust Series 1 (a)	213,500	27,718,705

Office Electronics—0.1%
Xerox Corp. (a) (b)	401,508	6,102,922

Oil, Gas & Consumable Fuels—7.7%
Amerada Hess Corp.	34,506	4,913,654
Anadarko Petroleum Corp.	99,348	10,035,141
Apache Corp.	142,403	9,328,821
Burlington Resources, Inc.	162,049	14,893,924
Chesapeake Energy Corp. (a)	161,076	5,059,397
Chevron Corp.	959,747	55,636,534
ConocoPhillips	594,314	37,530,929
Devon Energy Corp.	190,498	11,652,763
El Paso Corp. (a)	284,206	3,424,682
EOG Resources, Inc.	104,568	7,528,896
Exxon Mobil Corp.	2,632,575	160,218,504
Kerr-McGee Corp.	50,007	4,774,668
Kinder Morgan, Inc.	45,369	4,173,494
Marathon Oil Corp.	158,140	12,045,524
Murphy Oil Corp. (a)	71,188	3,546,586
Occidental Petroleum Corp.	185,713	17,206,309
Sunoco, Inc.	57,410	4,453,294
The Williams Cos., Inc.	256,368	5,483,712
Valero Energy Corp.	268,088	16,026,301
XTO Energy, Inc.	156,581	6,822,234

		394,755,367

Paper & Forest Products—0.4%
International Paper Co.	212,369	7,341,596
Louisiana-Pacific Corp.	45,714	1,243,421
MeadWestvaco Corp.	78,234	2,136,571
Weyerhaeuser Co.	104,873	7,595,951

		18,317,539

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—0.2%
Alberto-Culver Co. (Class B)	32,568	$1,440,483
Avon Products, Inc.	194,222	6,053,900
The Estee Lauder Cos., Inc. (Class A) (b)	51,372	1,910,525

		9,404,908

Pharmaceuticals—6.6%
Abbott Laboratories	663,336	28,171,880
Allergan, Inc.	65,380	7,093,730
Barr Pharmaceuticals, Inc. (b)	45,595	2,871,573
Bristol-Myers Squibb Co.	844,599	20,785,581
Eli Lilly & Co.	487,161	26,940,003
Forest Laboratories, Inc. (b)	140,498	6,270,426
Hospira, Inc. (b)	69,347	2,736,433
Johnson & Johnson	1,283,049	75,982,162
King Pharmaceuticals, Inc. (b)	104,366	1,800,314
Medco Health Solutions, Inc. (b)	131,236	7,509,324
Merck & Co., Inc.	942,882	33,217,733
Mylan Laboratories, Inc.	94,244	2,205,310
Pfizer, Inc.	3,172,172	79,050,526
Schering-Plough Corp.	637,834	12,112,468
Watson Pharmaceuticals, Inc. (b)	43,815	1,259,243
Wyeth	579,463	28,115,545

		336,122,251

Real Estate—0.9%
Apartment Investment & Management Co. (REIT) (Class A)	41,632	1,952,541
Archstone-Smith Trust (REIT)	91,962	4,484,987
Boston Properties, Inc.	38,355	3,576,604
Equity Office Properties Trust (REIT)	175,109	5,880,160
Equity Residential (REIT)	125,209	5,858,529
Kimco Realty Corp. (REIT)	85,847	3,488,822
Plum Creek Timber Co., Inc. (REIT)	79,464	2,934,606
ProLogis (REIT)	104,977	5,616,270
Public Storage, Inc.	35,646	2,895,525
Simon Property Group, Inc. (REIT)	78,864	6,635,617
Vornado Realty Trust (REIT)	51,158	4,911,168

		48,234,829

Road & Rail—0.8%
Burlington Northern Santa Fe Corp.	160,792	13,398,797
CSX Corp.	94,602	5,657,200
Norfolk Southern Corp.	177,725	9,609,591
Union Pacific Corp.	114,222	10,662,624

		39,328,212

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc. (b)	207,321	6,874,764
Altera Corp. (b)	154,900	3,197,136
Analog Devices, Inc.	157,851	6,044,115
Applied Materials, Inc.	684,007	11,976,963
Applied Micro Circuits Corp. (b)	126,883	516,414
Freescale Semiconductor, Inc. (Class B) (b)	176,930	4,913,346
Intel Corp.	2,536,291	49,077,231
KLA-Tencor Corp.	86,021	4,159,976

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Linear Technology Corp.	131,793	$4,623,298
LSI Logic Corp. (b)	168,869	1,952,126
Maxim Integrated Products, Inc.	138,218	5,134,799
Micron Technology, Inc. (b)	266,779	3,926,987
National Semiconductor Corp.	145,497	4,050,636
Novellus Systems, Inc. (b)	57,502	1,380,048
PMC-Sierra, Inc. (b)	80,095	984,368
QLogic Corp. (b)	69,560	1,345,986
Teradyne, Inc. (b)	85,403	1,324,601
Texas Instruments, Inc.	689,943	22,402,449
Xilinx, Inc.	148,635	3,784,247

		137,669,490

Software—3.4%
Adobe Systems, Inc. (b)	258,592	9,030,033
Autodesk, Inc.	99,503	3,832,856
BMC Software, Inc. (b)	91,753	1,987,370
CA, Inc. (a)	196,706	5,352,370
Citrix Systems, Inc. (b)	76,944	2,916,178
Compuware Corp. (b)	165,027	1,292,161
Electronic Arts, Inc. (b)	130,973	7,166,843
Intuit, Inc. (b)	76,285	4,057,599
Microsoft Corp.	3,831,251	104,248,340
Novell, Inc. (b)	167,896	1,289,441
Oracle Corp. (b)	1,624,588	22,240,610
Parametric Technology Corp.	47,888	782,011
Symantec Corp. (b)	449,795	7,570,050

		171,765,862

Specialty Retail—2.2%
AutoNation, Inc. (b)	78,093	1,682,904
AutoZone, Inc. (b)	23,817	2,374,317
Bed Bath & Beyond, Inc. (b)	120,910	4,642,944
Best Buy Co., Inc.	175,310	9,805,088
Circuit City Stores, Inc.	65,637	1,606,794
Limited Brands, Inc.	150,130	3,672,180
Lowe’s Cos., Inc.	337,103	21,722,917
Office Depot, Inc. (b)	127,477	4,747,243
OfficeMax, Inc.	30,546	921,573
RadioShack Corp.	58,039	1,116,090
Staples, Inc.	314,150	8,017,108
The Gap, Inc.	247,443	4,622,235
The Home Depot, Inc.	915,826	38,739,440
The Sherwin-Williams Co.	47,813	2,363,875
Tiffany & Co. (a)	61,324	2,302,103
TJX Cos., Inc.	198,613	4,929,575

		113,266,386

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (b)	165,274	5,715,175
Jones Apparel Group, Inc.	49,236	1,741,477
Liz Claiborne, Inc.	45,323	1,857,337
NIKE, Inc. (Class B)	81,597	6,943,905
VF Corp.	37,997	2,162,029

		18,419,923

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—1.5%
Countrywide Financial Corp.	259,964	$9,540,679
Federal Home Loan Mortgage Corp.	297,905	18,172,205
Federal National Mortgage Association	417,285	21,448,449
North Fork Bancorp., Inc.	205,076	5,912,341
Sovereign Bancorp, Inc.	153,978	3,373,658
Washington Mutual, Inc.	427,486	18,219,453

		76,666,785

Tobacco—1.3%
Altria Group, Inc.	899,731	63,754,939
UST, Inc. (a)	70,519	2,933,590

		66,688,529

Trading Companies & Distributors—0.1%
Genuine Parts Co.	74,548	3,267,439
W.W. Grainger, Inc.	32,963	2,483,762

		5,751,201

Security Description	Shares	Value

Wireless Telecommunication Services—0.6%
Sprint Nextel Corp.	1,279,256	$33,055,975

Total Common Stock (Identified Cost $4,112,931,450)		5,097,683,643

Total Investments—99.7% (Identified Cost $4,112,931,450) (c)		5,097,683,643
Other assets less liabilities		17,475,300

Total Net Assets—100%		$5,115,158,943

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $181,353,436 and the collateral received consisted of cash in the amount of $186,863,782.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $4,112,931,450 and the composition of unrealized appreciation and depreciation of investment securities was $1,425,037,595 and $(440,285,402), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/06	Net Unrealized Appreciation
S&P 500 Index Futures	6/15/2006	35	$11,328,125	$11,403,875	$75,750

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

MFS Investors Trust Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—98.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.2%
Lockheed Martin Corp.	38,780	$2,913,541
United Technologies Corp.	43,130	2,500,246

		5,413,787

Air Freight & Logistics—1.1%
FedEx Corp.	12,220	1,380,127

Beverages—3.1%
Diageo, Plc. (GBP)	82,810	1,305,721
PepsiCo, Inc.	29,469	1,703,014
The Coca-Cola Co.	23,230	972,640

		3,981,375

Biotechnology—3.6%
Amgen, Inc. (a)	33,250	2,418,938
Genzyme Corp. (a)	13,620	915,536
Gilead Sciences, Inc. (a)	21,170	1,317,197

		4,651,671

Building Products—0.6%
Masco Corp.	22,450	729,401

Capital Markets—4.5%
Legg Mason, Inc.	11,270	1,412,469
Lehman Brothers Holdings, Inc.	9,720	1,404,832
The Charles Schwab Corp.	41,840	720,066
The Goldman Sachs Group, Inc.	14,925	2,342,628

		5,879,995

Chemicals—2.9%
Monsanto Co.	14,750	1,250,063
Praxair, Inc.	27,804	1,533,391
Rohm & Haas Co.	21,720	1,061,456

		3,844,910

Commercial Banks—3.8%
Bank of America Corp.	50,790	2,312,977
The Bank of New York Co., Inc.	19,000	684,760
Wells Fargo & Co.	31,452	2,008,839

		5,006,576

Communications Equipment—3.1%
Cisco Systems, Inc. (a)	118,130	2,559,877
QUALCOMM, Inc.	28,240	1,429,226

		3,989,103

Computers & Peripherals—4.8%
Apple Computer, Inc. (a)	18,840	1,181,645
Dell, Inc. (a)	35,820	1,066,003
EMC Corp. (a)	223,150	3,041,535
SanDisk Corp. (a)	17,870	1,027,882

		6,317,065

Security Description	Shares	Value

Consumer Finance—2.6%
American Express Co.	29,800	$1,565,990
SLM Corp.	34,660	1,800,240

		3,366,230

Diversified Financial Services—1.9%
JPMorgan Chase & Co.	60,360	2,513,390

Diversified Telecommunication Services—0.5%
Telus Corp. (CAD)	17,160	673,985

Electric Utilities—1.3%
Entergy Corp.	5,410	372,965
Exelon Corp.	25,800	1,364,820

		1,737,785

Electronic Equipment & Instruments—1.3%
Samsung Electronics Co., Ltd. (U.S. Traded Shares) (144A) (GDR)	5,370	1,754,648

Energy Equipment & Services—4.4%
GlobalSantaFe Corp.	28,850	1,752,638
Noble Corp.	25,805	2,092,786
Transocean, Inc. (a)	22,750	1,826,825

		5,672,249

Food Products—1.0%
Nestle S.A. (CHF)	4,544	1,350,112

Health Care Equipment & Supplies—2.9%
Boston Scientific Corp. (a)	32,870	757,654
Medtronic, Inc.	30,330	1,539,248
Zimmer Holdings, Inc. (a)	22,540	1,523,704

		3,820,606

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	28,660	1,357,624
Hilton Group, Plc. (GBP)	101,660	687,897

		2,045,521

Household Products—4.8%
Colgate-Palmolive Co.	25,840	1,475,464
Reckitt Benckiser, Plc. (GBP)	67,390	2,374,879
The Procter & Gamble Co.	41,412	2,386,159

		6,236,502

Industrial Conglomerates—2.4%
3M Co.	17,420	1,318,520
Tyco International, Ltd.	67,100	1,803,648

		3,122,168

Insurance—4.7%
ACE, Ltd.	19,310	1,004,313
American International Group, Inc.	56,611	3,741,421

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

MFS Investors Trust Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Genworth Financial, Inc. (Class A)	40,280	$1,346,560

		6,092,294

Internet Software & Services—0.7%
Yahoo!, Inc. (a)	28,500	919,410

IT Services—0.6%
Accenture, Ltd. (Class A)	25,830	776,708

Machinery—1.0%
Caterpillar, Inc.	17,440	1,252,366

Media—2.5%
Getty Images, Inc. (a)	8,930	668,678
The Walt Disney Co.	64,710	1,804,762
Viacom, Inc. (Class B) (a)	19,460	755,048

		3,228,488

Multiline Retail—3.1%
Federated Department Stores, Inc.	9,350	682,550
Kohl’s Corp. (a)	30,290	1,605,673
Target Corp.	33,496	1,742,127

		4,030,350

Oil, Gas & Consumable Fuels—6.2%
Amerada Hess Corp.	12,370	1,761,488
EnCana Corp.	14,890	695,810
EOG Resources, Inc.	26,870	1,934,640
Exxon Mobil Corp.	60,000	3,651,600

		8,043,538

Pharmaceuticals—9.9%
Abbott Laboratories	52,840	2,244,115
Eli Lilly & Co.	35,520	1,964,256
Johnson & Johnson	61,511	3,642,681
Roche Holding AG (CHF)	9,990	1,488,777
Teva Pharmaceutical Industries, Ltd. (ADR)	28,130	1,158,393
Wyeth	49,615	2,407,320

		12,905,542

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	66,450	1,285,808
Xilinx, Inc.	28,190	717,717

		2,003,525

Software—4.9%
Adobe Systems, Inc. (a)	36,480	1,273,882
Amdocs, Ltd. (a)	40,360	1,455,382
Electronic Arts, Inc. (a)	27,200	1,488,384
Oracle Corp. (a)	157,220	2,152,342

		6,369,990

Security Description	Shares	Value

Specialty Retail—2.6%
Chico’s FAS, Inc. (a)	24,500	$995,680
Staples, Inc.	66,870	1,706,522
TJX Cos., Inc.	27,670	686,769

		3,388,971

Textiles, Apparel & Luxury Goods—1.0%
NIKE, Inc. (Class B)	15,640	1,330,964

Tobacco—1.7%
Altria Group, Inc.	30,910	2,190,283

Wireless Telecommunication Services—1.4%
Sprint Nextel Corp.	72,110	1,863,322

Total Common Stock (Identified Cost $110,656,374)		127,882,957

Short Term Investments—1.6%
Security Description	Face Amount	Value

Commercial Paper—1.6%
Citigroup, Inc. 4.830%, 04/03/06	$2,040,000	2,039,453

Total Short Term Investments (Identified Cost $2,039,453)		2,039,453

Total Investments—99.8% (Identified Cost $112,695,827) (b)		129,922,410
Other assets less liabilities		219,150

Total Net Assets—100%		$130,141,560

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $112,695,827 and the composition of unrealized appreciation and depreciation of investment securities was $19,050,161 and $(1,823,578), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, the market value of 144A securities was $1,754,648, which is 1.3% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—97.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
General Dynamics Corp.	34,200	$2,188,116

Airlines—0.6%
Southwest Airlines Co.	145,100	2,610,349

Beverages—0.8%
PepsiCo, Inc.	57,200	3,305,588

Biotechnology—2.8%
Amgen, Inc. (a)	86,200	6,271,050
Genentech, Inc. (a)	28,300	2,391,633
Gilead Sciences, Inc. (a)	46,400	2,887,008

		11,549,691

Capital Markets—8.3%
E*TRADE Financial Corp. (a)	79,300	2,139,514
Franklin Resources, Inc.	19,100	1,799,984
Legg Mason, Inc.	20,200	2,531,666
Merrill Lynch & Co., Inc.	50,600	3,985,256
Northern Trust Corp.	67,100	3,522,750
State Street Corp.	76,300	4,610,809
TD Ameritrade Holding Corp.	58,000	1,210,460
The Charles Schwab Corp.	189,300	3,257,853
The Goldman Sachs Group, Inc.	13,800	2,166,048
UBS AG (CHF)	82,100	8,999,683

		34,224,023

Chemicals—0.8%
Monsanto Co.	36,800	3,118,800

Commercial Banks—1.9%
Anglo Irish Bank Corp., Plc. (EUR)	214,300	3,532,806
Erste Bank der oesterreichischen Sparkassen AG (EUR)	35,200	2,079,046
UniCredito Italiano S.p.A. (EUR)	301,200	2,175,752

		7,787,604

Commercial Services & Supplies—0.6%
Cendant Corp.	134,000	2,324,900

Communications Equipment—3.6%
Cisco Systems, Inc. (a)	70,700	1,532,069
Corning, Inc. (a)	147,500	3,969,225
Juniper Networks, Inc. (a)	119,600	2,286,752
Nokia Oyj (EUR)	174,000	3,611,079
QUALCOMM, Inc.	37,300	1,887,753
Telefonaktiebolaget LM Ericsson (Class B) (SEK)	383,700	1,456,967

		14,743,845

Computers & Peripherals—2.6%
Dell, Inc. (a)	213,200	6,344,832
EMC Corp. (a)	311,100	4,240,293

		10,585,125

Security Description	Shares	Value

Consumer Finance—2.9%
American Express Co.	123,000	$6,463,650
SLM Corp.	108,200	5,619,908

		12,083,558

Diversified Financial Services—1.8%
Citigroup, Inc.	161,415	7,623,630

Diversified Telecommunication Services—0.6%
Telus Corp. (CAD)	19,400	761,965
Telus Corp.	46,500	1,799,550

		2,561,515

Energy Equipment & Services—2.6%
Baker Hughes, Inc.	53,700	3,673,080
Schlumberger, Ltd.	55,400	7,011,978

		10,685,058

Food & Staples Retailing—3.6%
Sysco Corp.	74,200	2,378,110
Wal-Mart de Mexico S.A. de CV (ADR)	41,400	1,107,852
Wal-Mart Stores, Inc.	188,100	8,885,844
Walgreen Co.	54,600	2,354,898

		14,726,704

Health Care Equipment & Supplies—3.1%
Alcon, Inc.	17,800	1,855,828
Medtronic, Inc.	90,700	4,603,025
St. Jude Medical, Inc. (a)	50,400	2,066,400
Stryker Corp.	33,000	1,463,220
Zimmer Holdings, Inc. (a)	40,500	2,737,800

		12,726,273

Health Care Providers & Services—6.7%
Caremark Rx, Inc.	128,000	6,295,040
Humana, Inc. (a)	63,100	3,322,215
Quest Diagnostics, Inc.	71,900	3,688,470
UnitedHealth Group, Inc.	195,600	10,926,216
WellPoint, Inc. (a)	42,500	3,290,775

		27,522,716

Hotels, Restaurants & Leisure—2.9%
Carnival Corp.	87,100	4,125,927
International Game Technology	62,300	2,194,206
Las Vegas Sands Corp. (a)	17,000	963,220
MGM Mirage (a)	30,600	1,318,554
Wynn Resorts, Ltd. (a)	43,700	3,358,345

		11,960,252

Household Durables—2.0%
Garmin, Ltd.	32,900	2,613,247
Harman International Industries, Inc.	25,700	2,856,041
Lennar Corp. (Class A)	46,700	2,819,746

		8,289,034

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—1.3%
Reckitt Benckiser, Plc. (GBP)	51,700	$1,821,951
The Procter & Gamble Co.	62,205	3,584,252

		5,406,203

Industrial Conglomerates—3.9%
General Electric Co.	462,200	16,075,315

Insurance—3.4%
American International Group, Inc.	108,800	7,190,592
Marsh & McLennan Cos., Inc.	72,000	2,113,920
Prudential Financial, Inc.	27,100	2,054,451
The Hartford Financial Services Group, Inc.	34,800	2,803,140

		14,162,103

Internet Software & Services—2.7%
eBay, Inc. (a)	47,300	1,847,538
Google, Inc. (Class A) (a)	12,200	4,758,000
Yahoo!, Inc. (a)	139,200	4,490,592

		11,096,130

IT Services—3.8%
Accenture, Ltd. (Class A)	214,700	6,456,029
Affiliated Computer Services, Inc. (Class A) (a)	23,500	1,402,010
Automatic Data Processing, Inc.	106,300	4,855,784
First Data Corp.	67,400	3,155,668

		15,869,491

Machinery—2.4%
Danaher Corp.	112,900	7,174,795
Deere & Co.	35,100	2,774,655

		9,949,450

Media—4.3%
Discovery Holding Co. (Class A) (a)	60,541	908,115
Grupo Televisa S.A. (ADR)	103,500	2,059,650
Liberty Media Corp. (Class A) (a)	522,512	4,289,824
Rogers Communications, Inc. (Class B)	61,200	2,334,780
Time Warner, Inc.	99,500	1,670,605
Univision Communications, Inc. (Class A) (a)	93,300	3,216,051
Viacom, Inc. (Class B) (a)	84,000	3,259,200

		17,738,225

Metals & Mining—1.2%
BHP Billiton, Ltd. (AUD)	245,100	4,886,432

Multiline Retail—2.2%
Kohl’s Corp. (a)	111,900	5,931,819
Target Corp.	61,900	3,219,419

		9,151,238

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—2.8%
Exxon Mobil Corp.	64,916	$3,950,788
Murphy Oil Corp.	53,500	2,665,370
Total S.A. (EUR)	17,900	4,726,183

		11,342,341

Pharmaceuticals—3.9%
Johnson & Johnson	42,400	2,510,928
Novartis AG (CHF)	89,900	5,004,200
Pfizer, Inc.	97,863	2,438,746
Roche Holding AG (CHF)	19,500	2,906,022
Sepracor, Inc. (a)	28,900	1,410,609
Wyeth	36,200	1,756,424

		16,026,929

Semiconductors & Semiconductor Equipment—5.5%
Analog Devices, Inc.	105,300	4,031,937
Applied Materials, Inc.	92,400	1,617,924
Intel Corp.	128,100	2,478,735
Marvell Technology Group, Ltd. (a)	66,100	3,576,010
Maxim Integrated Products, Inc.	106,700	3,963,905
Samsung Electronics Co., Ltd. (KRW)	3,440	2,224,446
Texas Instruments, Inc.	55,400	1,798,838
Xilinx, Inc.	113,300	2,884,618

		22,576,413

Software—5.1%
Amdocs, Ltd. (a)	86,600	3,122,796
Intuit, Inc. (a)	41,700	2,218,023
Microsoft Corp.	469,800	12,783,258
Oracle Corp. (a)	227,000	3,107,630

		21,231,707

Specialty Retail—2.7%
Best Buy Co., Inc.	27,900	1,560,447
Industria de Diseno Textil S.A. (EUR)	32,800	1,264,860
PETsMART, Inc.	106,200	2,988,468
The Home Depot, Inc.	122,450	5,179,635

		10,993,410

Textiles, Apparel & Luxury Goods—0.8%
NIKE, Inc. (Class B)	39,500	3,361,450

Thrifts & Mortgage Finance—0.7%
Countrywide Financial Corp.	78,400	2,877,280

Wireless Telecommunication Services—1.8%
América Movil S.A. de C.V. (ADR)	110,300	3,778,878
Crown Castle International Corp. (a)	121,700	3,450,195

		7,229,073

Total Common Stock (Identified Cost $344,859,032)		400,589,971

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Short Term Investments—3.2%

Security Description	Shares	Value

Mutual Funds—3.2%
T. Rowe Price Reserve Investment Fund	$13,294,022	$13,294,022

Total Short Term Investments (Identified Cost $13,294,022)		13,294,022

Total Investments—100.4% (Identified Cost $358,153,054) (b)		413,883,993
Liabilities in excess of other assets		(1,757,322)

Total Net Assets—100%		$412,126,671

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $358,153,054 and the composition of unrealized appreciation and depreciation of investment securities was $60,969,696 and $(5,238,757), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(KRW)—	South Korean Won
(SEK)—	Swedish Krona

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Metropolitan Series Fund, Inc., Capital Guardian U.S. Equity Portfolio, (Class A)	26,024,439	$333,633,302
Metropolitan Series Fund, Inc., FI Value Leaders Portfolio, (Class A)	1,655,232	337,948,640
Metropolitan Series Fund, Inc., Jennison Growth Portfolio, (Class A)	26,284,813	329,348,704

Total Mutual Funds (Identified Cost $764,447,320)		1,000,930,646

Total Investments—100.0% (Identified Cost $764,447,320) (a)		1,000,930,646
Liabilities in excess of other assets		(110,261)

Total Net Assets—100%		$1,000,820,385

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $764,447,320 and the composition of unrealized appreciation and depreciation of investment securities was $236,483,326.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-40

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—99.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Goodrich Corp.	236,000	$10,291,960

Biotechnology—1.3%
Martek Biosciences Corp. (a) (b)	387,900	12,734,757

Building Products—1.0%
Lennox International, Inc. (a)	335,000	10,003,100

Capital Markets—2.0%
Legg Mason, Inc.	79,600	9,976,268
The Chicago Mercantile Exchange	23,400	10,471,500

		20,447,768

Chemicals—2.8%
Air Products & Chemicals, Inc.	161,500	10,851,185
Airgas, Inc.	432,300	16,898,607

		27,749,792

Commercial Services & Supplies—8.6%
Alliance Data Systems Co. (a) (b)	264,200	12,356,634
Ceridian Corp. (b)	774,800	19,718,660
CheckFree Corp. (b)	112,900	5,701,450
ChoicePoint, Inc. (b)	279,200	12,494,200
Cogent, Inc. (a) (b)	520,100	9,538,634
Stericycle, Inc. (a) (b)	161,400	10,913,868
The Corporate Executive Board Co.	154,300	15,568,870

		86,292,316

Communications Equipment—5.0%
Comverse Technology, Inc. (b)	357,900	8,421,387
Foundry Networks, Inc. (a) (b)	526,100	9,553,976
Harris Corp.	346,300	16,376,527
Polycom, Inc. (a) (b)	752,700	16,318,536

		50,670,426

Computers & Peripherals—1.4%
Avid Technology, Inc. (a) (b)	321,200	13,959,352

Diversified Consumer Services—1.0%
Laureate Education, Inc. (a) (b)	191,400	10,216,932

Diversified Financial Services—1.6%
Nuveen Investments, Inc. (Class A) (a)	107,700	5,185,755
T. Rowe Price Group, Inc.	143,300	11,207,493

		16,393,248

Electrical Equipment—0.5%
AMETEK, Inc.	115,600	5,197,376

Electronic Equipment & Instruments—3.9%
Amphenol Corp. (Class A)	337,100	17,589,878
FLIR Systems, Inc. (a) (b)	396,500	11,264,565
Ingram Micro, Inc.	542,600	10,852,000

		39,706,443

Security Description	Shares	Value

Energy Equipment & Services—3.7%
ESCO International, Inc.	364,100	$18,732,945
Grant Prideco, Inc. (b)	197,600	8,465,184
Stolt Offshore S.A. (ADR) (a) (b)	638,200	9,885,718

		37,083,847

Health Care Equipment & Supplies—6.8%
Advanced Medical Optics, Inc. (a) (b)	314,300	14,658,952
Cytyc Corp. (a) (b)	347,300	9,786,914
Fisher Scientific International, Inc. (b)	226,300	15,399,715
Kinetic Concepts, Inc. (a) (b)	234,800	9,666,716
Varian Medical Systems, Inc. (b)	329,800	18,521,568

		68,033,865

Health Care Providers & Services—7.1%
Caremark Rx, Inc. (b)	284,900	14,011,382
Community Health Systems, Inc. (b)	336,900	12,178,935
Coventry Health Care, Inc. (b)	206,700	11,157,666
Omnicare, Inc.	257,000	14,132,430
Triad Hospitals, Inc. (a) (b)	234,900	9,842,310
WellPoint, Inc. (b)	130,400	10,096,872

		71,419,595

Hotels, Restaurants & Leisure—5.3%
Kerzner International Ltd. (a)	112,500	8,754,750
Orient-Express Hotels, Ltd. (Class A) (a)	356,000	13,965,880
Ruby Tuesday, Inc. (a)	521,400	16,726,512
Scientific Games Corp.	395,800	13,904,454
Tim Hortons, Inc. (a)	16,600	440,730

		53,792,326

Household Durables—1.0%
Fortune Brands, Inc.	129,400	10,433,522

Insurance—2.1%
AXIS Capital Holdings Ltd.	323,000	9,657,700
Endurance Specialty Holdings, Ltd.	363,200	11,822,160

		21,479,860

Internet Software & Services—1.1%
Akamai Technologies, Inc. (a)	339,300	11,159,577

IT Services—1.1%
CACI International, Inc. (Class A) (a) (b)	172,500	11,341,875

Machinery—1.2%
IDEX Corp. (a)	223,300	11,649,561

Media—2.6%
CKX, Inc. (a)	678,800	8,871,916
Getty Images, Inc. (a) (b)	46,200	3,459,456
Univision Communications, Inc. (Class A) (a) (b)	396,700	13,674,249

		26,005,621

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—4.8%
CONSOL Energy, Inc. (a) (b)	396,200	$29,382,192
Massey Energy Co. (a)	515,300	18,586,871

		47,969,063

Oil, Gas & Consumable Fuels—3.7%
Amerada Hess Corp.	54,100	7,703,840
EOG Resources, Inc. (a)	271,200	19,526,400
Newfield Expolration Co. (b)	230,639	9,663,774

		36,894,014

Pharmaceuticals—5.1%
Endo Pharmaceuticals Holdings	422,500	13,862,225
Medco Health Solutions, Inc. (b)	243,500	13,933,070
Shire Pharmaceuticals Group, Plc. (ADR) (a)	499,600	23,226,404

		51,021,699

Road & Rail—1.1%
Landstar System, Inc.	246,300	10,866,756

Semiconductors & Semiconductor Equipment—6.7%
Analog Devices, Inc.	393,100	15,051,799
Freescale Semiconductor, Inc. (Class B) (b)	671,000	18,633,670
Lam Research Corp. (b)	332,300	14,288,900
Linear Technology Corp.	249,700	8,759,476
PMC-Sierra, Inc. (a) (b)	873,900	10,740,231

		67,474,076

Software—5.4
Adobe Systems, Inc. (b)	378,200	13,206,744
Amdocs, Ltd. (b)	649,000	23,402,940
NAVTEQ, Inc. (a) (b)	158,500	8,028,025
Verifone Holdings, Inc. (a)	307,800	9,323,262

		53,960,971

Specialty Retail—5.9%
Abercrombie & Fitch Co. (Class A)	89,500	5,217,850
Chico’s FAS, Inc. (b)	174,800	7,103,872
Staples, Inc.	437,049	11,153,490
TJX Cos., Inc.	637,900	15,832,678
Williams-Sonoma, Inc. (b)	483,500	20,500,400

		59,808,290

Textiles, Apparel & Luxury Goods—1.5%
Coach, Inc. (b)	247,600	8,562,008
The Warnaco Group, Inc. (a) (b)	250,200	6,004,800

		14,566,808

Trading Companies & Distributors—1.0%
MSC Industrial Direct Co. (Class A)	191,400	10,339,428

Wireless Telecommunication Services—2.2%
American Tower Corp. (Class A) (b)	644,700	19,547,304
Syniverse Holdings, Inc. (a) (b)	148,000	2,338,400

		21,885,704

Total Common Stock (Identified Cost $791,660,663)		1,000,849,928

Short Term Investments—0.4%
Security Description	Face Amount	Value

Discount Notes—0.4%
Federal Home Loan Bank 4.550%, 04/03/06	$4,300,000	$4,298,913

Total Short Term Investments (Identified Cost $4,298,913)		4,298,913

Total Investments—99.9% (Identified Cost $795,959,576)		1,005,148,841
Other assets less liabilities		1,210,643

Total Net Assets—100%		$1,006,359,484

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $158,359,767 and the collateral received consisted of cash in the amount of $161,634,439.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $795,959,576 and the composition of unrealized appreciation and depreciation of investment securities was $222,080,384 and $(12,891,119), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—98.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Argon, Inc. (a) (b)	212,380	$7,121,101
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	419,600	15,462,260

		22,583,361

Air Freight & Logistics—0.1%
CNF, Inc.	22,400	1,118,656

Airlines—1.8%
UAL Corp. (b)	311,440	12,435,799
US Airways Group, Inc. (a)	191,700	7,668,000

		20,103,799

Beverages—1.1%
Molson Coors Brewing Co.	181,900	12,481,978

Biotechnology—1.8%
Neurocrine Biosciences, Inc. (a) (b)	303,823	19,608,736

Capital Markets—0.6%
Greenhill & Co., Inc. (a)	90,900	6,009,399
The Chicago Mercantile Exchange	300	134,250

		6,143,649

Chemicals—3.3%
Ashland, Inc.	192,400	13,675,792
Mosaic Co. (a) (b)	83,097	1,192,442
Potash Corp. of Saskatchewan, Inc. (a)	151,330	13,330,660
Potash Corp. of Saskatchewan, Inc. (CAD)	83,970	7,399,379

		35,598,273

Commercial Services & Supplies—2.6%
Allied Waste Industries, Inc. (a) (b)	1,003,100	12,277,944
ARAMARK Corp. (Class B)	13,000	384,020
Global Cash Access, Inc. (b)	471,200	8,255,424
Monster Worldwide, Inc. (b)	145,945	7,276,818
Steelcase, Inc.	3,400	61,302

		28,255,508

Communications Equipment—10.2%
Alcatel S.A. (a)	1,047,600	16,133,040
Andrew Corp. (b)	83,800	1,029,064
Bookham, Inc. (a) (b)	143,200	1,366,128
Harris Corp.	315,300	14,910,537
JDS Uniphase Corp. (a) (b)	1,970,501	8,216,989
Juniper Networks, Inc. (b)	560,400	10,714,848
Lucent Technologies, Inc. (a) (b)	3,950,025	12,047,576
Nice Systems, Ltd. (ADR) (b)	104,000	5,299,840
Nokia Corp. (ADR)	1,062,200	22,008,784
Nortel Networks Corp. (b)	2,683,800	8,185,590
Sycamore Networks, Inc.	10,300	48,410
Tekelec, Inc. (a)	334,700	4,628,901
Tellabs, Inc. (b)	447,800	7,120,020

		111,709,727

Security Description	Shares	Value

Computers & Peripherals—2.3%
NCR Corp. (b)	311,500	$13,017,585
Network Appliance, Inc. (b)	338,636	12,201,055

		25,218,640

Construction & Engineering—1.4%
Fluor Corp.	171,900	14,749,020

Construction Materials—1.6%
Texas Industries, Inc. (a)	281,900	17,052,131

Containers & Packaging—2.0%
Owens-Illinois, Inc. (b)	45,900	822,069
Pactiv Corp. (a) (b)	848,931	20,832,767

		21,654,836

Diversified Consumer Services—2.9%
DeVry, Inc. (a) (b)	838,400	19,090,368
Universal Technical Institute, Inc. (a) (b)	234,700	7,064,470
Weight Watchers International, Inc.	102,500	5,268,500

		31,423,338

Diversified Financial Services—1.8%
IntercontinentalExchange, Inc. (a) (b)	114,700	7,920,035
Jefferies Group, Inc. (a)	16,200	947,700
Lazard, Ltd. (a) (b)	249,700	11,049,225

		19,916,960

Diversified Telecommunication Services—3.7%
AT&T, Inc.	607,091	16,415,741
Indosat Tbk PT (ADR) (a)	102,600	2,882,034
Orascom Telecom Holding S.A.E (a)	86,385	4,725,260
Philippine Long Distance Telephone Co. (ADR) (a) (b)	420,100	15,783,157

		39,806,192

Electric Utilities—0.0%
Ormat Technologies, Inc. (a)	4,700	179,070

Electronic Equipment & Instruments—0.9%
Symbol Technologies, Inc. (a)	965,197	10,211,784

Energy Equipment & Services—2.5%
FMC Technologies, Inc. (a) (b)	55,900	2,863,198
GlobalSantaFe Corp.	2,500	151,875
National-Oilwell Varco, Inc. (b)	158,144	10,140,193
SEACOR Holdings, Inc. (a) (b)	183,500	14,533,200

		27,688,466

Food & Staples Retailing—1.6%
Safeway, Inc. (a) (b)	672,610	16,895,963

Health Care Equipment & Supplies—2.1%
Advanced Medical Optics, Inc. (a) (b)	44,600	2,080,144
American Medical Systems Holdings, Inc. (a) (b)	5,200	117,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Boston Scientific Corp. (b)	46,900	$1,081,045
Cytyc Corp. (b)	678,509	19,120,384

		22,398,573

Health Care Providers & Services—1.0%
Chemed Corp. (a)	5,300	314,502
Patterson Cos., Inc. (a) (b)	169,900	5,980,480
Service Corp. International	596,300	4,651,140

		10,946,122

Hotels, Restaurants & Leisure—3.2%
International Game Technology	77,100	2,715,462
Las Vegas Sands Corp. (b)	275,714	15,621,955
Shuffle Master, Inc. (a) (b)	11,600	414,584
Wynn Resorts, Ltd. (a) (b)	203,411	15,632,135

		34,384,136

Household Durables—9.3%
Harman International Industries, Inc.	783,499	87,070,244
Interface, Inc. (a)	102,631	1,417,334
Knoll, Inc. (a) (b)	548,400	11,691,888
Thomson S.A. (EUR) (a)	64,300	1,271,656

		101,451,122

Independent Power Producers & Energy Traders—0.5%
NRG Energy, Inc. (a) (b)	128,500	5,810,770

Insurance—0.0%
Willis Group Holdings, Ltd.	3,300	113,058

Internet Software & Services—1.2%
Arbinet Thexchange, Inc.	184,442	1,357,493
Equinix, Inc. (a)	12,700	815,594
Openwave Systems, Inc. (a) (b)	513,453	11,080,316

		13,253,403

IT Services—2.0%
First Data Corp.	397,000	18,587,540
MoneyGram International, Inc. (a)	100,850	3,098,112

		21,685,652

Leisure Equipment & Products—1.8%
Eastman Kodak Co. (a)	691,670	19,671,095

Machinery—2.1%
Flowserve Corp. (a) (b)	400,102	23,341,951

Marine—0.3%
Horizon Lines, Inc. (a)	237,600	3,079,296

Media—3.8%
EchoStar Communications Corp. (Class A) (a)	723,681	21,616,351
The Walt Disney Co.	724,730	20,212,720

		41,829,071

Security Description	Shares	Value

Metals & Mining—1.6%
Novelis, Inc.	371,562	$7,643,030
Novelis, Inc. (CAD)	459,900	9,445,572

		17,088,602

Multiline Retail—1.4%
Federated Department Stores, Inc.	211,100	15,410,300

Oil, Gas & Consumable Fuels—2.4%
EXCO Resources, Inc. (b)	377,900	4,735,087
Goodrich Petroleum Corp. (a) (b)	91,700	2,475,900
Newfield Exploration Co. (b)	140,500	5,886,950
Noble Energy, Inc.	2,300	101,016
Range Resources Corp. (a)	6,900	188,439
Tesoro Petroleum Corp.	188,000	12,847,920
Ultra Petroleum Corp. (b)	2,300	143,313
XTO Energy, Inc.	2,800	121,996

		26,500,621

Personal Products—0.3%
Avon Products, Inc.	101,800	3,173,106

Pharmaceuticals—0.9%
Allergan, Inc.	93,900	10,188,150

Real Estate—0.2%
Sinochem Hong Kong Holdings, Ltd. (HKD)	7,297,400	2,248,703
The St. Joe Co. (a)	1,100	69,124

		2,317,827

Road & Rail—1.5%
Norfolk Southern Corp.	303,700	16,421,059

Semiconductors & Semiconductor Equipment—1.0%
Agere Systems, Inc. (a) (b)	10,300	154,912
Altera Corp. (b)	5,200	107,328
Applied Micro Circuits Corp. (b)	10,300	41,921
Intersil Corp. (Class A) (a)	341,800	9,884,856
PMC-Sierra, Inc. (a) (b)	10,300	126,587
Xilinx, Inc.	5,200	132,392

		10,447,996

Software—0.3%
Adobe Systems, Inc. (b)	30,600	1,068,552
Electronic Arts, Inc. (b)	31,000	1,705,310
The Reynolds & Reynolds Co. (Class A)	1,100	31,240

		2,805,102

Specialty Retail—7.5%
Aeropostale, Inc. (b)	326,400	9,844,224
Best Buy Co., Inc.	315,277	17,633,443
GameStop Corp. (Class A) (a) (b)	306,549	14,450,720
Tiffany & Co. (a)	620,900	23,308,586
TJX Cos., Inc. (a)	675,400	16,763,428

		82,000,401

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—1.4%
Phillips-Van Heusen Corp.	408,700	$15,616,427

Wireless Telecommunication Services—8.8%
American Tower Corp. (Class A) (b)	540,100	16,375,832
Crown Castle International Corp. (a) (b)	59,369	1,683,111
NII Holdings, Inc. (Class B) (b)	53,900	3,178,483
Sprint Nextel Corp.	2,881,058	74,446,539

		95,683,965

Total Common Stock (Identified Cost $933,093,718)		1,078,017,892

Short Term Investments—2.5%
Security Description	Face Amount	Value

Repurchase Agreement—2.5%
State Street Repurchase Agreement dated 03/31/06 at 1.500% to be repurchased at $27,511,439 on 04/03/06, collateralized by $29,435,000 U.S. Treasury Note 3.875% due 09/15/10 with a value of $28,334,779.	$27,508,000	$27,508,000

Total Short Term Investments (Identified Cost $27,508,000)		27,508,000

Total Investments—101.4% (Identified Cost $960,601,718) (c)		1,105,525,892
Liabilities in excess of other assets		(15,548,089)

Total Net Assets—100%		$1,089,977,803

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $213,188,603 and the collateral received consisted of cash in the amount of $218,884,348.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $960,601,718 and the composition of unrealized appreciation and depreciation of investment securities was $153,077,118 and $(8,152,944), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(EUR)—	Euro
(HKD)—	Hong Kong Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—92.1% of Total Net Assets

Security Description	Shares	Value

Beverages—4.8%
Molson Coors Brewing Co. (a)	486,000	$33,349,320
The Pepsi Bottling Group, Inc. (a)	1,989,500	60,460,905

		93,810,225

Capital Markets—2.9%
Morgan Stanley Group, Inc.	910,500	57,197,610

Commercial Services & Supplies—14.6%
ARAMARK Corp. (Class B) (a)	2,399,300	70,875,322
Equifax, Inc. (a)	603,700	22,481,788
H&R Block, Inc. (a)	3,291,600	71,263,140
R.R. Donnelley & Sons Co.	2,175,500	71,182,360
The Dun & Bradstreet Corp. (a) (b)	685,800	52,587,144

		288,389,754

Food Products—0.8%
Smithfield Foods, Inc. (a) (b)	566,500	16,621,110

Health Care Providers & Services—4.0%
Omnicare, Inc. (a)	1,434,200	78,866,658

Hotels, Restaurants & Leisure—7.0%
McDonald’s Corp.	1,711,000	58,789,960
Yum! Brands, Inc.	1,612,400	78,781,864

		137,571,824

Industrial Conglomerates—2.0%
Tyco International, Ltd.	1,444,000	38,814,720

Insurance—3.5%
Conseco, Inc. (a) (b)	2,807,000	69,669,740

Media—10.0%
Cablevision Systems Corp. (Class A) (b)	2,729,000	72,864,300
The E.W. Scripps Co. (Class A) (a)	1,774,000	79,315,540
Time Warner, Inc.	2,629,200	44,144,268

		196,324,108

Office Electronics—0.8%
Xerox Corp. (a) (b)	1,060,100	16,113,520

Oil, Gas & Consumable Fuels—2.6%
Burlington Resources, Inc.	563,000	51,745,330

Personal Products—3.3%
The Estee Lauder Cos., Inc. (Class A) (a)	1,768,000	65,751,920

Pharmaceuticals—1.7%
Hospira, Inc. (b)	844,000	33,304,240

Semiconductors & Semiconductor Equipment—8.7%
Intel Corp. (a)	4,485,500	86,794,425
International Rectifier Corp. (b)	121,700	5,042,031
National Semiconductor Corp. (a)	2,875,000	80,040,000

		171,876,456

Security Description	Shares	Value

Specialty Retail—5.3%
AutoNation, Inc. (a) (b)	1,533,000	$33,036,150
CDW Corp. (a)	1,202,000	70,737,700

		103,773,850

Textiles, Apparel & Luxury Goods—8.4%
Liz Claiborne, Inc.	2,221,000	91,016,580
The Timberland Co. (Class A) (a) (b)	2,169,000	74,244,870

		165,261,450

Thrifts & Mortgage Finance—11.7%
Sovereign Bancorp, Inc.	6,236,200	136,635,142
Washington Mutual, Inc. (a)	2,204,400	93,951,528

		230,586,670

Total Common Stock (Identified Cost $1,485,230,626)		1,815,679,185

Short Term Investments—8.6%
Security Description	Face Amount	Value

Repurchase Agreement—8.6%
State Street Repurchase Agreement dated 03/31/06 at 2.300% to be repurchased at $169,107,406 on 04/03/06, collateralized by $430,000 U.S. Treasury Note 5.500% due 05/15/09 with a value of $446,663 and by $172,660,000 U.S. Treasury Note 4.625% due 03/31/08 with a value of $172,012,525.	$169,075,000	169,075,000

Total Short Term Investments (Identified Cost $169,075,000)		169,075,000

Total Investments—100.7% (Identified Cost $1,654,305,626) (c)		1,984,754,185
Liabilities in excess of other assets		(13,040,320)

Total Net Assets—100%		$1,971,713,865

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $135,580,209 and the collateral received consisted of cash in the amount of $138,984,103.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $1,654,305,626 and the composition of unrealized appreciation and depreciation of investment securities was $357,859,292 and $(27,410,733), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-46

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—96.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Alliant Techsystems, Inc. (a)	13,131	$1,013,319
DRS Technologies, Inc. (b)	14,339	786,781
Precision Castparts Corp.	48,256	2,866,406
Sequa Corp. (Class A) (a) (b)	2,322	227,092

		4,893,598

Air Freight & Logistics—0.9%
CNF, Inc.	18,786	938,173
Expeditors International of Washington, Inc.	38,383	3,315,907

		4,254,080

Airlines—0.4%
AirTran Holdings, Inc. (a) (b)	32,175	582,689
Alaska Air Group, Inc. (a) (b)	12,042	426,889
JetBlue Airways Corp. (a) (b)	55,431	594,215

		1,603,793

Auto Components—0.9%
ArvinMeritor, Inc.	25,365	378,192
Bandag, Inc. (b)	4,200	175,854
BorgWarner, Inc.	20,588	1,236,104
Federal Signal Corp. (b)	17,314	320,309
Gentex Corp. (b)	55,625	971,213
Lear Corp. (b)	24,185	428,800
Modine Manufacturing Co. (b)	12,084	356,478

		3,866,950

Automobiles—0.1%
Thor Industries, Inc. (b)	12,459	664,812

Beverages—0.1%
PepsiAmericas, Inc.	21,953	536,751

Biotechnology—1.8%
Affymetrix, Inc. (b)	24,260	798,882
Cephalon, Inc. (a) (b)	21,606	1,301,762
Charles River Laboratories International, Inc. (a)	26,033	1,276,138
Martek Biosciences Corp. (a) (b)	11,542	378,924
Millennium Pharmaceuticals, Inc. (a)	112,354	1,135,899
PDL BioPharma, Inc. (a) (b)	40,617	1,332,238
Techne Corp. (a)	14,157	851,402
Vertex Pharmaceuticals, Inc. (a) (b)	35,593	1,302,348

		8,377,593

Building Products—0.2%
Crane Co.	18,201	746,423

Capital Markets—2.0%
Eaton Vance Corp.	46,525	1,273,855
Investors Financial Services Corp. (b)	23,517	1,102,242
Legg Mason, Inc.	44,582	5,587,460
Raymond James Financial, Inc.	31,262	924,090

		8,887,647

Security Description	Shares	Value

Chemicals—2.5%
Airgas, Inc.	24,235	$947,346
Albemarle Corp.	13,761	624,061
Cabot Corp.	22,766	773,816
Chemtura Corp.	86,353	1,017,238
Cytec Industries, Inc.	14,362	861,864
Ferro Corp. (b)	15,083	301,660
FMC Corp. (a)	13,924	863,010
Lyondell Chemical Co.	73,771	1,468,043
Minerals Technologies, Inc. (b)	7,182	419,501
Olin Corp. (b)	25,976	557,705
RPM International, Inc.	42,569	763,688
The Lubrizol Corp.	24,554	1,052,139
The Scotts Miracle-Gro Co.	16,391	750,052
Valspar Corp.	36,592	1,019,819

		11,419,942

Commercial Banks—4.6%
Associated Banc-Corp	48,967	1,663,899
Bank Hawaii Corp.	18,472	984,742
Cathay General Bancorp (a) (b)	18,059	679,741
City National Corp.	14,965	1,149,162
Commerce Bancorp, Inc. (b)	62,508	2,290,918
Cullen/Frost Bankers, Inc.	17,084	918,265
First Niagara Financial Group, Inc.	40,748	597,366
FirstMerit Corp. (b)	28,741	708,753
Greater Bay Bancorp	18,166	503,925
Independence Community Bank Corp.	26,571	1,107,479
Mercantile Bankshares Corp.	44,320	1,704,085
New York Community Bancorp, Inc. (b)	86,369	1,513,185
SVB Financial Group (a) (b)	12,567	666,679
TCF Financial Corp.	40,801	1,050,626
Texas Regional Bancshares, Inc. (b)	16,353	482,238
The Colonial BancGroup, Inc.	55,543	1,388,575
Washington Federal, Inc. (b)	31,354	758,767
Webster Finanical Corp.	19,151	928,057
WestAmerica Bancorp	11,367	590,175
Wilmington Trust Corp.	24,442	1,059,561

		20,746,198

Commercial Services & Supplies—5.4%
Adesa, Inc.	32,241	862,124
Alliance Data Systems Co. (a) (b)	24,044	1,124,538
Banta Corp.	8,708	452,642
C. H. Robinson Worldwide, Inc.	61,524	3,020,213
Ceridian Corp. (a)	52,290	1,330,781
CheckFree Corp. (a)	32,855	1,659,178
ChoicePoint, Inc. (a)	31,805	1,423,274
CSG Systems International, Inc. (a) (b)	17,495	406,934
Deluxe Corp.	18,047	472,290
DST Systems, Inc. (a)	22,676	1,313,847
Herman Miller, Inc.	24,441	792,133
Kelly Services, Inc. (Class A) (b)	6,966	189,266
Korn/Ferry International, Inc. (a) (b)	15,254	311,029
Manpower, Inc.	31,621	1,808,089
Mine Safety Appliances Co. (b)	9,471	397,782
Navigant Consulting, Inc. (a) (b)	18,107	386,584

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Republic Sevices, Inc.	43,556	$1,851,566
Rollins, Inc. (b)	10,616	214,868
Sotheby’s Holdings, Inc. (Class A) (a) (b)	16,138	468,648
Stericycle, Inc. (a)	15,839	1,071,033
The Bisys Group, Inc. (a)	43,485	586,178
The Brinks Co.	21,138	1,072,965
The Corporate Executive Board Co.	14,213	1,434,092
The Dun & Bradstreet Corp. (a)	24,095	1,847,605

		24,497,659

Communications Equipment—1.8%
3Com Corp. (a) (b)	140,604	719,892
ADTRAN, Inc.	24,561	643,007
Avocent Corp. (a) (b)	17,736	562,941
CommScope, Inc. (a)	20,379	581,820
F5 Networks, Inc. (a)	14,386	1,042,841
Harris Corp.	48,244	2,281,459
McDATA Corp. (Class A) (a) (b)	55,034	254,257
Plantronics, Inc.	16,927	599,724
Polycom, Inc. (a)	31,305	678,692
Powerwave Technologies, Inc. (a) (b)	39,811	537,050
UTStarcom, Inc. (a) (b)	37,834	237,976

		8,139,659

Computers & Peripherals—1.3%
Imation Corp.	12,565	539,164
SanDisk Corp. (a)	66,274	3,812,080
Western Digital Corp. (a)	78,939	1,533,785

		5,885,029

Construction & Engineering—0.7%
Dycom Industries, Inc. (a) (b)	14,504	308,210
Granite Construction, Inc. (b)	11,862	577,442
Jacobs Engineering Group, Inc. (a)	21,018	1,823,101
Quanta Services, Inc. (a) (b)	42,475	680,450

		3,389,203

Construction Materials—0.6%
Florida Rock Industries, Inc.	17,005	956,021
Martin Marietta Materials, Inc.	16,476	1,763,426

		2,719,447

Containers & Packaging—0.5%
Longview Fibre Co. (b)	18,385	475,068
Packaging Corp. of America	21,647	485,759
Sonoco Products Co.	35,519	1,203,029

		2,163,856

Diversified Consumer Services—1.2%
Career Education Corp. (a)	35,343	1,333,491
Corinthian Colleges, Inc. (a) (b)	30,945	445,608
DeVry, Inc. (a) (b)	21,084	480,083
Education Management Corp. (a)	24,171	1,005,514
ITT Educational Services, Inc. (a)	13,487	863,842

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Laureate Education, Inc. (a)	17,914	$956,249
Regis Corp.	16,364	564,231

		5,649,018

Diversified Financial Services—1.5%
A.G. Edwards, Inc.	27,257	1,359,034
AmeriCredit Corp. (a)	46,443	1,427,193
Fidelity National Information Services, Inc.	33,680	1,365,724
Jefferies Group, Inc.	18,162	1,062,477
SEI Investments Co.	22,862	926,597
Waddell & Reed Financial, Inc. (Class A)	30,184	697,250

		6,838,275

Diversified Telecommunication Services—0.1%
Cincinnati Bell, Inc. (a)	88,612	400,526

Electric Utilities—3.6%
Alliant Energy Corp.	42,191	1,327,751
Black Hills Corp. (b)	11,924	405,416
DPL, Inc. (b)	45,555	1,229,985
Duquesne Light Holdings, Inc. (b)	28,135	464,228
Energy East Corp.	53,158	1,291,739
Great Plains Energy, Inc. (b)	26,938	758,305
Hawaiian Electric Industries, Inc. (b)	29,178	791,599
IDACORP, Inc. (b)	15,295	497,393
Northeast Utilities	55,228	1,078,603
NSTAR	38,446	1,099,940
OGE Energy Corp.	32,601	945,429
Pepco Holdings, Inc.	68,389	1,558,585
PNM Resources, Inc.	24,752	603,949
Puget Energy, Inc.	41,563	880,304
Sierra Pacific Resources (a) (b)	72,308	998,573
Wisconsin Energy Corp.	42,108	1,683,899
WPS Resources Corp. (b)	14,397	708,620

		16,324,318

Electrical Equipment—1.0%
AMETEK, Inc.	25,429	1,143,288
Energizer Holdings, Inc. (a)	22,539	1,194,567
Hubbell, Inc. (Class B)	21,802	1,117,571
Tecumseh Products Co. (Class A) (b)	6,652	163,240
Thomas & Betts Corp. (a)	19,063	979,457

		4,598,123

Electronic Equipment & Instruments—2.3%
Amphenol Corp. (Class A)	31,993	1,669,395
Arrow Electronics, Inc. (a)	43,424	1,401,292
Avnet, Inc. (a)	52,655	1,336,384
Diebold, Inc.	24,955	1,025,651
Ingram Micro, Inc.	41,728	834,560
Kemet Corp. (a) (b)	31,232	295,767
Newport Corp. (a) (b)	14,376	271,131
Plexus Corp. (a) (b)	16,012	601,571
Roper Industries	30,865	1,500,965

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Technologies Data Corp. (a)	20,325	$750,196
Vishay Intertechnology, Inc. (a)	66,370	945,109

		10,632,021

Energy Equipment & Services—3.9%
Cooper Cameron Corp. (a)	41,739	1,839,855
ESCO International, Inc.	55,251	2,842,664
FMC Technologies, Inc. (a)	24,677	1,263,956
Grant Prideco, Inc. (a)	47,020	2,014,337
Hanover Compressor Co. (a) (b)	33,052	615,428
Helmerich & Payne, Inc.	18,802	1,312,756
Patterson-UTI Energy, Inc.	62,201	1,987,944
Pride International, Inc. (a)	58,289	1,817,451
Smith International, inc. (a)	72,341	2,818,405
Tidewater, Inc.	21,774	1,202,578

		17,715,374

Food & Staples Retailing—0.1%
Ruddick Corp.	12,436	302,319

Food Products—0.7%
Hormel Foods Corp.	26,307	889,177
Sensient Technologies Corp. (b)	16,940	305,767
Smithfield Foods, Inc. (a)	35,610	1,044,797
The J. M. Smucker Co.	20,951	831,755
Tootsie Roll Industries, Inc. (b)	9,326	272,977

		3,344,473

Gas Utilities—1.2%
AGL Resources, Inc.	28,023	1,010,229
MDU Resources Group, Inc.	43,178	1,444,304
National Fuel Gas Co.	30,420	995,342
ONEOK, Inc.	42,203	1,361,047
WGL Holdings, Inc. (b)	17,552	533,932

		5,344,854

Health Care Equipment & Supplies—3.3%
Advanced Medical Optics, Inc. (a) (b)	24,016	1,120,106
Beckman Coulter, Inc.	22,723	1,239,994
Cytyc Corp. (a)	41,516	1,169,921
Dentsply International, Inc.	28,304	1,645,878
Edwards Lifesciences Corp. (a)	21,324	927,594
Gen-Probe, Inc. (a)	18,498	1,019,610
Hillenbrand Industries, Inc.	22,075	1,213,904
Intuitive Surgical, Inc. (a) (b)	12,769	1,506,742
Invitrogen Corp. (a)	19,104	1,339,764
STERIS Corp.	24,354	601,057
Varian Medical Systems, Inc. (a)	47,558	2,670,857
Varian, Inc. (a)	11,197	461,092

		14,916,519

Health Care Providers & Services—3.4%
Apria Healthcare Group, Inc. (a) (b)	17,841	409,986
Community Health Systems, Inc. (a)	35,091	1,268,540
Covance, Inc. (a)	22,693	1,333,214

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Health Net, Inc. (a)	41,360	$2,101,915
Henry Schein, Inc. (a)	31,436	1,504,527
LifePoint Hospitals, Inc. (a)	20,551	639,136
Lincare Holdings, Inc. (a)	34,412	1,340,692
Omnicare, Inc.	43,137	2,372,104
Pharmaceutical Product Development, Inc.	36,201	1,252,917
Triad Hospitals, Inc. (a)	31,006	1,299,151
Universal Health Services, Inc. (Class B)	19,643	997,668
VCA Antech, Inc. (a)	29,743	847,081

		15,366,931

Hotels, Restaurants & Leisure—2.0%
Applebee’s International, Inc. (b)	26,769	657,179
Bob Evans Farms, Inc.	12,906	383,437
Boyd Gaming Corp. (b)	15,732	785,656
Brinker International, Inc. (a)	30,854	1,303,582
CBRL Group, Inc.	17,042	748,314
GTECH Holdings Corp.	45,516	1,549,820
International Speedway Corp. (Class A)	12,668	644,801
Outback Steakhouse, Inc.	23,650	1,040,600
Ruby Tuesday, Inc. (b)	20,906	670,664
The Cheesecake Factory, Inc. (a)	28,385	1,063,018

		8,847,071

Household Durables—2.1%
Amereican Greetings Corp. (Class A) (b)	22,878	494,622
Beazer Homes USA, Inc. (b)	14,809	972,951
Blyth, Inc.	9,591	201,603
Furniture Brands International, Inc. (b)	18,306	448,680
HNI Corp.	18,656	1,100,704
Hovnanian Enterprises, Inc. (Class A) (a)	12,885	566,038
Lancaster Colony Corp. (b)	9,012	378,504
M.D.C. Holdings, Inc. (b)	11,720	753,713
Mohawk Industries, Inc. (a)	19,022	1,535,456
Ryland Group, Inc. (b)	16,574	1,150,236
Toll Brothers, Inc. (a)	42,345	1,466,407
Tupperware Corp.	19,226	395,863

		9,464,777

Household Products—0.2%
Church & Dwight, Inc.	23,212	856,987

Industrial Conglomerates—0.4%
Carisle Cos., Inc.	10,554	863,317
Teleflex, Inc.	14,577	1,044,151

		1,907,468

Insurance—5.7%
American Financial Group, Inc.	16,883	702,502
AmerUs Group Co.	13,913	838,119
Arthur J. Gallagher & Co. (b)	34,456	958,221
Brown & Brown, Inc. (b)	40,029	1,328,963
Everest Re Group, Ltd.	23,341	2,179,349
Fidelity National Financial, Inc.	62,463	2,219,310
First American Corp.	34,452	1,349,140

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-49

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Hanover Insurance Group, Inc.	19,328	$1,013,174
HCC Insurance Holdings, Inc.	38,084	1,325,323
Horace Mann Educators Corp.	15,464	290,723
Leucadia National Corp. (b)	29,566	1,763,908
Mercury General Corp. (b)	12,781	701,677
Ohio Casualty Corp. (a)	22,826	723,584
Old Republic International Corp.	82,645	1,803,314
Protective Life Corp.	25,087	1,247,827
Radian Group, Inc.	29,934	1,803,524
StanCorp Financial Group, Inc.	19,687	1,065,264
The PMI Group, Inc. (b)	32,235	1,480,231
Unitrin, Inc.	16,280	757,183
W.R. Berkley Corp.	40,549	2,354,275

		25,905,611

IT Services—1.3%
Acxiom Corp. (b)	27,782	717,887
Anteon International Corp. (a) (b)	11,779	642,662
Cognizant Technology Solutions Corp. (Class A) (a)	49,743	2,959,211
MoneyGram International, Inc.	30,722	943,780
SRA International, Inc. (a) (b)	13,500	509,355

		5,772,895

Leisure Equipment & Products—0.1%
Callaway Golf Co.	23,650	406,780

Machinery—3.0%
AGCO Corp. (a) (b)	32,588	675,875
Donaldson Co., Inc. (b)	24,622	831,977
Flowserve Corp. (a)	20,236	1,180,568
Graco, Inc.	24,673	1,120,894
Harsco Corp.	15,060	1,244,257
Joy Global, Inc.	44,294	2,647,452
Kennametal, Inc.	14,162	865,865
Nordson Corp. (b)	12,047	600,663
Pentair, Inc.	36,520	1,488,190
SPX Corp.	23,689	1,265,466
The Timkin Co.	30,199	974,522
Trinity Industries, Inc. (b)	15,696	853,705

		13,749,434

Marine—0.2%
Alexander & Baldwin, Inc.	15,904	758,303

Media—1.4%
Belo Corp. (Class A)	32,870	653,456
Catalina Marketing Corp. (b)	14,125	326,288
Emmis Communications Corp. (Class A) (a) (b)	13,280	212,480
Entercom Communications Corp. (b)	12,453	347,688
Harte-Hanks, Inc.	20,438	558,979
Lee Enterprises, Inc.	16,464	548,087
Media General, Inc. (Class A) (b)	8,660	403,729
Scholastic Corp. (a) (b)	12,941	346,301
The Reader’s Digest Association, Inc. (Class A) (b)	34,904	514,834
The Washington Post Co. (Class B) (b)	2,109	1,638,166

Security Description	Shares	Value

Media—(Continued)
Valassis Communications, Inc. (a)	17,128	$503,049
Westwood One, Inc. (a)	22,978	253,677

		6,306,734

Metals & Mining—0.3%
Steel Dynamics, Inc. (b)	13,982	793,199
Worthington Industries, Inc.	25,748	516,505

		1,309,704

Multi-Utilities—1.3%
Aquila, Inc. (a) (b)	134,506	536,679
Questar Corp.	30,698	2,150,395
SCANA Corp.	41,209	1,617,041
Venctren Corp.	27,424	723,445
Westar Energry, Inc.	31,300	651,353

		5,678,913

Multiline Retail—0.7%
99 Cents Only Stores (a) (b)	17,274	234,235
BJ’s Wholesale Club, Inc. (a)	24,347	767,174
Dollar Tree Stores, Inc. (a)	38,294	1,059,595
Saks, Inc.	50,028	965,540

		3,026,544

Mutual Funds—3.9%
MidCap SPDR Trust, Series 1 (b)	120,700	17,483,395

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a)	25,324	1,132,489

Oil, Gas & Consumable Fuels—5.2%
Arch Coal, Inc.	25,638	1,946,950
Denbury Resources, Inc. (a)	41,517	1,314,843
Equitable Resources, Inc.	43,141	1,575,078
Forest Oil Corp. (a)	19,671	731,368
Newfield Expolration Co. (a)	46,256	1,938,126
Noble Energy, Inc.	63,369	2,783,166
Overseas Shipholding Group, Inc.	10,672	511,509
Peabody Energy Corp.	95,243	4,801,200
Pioneer Natural Resources Co. (b)	46,306	2,049,041
Plains Exploration & Prodcution Co. (a)	28,221	1,090,459
Pogo Producing Co.	21,565	1,083,641
Quicksilver Resources, Inc. (a) (b)	24,168	934,335
Southwestern Energy Co. (a)	60,320	1,941,701
Western Gas Resources, Inc. (b)	20,878	1,007,364

		23,708,781

Paper & Forest Products—0.2%
Bowater, Inc. (b)	20,131	595,475
Glatfelter	15,922	291,850

		887,325

Pharmaceuticals—0.9%
Medicis Pharmaceutical Corp. (Class A)	19,638	640,199
Par Pharmaceutical Companies, Inc. (a) (b)	12,327	347,375

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Perrigo Co. (b)	29,810	$486,201
Sepracor, Inc. (a)	38,185	1,863,810
Valeant Pharmaceuticals International, Inc. (b)	33,344	528,502

		3,866,087

Real Estate—3.8%
AMB Property Corp. (REIT)	31,519	1,710,536
Developers Diversified Realty Corp. (REIT)	39,223	2,147,459
Highwoods Properties, Inc. (REIT)	19,449	656,015
Hospitality Properties Trust (REIT)	25,889	1,130,573
Liberty Property Trust (REIT) (b)	31,764	1,497,990
Mack-Cali Realty Corp. (REIT)	22,372	1,073,856
New Plan Excel Realty Trust (REIT) (b)	37,574	974,670
Potlatch Corp. (b)	13,832	592,563
Rayonier, Inc. (REIT) (b)	27,484	1,252,996
Regency Centers Corp. (REIT)	24,549	1,649,447
The Macerich Co. (REIT)	25,710	1,901,255
United Dominion Realty Trust, Inc. (REIT)	48,338	1,379,567
Weingarten Realty Investors (REIT)	28,933	1,179,020

		17,145,947

Road & Rail—0.7%
GATX Corp. (b)	18,274	754,533
J.B. Hunt Transport Services, Inc.	44,417	956,742
Swift Transportation Co., Inc. (a) (b)	19,204	417,303
Werner Enterprises, Inc. (b)	18,662	342,821
YRC Worldwide, Inc. (b)	20,908	795,758

		3,267,157

Semiconductors & Semiconductor Equipment—4.0%
Atmel Corp. (a)	153,071	722,495
Cabot Microelectronics Corp. (a) (b)	8,756	324,848
Credence Systems Corp. (a) (b)	35,948	263,858
Cree, Inc. (a) (b)	27,469	901,258
Cypress Semiconductor Corp. (a) (b)	48,724	825,872
Fairchild Semiconductor International, Inc. (a)	43,748	834,274
Integrated Device Technology, Inc. (a)	72,083	1,071,159
International Rectifier Corp. (a)	25,533	1,057,832
Intersil Corp. (Class A)	51,187	1,480,328
Lam Research Corp. (a)	50,347	2,164,921
Lattice Semiconductor Corp. (a)	40,897	272,374
MEMC Electronic Materials, Inc. (a)	59,451	2,194,931
Micrel, Inc. (a) (b)	22,961	340,282
Microchip Technology, Inc.	76,691	2,783,883
MPS Group, Inc. (a) (b)	36,410	557,073
RF Micro Devices, Inc. (a) (b)	68,170	589,671
Semtech Corp. (a) (b)	26,220	469,076
Silicon Laboratories, Inc. (a)	16,292	895,245
TriQuint Semiconductor, Inc. (a) (b)	50,395	247,943

		17,997,323

Software—2.6%
Activision, Inc. (a)	99,543	1,372,698
Advent Software, Inc. (a) (b)	5,790	164,552
Cadence Design Systems, Inc. (a)	102,049	1,886,886

Security Description	Shares	Value

Software—(Continued)
Fair Isaac Corp.	23,412	$927,583
Gartner, Inc. (Class A) (a) (b)	20,997	292,908
Jack Henry & Associates, Inc. (b)	27,025	618,062
Macrovision Corp. (a)	18,489	409,531
McAfee, Inc. (a)	59,867	1,456,564
Mentor Graphics Corp. (a)	28,500	314,925
National Instruments Corp.	19,925	649,954
RSA Security, Inc. (a) (b)	25,545	458,277
Sybase, Inc. (a) (b)	32,794	692,609
Synopsys, Inc. (a)	51,792	1,157,551
The Reynolds & Reynolds Co. (Class A)	18,409	522,816
Transaction Systems Architects, Inc. (Class A) (a)	13,374	417,403
Wind River Systems, Inc. (a)	26,908	335,005

		11,677,324

Specialty Retail—6.5%
Abercrombie & Fitch Co. (Class A)	31,544	1,839,015
Advance Auto Parts, Inc. (a)	38,939	1,621,420
Aeropostale, Inc. (a)	19,566	590,111
American Eagle Outfitters, Inc.	47,353	1,413,961
AnnTaylor Stores Corp. (a)	26,168	962,721
Barnes & Noble, Inc. (a)	18,944	876,160
Borders Group, Inc.	24,035	606,643
Carmax, Inc. (a)	37,742	1,233,409
CDW Corp.	22,548	1,326,950
Chico’s FAS, Inc. (a)	65,144	2,647,452
Claire’s Stores, Inc.	35,768	1,298,736
Copart, Inc. (a)	25,022	686,854
Foot Locker, Inc.	56,173	1,341,411
GameStop Corp. (Class A) (a) (b)	20,566	969,481
Michaels Stores, Inc.	48,119	1,808,312
O’Reilly Automotive, Inc. (a)	40,344	1,474,977
Pacific Sunwear of California, Inc. (a)	26,700	591,672
Payless Shoesource, Inc. (a) (b)	24,694	565,246
PETsMART, Inc.	50,532	1,421,970
Pier 1 Imports, Inc. (b)	31,248	362,789
Rent-A-Center, Inc. (a)	24,924	637,805
Ross Stores, Inc.	52,028	1,518,697
United Rentals, Inc. (a) (b)	24,097	831,347
Urban Outfitters, Inc. (a)	39,720	974,729
Williams-Sonoma, Inc.	41,547	1,761,593

		29,363,461

Textiles, Apparel & Luxury Goods—0.4%
Polo Ralph Lauren Corp.	21,906	1,327,723
The Timberland Co. (Class A) (a)	19,749	676,008

		2,003,731

Thrifts & Mortgage Finance—0.4%
Astoria Financial Corp.	31,090	962,546
IndyMac Bancorp, Inc. (b)	23,214	950,149

		1,912,695

Tobacco—0.1%
Universal Corp.	9,259	340,453

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—0.7%
Fastenal Co. (b)	44,586	$2,110,701
MSC Industrial Direct Co. (Class A)	19,502	1,053,498

		3,164,199

Water Utilities—0.3%
Aqua America, Inc. (b)	46,316	1,288,511

Wireless Telecommunication Services—0.3%
Telephone & Data Systems, Inc.	36,937	1,456,795

Total Common Stock (Identified Cost $336,228,109)		434,912,285

Short Term Investments—3.9%
Security Description	Face Amount	Value

Discount Notes—3.9%
Federal Home Loan Bank 4.468%, 04/04/06	$15,000,000	$14,994,400
4.570%, 04/05/06	1,000,000	999,491
4.580%, 04/06/06	850,000	849,459
Federal National Mortgage Association 4.790%, 06/07/06	1,000,000	991,439

Total Short Term Investments (Identified Cost $17,834,789)		17,834,789

Total Investments—100.0% (Identified Cost $354,062,898) (c)		452,747,074
Liabilities in excess of other assets		(141,059)

Total Net Assets—100%		$452,606,015

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $91,375,136 and the collateral received consisted of cash in the amount of $93,276,371.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $354,062,898 and the composition of unrealized appreciation and depreciation of investment securities was $110,333,588 and $(11,649,412), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2006	Net Unrealized Appreciation
S&P 400 MidCap Futures	6/15/2006	45	$17,551,400	17,964,000	$412,600

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—95.9% of Total Net Assets

Security Description	Shares	Value

Auto Components—1.5%
Johnson Controls, Inc.	162,400	$12,331,032

Automobiles—1.6%
Harley-Davidson, Inc. (a)	251,800	13,063,384

Beverages—1.1%
Constellation Brands, Inc. (b)	361,000	9,043,050

Capital Markets—1.5%
The Bear Stearns Co., Inc.	87,800	12,177,860

Communications Equipment—2.6%
Arris Group, Inc. (a) (b)	828,500	11,400,160
Avaya, Inc. (b)	810,600	9,159,780

		20,559,940

Computers & Peripherals—1.3%
Lexmark International, Inc. (Class A) (b)	223,700	10,151,506

Construction & Engineering—1.5%
Chicago Building & Iron Co., NV (a)	506,900	12,165,600

Containers & Packaging—1.5%
Jarden Corp. (a)	357,800	11,753,730

Diversified Consumer Services—1.2%
Career Education Corp. (a) (b)	262,600	9,907,898

Electric Utilities—2.6%
DPL, Inc. (a)	412,200	11,129,400
Edison International	235,800	9,710,244

		20,839,644

Gas Utilities—1.0%
National Fuel Gas Co. (a)	234,800	7,682,656

Health Care Providers & Services—4.6%
Coventry Health Care, Inc. (b)	210,750	11,376,285
LifePoint Hospitals, Inc. (b)	66,100	2,055,710
Omnicare, Inc.	243,500	13,390,065
Triad Hospitals, Inc. (b)	238,000	9,972,200

		36,794,260

Household Durables—12.6%
Beazer Homes USA, Inc. (a)	128,400	8,435,880
Centex Corp.	236,900	14,685,431
Hovnanian Enterprises, Inc. (Class A) (a) (b)	334,200	14,681,406
KB HOME	180,900	11,754,882
Lennar Corp. (Class A)	238,800	14,418,744
NVR, Inc. (a)	15,500	11,453,725
Pulte Homes, Inc.	360,800	13,861,936
Whirlpool Corp. (a)	127,600	11,671,572

		100,963,576

Security Description	Shares	Value

Independent Power Producers & Energy Traders—4.3%
Mirant Corp. (a) (b)	413,400	$10,335,000
NRG Energy, Inc. (a) (b)	221,300	10,007,186
TXU Corp.	309,800	13,866,648

		34,208,834

Insurance—2.6%
Ambac Financial Group, Inc.	100,100	7,967,960
The PMI Group, Inc. (a)	282,300	12,963,216

		20,931,176

Machinery—9.2%
Eaton Corp.	145,500	10,617,135
Joy Global, Inc.	355,200	21,230,304
Terex Corp. (b)	234,500	18,581,780
The Manitowoc Co., Inc.	144,600	13,180,290
The Timkin Co. (a)	315,500	10,181,185

		73,790,694

Metals & Mining—1.9%
Phelps Dodge Corp.	190,800	15,365,124

Oil, Gas & Consumable Fuels—20.8%
Arch Coal, Inc. (a)	217,600	16,524,544
Canadian Natural Resources, Ltd.	349,500	19,358,805
Denbury Resources, Inc. (b)	553,400	17,526,178
Frontline, Ltd. (a)	198,000	6,631,020
General Maritime Corp. (a)	195,100	6,504,634
Kerr-McGee Corp.	4,200	401,016
Overseas Shipholding Group, Inc. (a)	66,000	3,163,380
Peabody Energy Corp.	338,400	17,058,744
Quicksilver Resources, Inc. (a) (b)	326,350	12,616,691
Ship Finance International, Ltd. (a)	33,700	578,292
Southwestern Energy Co. (b)	320,800	10,326,552
Sunoco, Inc.	104,200	8,082,794
Talisman Energy, Inc.	267,900	14,246,922
Teekay Shipping Corp. (a)	141,800	5,256,526
The Williams Cos., Inc.	651,700	13,939,863
XTO Energy, Inc.	348,008	15,162,709

		167,378,670

Personal Products—1.7%
NBTY, Inc. (a) (b)	625,500	14,086,260

Pharmaceuticals—1.2%
Shire Pharmaceuticals Group, Plc. (ADR) (a)	207,000	9,623,430

Real Estate—4.3%
Colonial Properties Trust (REIT)	167,500	8,396,775
Developers Diversified Realty Corp. (REIT)	222,400	12,176,400
iStar Financial, Inc. (REIT)	214,400	8,207,232
Trizec Properties, Inc. (REIT)	240,800	6,195,784

		34,976,191

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-53

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—1.1%
International Rectifier Corp. (b)	221,900	$9,193,317

Software—4.3%
Activision, Inc. (b)	757,500	10,445,925
Check Point Software Technologies, Ltd. (b)	456,506	9,139,250
McAfee, Inc. (a) (b)	260,300	6,333,099
Take-Two Interactive Software, Inc. (a)	461,700	8,615,322

		34,533,596

Specialty Retail—6.6%
Advance Auto Parts, Inc. (b)	294,750	12,273,390
Aeropostale, Inc. (b)	195,600	5,899,296
Foot Locker, Inc.	268,200	6,404,616
Hot Topic, Inc. (a) (b)	467,900	6,784,550
Ross Stores, Inc.	333,700	9,740,703
TJX Cos., Inc. (a)	473,600	11,754,752

		52,857,307

Thrifts & Mortgage Finance—3.3%
Hudson City Bancorp, Inc.	1,068,100	14,195,049
IndyMac Bancorp, Inc. (a)	303,800	12,434,534

		26,629,583

Total Common Stock (Identified Cost $664,105,559)		771,008,318

Short Term Investments—4.7%
Security Description	Face Amount	Value

Repurchase Agreement—4.7%
State Street Corp. Repurchase Agreement dated 03/31/06 at 1.500% to be repurchased at $38,025,753 on 04/03/06, collateralized by $39,310,000 U.S. Treasury Note 4.625% due 03/31/08 with a value of $39,162,588.	$38,021,000	$38,021,000

Total Short Term Investments (Identified Cost $38,021,000)		38,021,000

Total Investments—100.6% (Identified Cost $702,126,559) (c)		809,029,318
Liabilities in excess of other assets		(4,985,882)

Total Net Assets—100%		$804,043,436

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $173,899,095 and the collateral received consisted of cash in the amount of $178,024,101.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $702,126,559 and the composition of unrealized appreciation and depreciation of investment securities was $125,760,150 and $(18,857,391), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—96.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
K&F Industries Holdings, Inc. (a)	334,900	$5,559,340

Auto Components—0.5%
Tenneco Automotive, Inc. (a)	242,400	5,257,656

Building Products—2.2%
Crane Co.	169,700	6,959,397
Lennox International, Inc.	524,100	15,649,626

		22,609,023

Commercial Banks—9.9%
Boston Private Financial Holdings, Inc. (a)	295,000	9,968,050
Cathay General Bancorp (a) (b)	245,100	9,225,564
First Midwest Bancorp, Inc.	340,900	12,466,713
Sterling Bancshares, Inc. (a)	566,300	10,221,715
Sterling Financial Corp. (Washington) (a)	284,900	8,262,100
Taylor Capital Group, Inc. (a)	159,100	6,235,129
Trustmark Corp. (a)	309,300	9,786,252
Umpqua Holdings Corp. (a)	422,000	12,027,000
WestAmerica Bancorp (a)	122,300	6,349,816
Wintrust Financial Corp. (a)	191,400	11,133,738
WSFS Financial Corp. (a)	105,500	6,628,565

		102,304,642

Commercial Services & Supplies—5.9%
Banta Corp.	185,800	9,657,884
The Brinks Co.	666,900	33,851,844
Waste Connections, Inc. (a) (b)	178,800	7,118,028
Watson Wyatt & Co. Holdings (a) (b)	327,700	10,676,466

		61,304,222

Communications Equipment—1.0%
Polycom, Inc. (b)	464,500	10,070,360

Computers & Peripherals—2.1%
Electronics for Imaging, Inc. (a)	273,500	7,649,795
Imation Corp.	323,400	13,877,094

		21,526,889

Construction & Engineering—2.1%
Washington Group International, Inc. (a) (b)	374,300	21,481,077

Containers & Packaging—3.4%
AptarGroup, Inc.	74,600	4,121,650
Jarden Corp. (a)	674,349	22,152,365
Owens-Illinois, Inc. (b)	339,500	5,897,115
Packaging Corp. of America (a)	140,400	3,150,576

		35,321,706

Diversified Consumer Services—0.9%
Regis Corp. (a)	258,400	8,909,632

Security Description	Shares	Value

Diversified Financial Services—7.1%
National Financial Partners Corp.	347,600	$19,646,352
Piper Jaffray Co. (a)	449,400	24,717,000
Walter Industries, Inc. (a)	425,200	28,326,824

		72,690,176

Electric Utilities—3.5%
Black Hills Corp. (a)	199,800	6,793,200
CMS Energy Corp. (a) (b)	407,000	5,270,650
El Paso Electric Co.	428,200	8,152,928
NorthWestern Energy Corp. (a) (b)	207,500	6,461,550
PNM Resources, Inc.	388,700	9,484,280

		36,162,608

Electrical Equipment—3.6%
Regal Beloit Corp. (a)	348,400	14,726,868
Thomas & Betts Corp. (b)	436,400	22,422,232

		37,149,100

Energy Equipment & Services—0.9%
Lone Star Technologies, Inc. (a) (b)	164,700	9,126,027

Food Products—1.6%
Hain Celestial Group, Inc. (a) (b)	622,200	16,295,418

Gas Utilities—1.6%
CNX Gas Corp. (144A)	212,200	4,456,200
National Fuel Gas Co.	182,800	5,981,216
Southern Union Co. (a) (b)	254,100	6,309,303

		16,746,719

Health Care Equipment & Supplies—4.3%
Dentsply International, Inc.	220,900	12,845,335
DJ Orthopedics, Inc. (a)	406,900	16,178,344
Sybron Dental Specialties, Inc. (b)	377,100	15,551,604

		44,575,283

Health Care Providers & Services—0.7%
Per-Se Technologies, Inc. (a)	255,200	6,803,632

Hotels, Restaurants & Leisure—8.0%
CBRL Group, Inc.	345,100	15,153,341
Gaylord Entertainment Co. (a) (b)	339,200	15,392,896
Kerzner International Ltd. (a)	153,200	11,922,024
Landry’s Restaurants, Inc. (a)	446,400	15,771,312
Lone Star Steakhouse & Saloon, Inc. (a)	350,200	9,952,684
Orient-Express Hotels, Ltd. (Class A) (a)	156,500	6,139,495
Pinnacle Entertainment, Inc. (a) (b)	47,400	1,335,258
Ryan’s Restaurant Group, Inc.	498,700	7,231,150

		82,898,160

Household Durables—0.8%
The Stanley Works	154,300	7,816,838

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—6.0%
Aspen Insurance Holdings, Ltd. (a)	515,300	$12,707,298
Endurance Specialty Holdings, Ltd.	330,300	10,751,265
Hanover Insurance Group, Inc.	432,700	22,682,134
Platinum Underwriters Holdings, Ltd. (a)	313,400	9,119,940
Zenith National Insurance Corp. (a)	142,700	6,868,151

		62,128,788

IT Services—0.8%
CACI International, Inc. (Class A) (a) (b)	126,500	8,317,375

Leisure Equipment & Products—1.6%
K2, Inc. (a) (b)	269,100	3,377,205
Marvel Entertainment, Inc. (a) (b)	399,800	8,043,976
RC2 Corp. (a) (b)	116,000	4,617,960

		16,039,141

Machinery—2.2%
IDEX Corp.	176,800	9,223,656
Kennametal, Inc.	110,700	6,768,198
The Timkin Co.	210,800	6,802,516

		22,794,370

Marine—2.3%
American Commercial Lines, Inc. (a) (b)	500,200	23,609,440

Media—1.0%
Regal Entertaintment Group (a)	569,400	10,710,414

Metals & Mining—1.9%
Massey Energy Co. (a)	410,206	14,796,130
United States Steel Corp.	84,300	5,115,324

		19,911,454

Multiline Retail—1.5%
BJ’s Wholesale Club, Inc. (b)	359,300	11,321,543
Saks, Inc.	203,600	3,929,480

		15,251,023

Oil, Gas & Consumable Fuels—3.4%
Comstock Resources, Inc. (a) (b)	252,000	7,481,880
Equitable Resources, Inc.	204,200	7,455,342
Goodrich Petroleum Corp. (a) (b)	98,200	2,651,400
Houston Exploration Co.	140,200	7,388,540
Whiting Petroleum Corp. (a)	251,600	10,313,084

		35,290,246

Paper & Forest Products—0.6%
Bowater, Inc. (a)	205,000	6,063,900

Pharmaceuticals—1.2%
Andrx Corp. (b)	390,700	9,275,218
Valeant Pharmaceuticals International, Inc. (a)	201,100	3,187,435

		12,462,653

Security Description	Shares	Value

Real Estate—1.1%
Highland Hospitality Corp. (REIT) (a)	435,300	$5,532,663
LaSalle Hotel Properties (REIT)	150,600	6,174,600

		11,707,263

Semiconductors & Semiconductor Equipment—0.8%
PMC-Sierra, Inc. (b)	655,000	8,049,950

Software—2.3%
Amdocs, Ltd. (b)	295,000	10,637,700
Hyperion Solutions Corp. (b)	150,850	4,917,710
SkillSoft, Plc. (ADR) (a) (b)	1,649,300	8,642,332

		24,197,742

Specialty Retail—5.7%
Copart, Inc. (b)	318,000	8,729,100
Cost Plus, Inc. (a) (b)	152,300	2,604,330
OfficeMax, Inc.	382,700	11,546,059
Stage Stores, Inc. (a)	360,349	10,720,383
The Children’s Place Retail Stores, Inc. (a) (b)	160,500	9,292,950
The Finish Line, Inc. (Class A)	357,300	5,877,585
Tractor Supply Co. (a) (b)	151,400	10,043,876

		58,814,283

Textiles, Apparel & Luxury Goods—2.9%
Jones Apparel Group, Inc.	349,000	12,344,130
Phillips-Van Heusen Corp.	289,600	11,065,616
The Warnaco Group, Inc. (b)	250,800	6,019,200

		29,428,946

Wireless Telecommunication Services—0.5%
UbiquiTel, Inc. (b)	501,700	5,067,170

Total Common Stock (Identified Cost $892,514,509)		994,452,666

Short Term Investments—5.6%
Security Description	Face Amount	Value

Discount Notes—5.4%
Federal Farm Credit Bank 4.136%, 04/11/06	$1,300,000	1,298,357
Federal Home Loan Bank 4.550%, 04/03/06	54,300,000	54,286,274

		55,584,631

U.S. Treasury—0.2%
United States Treasury Bills 4.060%, 04/13/06	2,300,000	2,296,627

Total Short Term Investments (Identified Cost $57,881,258)		57,881,258

Total Investments—102.0% (Identified Cost $950,395,767) (c)		1,052,333,924
Liabilities in excess of other assets		(21,034,631)

Total Net Assets—100%		$1,031,299,293

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $253,768,706 and the collateral received consisted of cash in the amount of $258,431,048.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $950,395,767 and the composition of unrealized appreciation and depreciation of investment securities was $116,395,907 and $(14,457,750), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, the market value of 144A securities was $4,456,200, which is 0.4% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-57

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—96.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
Argon, Inc. (a)	47,650	$1,597,705
Essex Corp. (a)	43,400	955,668
K&F Industries Holdings, Inc.	35,200	584,320
Orbital Sciences Corp. (a)	34,100	539,462

		3,677,155

Air Freight & Logistics—1.3%
Forward Air Corp.	44,800	1,670,592

Airlines—1.1%
JetBlue Airways Corp. (a)	56,700	607,824
Republic Airways Holdings, Inc. (a)	56,000	829,360

		1,437,184

Auto Components—0.5%
Tenneco Automotive, Inc.	28,700	622,503

Automobiles—0.6%
Winnebago Industries, Inc.	25,600	776,704

Biotechnology—3.0%
Digene Corp. (a)	21,500	840,650
Myogen, Inc. (a)	11,400	413,022
Myriad Genetics, Inc.	15,900	414,831
Panacos Pharmaceuticals, Inc. (a)	27,300	206,388
Serologicals Corp. (a)	40,600	993,076
Telik, Inc. (a)	50,500	977,680

		3,845,647

Chemicals—2.7%
Cabot Corp.	22,500	764,775
FMC Corp. (a)	20,100	1,245,798
Minerals Technologies, Inc.	14,200	829,422
Westlake Chemical Corp.	17,700	611,535

		3,451,530

Commercial Banks—3.6%
East West Bancorp, Inc.	20,400	786,420
First State Bancorp	37,300	990,688
Franklin Bank Corp. (a)	22,000	423,060
Greater Bay Bancorp	18,000	499,320
Hancock Holding Co.	13,400	623,368
Signature Bank (a)	16,000	521,440
UCBH Holdings, Inc.	35,100	664,092

		4,508,388

Commercial Services & Supplies—4.7%
Advance America Cash Advance Centers, Inc.	39,900	573,762
CDI Corp.	32,500	935,025
Global Cash Access, Inc. (a)	43,500	762,120
Headwaters, Inc. (a)	31,100	1,237,469
LECG Corp. (a)	28,900	556,903
Lincoln Educational Services (a)	22,600	383,070
Resources Connection, Inc. (a)	11,800	293,938

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Strayer Education, Inc.	6,800	$695,368
Waste Connections, Inc. (a)	11,450	455,825

		5,893,480

Communications Equipment—3.4%
Arris Group, Inc. (a)	63,400	872,384
Avocent Corp. (a)	20,800	660,192
Ixia (a)	72,900	1,039,554
ViaSat, Inc. (a)	61,800	1,770,570

		4,342,700

Diversified Consumer Services—1.3%
Jackson Hewitt Tax Service, Inc.	24,800	783,184
Regis Corp.	23,700	817,176

		1,600,360

Diversified Financial Services—3.4%
Ares Capital Corp.	37,838	650,057
Doral Financial Corp.	32,200	371,910
Euronet Worldwide, Inc.	6,800	257,244
Financial Federal Corp.	35,500	1,040,150
GFI Group, Inc. (a)	13,800	716,358
National Financial Partners Corp.	22,900	1,294,308

		4,330,027

Electronic Equipment & Instruments—6.1%
Coherent, Inc. (a)	25,200	884,772
Electro Scientific Industries, Inc. (a)	18,000	398,340
FLIR Systems, Inc. (a)	53,700	1,525,617
Greatbatch, Inc. (a)	49,300	1,080,163
Mettler-Toledo International, Inc. (a)	8,100	488,754
Optimal Group, Inc. (a)	24,500	355,985
Tektronix, Inc.	41,100	1,467,681
Trimble Navigation, Ltd. (a)	35,250	1,588,013

		7,789,325

Energy Equipment & Services—4.7%
FMC Technologies, Inc. (a)	26,400	1,352,208
Helix Energy Solutions Group, Inc. (a)	54,300	2,057,970
Oil States International, Inc. (a)	17,300	637,505
Superior Energy Services, Inc. (a)	69,000	1,848,510

		5,896,193

Health Care Equipment & Supplies—3.6%
American Medical Systems Holdings, Inc. (a)	46,800	1,053,000
Merit Medical Systems, Inc. (a)	47,966	576,072
Molecular Devices Corp. (a)	30,100	998,116
STERIS Corp.	32,900	811,972
Varian, Inc. (a)	27,900	1,148,922

		4,588,082

Health Care Providers & Services—5.9%
MAXIMUS, Inc.	16,400	590,072
Parexel International Corp. (a)	46,400	1,226,816

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-58

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Psychiatric Solutions, Inc. (a)	35,500	$1,176,115
RehabCare Group, Inc. (a)	30,500	574,925
Sierra Health Services, Inc. (a)	25,900	1,054,130
Symbion, Inc. (a)	22,100	500,565
United Surgical Partners International, Inc. (a)	29,000	1,026,890
VCA Antech, Inc. (a)	47,900	1,364,192

		7,513,705

Hotels, Restaurants & Leisure—5.9%
BJ’s Restaurants, Inc. (a)	28,300	764,100
Four Seasons Hotels, Inc.	15,000	760,500
Gaylord Entertainment Co. (a)	20,100	912,138
Orient-Express Hotels, Ltd. (Class A)	32,500	1,274,975
P.F. Chang’s China Bistro, Inc. (a)	14,600	719,634
Panera Bread Co. (a)	12,600	947,268
Penn National Gaming, Inc. (a)	50,600	2,134,308

		7,512,923

Insurance—0.5%
Aspen Insurance Holdings, Ltd.	3,700	91,242
Max Re Capital, Ltd.	24,500	583,100

		674,342

Internet Software & Services—2.4%
Ariba, Inc.	64,100	626,898
Marchex, Inc. (a)	71,000	1,526,500
ValueClick, Inc. (a)	49,800	842,616

		2,996,014

IT Services—2.8%
BearingPoint, Inc. (a)	108,300	919,467
Global Payments, Inc.	11,700	620,217
Heartland Payment Systems, Inc. (a)	1,500	37,155
RightNow Technologies, Inc. (a)	42,200	669,714
Sapient Corp. (a)	168,200	1,283,366

		3,529,919

Machinery—3.6%
CLARCOR, Inc.	10,100	359,560
Flowserve Corp. (a)	33,300	1,942,722
Oshkosh Truck Corp.	10,700	665,968
The Manitowoc Co., Inc.	12,900	1,175,835
Wabash National Corp.	24,000	474,000

		4,618,085

Metals & Mining—0.5%
Alpha Natural Resources, Inc. (a)	26,400	610,896

Multiline Retail—0.5%
Tuesday Morning Corp.	26,600	614,194

Oil, Gas & Consumable Fuels—2.7%
Bill Barrett Corp. (a)	21,200	690,908
Denbury Resources, Inc. (a)	54,600	1,729,182
Western Refining, Inc.	45,600	985,872

		3,405,962

Security Description	Shares	Value

Pharmaceuticals—4.5%
Adams Respiratory Therapeutics, Inc. (a)	22,300	$886,871
Angiotech Pharmaceuticals, Inc. (a)	50,500	747,400
Coley Pharmaceutical Group, Inc. (a)	43,400	657,510
DOV Pharmaceutical, Inc.	36,600	584,868
Impax Laboratories, Inc. (a)	55,800	557,442
Penwest Pharmaceuticals Co. (a)	22,200	481,518
The Medicines Co. (a)	47,500	977,075
Trimeris, Inc. (a)	56,600	764,666

		5,657,350

Real Estate—3.9%
CapitalSource, Inc. (REIT)	63,300	1,574,904
FelCor Lodging Trust, Inc. (REIT)	31,500	664,650
Innkeepers USA Trust (REIT)	49,800	844,110
Jones Lang LaSalle, Inc.	14,200	1,086,868
LaSalle Hotel Properties (REIT)	19,900	815,900

		4,986,432

Road & Rail—2.0%
Knight Transportation, Inc.	70,775	1,397,806
Landstar System, Inc.	26,500	1,169,180

		2,566,986

Semiconductors & Semiconductor Equipment—9.2%
Actel Corp. (a)	40,500	645,570
FormFactor, Inc. (a)	33,500	1,317,220
Microsemi Corp. (a)	48,020	1,397,862
Microtune, Inc. (a)	102,900	537,138
Power Integrations, Inc. (a)	50,800	1,258,824
Semtech Corp. (a)	58,000	1,037,620
Silicon Laboratories, Inc. (a)	35,200	1,934,240
SiRF Technology Holdings, Inc.	28,200	998,562
Trident Microsystems, Inc. (a)	20,900	607,354
Varian Semiconductor Equipment, Inc. (a)	67,800	1,903,824

		11,638,214

Software—5.7%
Blackbaud, Inc.	7,900	167,401
Entrust, Inc. (a)	129,400	582,300
FileNET Corp. (a)	38,100	1,029,462
MICROS Systems, Inc. (a)	22,500	1,036,575
National Instruments Corp.	37,600	1,226,512
Quest Software, Inc. (a)	74,300	1,240,810
THQ, Inc. (a)	34,550	894,500
Witness Systems, Inc.	39,500	1,003,300

		7,180,860

Specialty Retail—2.0%
Cost Plus, Inc. (a)	36,600	625,860
Hot Topic, Inc. (a)	52,900	767,050
Tractor Supply Co. (a)	16,900	1,121,146

		2,514,056

Textiles, Apparel & Luxury Goods—0.5%
CROCS, Inc. (a)	24,000	603,600

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.5%
Clayton Holdings, Inc. (a)	30,900	$651,372

Trading Companies & Distributors—0.8%
Beacon Roofing Supply, Inc. (a)	24,400	991,616

Total Common Stock (Identified Cost $100,215,916)		122,696,396

Short Term Investments—3.0%
Security Description	Face Amount	Value

Discount Notes—3.0%
Federal Home Loan Mortgage Corp. Zero Coupon, 04/03/06	$3,755,000	$3,754,034

Total Short Term Investments (Identified Cost $3,754,034)		3,754,034

Total Investments—99.8% (Identified Cost $103,969,950) (b)		126,450,430
Other assets less liabilities		315,822

Total Net Assets—100%		$126,766,252

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $103,969,950 and the composition of unrealized appreciation and depreciation of investment securities was $25,224,797 and $(2,744,317), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—96.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Essex Corp. (a) (b)	98,225	$2,162,915
Ladish, Inc.	37,750	1,093,618
Moog, Inc. (b)	49,725	1,764,740

		5,021,273

Auto Components—0.3%
Commercial Vehicle Group, Inc. (a) (b)	67,200	1,290,912

Automobiles—0.2%
Winnebago Industries, Inc. (a)	31,800	964,812

Biotechnology—1.5%
BioMarin Pharmaceutical, Inc. (b)	77,125	1,035,018
Cubist Pharmaceuticals, Inc. (a)	44,775	1,028,482
Keryx Biopharmaceuticals, Inc. (a) (b)	66,475	1,270,337
Neurocrine Biosciences, Inc. (a) (b)	16,950	1,093,953
Nuvelo, Inc. (a) (b)	100,200	1,785,564
United Therapeutics Corp. (a)	20,900	1,385,252

		7,598,606

Building Products—0.7%
Griffon Corp. (a)	87,250	2,167,290
Lennox International, Inc.	36,250	1,082,425

		3,249,715

Capital Markets—0.4%
Affiliated Managers Group, Inc. (a) (b)	18,150	1,934,972

Chemicals—1.8%
Cytec Industries, Inc.	44,525	2,671,945
FMC Corp. (b)	19,400	1,202,412
MacDermid, Inc.	14,425	463,764
Minerals Technologies, Inc.	8,850	516,929
Spartech Corp. (a)	75,750	1,818,000
The Scotts Miracle-Gro Co.	44,375	2,030,600

		8,703,650

Commercial Banks—7.2%
Alabama National Bancorp (a)	25,025	1,711,710
Capital Corp. of the West	23,975	880,362
Centerstate Banks of Florida, Inc.	31,700	1,166,560
Community Bancorp (a) (b)	37,450	1,159,827
CVB Financial Corp.	114,788	1,962,875
East West Bancorp, Inc.	123,175	4,748,396
First Midwest Bancorp, Inc.	67,375	2,463,904
First State Bancorp	28,625	760,280
FirstFed Financial Corp. (a) (b)	36,875	2,205,494
Iberiabank Corp. (a)	40,649	2,299,514
Independent Bank Corp. (a)	75,113	2,136,962
Midwest Banc Holdings, Inc. (a)	50,875	1,319,698
Pennsylvania Commerce Bancorp, Inc. (a) (b)	34,100	1,028,115
PFF Bancorp, Inc.	45,750	1,542,233
PrivateBancorp, Inc. (a)	55,600	2,306,844
Seacoast Banking Corp.	33,200	966,452
Signature Bank (b)	70,250	2,289,448

Security Description	Shares	Value

Commercial Banks—(Continued)
Texas Regional Bancshares, Inc.	59,743	$1,761,827
Wintrust Financial Corp.	44,350	2,579,840

		35,290,341

Commercial Services & Supplies—7.0%
Adesa, Inc.	51,725	1,383,127
American Ecology Corp. (a)	27,225	554,846
American Reprographics Co. (a)	76,525	2,654,652
CRA International, Inc. (a) (b)	53,050	2,613,243
Electro Rent Corp.	50,925	865,725
Labor Ready, Inc.	83,025	1,988,449
McGrath Rentcorp (a)	69,525	2,089,922
Mobile Mini, Inc. (b)	85,400	2,640,568
Navigant Consulting, Inc. (b)	97,825	2,088,564
On Assignment, Inc. (b)	154,825	1,699,979
PeopleSupport, Inc. (b)	216,600	2,122,680
Sotheby’s Holdings, Inc. (Class A) (b)	85,400	2,480,016
The Advisory Board Co. (b)	52,650	2,936,291
The Corporate Executive Board Co.	22,875	2,308,088
Waste Connections, Inc. (b)	55,674	2,216,382
Wright Express Corp. (b)	130,750	3,667,538

		34,310,070

Communications Equipment—4.2%
ADTRAN, Inc.	74,900	1,960,882
Anaren, Inc. (b)	73,575	1,432,505
CommScope, Inc. (b)	110,375	3,151,206
DSP Group, Inc. (b)	74,700	2,167,047
Exfo Electro Optical Engineering, Inc. (a) (b)	131,750	1,036,873
Foundry Networks, Inc. (b)	149,900	2,722,184
McDATA Corp. (Class A) (a) (b)	235,925	1,089,974
Oplink Communications, Inc. (a) (b)	91,325	1,583,576
Polycom, Inc. (b)	58,325	1,264,486
Redback Networks, Inc. (a) (b)	114,600	2,485,674
SafeNet, Inc. (a) (b)	34,150	904,292
Tekelec, Inc. (a)	46,050	636,872

		20,435,571

Computers & Peripherals—1.5%
Advanced Digital Information Corp.	139,825	1,227,664
Avid Technology, Inc. (a) (b)	33,675	1,463,516
Electronics for Imaging, Inc.	78,100	2,184,457
Hutchinson Technology, Inc. (a)	26,300	793,471
Imation Corp.	35,050	1,503,996

		7,173,104

Construction & Engineering—0.9%
Insituform Technologies, Inc. (b)	51,325	1,365,245
Michael Baker Corp. (b)	19,150	542,520
Washington Group International, Inc. (b)	44,625	2,561,029

		4,468,794

Construction Materials—0.7%
Eagle Materials, Inc. (a)	19,725	1,257,666
Texas Industries, Inc. (a)	35,175	2,127,736

		3,385,402

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-61

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Consumer Finance—0.4%
United PanAm Financial Corp. (b)	61,600	$1,903,440

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc. (a) (b)	66,475	2,574,577
Laureate Education, Inc. (b)	50,675	2,705,032
Vertrue, Inc. (a) (b)	29,375	1,227,875

		6,507,484

Diversified Financial Services—2.9%
Advanta Corp. (Class B) (a)	92,703	3,417,960
First Cash Financial Services (a)	102,600	2,050,974
GFI Group, Inc. (a) (b)	37,675	1,955,709
International Securitiess Exchange, Inc. (a)	32,550	1,355,708
Investment Technology Group, Inc.	55,425	2,760,165
National Financial Partners Corp.	47,175	2,666,331

		14,206,847

Diversified Telecommunication Services—0.5%
Commonwealth Telephone Enterprises, Inc. (b)	24,350	838,858
Iowa Telecommunications Services, Inc. (a)	82,525	1,574,577

		2,413,435

Electric Utilities—0.8%
ALLETE, Inc.	18,375	856,275
NorthWestern Energy Corp. (b)	82,475	2,568,272
Otter Tail Corp. (a)	21,625	620,421

		4,044,968

Electrical Equipment—1.3%
AMETEK, Inc.	60,600	2,724,576
General Cable Corp. (b)	63,450	1,924,439
II-VI, Inc. (b)	84,000	1,519,560

		6,168,575

Electronic Equipment & Instruments—1.7%
Anixter International, Inc. (b)	42,775	2,043,790
Excel Technology, Inc. (b)	60,325	1,777,778
Intermagnetics General Corp. (a) (b)	55,087	1,379,929
Keithley Instruments, Inc.	72,475	1,113,216
Rofin-Sinar Technologies, Inc. (b)	37,175	2,012,283

		8,326,996

Energy Equipment & Services—4.5%
Allis-Chalmers Energy, Inc. (a) (b)	83,425	1,137,083
CARBO Ceramics, Inc. (a)	62,962	3,583,167
Dril-Quip, Inc. (a)	29,575	2,095,389
FMC Technologies, Inc. (b)	59,875	3,066,798
Helix Energy Solutions Group, Inc. (a) (b)	85,675	3,247,083
Natural Gas Services Group, Inc. (a) (b)	87,875	1,571,205
Oil States International, Inc. (b)	65,275	2,405,384
Unit Corp. (b)	34,700	1,934,525
Universal Compression Holdings, Inc. (a) (b)	63,675	3,226,412

		22,267,046

Security Description	Shares	Value

Food & Staples Retailing—0.6%
Casey’s General Stores, Inc.	52,700	$1,205,249
Smart & Final, Inc. (a) (b)	117,425	1,924,596

		3,129,845

Food Products—0.4%
J & J Snack Foods Corp.	38,026	1,277,293
Ralcorp Holdings, Inc. (b)	21,275	809,514

		2,086,807

Gas Utilities—1.1%
ONEOK, Inc.	46,875	1,511,719
UGI Corp.	189,175	3,985,917

		5,497,636

Health Care Equipment & Supplies—3.9%
American Medical Systems Holdings, Inc. (b)	88,150	1,983,375
Arrow International, Inc.	42,900	1,401,543
ArthroCare Corp. (a) (b)	46,550	2,226,021
Conor Medsystems, Inc. (a) (b)	38,650	1,136,310
ev3, Inc. (a) (b)	101,175	1,791,809
Meridian Bioscience, Inc. (a)	50,675	1,367,212
NuVasive, Inc. (a) (b)	82,250	1,550,413
Sybron Dental Specialties, Inc. (b)	40,500	1,670,220
Symmetry Medical, Inc. (a) (b)	126,375	2,680,414
Viasys Healthcare, Inc.	70,600	2,123,648
West Pharmaceutical Services, Inc. (a)	40,875	1,419,180

		19,350,145

Health Care Providers & Services—2.8%
Chemed Corp. (a)	52,650	3,124,251
Computer Programs & Systems, Inc.	41,625	2,081,250
Healthspring, Inc. (b)	77,450	1,441,345
Matria Healthcare, Inc. (a) (b)	54,724	2,077,323
NovaMed, Inc. (b)	194,475	1,380,773
United Surgical Partners International, Inc. (a) (b)	43,675	1,546,532
Ventiv Health, Inc. (b)	69,625	2,312,943

		13,964,417

Hotels, Restaurants & Leisure—2.8%
Bob Evans Farms, Inc.	67,350	2,000,969
CEC Entertainment, Inc. (b)	28,700	964,894
Fairmont Hotels & Resorts, Inc.	29,525	1,319,768
McCormick & Schmick’s Seafood Restaurants, Inc. (b)	97,225	2,476,321
Morton’s Restaurant Group, Inc. (a) (b)	48,225	838,151
Pinnacle Entertainment, Inc. (b)	68,825	1,938,800
Sunterra Corp. (a) (b)	124,500	1,777,860
The Steak N Shake Co. (a) (b)	46,000	970,600
Trump Entertainment Resorts, Inc. (a) (b)	90,200	1,670,504

		13,957,867

Household Durables—0.5%
Lifetime Brands, Inc. (a)	88,150	2,484,949

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—5.0%
American Equity Investment Life (a)	163,475	$2,344,232
AmerUs Group Co. (a)	21,125	1,272,570
Arch Capital Group, Ltd. (b)	39,650	2,289,391
Argonaut Group, Inc.	46,550	1,654,853
Delphi Financial Group, Inc.	51,512	2,659,565
Endurance Specialty Holdings, Ltd.	42,375	1,379,306
HealthExtras, Inc. (b)	53,650	1,893,845
KMG America Corp. (b)	114,375	979,050
Midland Co.	11,780	412,064
Ohio Casualty Corp. (b)	70,050	2,220,585
ProAssurance Corp. (b)	40,625	2,112,500
Protective Life Corp.	21,225	1,055,732
RLI Corp. (a)	36,950	2,117,235
The Navigators Group, Inc. (b)	41,700	2,068,320

		24,459,248

Internet & Catalog Retail—0.6%
Coldwater Creek, Inc. (a) (b)	88,842	2,469,808
FTD Group, Inc. (b)	59,000	571,710

		3,041,518

Internet Software & Services—2.6%
Akamai Technologies, Inc. (a)	69,625	2,289,966
Digital Insight Corp. (b)	79,275	2,885,610
Digitas, Inc. (b)	117,800	1,696,320
j2 Global Communications, Inc. (a) (b)	40,625	1,909,375
Online Resources Corp. (a) (b)	165,675	2,153,775
Websense, Inc. (b)	63,500	1,751,330

		12,686,376

IT Services—2.0%
Anteon International Corp. (b)	28,800	1,571,328
Heartland Payment Systems, Inc. (a) (b)	88,550	2,193,384
Lightbridge, Inc. (b)	118,150	1,311,465
Perot Systems Corp. (Class A) (b)	126,375	1,966,395
SRA International, Inc. (a) (b)	74,350	2,805,226

		9,847,798

Machinery—6.3%
Actuant Corp. (a)	55,825	3,417,607
Albany International Corp. (Class A)	71,250	2,713,913
American Science & Engineering, Inc. (a) (b)	23,275	2,173,885
Barnes Group, Inc. (a)	52,975	2,145,488
Bucyrus International, Inc.	60,938	2,936,578
CLARCOR, Inc.	58,100	2,068,360
ESCO Technologies, Inc. (a) (b)	19,550	990,208
Flow International Corp. (a) (b)	142,800	1,880,676
Freightcar America, Inc. (a)	26,825	1,706,070
Harsco Corp.	26,700	2,205,954
IDEX Corp.	57,862	3,018,661
Lincoln Electric Holdings, Inc. (a)	18,500	998,815
Nordson Corp.	35,425	1,766,291
RBC Bearings, Inc. (a) (b)	79,225	1,624,113
The Greenbrier Cos., Inc.	34,625	1,386,731

		31,033,350

Security Description	Shares	Value

Marine—0.5%
American Commercial Lines, Inc. (a) (b)	56,250	$2,655,000

Media—2.9%
aQuantive, Inc. (a) (b)	87,175	2,052,100
Harte-Hanks, Inc.	91,400	2,499,790
John Wiley & Sons, Inc.	31,650	1,197,953
Live Nation, Inc. (b)	140,125	2,780,080
R. H. Donnelley Corp. (a) (b)	39,750	2,314,643
Scholastic Corp. (a) (b)	25,800	690,408
Thomas Nelson, Inc.	46,525	1,360,856
Valassis Communications, Inc. (b)	38,150	1,120,466

		14,016,296

Metals & Mining—1.6%
Alpha Natural Resources, Inc. (b)	57,725	1,335,757
AMCOL International Corp. (a)	31,375	903,600
Century Aluminum Co. (a)	11,625	493,481
Chaparral Steel Co. (b)	52,225	3,390,447
Reliance Steel & Aluminum Co.	16,050	1,507,416

		7,630,701

Multiline Retail—0.6%
Big Lots, Inc. (b)	87,050	1,215,218
Dollar Tree Stores, Inc. (b)	54,350	1,503,865

		2,719,083

Oil, Gas & Consumable Fuels—1.8%
ATP Oil & Gas Corp. (b)	31,750	1,394,143
Denbury Resources, Inc. (b)	66,775	2,114,764
Energy Partners, Ltd. (a) (b)	65,575	1,546,259
Range Resources Corp.	88,850	2,426,494
Remington Oil & Gas Corp. (b)	32,575	1,407,892

		8,889,552

Personal Products—0.4%
Steiner Leisure, Ltd.	46,175	1,870,088

Pharmaceuticals—1.4%
Adams Respiratory Therapeutics, Inc. (b)	50,675	2,015,345
Nektar Therapeutics (a)	51,475	1,049,061
Perrigo Co.	71,300	1,162,903
Santarus, Inc. (a) (b)	207,100	1,547,037
Theravance, Inc. (b)	43,775	1,227,451

		7,001,797

Real Estate—4.5%
BioMed Realty Trust, Inc. (REIT)	86,900	2,575,716
CBL & Associates Properties, Inc. (REIT) (a)	49,475	2,100,214
Corporate Office Properties Trust (REIT)	60,175	2,752,405
First Potomac Realty Trust (REIT)	86,025	2,430,206
Jones Lang LaSalle, Inc.	35,700	2,732,478
Kite Realty Group Trust (REIT)	126,775	2,022,061
LaSalle Hotel Properties (REIT)	61,175	2,508,175
Newcastle Investment Corp. (REIT) (a)	64,400	1,540,448

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—(Continued)
Potlatch Corp. (a) (REIT)	21,500	$921,060
Trammell Crow Co.	72,150	2,572,869

		22,155,632

Road & Rail—1.5%
Genesee & Wyoming, Inc. (b)	74,400	2,282,592
Laidlaw International, Inc. (b)	108,825	2,960,040
Landstar System, Inc.	27,600	1,217,712
Marten Transport, Ltd. (b)	63,562	1,149,837

		7,610,181

Semiconductors & Semiconductor Equipment—3.8%
ATMI, Inc. (a) (b)	64,500	1,947,900
Cognex Corp. (a)	40,175	1,190,787
Diodes, Inc. (a) (b)	41,338	1,715,506
Entegris, Inc. (b)	150,775	1,604,246
Fairchild Semiconductor International, Inc. (b)	101,825	1,941,803
Integrated Device Technology, Inc. (b)	73,350	1,089,981
Microsemi Corp. (b)	70,600	2,055,166
Netlogic Microsystems, Inc. (a) (b)	40,625	1,674,156
PMC-Sierra, Inc. (b)	194,475	2,390,098
Power Integrations, Inc. (a) (b)	53,650	1,329,447
Tessera Technologies, Inc. (b)	46,550	1,493,324

		18,432,414

Software—3.6%
Blackboard, Inc. (a)	62,725	1,782,017
Emageon, Inc.	61,150	1,038,939
Hyperion Solutions Corp. (b)	50,425	1,643,855
Informatica Corp. (a) (b)	176,725	2,748,074
MapInfo Corp.	63,050	883,961
Progress Software Corp. (b)	49,075	1,427,592
Quest Software, Inc. (b)	216,650	3,618,055
SPSS, Inc.	59,750	1,891,685
The Ultimate Software Group, Inc. (a) (b)	103,350	2,671,598

		17,705,776

Specialty Retail—1.4%
Charlotte Russe Holding, Inc. (b)	38,750	829,250
Guitar Center, Inc. (a) (b)	28,800	1,373,760
Rent-A-Center, Inc. (b)	66,750	1,708,133
The Men’s Wearhouse, Inc. (b)	30,962	1,112,774
Zumiez, Inc. (a) (b)	29,575	1,807,033

		6,830,950

Textiles, Apparel & Luxury Goods—1.6%
Carter’s, Inc. (a) (b)	35,700	2,409,393
Fossil, Inc. (a) (b)	46,800	869,544
Guess?, Inc. (a) (b)	36,875	1,442,181
Phillips-Van Heusen Corp.	65,475	2,501,800
UniFirst Corp.	24,700	820,534

		8,043,452

Security Description	Shares	Value

Trading Companies & Distributors—0.6%
NuCo2, Inc. (a) (b)	88,150	$2,797,881

Water Utilities—0.3%
American State Water Co. (a)	35,450	1,324,412

Wireless Telecommunication Services—0.4%
SBA Communications Corp. (b)	90,325	2,114,508

Total Common Stock (Identified Cost $358,449,778)		473,003,692

Short Term Investments—3.2%
Security Description	Face Amount	Value

Commercial Paper—3.2%
New Center Asset Trust 3.300%, 04/03/06	$15,918,000	$15,915,082

Total Short Term Investments (Identified Cost $15,915,082)		15,915,082

Total Investments—99.5% (Identified Cost $374,364,860) (c)		488,918,774
Other assets less liabilities		2,399,015

Total Net Assets—100%		$491,317,789

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $122,691,394 and the collateral received consisted of cash in the amount of $124,717,638.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $374,364,860 and the composition of unrealized appreciation and depreciation of investment securities was $116,709,103 and $(2,155,189), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—96.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
AAR Corp. (a)	14,050	$400,144
Applied Signal Technology, Inc.	2,949	58,479
Argon, Inc. (a) (b)	2,900	97,237
Armor Holdings, Inc. (a) (b)	11,880	692,485
Aviall, Inc. (a) (b)	11,862	451,705
BE Aerospace, Inc.	25,315	635,913
Ceradyne, Inc. (a) (b)	9,065	452,344
Cubic Corp. (a)	5,113	122,405
Curtiss Wright Corp.	7,744	512,653
DRS Technologies, Inc. (a)	13,739	753,859
EDO Corp.	5,132	158,322
Essex Corp. (a) (b)	5,739	126,373
GenCorp, Inc. (a)	17,581	361,290
HEICO Corp. (a)	8,239	261,094
HEICO Corp. (Class A)	371	10,102
Herley Industries, Inc. (a) (b)	4,812	100,475
Hexcel Corp. (a)	29,086	639,019
Ionatron, Inc. (a)	8,248	111,430
K&F Industries Holdings, Inc. (a)	5,316	88,246
Kaman Corp.	7,959	200,248
Moog, Inc. (b)	12,547	445,293
MTC Technologies, Inc. (a) (b)	3,316	92,815
Orbital Sciences Corp. (a) (b)	17,639	279,049
Sequa Corp. (Class A) (b)	2,518	246,260
Teledyne Technologies, Inc. (b)	11,430	406,908
Triumph Group, Inc.	5,638	249,538
United Industrial Corp. (a)	4,197	255,723
World Fuel Services Corp.	10,220	413,297

		8,622,706

Air Freight & Logistics—0.3%
ABX Air, Inc. (a)	19,408	132,168
Dynamex, Inc. (a)	4,083	78,884
EGL, Inc.	12,390	557,550
Forward Air Corp.	11,946	445,466
Hub Group, Inc. (Class A)	6,483	295,495

		1,509,563

Airlines—0.6%
AirTran Holdings, Inc. (a) (b)	29,552	535,187
Alaska Air Group, Inc. (a) (b)	11,965	424,159
Continental Airlines, Inc. (Class B) (a)	28,999	780,073
ExpressJet Holdings, Inc.	15,961	118,750
Frontier Airlines, Inc. (a) (b)	12,420	95,634
Mesa Air Group, Inc. (a)	14,947	170,994
Republic Airways Holdings, Inc. (b)	4,353	64,468
SkyWest, Inc.	20,389	596,786
World Air Holdings, Inc.	8,122	79,758

		2,865,809

Auto Components—0.9%
Aftermarket Technology Corp. (a)	7,198	162,747
American Axle & Manufacturing Holdings, Inc. (a)	13,960	239,135
ArvinMeritor, Inc.	26,037	388,212
Bandag, Inc. (a)	4,766	199,552

Security Description	Shares	Value

Auto Components—(Continued)
Commercial Vehicle Group, Inc. (a) (b)	5,540	$106,423
Cooper Tire & Rubber Co. (a)	21,039	301,699
Drew Industries, Inc. (a) (b)	4,936	175,475
Federal Signal Corp.	17,277	319,625
Keystone Automotive Industries, Inc.	6,973	294,330
LKQ Corp. (a) (b)	13,390	278,646
Midas, Inc.	7,869	172,095
Modine Manufacturing Co. (a)	13,136	387,512
Sauer-Danfoss, Inc.	3,084	70,778
Superior Industries International, Inc. (a)	7,938	153,680
Tenneco Automotive, Inc. (a)	15,670	339,882
Visteon Corp.	41,307	190,012
Wabtec Corp.	16,509	538,193

		4,317,996

Automobiles—0.2%
Monaco Coach Corp. (a) (b)	9,051	121,283
Thor Industries, Inc. (a)	11,946	637,439
Winnebago Industries, Inc. (a)	11,901	361,076

		1,119,798

Beverages—0.2%
Boston Beer, Inc. (b)	4,833	125,706
Coca-Cola Bottling Co.	2,580	118,680
Hansen Natural Corp. (a)	5,086	641,090
Peet’s Coffee & Tea, Inc. (a) (b)	5,683	170,490

		1,055,966

Biotechnology—3.6%
Abgenix, Inc. (a) (b)	31,075	699,188
Albany Molecular Research, Inc.	8,652	87,904
Alexion Pharmaceuticals, Inc. (a)	10,417	368,970
Alkermes, Inc. (a) (b)	32,024	706,129
Amylin Pharmaceuticals, Inc. (a) (b)	37,680	1,844,436
Applera Corp.—Celera Genomics	25,586	299,100
Arena Pharmaceuticals, Inc.	16,001	289,778
Array Biopharma, Inc.	11,092	101,381
Bioenvision, Inc. (a)	11,856	84,533
BioMarin Pharmaceutical, Inc. (b)	24,964	335,017
Cell Genesys, Inc. (a)	14,634	116,779
Cepheid, Inc. (a)	13,763	126,069
Connetics Corp. (a)	11,816	200,045
Cubist Pharmaceuticals, Inc. (a)	19,499	447,892
CuRagen Corp. (a)	15,347	76,888
CV Therapeutics, Inc. (a)	15,971	352,640
Decode Genetics, Inc. (a)	23,851	206,788
Dendreon Corp. (a)	26,010	122,507
Digene Corp. (a) (b)	5,915	231,277
Encysive Pharmaceuticals, Inc. (a) (b)	24,646	120,519
Enzo Biochem, Inc. (a)	10,914	147,339
Enzon Pharmaceuticals, Inc. (a)	15,476	125,356
Exelixis, Inc. (b)	27,242	327,176
Genitope Corp.	11,218	97,597
Genta, Inc.	1	2
Geron Corp. (a)	19,708	163,773

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Human Genome Sciences, Inc. (a) (b)	44,018	$478,476
ICOS Corp. (a) (b)	22,238	490,348
Incyte Corp. (a) (b)	27,378	164,816
InterMune, Inc. (a) (b)	10,030	185,956
ISIS Pharmaceuticals, Inc. (a)	26,008	234,332
Keryx Biopharmaceuticals, Inc. (a) (b)	9,652	184,450
Lexicon Genetics, Inc. (a)	20,699	114,672
Lifecell Corp. (a)	12,585	283,792
Luminex Corp. (a)	7,720	114,719
Martek Biosciences Corp. (b)	12,359	405,746
Maxygen, Inc. (b)	7,779	64,410
Medarex, Inc. (a)	38,541	509,512
Momenta Pharmaceuticals, Inc. (a)	3,016	59,295
Monogram Biosciences, Inc. (a)	40,442	74,413
Myogen, Inc. (b)	8,664	313,897
Myriad Genetics, Inc. (a)	13,728	358,164
Nabi Biopharmaceuticals (a) (b)	19,772	111,514
Neurocrine Biosciences, Inc. (a) (b)	12,908	833,082
Northfield Laboratories, Inc. (a)	8,731	87,310
Nuvelo, Inc. (a) (b)	17,277	307,876
Onyx Pharmaceuticals, Inc. (a) (b)	14,156	371,737
OraSure Technologies, Inc. (a) (b)	13,839	142,542
PRA International	3,841	95,218
Progenics Pharmaceuticals, Inc.	8,091	214,331
Regeneron Pharmaceuticals, Inc. (a)	12,117	201,506
Rigel Pharmaceuticals, Inc. (a) (b)	8,154	93,689
Savient Pharmaceuticals, Inc. (a)	20,981	111,829
Serologicals Corp. (a) (b)	13,979	341,926
Stemcells, Inc. (a)	21,515	77,024
Tanox, Inc. (a)	7,862	152,680
Telik, Inc. (a) (b)	19,117	370,105
United Therapeutics Corp.	7,584	502,668
Vertex Pharmaceuticals, Inc. (a) (b)	37,141	1,358,989
Zymogenetics, Inc. (a)	12,336	266,704

		17,356,811

Building Products—0.9%
American Woodmark Corp. (a)	3,650	129,575
Apogee Enterprises, Inc. (a)	10,965	185,089
Builders Firstsource, Inc.	3,888	88,296
Crane Co.	17,748	727,845
Elk Corp. (a)	6,570	221,738
Griffon Corp. (a)	11,786	292,764
Jacuzzi Brands, Inc. (a)	23,923	235,163
Lennox International, Inc.	19,602	585,316
NCI Building Systems, Inc. (a)	6,863	410,202
Simpson Manufacturing, Inc. (a)	13,456	582,645
Trex Co., Inc. (a) (b)	3,357	106,417
Universal Forest Products, Inc.	5,221	331,481
Watsco, Inc.	7,183	510,352

		4,406,883

Capital Markets—0.1%
Greenhill & Co., Inc. (a)	3,962	261,928
Harris & Harris Group, Inc. (a)	10,316	143,908
optionsXpress Holdings, Inc.	7,020	204,142

		609,978

Security Description	Shares	Value

Chemicals—1.3%
A. Schulman, Inc. (a)	10,504	$259,974
American Vanguard Corp. (a)	3,744	114,379
Arch Chemicals, Inc.	7,821	237,758
Balchem Corp.	3,922	90,481
Calgon Carbon Corp. (a)	11,412	70,184
Cambrex Corp. (a)	9,629	188,151
CF Industries Holdings, Inc.	13,095	222,484
Ferro Corp.	15,010	300,200
Georgia Gulf Corp.	11,035	286,800
H.B. Fuller Co.	10,183	522,795
Hercules, Inc. (a) (b)	39,017	538,435
Innospec, Inc.	3,588	91,960
MacDermid, Inc.	9,830	316,035
Minerals Technologies, Inc. (a)	6,658	388,894
NewMarket Corp. (a)	5,976	284,398
Olin Corp. (a)	24,554	527,174
OM Group, Inc.	8,796	202,308
PolyOne Corp.	28,510	265,713
Rockwood Holdings, Inc.	6,488	149,354
Senomyx, Inc. (a) (b)	7,131	117,376
Spartech Corp.	10,539	252,936
Symyx Technologies, Inc. (b)	10,589	293,739
W.R. Grace & Co. (a) (b)	21,867	290,831
Westlake Chemical Corp. (a)	5,818	201,012
Zoltek Companies, Inc.	4,505	102,984

		6,316,355

Commercial Banks—8.5%
1st Source Corp.	5,831	174,813
Accredited Home Lenders Holding Co. (a)	6,732	344,544
Alabama National Bancorp	5,141	351,644
Amcore Financial, Inc. (a)	8,213	259,695
Americanwest Bancorp	3,389	89,707
Ameris Bancorp	5,673	131,954
Ames National Corp. (a)	2,838	68,907
Anchor Bancorp Wisconsin, Inc. (a)	8,816	267,213
Arrow Financial Corp. (a)	3,518	96,393
Bancfirst Corp.	3,574	155,826
BancorpSouth, Inc.	28,429	682,580
Bank Mutual Corp.	18,775	222,296
Bank of Granite Corp.	5,282	107,066
Bank of the Ozarks, Inc. (a)	4,816	175,784
BankAtlantic Bancorp, Inc. (Class A) (a)	14,201	204,352
BankFinancial Corp. (a)	7,767	123,651
BankUnited Financial Corp. (b)	10,883	294,276
Banner Corp. (a)	3,581	121,754
Berkshire Hill Bancorp, Inc.	2,446	85,463
Boston Private Financial Holdings, Inc.	11,538	389,869
Brookline Bancorp, Inc. (a)	19,909	308,390
Camden National Corp.	3,268	125,491
Capital City Bank Group, Inc. (a)	5,262	187,064
Capital Corp. of the West	3,036	111,482
Capitol Bancorp, Ltd.	5,117	239,220
Cardinal Financial Corp.	7,941	107,442
Cascade Bancorp. (a)	6,290	185,870
Cathay General Bancorp (a) (b)	15,224	573,031

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Centennial Bank Holdings, Inc.	20,017	$234,199
Center Financial Corp. (a)	3,217	77,948
Central Pacific Financial Corp.	10,034	368,448
Chemical Financial Corp. (a)	8,203	265,039
Chittenden Corp.	16,114	466,823
Citizens & Citizens North Corp. (a)	2,812	68,050
Citizens Banking Corp. (a)	15,545	417,383
City Bank (a)	2,666	124,076
City Holdings Co.	6,400	235,456
Coastal Financial Corp. (a)	5,187	71,373
Cobiz, Inc. (a)	4,270	87,962
Columbia Banking Systems, Inc.	6,690	223,847
Community Bank Systems, Inc. (a)	10,287	229,709
Community Bank, Inc. (a)	8,431	239,946
Community Trust Bancorp, Inc.	4,810	163,059
Corus Bankshares, Inc. (a)	7,233	429,930
CVB Financial Corp.	22,684	387,896
Dime Community Bancorp, Inc. (a)	10,912	156,805
Enstar Group, Inc. (a)	1,068	95,842
Enterprise Financial Services Corp. (a)	2,974	81,458
F.N.B. Corp. (a)	18,785	321,224
F.N.B. Corp. (Virginia) (a)	2,623	89,130
Farmers Capital Bank Corp. (a)	2,164	68,426
Fidelity Bankshares, Inc. (a)	9,025	303,511
First Bancorp. (a)	4,498	100,665
First Bancorp. (Puerto Rico)	24,029	296,998
First Busey Corp. (a)	4,770	100,647
First Charter Corp.	9,752	240,874
First Citizens BancShares, Inc.	1,983	382,719
First Commonwealth Financial Corp.	24,741	362,703
First Community Bancorp, Inc.	5,150	296,949
First Community Bancshares, Inc.	3,168	101,313
First Financial Bancorp (a)	11,494	191,260
First Financial Bankshares, Inc. (a)	5,997	229,685
First Financial Corp.	4,482	133,564
First Financial Holdings, Inc. (a)	4,175	132,348
First Indiana Corp.	5,860	163,494
First Merchants Corp. (a)	7,299	193,569
First Midwest Bancorp, Inc.	16,199	592,397
First Niagara Financial Group, Inc.	37,343	547,448
First Place Financial Corp.	5,245	130,076
First Regional Bancorp	928	82,713
First Republic Bank (a)	7,313	276,578
First State Bancorp	4,936	131,100
FirstFed Financial Corp. (a) (b)	6,033	360,834
Flagstar Bancorp, Inc. (a)	14,886	224,779
Flushing Financial Corp.	8,744	152,670
Franklin Bank Corp. (a) (b)	6,748	129,764
Frontier Financial Corp. (a)	8,158	269,540
Glacier Bancorp, Inc.	12,170	377,879
Gold Banc Corp., Inc.	12,586	230,576
Great Southern Bancorp, Inc. (a)	5,384	155,490
Greater Bay Bancorp (a)	17,767	492,857
Greene County Bancshares, Inc.	2,273	66,394
Hancock Holding Co.	9,534	443,522
Hanmi Financial Corp. (a)	13,067	235,990

Security Description	Shares	Value

Commercial Banks—(Continued)
Harbor Florida Bancshares, Inc. (a)	6,820	$258,273
Harleysville National Corp. (a)	9,341	212,414
Heritage Commerce Corp.	4,076	101,900
Horizon Financial Corp. (a)	3,556	90,891
Iberiabank Corp.	4,181	236,519
Independent Bank Corp. (a)	7,554	214,911
Independent Bank Corp. (Massachusetts) (a)	4,782	153,741
Integra Bank Corp.	5,066	115,809
Interchange Financial Services Corp.	7,059	134,121
Investors Bancorp, Inc.	17,402	242,584
iPayment Holdings, Inc. (b)	4,207	180,270
Irwin Financial Corp. (a)	6,221	120,252
ITLA Capital Corp.	1,943	93,691
Kearny Financial Corp. (a)	7,535	103,456
Lakeland Bancorp, Inc. (a)	7,976	124,107
Lakeland Financial Corp.	2,403	112,340
Macatawa Bank Corp. (a)	3,359	127,340
MAF Bancorp, Inc.	11,809	516,880
Main Street Bank, Inc.	5,902	152,744
Mainsource Financial Group, Inc.	3,554	67,171
MB Financial, Inc.	7,154	253,252
MBT Financial Corp. (a)	5,287	88,822
Mercantile Bankcorp	2,340	91,494
Mid-State Bancshares	8,118	238,913
Midwest Banc Holdings, Inc. (a)	6,195	160,698
Nara Bancorp, Inc. (a)	9,629	168,989
National Penn Bancshares, Inc. (a)	16,844	358,440
NBC Capital Corp.	1	23
NBT Bancorp, Inc. (a)	10,769	250,379
Net.Bank, Inc. (a)	16,110	116,636
NewAlliance Bancshares, Inc. (a)	39,521	570,288
Northwest Bancorp, Inc.	6,125	151,655
Oceanfirst Financial Corp.	2,840	69,580
Ocwen Financial Corp. (a)	13,008	132,942
Old National Bancorp (a)	23,710	513,084
Old Second Bancorp, Inc.	4,900	160,867
Omega Financial Corp. (a)	5,833	197,505
Oriental Financial Group, Inc. (a)	6,400	92,480
Pacific Capital Bancorp	15,303	517,854
Park National Corp. (a)	4,574	487,131
Partners Trust Financial Group, Inc. (a)	16,463	196,239
Peapack Gladstone Financial Corp. (a)	2,996	76,728
People’s Bancorp, Inc.	3,541	106,230
PFF Bancorp, Inc. (a)	6,468	218,036
Pinnacle Financial Partners, Inc. (a) (b)	2,538	69,643
Preferred Bank (Los Angeles, CA)	1,590	80,279
Premierwest Bancorp (a)	4,567	84,490
PrivateBancorp, Inc. (a)	6,351	263,503
Prosperity Bancshares, Inc. (a)	6,893	208,238
Provident Bancorp, Inc. (a)	15,103	195,886
Provident Bankshares Corp.	12,031	438,530
Provident Financial Services, Inc.	23,670	428,427
R & G Financial Corp. (Class B) (a)	9,069	114,814
Renasant Corp. (a)	3,265	120,609
Republic Bancorp, Inc. (a)	29,899	359,984
S&T Bancorp, Inc. (a)	10,472	383,066

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-67

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
S.Y. Bancorp, Inc. (a)	4,678	$123,593
Sandy Spring Bancorp, Inc.	5,744	218,215
SCBT Financial Corp.	3,327	116,711
Seacoast Banking Corp. (a)	4,108	119,584
Security Bank Corp. (a)	5,076	128,271
Signature Bank (a) (b)	3,972	129,447
Simmons First National Corp.	4,677	139,188
Sound Federal Bancorp, Inc.	3,887	80,033
Southside Bancshares, Inc. (a)	2,728	55,185
Southwest Bancorp, Inc. (Oklahoma)	6,952	154,612
Sterling Bancorp.	8,328	171,557
Sterling Bancshares, Inc.	17,892	322,951
Sterling Financial Corp. (Pennsylvania)	10,781	235,457
Sterling Financial Corp. (Washington) (a)	11,455	332,195
Suffolk Bancorp (a)	3,640	126,308
Sun Bancorp, Inc. (New Jersey)	3,392	66,144
Susquehanna Bancshares, Inc.	17,213	443,579
SVB Financial Group (a) (b)	11,847	628,483
Texas Regional Bancshares, Inc.	17,071	503,421
The Bancorp, Inc. (a)	3,585	88,012
TierOne Corp.	7,148	242,675
Tompkins Trustco, Inc. (a)	2,952	142,139
TriCo Bancshares (a)	4,816	136,389
TrustCo Bank Corp. (a)	24,286	295,561
Trustmark Corp.	15,840	501,178
UCBH Holdings, Inc. (a)	31,678	599,348
UMB Financial Corp.	5,741	403,190
Umpqua Holdings Corp. (a)	15,476	441,066
Union Bankshares Corp.	3,102	141,792
United Bankshares, Inc.	13,511	517,066
United Community Bank, Inc.	11,809	332,423
United Community Financial Corp. (a)	9,993	121,115
Univest Corp. (a)	3,709	94,431
USB Holding, Inc. (a)	3,609	82,790
Vineyard National Bancorp (a)	2,650	77,645
Virginia Commerce Bancorp, Inc. (a) (b)	2,847	102,350
Virginia Financial Group, Inc.	2,581	103,292
W Holding Co., Inc. (a)	35,463	279,094
Washington Trust Bancorp, Inc. (a)	4,321	121,290
WesBanco, Inc.	7,824	256,705
West Bancorp, Inc. (a)	5,573	110,513
West Coast Bancorp	5,829	162,921
WestAmerica Bancorp (a)	11,650	604,868
Western Sierra Bancorp	3,401	154,201
Wilshire Bancorp, Inc. (a)	4,762	88,526
Wintrust Financial Corp. (a)	8,841	514,281
WSFS Financial Corp.	2,138	134,331
Yardville National Bancorp (a)	2,780	102,304

		41,592,290

Commercial Services & Supplies—4.2%
ABM Industries, Inc.	13,807	264,680
Administaff, Inc.	7,106	386,282
Advance America Cash Advance Centers, Inc. (a)	22,152	318,546
Aleris International, Inc.	11,594	557,324

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
American Ecology Corp. (a)	4,069	$82,926
American Reprographics Co.	4,748	164,708
Arbitron, Inc.	11,686	395,221
Bally Technologies, Inc. (a)	17,576	298,616
Banta Corp.	8,393	436,268
Bowne & Co., Inc. (a)	13,220	220,377
Casella Waste Systems, Inc.	6,512	92,536
CDI Corp.	4,048	116,461
Central Parking Corp. (a)	6,047	96,752
Cenveo, Inc.	18,733	310,593
Clean Harbors, Inc. (a)	6,693	198,581
Cogent, Inc. (a) (b)	9,839	180,447
Coinstar, Inc.	10,718	277,703
Consolidated Graphics, Inc. (a)	3,708	193,261
Convanta Holdings Corp. (a)	37,207	620,241
CoStar Group, Inc. (a)	6,563	340,554
CRA International, Inc. (a) (b)	3,858	190,045
CSG Systems International, Inc. (b)	16,867	392,326
Darling International, Inc.	18,375	85,995
DiamondCluster International, Inc.	9,770	104,539
Duratek, Inc.	7,241	158,578
eFunds Corp. (a)	15,597	403,026
Electro Rent Corp. (a)	5,559	94,503
Ennis Business Forms, Inc.	8,338	162,591
First Advantage Corp (a)	3,161	76,433
FTI Consulting, Inc. (a)	14,750	420,818
G&K Services, Inc.	8,006	340,575
Gevity HR, Inc.	9,435	230,780
Global Cash Access, Inc. (b)	6,002	105,155
Headwaters, Inc. (a) (b)	15,089	600,391
Healthcare Services Group, Inc. (a)	9,604	205,141
Heidrick & Struggles International, Inc. (b)	7,652	277,615
Hudson Highland Group, Inc. (a) (b)	8,850	167,619
InfoUSA, Inc. (a)	9,915	128,697
Intermec, Inc. (a)	16,327	498,137
John H. Harland Co. (a)	9,491	372,996
Kelly Services, Inc. (Class A) (a)	6,631	180,164
Kforce, Inc.	11,332	144,483
Korn/Ferry International, Inc. (b)	12,583	256,567
Labor Ready, Inc. (a)	19,496	466,929
Landauer, Inc. (a)	3,870	194,351
Layne Christensen Co.	3,372	113,029
LECG Corp. (b)	4,356	83,940
McGrath Rentcorp	8,769	263,596
Medis Technologies, Ltd. (a)	4,353	101,555
Mine Safety Appliances Co. (a)	10,995	461,790
Mobile Mini, Inc. (b)	11,370	351,560
Navigant Consulting, Inc. (a) (b)	16,584	354,068
NCO Group, Inc. (b)	10,496	249,280
PHH Corp.	18,910	504,897
PrePaid Legal Services, Inc. (a)	3,127	110,946
Providence Service Corp.	3,195	103,901
Resources Connection, Inc. (a) (b)	17,185	428,078
Rollins, Inc.	10,521	212,945
Schawk, Inc. (a)	6,595	171,536
Sotheby’s Holdings, Inc. (Class A) (a) (b)	15,295	444,167

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Sourcecorp, Inc. (a)	5,056	$121,900
Spherion Corp.	23,740	246,896
StarTek, Inc.	3,490	82,224
Strayer Education, Inc. (a)	4,933	504,449
Tal International Group, Inc.	4,111	99,116
Teletech Holdings, Inc. (a)	12,520	139,097
Tetra Technologies, Inc.	17,868	341,100
The Advisory Board Co. (b)	6,513	363,230
The Geo Group, Inc.	3,388	112,956
The Standard Register Co.	5,767	89,389
United Stationers, Inc.	12,200	647,820
Viad Corp.	7,266	249,078
Volt Information Sciences, Inc.	3,184	97,303
Waste Connections, Inc. (b)	16,002	637,040
Waste Services, Inc. (a)	21,307	67,117
Watson Wyatt & Co. Holdings (a) (b)	14,195	462,473
Wright Express Corp. (b)	13,508	378,899

		20,405,906

Communications Equipment—3.0%
3Com Corp. (b)	132,349	677,627
ADTRAN, Inc.	23,237	608,345
Airspan Networks, Inc. (a)	13,661	92,212
Anaren, Inc. (a) (b)	8,998	175,191
Arris Group, Inc. (a) (b)	35,727	491,604
Atheros Communications	11,480	300,661
Audiovox Corp. (a)	5,944	70,971
Avocent Corp. (b)	17,916	568,654
Bel Fuse, Inc. (Class B) (a)	3,876	135,776
Black Box Corp. (a)	5,584	268,311
Blue Coat Systems, Inc. (a) (b)	3,656	79,481
Brocade Communications Systems, Inc.	87,009	581,220
C-COR.net Corp. (a)	13,999	122,351
CIENA Corp. (a) (b)	196,667	1,024,635
CommScope, Inc. (b)	18,589	530,716
Comtech Telecommunications Corp.	7,443	217,112
Digi International, Inc.	7,205	84,082
Ditech Communications Corp. (a)	9,747	101,856
DSP Group, Inc. (b)	9,744	282,673
Echelon Corp. (a)	9,320	87,981
Emulex Corp. (b)	27,562	471,035
Extreme Networks, Inc.	41,400	207,828
FalconStor Software, Inc. (a)	9,008	85,126
Finisar Corp. (a)	75,250	372,488
Foundry Networks, Inc. (a) (b)	42,189	766,152
Glenayre Technologies, Inc. (a)	22,635	118,834
Harmonic, Inc. (a)	24,790	157,912
Inter-Tel, Inc.	7,313	156,791
Interdigital Commerce Corp. (a)	17,752	435,279
Ixia (a) (b)	14,919	212,745
Kanbay International, Inc. (a) (b)	8,120	123,911
McDATA Corp. (Class A) (a) (b)	49,252	227,544
MRV Communications, Inc. (a)	37,106	152,135
Oplink Communications, Inc. (a) (b)	5,294	91,798
Packeteer, Inc. (b)	10,674	123,818

Security Description	Shares	Value

Communications Equipment—(Continued)
Plantronics, Inc.	16,838	$596,570
Polycom, Inc. (a) (b)	33,601	728,470
Powerwave Technologies, Inc. (a) (b)	36,417	491,265
Redback Networks, Inc. (a) (b)	14,460	313,637
SafeNet, Inc. (a) (b)	8,748	231,647
Sonus Networks, Inc. (a)	80,309	440,093
Spectralink Corp. (a)	5,708	71,635
Sycamore Networks, Inc. (a)	56,314	264,676
Symmetricom, Inc. (a)	18,002	153,917
Tekelec, Inc. (a)	18,063	249,811
Transwitch Corp. (a)	42,586	110,724
UTStarcom, Inc. (a) (b)	32,640	205,306
ViaSat, Inc. (b)	8,138	233,154
Westell Technologies, Inc. (a)	19,082	77,664
Zhone Technologies, Inc. (a)	34,882	93,484

		14,466,908

Computers & Peripherals—1.1%
Advanced Digital Information Corp.	21,975	192,941
Concurrent Computer Corp.	1	3
Dot Hill Systems Corp. (a)	13,944	99,002
Electronics for Imaging, Inc.	18,094	506,089
Gateway, Inc. (a) (b)	82,964	181,691
Hutchinson Technology, Inc. (a)	10,438	314,914
Hypercom Corp.	16,588	154,268
Imation Corp.	12,404	532,256
Intergraph Corp.	10,860	452,428
Komag, Inc. (a)	10,860	516,936
Maxtor Corp. (b)	87,063	832,322
Mobility Electronics, Inc. (a)	8,312	69,239
Palm, Inc. (a)	30,306	701,887
Presstek, Inc. (a)	8,252	98,199
Quantum Corp. (a)	58,375	218,323
Rackable Systems, Inc. (b)	2,588	136,776
Rimage Corp.	3,268	73,791
Stratasys, Inc. (a)	3,679	108,457
Synaptics, Inc.	9,134	200,857

		5,390,379

Construction & Engineering—1.0%
Comfort Systems USA, Inc. (a)	12,729	171,842
Dycom Industries, Inc. (a) (b)	17,175	364,969
EMCOR Group, Inc.	10,614	527,091
Granite Construction, Inc.	11,649	567,073
Infrasource Services, Inc.	4,753	81,799
Insituform Technologies, Inc. (a) (b)	8,726	232,112
MasTec, Inc. (a) (b)	11,985	169,827
Perini Corp. (a)	6,452	195,947
Quanta Services, Inc. (a) (b)	42,734	684,599
Shaw Group, Inc.	27,820	845,728
URS Corp.	14,060	565,915
Washington Group International, Inc. (b)	9,366	537,515

		4,944,417

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction Materials—0.4%
Ameron International Corp. (a)	3,679	$269,413
Eagle Materials, Inc. (a)	16,981	1,082,709
Texas Industries, Inc.	8,457	511,564

		1,863,686

Containers & Packaging—0.5%
Caraustar Industries, Inc. (a)	11,215	115,402
Greif Brothers Corp.	5,003	342,305
Jarden Corp. (a)	23,523	772,731
Longview Fibre Co.	18,248	471,528
Myers Industries, Inc.	8,698	139,081
Rock Tennessee Co.	11,409	171,021
Silgan Holdings, Inc.	7,176	288,260

		2,300,328

Distributors—0.3%
Brightpoint, Inc.	14,496	450,246
Handleman Co. (a)	7,777	74,659
The Andersons, Inc.	2,322	181,650
WESCO International, Inc.	11,763	800,002

		1,506,557

Diversified Consumer Services—0.5%
Bright Horizons Family Solutions, Inc. (a) (b)	9,300	360,189
Corinthian Colleges, Inc. (a) (b)	29,341	422,510
DeVry, Inc. (a) (b)	20,314	462,550
Jackson Hewitt Tax Service, Inc. (a)	12,008	379,213
Regis Corp. (a)	15,984	551,128
Universal Technical Institute, Inc. (a) (b)	6,976	209,978
Vertrue, Inc. (a) (b)	2,518	105,252

		2,490,820

Diversified Financial Services—2.4%
Ace Cash Express, Inc. (a)	5,698	141,823
Advanta Corp. (Class B) (a)	7,251	267,344
Apollo Investment Corp. (a)	21,697	386,424
Ares Capital Corp.	12,924	222,034
ASTA Funding, Inc. (a)	3,146	104,636
Bankrate, Inc. (a)	3,010	131,116
Calamos Asset Management, Inc.	7,563	282,856
Capital Southwest Corp.	913	87,192
Cash America International, Inc. (a)	9,980	299,600
CBIZ, Inc.	20,992	167,936
Charter Municipal Mortgage Acceptance Co. (a)	13,876	281,683
Commercial Capital Bancorp, Inc.	14,476	203,533
CompuCredit Corp. (a)	7,564	278,431
Doral Financial Corp. (a)	27,884	322,060
Encore Capital Group, Inc. (a)	4,106	60,564
Euronet Worldwide, Inc. (a)	11,993	453,695
Federal Agricultural Mortage Corp.	4,977	146,423
Financial Federal Corp. (a)	9,727	285,001
First Cash Financial Services	7,822	156,362
Gamco Investors, Inc.	2,161	86,332
GB&T Bancshares, Inc. (a)	6,632	148,225
GFI Group, Inc. (a) (b)	2,077	107,817

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Gladstone Capital Corp. (a)	3,939	$84,885
Gladstone Investment Corp.	5,257	79,381
Heartland Financial USA, Inc. (a)	3,117	73,561
IntercontinentalExchange, Inc. (a) (b)	7,271	502,063
International Securitiess Exchange, Inc. (a)	3,815	158,895
Investment Technology Group, Inc.	14,322	713,236
KNBT Bancorp.	9,880	161,538
Knight Capital Group, Inc.	37,025	515,758
LaBranche & Co., Inc. (a) (b)	17,128	270,794
MCG Capital Corp. (a)	18,618	262,700
Morningstar, Inc. (a)	2,918	130,639
MortgageIT Holdings, Inc. (a)	7,540	81,658
National Financial Partners Corp. (a)	12,627	713,678
Piper Jaffray Co.	7,865	432,575
Portfolio Recovery Associates, Inc. (a)	5,116	239,582
Sanders Morris Haris Group, Inc.	4,080	65,443
Stifel Financial Corp. (a)	2,560	111,795
SWS Group, Inc.	4,630	121,075
Technology Investment Capital Corp.	4,616	67,117
Texas Capital Bancshares, Inc.	6,970	167,280
The Nasdaq Stock Market, Inc.	17,555	702,902
Waddell & Reed Financial, Inc. (Class A)	26,332	608,269
Walter Industries, Inc. (a)	12,411	826,821
World Acceptance Corp.	6,270	171,798

		11,884,530

Diversified Telecommunication Services—1.1%
Broadwing Corp. (a)	27,848	410,480
Cincinnati Bell, Inc. (b)	77,730	351,340
Commonwealth Telephone Enterprises, Inc. (b)	7,216	248,591
Consolidated Communications Holdings, Inc.	4,976	80,960
CT Communications, Inc.	5,790	78,686
Fairpoint Communications, Inc. (a)	8,550	118,161
General Communication, Inc.	17,909	216,520
Globetel Communications Corp. (a)	23,987	59,728
Golden Telecom, Inc. (a)	6,960	209,148
IDT Corp. (Class B) (a)	18,747	207,529
Intrado, Inc. (a)	7,704	200,150
Iowa Telecommunications Services, Inc. (a)	9,545	182,119
Level 3 Communications, Inc. (a)	279,225	1,446,386
NeuStar, Inc. (Class A) (a) (b)	7,664	237,584
North Pittsburgh Systems, Inc.	5,925	138,290
Premiere Global Services, Inc.	23,180	186,599
RCN Corp. (a)	7,383	191,220
Shenandoah Telecommunications Co. (a)	3,196	143,788
SureWest Communications	6,370	153,644
TALK America Holdings, Inc. (a)	9,103	77,649
Time Warner Telecom, Inc. (a)	16,230	291,329
Valor Communications Group, Inc.	10,013	131,771

		5,361,672

Electric Utilities—1.2%
ALLETE, Inc.	8,140	379,324
Black Hills Corp. (a)	11,578	393,652
Central Vermont Public Service	3,898	82,677
CH Energy Group, Inc. (a)	5,113	245,424

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Cleco Corp.	18,372	$410,247
Duquesne Light Holdings, Inc. (a)	25,718	424,347
El Paso Electric Co. (a)	15,956	303,802
Empire District Electric Co.	9,579	212,845
IDACORP, Inc. (a)	15,650	508,938
ITC Holdings Corp.	4,070	106,838
MGE Energy, Inc.	7,993	265,208
NGP Capital Resources Co. (a)	4,928	67,021
NorthWestern Energy Corp. (b)	13,494	420,203
Ormat Technologies, Inc. (a)	2,629	100,165
Otter Tail Corp. (a)	11,441	328,242
Pike Electric Corp. (a)	4,285	90,028
Sierra Pacific Resources (a) (b)	68,576	947,035
UIL Holdings Corp.	4,716	246,883
Unisource Energy Corp.	11,123	339,252

		5,872,131

Electrical Equipment—1.5%
A.O. Smith Corp.	5,573	294,254
Acuity Brands, Inc.	15,774	630,960
American Superconductor Corp. (a)	12,644	143,509
Baldor Electric Co.	11,435	387,303
Belden CDT, Inc. (a)	15,657	426,340
Brady Corp.	15,144	567,294
C&D Technologies, Inc. (a)	10,301	95,181
Color Kinetics, Inc. (a) (b)	4,601	97,449
Encore Wire Corp. (a)	5,501	186,374
Energy Conversion Devices, Inc. (a)	7,842	385,670
EnerSys (a)	15,059	207,814
Evergreen Solar, Inc. (a)	13,338	205,405
Franklin Electric, Inc. (a)	7,196	393,261
FuelCell Energy, Inc. (a)	14,608	167,554
General Cable Corp. (a) (b)	13,691	415,248
Genlyte Group, Inc.	8,552	582,733
II-VI, Inc. (a) (b)	7,274	131,587
Metrologic Instruments, Inc.	3,747	86,668
Paxar Corp.	10,962	214,526
Plug Power, Inc. (a)	15,604	78,020
Power-One, Inc.	21,131	152,143
Regal Beloit Corp. (a)	8,951	378,359
SunPower Corp. (a)	2,858	109,061
Superior Essex, Inc.	5,734	145,873
Tecumseh Products Co. (Class A) (a)	5,738	140,811
Vicor Corp. (a)	6,862	135,387
Woodward Governor Co.	10,446	347,330

		7,106,114

Electronic Equipment & Instruments—2.2%
Aeroflex, Inc. (b)	25,179	345,708
Analogic Corp.	4,515	298,893
Anixter International, Inc. (b)	11,633	555,825
Applied Films Corp. (a) (b)	5,226	101,541
Artesyn Technologies, Inc. (b)	11,132	121,895
Benchmark Electronics, Inc.	15,438	592,047
Checkpoint Systems, Inc.	13,610	365,837
Coherent, Inc. (b)	10,406	365,355

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
CTS Corp. (a)	11,406	$152,612
Daktronics, Inc.	4,716	172,134
Electro Scientific Industries, Inc. (b)	10,869	240,531
Excel Technology, Inc. (a) (b)	3,926	115,699
Fargo Electronics, Inc.	4,293	72,595
Global Imaging Systems, Inc.	7,763	294,839
Greatbatch, Inc. (a) (b)	7,075	155,013
Identix, Inc.	28,078	223,501
Intermagnetics General Corp. (a) (b)	13,983	350,274
International DisplayWorks, Inc. (a)	16,248	106,424
Intevac, Inc.	5,969	171,788
Itron, Inc. (b)	8,516	509,683
Keithley Instruments, Inc.	3,823	58,721
Kemet Corp. (a) (b)	30,579	289,583
Kopin Corp. (a)	22,880	114,629
Lexar Media, Inc. (a)	28,777	246,907
Littelfuse, Inc. (b)	7,349	250,821
LoJack Corp.	5,656	135,631
LSI Industries, Inc. (a)	6,410	109,226
Measurement Specialties, Inc.	3,555	92,963
Mercury Computer Systems, Inc. (a) (b)	7,510	121,662
Methode Electronics, Inc.	14,807	161,248
MTS Systems Corp.	7,526	314,813
Multi Fineline Electronix, Inc. (a)	2,550	149,150
Newport Corp. (b)	13,731	258,967
OSI Systems, Inc. (a)	6,662	140,768
Park Electrochemical Corp. (a)	8,044	237,298
Photon Dynamics, Inc.	6,134	115,013
Plexus Corp. (b)	16,083	604,238
Rofin-Sinar Technologies, Inc. (b)	5,108	276,496
Rogers Corp.	5,669	308,847
ScanSource, Inc. (a) (b)	5,172	312,441
Taser International, Inc. (a)	19,871	210,434
Technitrol, Inc. (a)	14,270	342,195
ThermoGenesis Corp. (a)	15,030	60,872
TTM Technologies, Inc. (b)	13,244	191,906
Universal Display Corp. (a)	8,227	118,304
Veeco Instruments, Inc. (a)	8,538	199,362
X-Rite, Inc. (a)	6,734	89,428

		10,824,117

Energy Equipment & Services—2.6%
Atwood Oceanics, Inc. (a) (b)	4,416	446,060
Basic Energy Services, Inc. (b)	4,220	125,756
CARBO Ceramics, Inc.	6,497	369,744
Dril-Quip, Inc. (a)	3,442	243,866
Global Industries, Inc. (b)	26,672	386,477
Grey Wolf, Inc. (a) (b)	66,019	491,181
Gulf Islands Fabrication, Inc. (a)	3,421	80,975
Gulfmark Offshore, Inc. (a)	6,358	176,752
Hanover Compressor Co. (a) (b)	31,146	579,939
Helix Energy Solutions Group, Inc. (a) (b)	26,578	1,007,306
Hercules Offshore, Inc. (b)	3,011	102,404
Hornbeck Offshore Services, Inc.	6,254	225,582
Hydril (b)	7,115	554,614
Input/Output, Inc. (a) (b)	29,280	284,309

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Lone Star Technologies, Inc. (b)	10,665	$590,948
Lufkin Industries, Inc.	5,378	298,156
Maverick Tube Corp. (a)	15,505	821,610
Newpark Resources, Inc.	32,711	268,230
NS Group, Inc. (a) (b)	7,243	333,395
Oceaneering International, Inc.	8,585	491,921
Oil States International, Inc. (b)	15,087	555,956
Parker Drilling Co.	31,977	296,427
RPC, Inc.	7,209	164,726
SEACOR Holdings, Inc. (a) (b)	6,596	522,403
Superior Energy Services, Inc. (b)	26,739	716,338
TETRA Technologies, Inc. (b)	11,697	550,227
Todco (Class A) (b)	16,590	653,812
Universal Compression Holdings, Inc. (b)	6,796	344,353
Veritas DGC, Inc. (a)	12,528	568,646
W-H Energy Services, Inc.	10,795	480,270

		12,732,383

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc. (a)	18,712	427,943
Central European Distribution Corp. (a)	6,877	264,421
Flowers Foods, Inc.	19,002	564,359
Great Atlantic & Pacific Tea Co., Inc. (a)	6,118	213,702
Longs Drug Stores Corp.	11,816	546,844
Nash Finch Co. (a)	6,075	181,643
Pantry, Inc. (a)	6,643	414,457
Pathmark Stores, Inc.	22,620	236,605
Performance Food Group Co. (a) (b)	14,573	454,532
Ruddick Corp. (a)	11,747	285,570
Smart & Final, Inc. (b)	5,192	85,097
Spartan Stores, Inc.	7,601	96,913
Terra Industries, Inc. (a)	30,353	213,989
United Natural Foods, Inc. (a) (b)	14,937	522,347
Weis Markets, Inc.	4,891	217,992
Wild Oats Markets, Inc. (a)	10,328	209,968

		4,936,382

Food Products—0.9%
Central Garden & Pet Co. (b)	7,608	404,289
Chiquita Brands International, Inc. (a)	15,323	256,967
Corn Products International, Inc. (a)	26,668	788,573
Delta & Pine Land Co. (a)	13,252	399,680
Gold Kist, Inc.	16,661	210,595
Hain Celestial Group, Inc. (b)	10,793	282,669
J & J Snack Foods Corp.	4,302	144,504
Lance, Inc.	10,266	230,985
Ralcorp Holdings, Inc. (b)	10,606	403,558
Reddy Ice Holdings, Inc. (a)	3,235	71,849
Sanderson Farms, Inc. (a)	6,025	134,960
Seabord Corp. (a)	140	223,160
Sensient Technologies Corp. (a)	17,198	310,424
Tejon Ranch Co. (a)	2,812	137,422
Tootsie Roll Industries, Inc. (a)	8,670	253,757
USANA Health Sciences, Inc. (a)	3,582	149,441

		4,402,833

Security Description	Shares	Value

Gas Utilities—0.7%
Cascade Natural Gas Corp. (a)	4,390	$86,483
Energysouth, Inc. (a)	2,311	73,513
Laclede Group, Inc.	7,405	254,880
New Jersey Resources Corp.	9,103	411,911
Nicor, Inc. (a)	14,678	580,662
Northwest Natural Gas Co. (a)	9,122	323,740
Peoples Energy Corp. (a)	12,510	445,856
Petrohawk Energy Corp.	17,225	235,983
South Jersey Industries, Inc. (a)	9,712	264,846
Southwest Gas Corp.	12,477	348,732
WGL Holdings, Inc.	16,218	493,352

		3,519,958

Health Care Equipment & Supplies—3.4%
Abaxis, Inc. (a)	6,884	156,129
ABIOMED, Inc. (a)	7,543	97,305
Align Technology, Inc. (a)	20,358	186,683
American Medical Systems Holdings, Inc. (a) (b)	24,069	541,553
Arrow International, Inc. (a)	7,257	237,086
ArthroCare Corp. (a) (b)	9,400	449,508
Aspect Medical Systems, Inc. (b)	5,497	150,838
Bio-Rad Laboratories, Inc.	6,561	409,078
Biosite Diagnostics, Inc. (a)	5,516	286,446
Caliper Life Sciences, Inc. (a)	11,063	70,803
Candela Corp.	9,102	196,603
CNS, Inc. (a)	4,796	103,306
Conmed Corp. (a)	10,292	197,092
Conor Medsystems, Inc. (a) (b)	3,130	92,022
Cyberonics, Inc. (a)	6,939	178,818
Datascope Corp.	3,752	148,429
Diagnostic Products Corp. (a)	7,738	368,561
Dionex Corp. (a) (b)	6,793	417,634
DJ Orthopedics, Inc.	7,169	285,039
Encore Medical Corp. (a)	18,840	96,461
ev3, Inc. (a) (b)	5,272	93,367
Foxhollow Technologies, Inc. (a) (b)	4,597	140,438
Haemonetics Corp.	9,698	492,367
HealthTronics, Inc. (b)	11,300	93,451
Hologic, Inc. (b)	14,646	810,656
I Flow Corp. (a)	6,138	81,758
ICU Medical, Inc. (a) (b)	4,620	167,198
Illumina, Inc. (a)	12,356	293,455
Immucor, Inc. (b)	15,128	434,022
Integra LifeSciences Holdings (a) (b)	7,005	287,065
IntraLase Corp. (a)	4,478	103,890
Intuitive Surgical, Inc. (b)	11,968	1,412,224
Invacare Corp.	11,989	372,378
Inverness Medical Innovations, Inc. (a)	6,977	200,449
Iris International, Inc.	5,607	87,637
Kensey Nash Corp. (a)	3,315	94,809
Kyphon, Inc. (a) (b)	11,467	426,572
Laserscope (a)	8,601	203,414
Mentor Corp. (a)	11,228	508,741
Meridian Bioscience, Inc.	5,847	157,752
Merit Medical Systems, Inc. (b)	11,890	142,799
Molecular Devices Corp. (a) (b)	5,790	191,996

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Neurometrix, Inc. (a)	2,119	$82,514
NuVasive, Inc. (a) (b)	7,486	141,111
Palomar Medical Technologies, Inc. (a) (b)	5,660	189,327
Polymedica Corp. (a)	9,490	401,996
Somanetics Corp. (a)	3,514	77,589
SonoSite, Inc. (a) (b)	6,353	258,186
Stereotaxis, Inc. (a)	6,668	84,083
STERIS Corp. (a)	23,487	579,659
SurModics, Inc. (a)	6,054	214,069
Sybron Dental Specialties, Inc. (b)	13,962	575,793
Thoratec Corp. (b)	16,368	315,411
Varian, Inc. (b)	10,830	445,979
Ventana Medical Systems, Inc. (a)	10,493	438,293
Viasys Healthcare, Inc. (a)	10,621	319,480
Vital Signs, Inc.	2,652	145,674
West Pharmaceutical Services, Inc.	11,942	414,626
Wright Medical Group, Inc. (a) (b)	11,673	230,542
Zoll Medical Corp.	5,263	138,627

		16,518,791

Health Care Providers & Services—2.6%
Alderwoods Group, Inc.	13,386	239,609
Amedisys, Inc. (a) (b)	5,310	184,523
America Service Group, Inc. (a)	3,592	46,804
American Retirement Corp.	11,040	282,845
Amicas, Inc. (a)	15,807	74,609
AMN Healthcare Services, Inc. (a)	4,274	80,009
AmSurg Corp. (a) (b)	9,913	224,926
Apria Healthcare Group, Inc. (a) (b)	16,827	386,684
BioScrip, Inc.	12,834	92,533
Centene Corp. (b)	15,935	464,824
Chemed Corp.	8,490	503,797
Computer Programs & Systems, Inc.	2,512	125,600
Cross Country Healthcare, Inc. (a)	11,102	214,935
eResearch Technology, Inc. (a)	16,605	238,946
First Horizon Pharmaceutical (a)	11,808	297,680
Genesis HealthCare Corp. (a)	6,463	283,984
Gentiva Health Services, Inc. (a) (b)	8,301	151,161
Healthspring, Inc. (b)	6,344	118,062
Healthways, Inc. (b)	12,125	617,648
Horizon Health Corp. (b)	3,631	71,894
Kindred Healthcare, Inc. (b)	11,830	297,525
LCA-Vision, Inc. (a)	6,630	332,229
Magellan Health Services, Inc. (a)	10,470	423,721
Matria Healthcare, Inc. (b)	7,881	299,163
MAXIMUS, Inc.	7,015	252,400
Molina Healthcare, Inc. (b)	3,413	114,233
National Healthcare Corp.	2,378	95,310
Odyssey Healthcare, Inc. (a)	11,365	195,592
Option Care, Inc. (a)	9,739	137,709
Owens & Minor, Inc.	15,073	493,942
Parexel International Corp. (a) (b)	8,457	223,603
Pediatrix Medical Group, Inc. (a)	8,536	876,135
Per-Se Technologies, Inc. (a)	12,237	326,238
PSS World Medical, Inc. (a)	23,469	452,717
Psychiatric Solutions, Inc. (b)	18,154	601,442

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Radiation Therapy Services, Inc. (a) (b)	3,764	$96,020
RehabCare Group, Inc. (a) (b)	5,686	107,181
Res-Care, Inc.	9,560	175,713
Stewart Enterprises, Inc.	34,589	197,503
Sunrise Assisted Living, Inc. (a)	11,994	467,406
Symbion, Inc. (b)	5,800	131,370
U.S. Physical Therapy, Inc.	4,137	70,784
United Surgical Partners International, Inc. (a) (b)	16,160	572,226
Ventiv Health, Inc. (b)	11,095	368,576
Vital Images, Inc. (b)	4,292	146,271
WebMD Health Corp. (a) (b)	2,689	111,970
Wellcare Group, Inc. (a)	6,127	278,411

		12,546,463

Hotels, Restaurants & Leisure—2.6%
AFC Enterprises, Inc. (a)	6,656	92,518
Ambassadors Group, Inc.	5,486	139,344
Ameristar Casinos, Inc.	8,422	217,203
Aztar Corp. (a)	12,995	545,660
BJ’s Restaurants, Inc. (b)	5,028	135,756
Bob Evans Farms, Inc.	12,675	376,574
Buffalo Wild Wings, Inc. (a)	3,743	155,634
California Pizza Kitchen, Inc. (a)	7,481	242,758
CEC Entertainment, Inc. (a) (b)	12,863	432,454
Chipolte Mexican Grill, Inc.	2,655	147,060
Churchill Downs, Inc.	2,600	99,632
CKE Restaurants, Inc. (a)	23,101	401,957
Denny’s Corp. (a)	29,921	142,424
Dominos Pizza, Inc.	10,349	295,464
Gaylord Entertainment Co. (b)	14,338	650,658
Great Wolf Resorts, Inc. (b)	7,057	81,791
IHOP Corp.	7,076	339,223
Isle of Capri Casinos, Inc. (a)	5,448	181,309
Jack in the Box, Inc. (a)	13,801	600,344
Krispy Kreme Doughnuts, Inc. (a) (b)	17,552	157,617
Landry’s Restaurants, Inc. (a)	5,380	190,075
Life Time Fitness, Inc.	9,188	430,458
Lodgian, Inc.	8,228	114,287
Lone Star Steakhouse & Saloon, Inc.	7,698	218,777
Luby’s, Inc. (a)	11,850	148,007
Magna Entertainment Corp. (a)	12,790	86,844
Marcus Corp.	6,399	127,660
Monarch Casino & Resort, Inc. (a)	3,152	89,485
MTR Gaming Group, Inc.	8,684	89,445
Multimedia Games, Inc. (a)	10,372	154,335
O’Charleys, Inc.	10,491	193,664
P.F. Chang’s China Bistro, Inc. (a) (b)	8,813	434,393
Papa John’s International, Inc. (a)	8,708	285,709
Pinnacle Entertainment, Inc. (b)	16,399	461,960
Progressive Gaming International Corp.	14,302	136,870
Rare Hospitality International, Inc. (b)	11,393	396,818
Red Robin Gourmet Burgers, Inc. (a) (b)	4,601	217,167
Ruby Tuesday, Inc. (a)	20,181	647,406
Ruth’s Chris Steak House, Inc.	4,126	98,240
Ryan’s Restaurant Group, Inc.	14,640	212,280
Shuffle Master, Inc. (a) (b)	13,355	477,308

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Six Flags, Inc. (a)	36,424	$370,796
Speedway Motorsports, Inc.	5,630	215,122
Sunterra Corp. (b)	6,229	88,950
Texas Roadhouse, Inc. (a)	13,712	234,338
The Steak N Shake Co. (a) (b)	8,968	189,225
Triarc Cos., Inc. (a)	15,033	262,777
Vail Resorts, Inc. (a)	11,935	456,156
WMS Industries, Inc. (a) (b)	6,932	208,653

		12,672,585

Household Durables—1.3%
Bassett Furniture Industries, Inc.	3,669	73,197
Blyth, Inc.	8,456	177,745
Champion Enterprises, Inc. (a)	25,302	378,518
Digital Theater Systems, Inc. (a) (b)	5,471	107,560
Ethan Allen Interiors, Inc. (a)	11,770	494,575
Fleetwood Enterprises, Inc. (a)	23,099	258,016
Furniture Brands International, Inc. (a)	16,624	407,454
Interface, Inc.	15,557	214,842
Kimball International, Inc. (Class B) (a)	7,262	109,220
Knoll, Inc. (b)	3,944	84,086
La-Z-Boy, Inc. (a)	16,845	286,365
Lancaster Colony Corp.	8,557	359,394
M/I Schottenstein Homes, Inc. (a)	4,052	190,444
Mathews International Corp. (a)	11,672	446,571
Maytag Corp. (a)	27,805	593,081
National Presto Industries, Inc. (a)	1,747	85,900
Palm Harbor Homes, Inc. (a)	3,445	73,826
Skyline Corp. (a)	2,168	89,712
Stanley Furniture, Inc.	5,050	147,713
Technical Olympic USA, Inc. (a)	5,446	110,826
The Topps Co., Inc. (a)	9,888	86,718
The Yankee Candle Co., Inc.	15,360	420,403
Tupperware Corp.	18,401	378,877
Universal Electronics, Inc.	7,533	133,334
WCI Communities, Inc. (a) (b)	13,224	367,892

		6,076,269

Household Products—0.1%
Prestige Brands Holdings, Inc. (a)	9,847	119,838
WD-40 Co.	6,572	202,746

		322,584

Industrial Conglomerates—0.1%
Pioneer Companies, Inc. (a)	4,217	128,619
Raven Industries, Inc. (a)	6,403	250,421
Standex International Corp.	3,627	114,831
Tredegar Industries, Inc.	10,102	160,723

		654,594

Insurance—2.2%
21st Century Insurance Group (a)	10,646	168,207
Alfa Corp.	11,623	199,218
American Equity Investment Life (a)	16,135	231,376
American Physicians Capital, Inc.	2,659	127,632

Security Description	Shares	Value

Insurance—(Continued)
Argonaut Group, Inc.	10,151	$360,868
Bristol West Holdings, Inc.	4,982	95,904
Citizens, Inc. (b)	1	5
CNA Surety Corp. (a)	4,378	73,244
Delphi Financial Group, Inc.	9,336	482,018
Direct General Corp. (a)	5,117	87,040
Donega Group, Inc. (a)	2,968	77,435
FBL Financial Group, Inc. (a)	5,878	202,497
FPIC Insurance Group, Inc.	3,519	133,018
Fremont General Corp. (a)	22,507	485,251
Harleysville Group, Inc.	4,300	127,667
HealthExtras, Inc. (b)	7,144	252,183
Hilb, Rogal & Hamilton Co.	10,747	442,991
Horace Mann Educators Corp. (a)	13,954	262,335
Infinity Property & Casualty Corp.	8,320	347,277
KMG America Corp. (b)	7,289	62,394
Landamerica Financial Group, Inc. (a)	6,365	431,865
Midland Co. (a)	4,564	159,649
National Western Life Insurance Co.	717	166,552
Odyssey Re Holdings Corp. (a)	3,992	86,626
Ohio Casualty Corp. (b)	20,908	662,784
Phoenix Cos., Inc.	31,543	514,151
Pico Holdings, Inc. (a)	2,706	89,000
PMA Capital Corp. (a)	10,782	109,761
Presidential Life Corp. (a)	6,818	173,245
ProAssurance Corp. (b)	9,361	486,772
RLI Corp. (a)	8,244	472,381
Safety Insurance Group, Inc. (a)	3,999	182,594
Selective Insurance Group, Inc. (a)	10,056	532,968
State Auto Financial Corp.	6,342	213,789
Stewart Information Services Corp.	5,777	271,981
The Navigators Group, Inc. (b)	3,750	186,000
Tower Group, Inc.	7,764	179,348
U.S.I. Holdings Corp. (a)	14,907	240,450
UICI	12,101	447,616
United Fire & Casualty Co. (a)	5,755	189,340
Universal American Financial Corp. (b)	8,481	130,607
Zenith National Insurance Corp.	8,739	420,608

		10,566,647

Internet & Catalog Retail—0.6%
Blue Nile, Inc. (a) (b)	4,860	171,023
Coldwater Creek, Inc. (a) (b)	18,051	501,818
GSI Commerce, Inc. (a) (b)	14,377	244,409
Insight Enterprises, Inc. (a) (b)	16,452	362,109
Nutri/System, Inc. (a) (b)	9,109	432,860
Overstock.com, Inc. (a)	3,885	115,851
Priceline.com, Inc. (a)	8,672	215,412
School Specialty, Inc. (a)	8,915	307,568
Stamps.com, Inc. (a)	6,134	216,285
The J. Jill Group, Inc.	6,618	158,236
ValueVision Media, Inc.	9,144	116,860

		2,842,431

Internet Software & Services—2.2%
Allscripts Heathcare Solutions, Inc. (a)	13,684	250,554
Altiris, Inc. (b)	9,946	218,911

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Ariba, Inc. (a)	23,240	$227,287
Audible, Inc. (a)	7,941	83,460
Click Commerce, Inc. (a)	2,850	68,229
CMG Information Services, Inc. (a)	172,668	255,549
CNET Networks, Inc. (a) (b)	43,303	615,336
Cybersource Corp. (a) (b)	9,466	105,641
Digital Insight Corp. (b)	13,076	475,966
Digital River, Inc. (a) (b)	11,388	496,631
Digitas, Inc. (b)	33,848	487,411
EarthLink, Inc. (a) (b)	41,991	401,014
eCollege.com, Inc. (a)	8,414	158,520
Equinix, Inc. (a)	5,042	323,797
HomeStore, Inc.	46,751	306,687
Infocrossing, Inc. (a)	7,568	91,194
InfoSpace, Inc. (b)	12,446	347,866
Internet Capital Group, Inc.	12,665	119,304
Interwoven, Inc. (b)	14,801	133,061
iPass, Inc.	19,820	158,758
iVillage, Inc. (b)	15,842	133,231
j2 Global Communications, Inc. (a) (b)	9,165	430,755
Jupitermedia Corp. (b)	9,114	163,870
Marchex, Inc. (a) (b)	6,604	141,986
MatrixOne, Inc. (b)	15,318	109,677
NETGEAR, Inc. (a)	10,411	197,913
NetIQ Corp. (a) (b)	18,957	211,371
NIC, Inc. (a) (b)	10,636	65,199
Online Resources Corp. (b)	7,192	93,496
Openwave Systems, Inc. (a) (b)	30,626	660,909
Opsware, Inc. (a)	26,470	226,848
RealNetworks, Inc.	44,557	367,595
S1 Corp.	21,159	106,641
Sohu.com, Inc.	8,121	216,749
SonicWall, Inc. (a)	15,353	108,853
Stellent, Inc.	9,279	110,049
Trizetto Group, Inc.	13,889	244,308
United Online, Inc. (a)	19,949	256,544
ValueClick, Inc. (a) (b)	29,324	496,162
Vignette Corp.	9,405	138,724
WebEx Communications, Inc. (a)	11,434	384,983
webMethods, Inc. (a)	23,896	201,204
Websense, Inc. (b)	17,000	468,860

		10,861,103

IT Services—1.2%
Acxiom Corp.	31,096	803,521
Agilysys, Inc.	9,974	150,208
Anteon International Corp. (b)	9,932	541,890
BearingPoint, Inc. (a) (b)	63,366	537,977
Ciber, Inc. (a)	16,935	108,045
Covansys Corp.	10,222	175,716
Exponent, Inc.	4,136	130,904
Forrester Research, Inc. (b)	5,604	125,081
IHS, Inc. (a)	4,971	135,957
Integral Systems, Inc.	3,532	95,329
Keane, Inc. (a) (b)	18,071	284,618
Lionbridge Technologies, Inc.	15,341	121,347

Security Description	Shares	Value

IT Services—(Continued)
Mantech International Corp.	5,770	$191,679
MarketAxess Holdings, Inc. (a)	7,823	94,111
MoneyGram International, Inc.	30,170	926,822
Ness Technologies, Inc. (a)	10,051	126,542
Perot Systems Corp. (Class A) (a) (b)	28,389	441,733
Phase Forward, Inc. (a)	7,016	78,158
ProQuest Co. (a) (b)	8,496	181,729
Sapient Corp. (a) (b)	25,464	194,290
SI International, Inc. (b)	3,402	119,580
Sykes Enterprises, Inc.	9,126	129,407
Tyler Technologies, Inc. (a)	13,466	148,126
Viisage Technology, Inc. (a)	4,589	80,350

		5,923,120

Leisure Equipment & Products—0.4%
Arctic Cat, Inc.	5,294	127,374
Build-A-Bear-Workshop, Inc. (a)	5,004	153,373
Callaway Golf Co.	25,755	442,986
JAKKS Pacific, Inc. (a)	8,157	218,118
K2, Inc. (a) (b)	15,520	194,776
Leapfrog Enterprises, Inc. (a)	11,354	120,579
MarineMax, Inc. (a) (b)	6,019	201,757
Nautilus Group, Inc. (a)	10,789	161,296
Oakley, Inc. (a)	8,234	140,143
RC2 Corp. (a) (b)	6,165	245,429
Steinway Musical Instructions, Inc.	2,751	88,637

		2,094,468

Machinery—3.4%
3D Systems Corp. (a)	4,081	87,211
Actuant Corp.	9,699	593,773
AGCO Corp. (a) (b)	31,031	643,583
Albany International Corp. (Class A) (a)	9,539	363,341
American Science & Engineering, Inc. (a) (b)	2,762	257,971
Applied Industrial Technologies, Inc.	10,064	448,854
Astec Industries, Inc. (a)	6,009	215,723
ASV, Inc. (a)	7,026	226,378
Badger Meter, Inc.	1,881	107,179
Barnes Group, Inc. (a)	5,706	231,093
Blount International, Inc.	9,744	156,976
Briggs & Stratton Corp.	18,295	647,094
Bucyrus International, Inc.	11,418	550,233
Cascade Corp.	4,127	218,112
Circor International, Inc.	6,251	182,529
CLARCOR, Inc. (a)	17,418	620,081
Enpro Industries, Inc.	6,808	233,514
ESCO Technologies, Inc. (b)	8,522	431,639
Esterline Technologies Corp.	9,672	413,478
Flowserve Corp. (b)	18,653	1,088,216
Freightcar America, Inc. (a)	2,995	190,482
Gardner Denver, Inc. (a)	9,218	601,014
Gehl Co. (a)	3,366	111,482
Gorman-Rupp Co. (a)	4,175	101,870
H & E Equipment Services, Inc. (b)	4,241	123,498
JLG Industries, Inc.	34,886	1,074,140
Kadant, Inc. (b)	4,243	96,316

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Kaydon Corp.	10,850	$437,906
Kennametal, Inc.	12,617	771,403
Lincoln Electric Holdings, Inc.	12,227	660,136
Lindsay Manufacturing Co. (a)	3,885	105,245
Middleby Corp. (a)	2,244	187,868
Mueller Industries, Inc.	12,475	445,233
NACCO Industries, Inc.	2,067	318,235
Nordson Corp. (a)	9,085	452,978
Robbins & Myers, Inc. (a)	3,590	77,544
Stewart & Stevenson Services, Inc.	9,373	341,927
Tennant Co.	3,300	172,656
The Greenbrier Cos., Inc.	2,545	101,927
The Manitowoc Co., Inc.	10,888	992,441
Titan International, Inc. (a)	4,637	80,035
Trinity Industries, Inc. (a)	13,644	742,097
Valmont Industries, Inc.	5,834	245,261
Wabash National Corp. (a)	11,061	218,455
Watts Industries, Inc.	9,829	357,186

		16,724,313

Marine—0.1%
Kirby Corp.	8,106	552,100
Maritrans, Inc.	4,703	114,894

		666,994

Media—1.6%
4Kids Entertainment, Inc. (a)	4,058	69,757
ADVO, Inc.	12,207	390,624
aQuantive, Inc. (a) (b)	19,757	465,080
Carmike Cinemas, Inc. (a)	4,069	98,185
Catalina Marketing Corp. (a)	16,724	386,324
Charter Communications, Inc. (a)	144,751	157,779
Citadel Broadcasting Corp. (a)	14,362	159,275
Courier Corp. (a)	3,534	156,698
Cox Radio, Inc. (Class A) (b)	12,537	168,247
Cumulus Media, Inc. (a)	18,571	209,109
Emmis Communications Corp. (Class A) (a) (b)	10,202	163,232
Entercom Communications Corp. (a)	11,650	325,268
Entravision Communications Corp. (Class A) (b)	25,008	229,073
Fisher Communications, Inc.	2,146	96,034
Gemstar-TV Guide International, Inc. (a)	79,853	246,746
Gray Television, Inc.	14,290	120,036
Harris Interactive, Inc. (a)	17,526	98,496
Hollinger International, Inc.	18,396	154,158
Journal Communications, Inc.	9,176	113,782
Journal Register Co. (b)	13,471	164,077
LIN TV Corp. (a)	9,565	86,085
LodgeNet Entertainment Corp.	4,834	75,314
Martha Stewart Living Omnimedia, Inc. (a)	7,312	123,280
Media General, Inc. (Class A) (a)	8,060	375,757
Mediacom Communications Corp. (a)	21,028	120,911
Netflix, Inc.	11,957	346,633
Playboy Enterprises, Inc. (Class B) (a)	9,152	129,958
Primedia, Inc. (a) (b)	43,698	90,455
Radio One, Inc. (Class D) (a) (b)	27,058	201,853
Scholastic Corp. (a) (b)	12,825	343,197

Security Description	Shares	Value

Media—(Continued)
Sinclair Broadcast Group, Inc. (a)	14,985	$122,128
Source Interlink Cos., Inc. (a)	10,894	124,192
Spanish Broadcasting Systems, Inc. (a) (b)	11,410	63,097
The Reader’s Digest Association, Inc. (Class A) (a)	33,004	486,809
Thomas Nelson, Inc. (a)	4,129	120,773
TiVo, Inc. (a)	20,917	151,230
Valassis Communications, Inc. (a) (b)	17,716	520,319
World Wrestling Entertainment, Inc.	7,379	124,705

		7,578,676

Metals & Mining—2.7%
A.M. Castle & Co. (a)	3,723	109,829
AK Steel Holding Corp. (a)	37,889	568,335
Alpha Natural Resources, Inc. (a) (b)	9,823	227,304
AMCOL International Corp. (a)	6,834	196,819
Brush Engineered Material, Inc.	6,088	120,238
Carpenter Technology Corp. (a)	8,386	792,645
Century Aluminum Co. (a)	9,357	397,205
Chaparral Steel Co. (b)	8,810	571,945
Cleveland Cliffs, Inc. (a)	7,412	645,733
Coeur D’Alene Mines Corp. (a)	77,483	508,288
Commercial Metals Co.	21,621	1,156,507
Compass Minerals International, Inc. (a)	6,626	165,584
Earl M. Jorgensen, Co.	6,976	105,686
Foundation Coal Holdings, Inc. (a)	7,901	325,047
Gibraltar Industries, Inc.	7,619	224,456
GrafTech International, Ltd. (a)	29,803	181,798
Hecla Mining Co. (a)	38,880	256,997
James River Coal Co. (a)	4,250	144,373
Metal Management, Inc.	7,392	233,957
NN, Inc.	6,070	78,364
Oregon Steel Mills, Inc. (a)	12,218	625,195
Quanex Corp. (a)	9,044	602,602
Reliance Steel & Aluminum Co.	10,484	984,682
Roanoke Electric Steel Corp.	3,819	123,354
Royal Gold, Inc. (a)	7,873	284,924
RTI International Metals, Inc. (a)	8,553	469,132
Ryerson Tull, Inc. (a)	7,775	208,059
Schnitzer Steel Industries, Inc. (a)	7,387	316,533
Steel Dynamics, Inc. (a)	13,508	766,309
Steel Technologies, Inc.	3,366	81,794
Stillwater Mining Co. (a)	12,963	213,371
Titanium Metals Corp. (a)	8,812	427,823
USEC, Inc.	29,883	360,090
Worthington Industries, Inc.	25,829	518,130

		12,993,108

Multi-Utilities—0.2%
Aquila, Inc. (a) (b)	127,747	509,711
Avista Corp. (a)	16,123	332,940

		842,651

Multiline Retail—0.4%
99 Cents Only Stores (a) (b)	15,777	213,936
Big Lots, Inc. (a) (b)	39,555	552,188

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Burlington Coat Factory Warehouse Corp.	6,057	$275,291
Fred’s, Inc. (a)	13,765	182,524
Retail Ventures, Inc. (a) (b)	5,647	82,785
Stein Mart, Inc. (a)	9,522	165,873
Tuesday Morning Corp. (a)	11,348	262,025

		1,734,622

Mutual Funds—1.1%
iShares Russell 2000 Index Fund (a)	71,500	5,434,000

Office Electronics—0.1%
IKON Office Solutions, Inc.	37,318	531,782

Oil, Gas & Consumable Fuels—3.1%
Alon USA Energy, Inc.	3,353	82,551
Atlas America, Inc.	7,192	343,850
ATP Oil & Gas Corp. (b)	5,899	259,025
Berry Petroleum Co.	5,627	385,168
Bill Barrett Corp. (a) (b)	4,375	142,581
Brigham Exploration Co. (a)	7,247	63,484
Bristow Group, Inc.	9,886	305,477
Cabot Oil & Gas Corp.	16,363	784,279
Callon Petroleum Co.	4,125	86,708
Carrizo Oil & Gas, Inc. (a)	6,126	159,215
Cheniere Energy, Inc. (a)	17,055	691,921
Cimarex Energy Co. (a)	27,863	1,205,353
Comstock Resources, Inc. (a) (b)	15,563	462,065
Crosstex Energy, Inc.	2,013	155,907
Delta Petroleum Corp. (a)	12,281	258,147
Edge Petroleum Corp.	5,435	135,766
Encore Aquisition Co. (a)	17,020	527,620
Energy Partners, Ltd. (a) (b)	10,760	253,721
EXCO Resources, Inc. (b)	16,880	211,506
Frontier Oil Corp. (a)	19,581	1,162,132
Gasco Energy, Inc. (a)	21,137	118,367
Giant Industries, Inc. (a)	4,579	318,424
Goodrich Peteroleum Corp. (a) (b)	3,368	90,936
Harvest Natural Resources, Inc. (a)	12,513	121,626
Holly Corp. (a)	7,971	590,811
Houston Exploration Co.	10,315	543,601
KCS Energy, Inc. (a)	16,452	427,752
McMoran Exploration Co. (a)	8,378	149,464
Meridian Resource Corp. (a)	28,080	113,724
Parallel Petroleum Corp.	14,228	262,507
Penn Virginia Corp.	6,863	487,273
Petroleum Development Corp. (a) (b)	5,229	237,187
PetroQuest Energy, Inc.	13,340	134,601
Pioneer Drilling Co. (b)	6,451	105,990
Remington Oil & Gas Corp. (b)	7,805	337,332
Resource America, Inc.	5,263	104,839
Rosetta Resources, Inc.	17,068	306,541
St. Mary Land & Exploration Co. (a)	19,080	779,036
Stone Energy Corp. (a) (b)	8,136	359,042
Swift Energy Co. (b)	10,119	379,058
Syntroleum Corp. (a)	12,692	104,963
Toreador Resources Corp. (a)	6,866	213,601

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
TransMontaigne, Inc.	11,923	$116,965
W&T Offshore, Inc. (a)	4,296	173,172
Warren Resources, Inc. (a)	9,536	142,086
Western Refining, Inc.	7,604	164,398
Whiting Petroleum Corp. (a)	11,960	490,240
Williams Clayton Energy, Inc. (a)	1,786	73,083

		15,123,095

Paper & Forest Products—0.4%
Bowater, Inc. (a)	19,305	571,042
Buckeye Technologies, Inc. (a)	8,960	81,088
Chesapeake Corp.	6,265	86,958
Deltic Timber Corp. (a)	3,743	226,826
Glatfelter	14,400	263,952
Mercer International, Inc. (a)	9,628	89,637
Neenah Paper, Inc. (a)	4,857	159,067
Wausau-Mosinee Paper Corp. (a)	14,665	207,803

		1,686,373

Personal Products—0.4%
Chattem, Inc. (a)	7,156	269,423
Elizabeth Arden, Inc.	8,835	206,032
Mannatech, Inc. (a)	4,832	83,980
NBTY, Inc. (a) (b)	19,829	446,549
NU Skin Enterprises, Inc.	21,921	384,275
Parlux Fragrances, Inc. (a) (b)	2,456	79,206
Playtex Products, Inc.	15,273	159,908
Revlon, Inc. (a)	47,536	150,214
Water Pik Technologies, Inc.	5,883	163,018

		1,942,605

Pharmaceuticals—1.6%
Acadia Pharmaceuticals, Inc.	6,317	100,946
Adams Respiratory Therapeutics, Inc. (b)	2,527	100,499
Adolor Corp.	15,450	367,710
Alpharma, Inc.	13,761	369,070
Andrx Corp. (b)	25,499	605,346
Ariad Pharmaceuticals, Inc. (a)	21,812	143,523
AtheroGenics, Inc. (a) (b)	12,957	211,458
Avanir Pharmaceuticals	13,167	192,494
Bentley Pharmaceuticals, Inc. (a)	6,371	83,779
Discovery Laboratories, Inc. (a)	22,203	162,748
DOV Pharmaceutical, Inc. (a) (b)	7,754	123,909
Durect Corp., Inc.	11,442	72,771
Idenix Pharmaceuticals, Inc. (a) (b)	4,298	58,324
Inspire Pharmaceutical, Inc. (a)	15,703	82,127
K-V Pharmaceutical Co. (Class A) (a)	12,272	296,001
MannKind Corp. (a) (b)	8,062	164,787
Medicis Pharmaceutical Corp. (Class A) (a)	18,877	615,390
MGI Pharma, Inc.	25,788	451,290
Nastech Pharmaceutical, Inc. (a)	6,222	111,996
Nektar Therapeutics	29,517	601,556
New River Pharmaceuticals, Inc.	4,292	142,537
Noven Pharmaceuticals, Inc. (a) (b)	11,212	201,928
NPS Pharmaceuticals, Inc. (a)	16,459	140,560

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Pain Therapeutics, Inc. (a)	10,553	$114,711
Palatin Technologies, Inc.	1	3
Par Pharmaceutical Companies, Inc. (a) (b)	12,917	364,001
Penwest Pharmaceuticals Co. (a) (b)	9,561	207,378
Perrigo Co. (a)	31,695	516,945
Pharmion Corp. (a) (b)	8,108	146,106
Pozen, Inc. (a)	8,412	140,480
Renovis, Inc. (a)	8,182	174,440
Salix Pharmaceuticals, Ltd. (a) (b)	17,032	281,198
SFBC International, Inc. (a) (b)	6,279	153,082
Supergen, Inc. (a)	17,685	100,451
The Medicines Co. (a) (b)	16,504	339,487
Trimeris, Inc. (a) (b)	4,867	65,753

		8,004,784

Real Estate—6.7%
Aames Investment Corp. (REIT) (a)	16,861	95,770
Acadia Realty Trust (REIT)	11,009	259,262
Affordable Residential Communities, Inc. (REIT) (a)	8,033	84,347
Agree Realty Corp. (REIT) (a)	2,629	84,391
Alexander’s, Inc. (REIT) (a)	712	205,768
Alexandria Real Estate Equities, Inc. (REIT)	7,762	739,951
American Campus Communities, Inc. (REIT) (a)	5,731	148,490
American Home Mortgage Investment Corp. (REIT) (a)	14,561	454,449
Anthracite Capital, Inc. (REIT)	17,065	187,374
Anworth Mortgage Asset Corp. (REIT)	18,814	147,878
Arbor Realty Trust, Inc. (REIT)	4,285	115,652
Ashford Hospitality Trust, Inc. (REIT) (a)	16,130	200,012
Avatar Holding, Inc. (a)	2,006	122,366
Bedford Property Investors, Inc. (REIT)	4,713	126,921
BioMed Realty Trust, Inc. (REIT)	15,510	459,716
Bluegreen Corp. (a)	9,075	119,972
Boykin Lodging Co. (REIT) (a)	6,002	67,763
Brandywine Realty Trust (REIT) (a)	29,992	952,546
Brookdale Senior Living, Inc. (a) (b)	3,634	137,184
Brookfield Homes Corp. (a)	5,206	269,983
California Coastal Communities, Inc. (a)	2,667	98,946
Capital Lease Funding, Inc. (REIT) (a)	7,524	83,441
Capital Trust, Inc. (REIT) (a)	4,803	149,469
Cedar Shopping Centers, Inc. (REIT) (a)	9,345	148,025
Colonial Properties Trust (REIT)	15,443	774,158
Columbia Equity Trust, Inc. (a)	5,014	88,146
Commercial Net Lease Realty (REIT)	18,295	426,274
Consolidated Tomoka Land Co.	2,042	126,869
Corporate Office Properties Trust (REIT) (a)	10,762	492,254
Correctional Properties Trust (REIT) (a)	3,708	92,885
Corrections Corp. of America	14,622	660,914
Cousins Properties, Inc. (REIT) (a)	14,833	495,867
Deerfield Triarc Capital Corp.	7,937	107,070
Diamondrock Hospitality Co. (a)	8,350	115,314
Digital Reality Trust, Inc. (REIT)	4,031	113,553
EastGroup Properties, Inc. (REIT)	7,662	363,485
Education Realty Trust, Inc. (REIT) (a)	9,565	146,345
Entertainment Properties Trust (REIT)	9,373	393,479
Equity Inns, Inc. (REIT) (a)	18,940	306,828

Security Description	Shares	Value

Real Estate—(Continued)
Equity Lifestyle Properties, Inc. (REIT)	6,932	$344,867
Equity One, Inc. (REIT)	12,479	306,484
Extra Space Storage, Inc. (REIT) (a)	18,196	312,789
FelCor Lodging Trust, Inc. (REIT)	18,657	393,663
Fieldstone Investment Corp. (REIT) (a)	16,134	190,381
First Acceptance Corp.	6,515	86,650
First Industrial Realty Trust, Inc. (REIT) (a)	14,343	612,303
First Potomac Realty Trust (REIT)	6,710	189,558
Getty Realty Corp. (REIT)	6,406	186,415
Glenborough Realty Trust, Inc. (REIT)	10,576	230,028
Glimcher Realty Trust (REIT) (a)	12,905	366,502
GMH Communities Trust (REIT)	13,528	157,466
Gramercy Capital Corp. (REIT)	7,178	178,948
Heritage Property Investment Trust, Inc. (REIT) (a)	9,607	380,341
Highland Hospitality Corp. (REIT) (a)	15,896	202,038
Highwoods Properties, Inc. (REIT) (a)	19,886	670,755
Home Properties of New York, Inc. (REIT)	10,639	543,653
HomeBanc Corp. (REIT) (a)	18,606	163,547
IMPAC Mortage Holdings, Inc. (REIT) (a)	24,160	232,902
Inland Real Estate Corp. (REIT) (a)	21,831	356,064
Innkeepers USA Trust (REIT)	14,497	245,724
Investors Real Estate Trust (REIT) (a)	17,823	170,031
JER Investors Trust, Inc.	3,883	64,535
Jones Lang LaSalle, Inc. (b)	12,343	944,733
Kilroy Realty Corp. (REIT)	10,144	783,725
Kite Realty Group Trust (REIT)	9,572	152,673
LaSalle Hotel Properties (REIT)	10,950	448,950
Levitt Corp. (Class A) (a) (b)	5,017	110,575
Lexington Corporate Properties Trust (REIT)	17,179	358,182
LTC Properties, Inc. (REIT)	10,133	235,694
Luminent Mortgage Capital, Inc. (REIT)	11,837	95,998
Maguire Properties, Inc. (REIT)	12,924	471,726
MeriStar Hospitality Corp. (REIT)	34,176	354,747
MFA Mortgage Investment, Inc. (REIT)	29,829	189,414
Mid-America Apartment Communities, Inc. (REIT)	6,376	349,086
National Health Investors, Inc. (REIT)	8,588	218,135
Nationwide Health Properties, Inc. (REIT) (a)	25,089	539,414
Newcastle Investment Corp. (REIT)	16,840	402,813
Newkirk Realty Trust, Inc. (a) (REIT)	5,476	99,061
NorthStar Realty Finance Corp. (REIT) (a)	10,214	111,843
Novastar Financial, Inc. (REIT) (a)	10,990	367,506
Omega Healthcare Investors, Inc. (REIT)	19,318	270,838
Parkway Properties, Inc. (REIT) (a)	4,727	206,475
Pennsylvania Real Estate Investment Trust (REIT) (a)	12,648	556,512
Post Properties, Inc. (REIT)	14,108	627,806
Potlatch Corp. (a) (REIT)	13,407	574,356
PS Business Parks, Inc. (REIT)	6,192	346,257
RAIT Investment Trust (REIT)	9,571	270,285
Ramco-Gershenson Property Trust (REIT) (a)	4,666	141,240
Redwood Trust, Inc. (REIT) (a)	7,551	327,109
Saul Centers, Inc. (REIT)	3,616	158,779
Saxon Capital, Inc. (REIT)	17,480	182,491
Senior Housing Properties Trust (REIT)	22,943	415,268
Sizeler Property Investments, Inc. (REIT)	6,314	93,195
Sovran Self Storage, Inc. (REIT)	6,174	340,805
Spirit Finance Corp. (REIT)	27,992	341,502

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—(Continued)
Strategic Hotel Capital, Inc. (REIT)	22,062	$513,603
Sun Communities, Inc. (REIT)	6,120	216,342
Sunstone Hotel Investors, Inc. (REIT)	12,770	369,947
Tanger Factory Outlet Centers, Inc. (REIT)	10,384	357,313
Tarragon Corp. (a)	6,814	135,599
Taubman Centers, Inc. (REIT)	17,490	728,808
The Town & Country Trust (REIT) (a)	5,764	233,961
Trammell Crow Co.	13,351	476,097
Trustreet Properties, Inc. (REIT)	23,190	352,256
U-Store-It Trust (REIT)	14,075	283,611
Universal Health Realty Income Trust, Inc. (REIT) (a)	5,436	198,577
Urstadt Biddle Properties, Inc. (REIT) (a)	6,696	120,528
Washington Real Estate Investment Trust (REIT) (a)	15,625	567,500
Williams Scotsman International, Inc. (a)	5,073	127,079
Winston Hotels, Inc. (REIT) (a)	7,812	88,822

		32,605,997

Road & Rail—1.2%
AMERCO	4,098	405,579
Arkansas Best Corp. (a)	8,714	340,892
Dollar Thrifty Automotive Group, Inc. (b)	8,318	377,637
Florida East Coast Indiana, Inc. (a)	11,922	642,596
GATX Corp.	15,791	652,010
Genesee & Wyoming, Inc. (b)	13,674	419,518
Heartland Express, Inc.	17,744	386,642
Kansas City Southern Industries, Inc. (a)	26,993	666,727
Knight Transportation, Inc. (a)	19,575	386,606
Marten Transport, Ltd. (b)	4,728	85,530
Old Dominion Freight Line, Inc. (b)	9,838	265,134
Pacer International, Inc.	14,368	469,546
RailAmerica, Inc. (b)	12,004	127,963
SCS Transportation, Inc.	4,969	144,648
Werner Enterprises, Inc. (a)	17,606	323,422

		5,694,450

Semiconductors & Semiconductor Equipment—4.9%
Actel Corp. (a) (b)	8,453	134,741
Adaptec, Inc. (a)	38,048	210,405
ADE Corp. (a) (b)	3,170	97,065
Advanced Energy Industries, Inc. (a) (b)	10,550	149,072
AMIS Holdings, Inc. (a) (b)	14,418	130,627
Amkor Technology, Inc. (a)	33,013	285,232
Applied Micro Circuits Corp. (a) (b)	100,216	407,879
Asyst Technologies, Inc.	16,323	169,922
Atmel Corp. (a) (b)	144,923	684,037
ATMI, Inc. (a) (b)	14,262	430,712
Axcelis Technologies, Inc. (a) (b)	34,912	204,584
Brooks Automation, Inc. (a) (b)	25,649	365,242
Cabot Microelectronics Corp. (a) (b)	7,983	296,169
Cirrus Logic, Inc.	34,721	294,434
Cognex Corp.	13,827	409,832
Cohu, Inc. (a)	6,914	146,715
Conexant Systems, Inc.	153,507	529,599
Credence Systems Corp. (a) (b)	30,021	220,354
Cymer, Inc. (b)	12,096	549,642

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cypress Semiconductor Corp. (a) (b)	46,130	$781,904
Diodes, Inc. (a) (b)	5,726	237,629
Emcore Corp. (a)	11,756	120,146
Entegris, Inc. (b)	44,216	470,458
Exar Corp. (b)	14,200	202,776
Fairchild Semiconductor International, Inc. (a) (b)	42,228	805,288
FEI Co. (a)	7,395	146,791
FormFactor, Inc. (b)	12,763	501,841
Genesis Microchip, Inc. (a)	12,064	205,571
Integrated Device Technology, Inc. (a) (b)	66,828	993,064
Integrated Silicon Solution, Inc. (a) (b)	12,062	80,092
IXYS Corp.	6,862	63,268
Kulicke & Soffa Industries, Inc.	17,667	168,543
Lattice Semiconductor Corp. (b)	35,882	238,974
LTX Corp. (a) (b)	20,347	109,874
Mattson Technology, Inc. (b)	13,025	156,300
Micrel, Inc. (a) (b)	21,960	325,447
Microsemi Corp.	22,344	650,434
Microtune, Inc. (a) (b)	16,160	84,355
MIPS Technologies, Inc.	13,635	101,717
MKS Instruments, Inc.	10,424	244,234
Monolithic Power Systems	6,010	112,026
MPS Group, Inc. (b)	36,087	552,131
Netlogic Microsystems, Inc. (a) (b)	3,618	149,098
OmniVision Technologies, Inc. (a) (b)	18,388	555,318
ON Semiconductor Corp. (a) (b)	60,725	440,864
PDF Solutions, Inc.	9,005	170,375
Pericom Semiconductor Corp. (a) (b)	6,962	68,645
Photronics, Inc. (b)	12,688	238,027
Pixelworks, Inc.	13,479	66,991
PLX Technology, Inc. (a)	8,321	104,429
PMC-Sierra, Inc. (a) (b)	62,134	763,627
PortalPlayer, Inc. (a) (b)	5,102	113,417
Power Integrations, Inc. (a) (b)	11,827	293,073
Rambus, Inc.	34,136	1,342,910
RF Micro Devices, Inc. (a) (b)	60,946	527,183
Rudolph Technologies, Inc. (b)	8,414	143,459
Semitool, Inc.	6,590	74,928
Semtech Corp. (a) (b)	27,415	490,454
Sigmatel, Inc. (a)	11,630	101,646
Silicon Image, Inc.	27,633	284,896
Silicon Laboratories, Inc. (b)	15,406	846,560
Silicon Storage Technology, Inc. (a) (b)	28,215	123,582
SiRF Technology Holdings, Inc. (a)	13,264	469,678
Skyworks Solutions, Inc. (a) (b)	53,229	361,425
Spansion, Inc. (Class A) (b)	14,253	210,944
Standard Microsystems Corp.	7,078	183,886
Supertex, Inc. (a)	3,144	118,277
Tessera Technologies, Inc. (a) (b)	16,290	522,583
Trident Microsystems, Inc. (a) (b)	18,824	547,025
TriQuint Semiconductor, Inc. (a) (b)	47,255	232,495
Ultratech Stepper, Inc. (a)	7,164	175,375
Varian Semiconductor Equipment, Inc. (a) (b)	19,224	539,810
Vitesse Semiconductor Corp. (a)	72,887	260,935
Volterra Semiconductor Corp. (a) (b)	5,501	105,014
Zoran Corp. (b)	14,401	315,094

		24,011,149

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—3.3%
Advent Software, Inc. (b)	7,677	$218,180
Agile Software Corp. (a) (b)	16,292	124,308
Ansoft Corp. (a)	2,320	96,721
ANSYS, Inc. (a)	10,936	592,184
Aspen Technology, Inc. (a)	15,202	192,305
Blackbaud, Inc.	3,725	78,933
Blackboard, Inc.	6,033	171,398
Borland Software Corp. (a) (b)	30,430	164,322
Bottomline Technologies, Inc. (a) (b)	4,425	60,755
Concur Technologies, Inc. (a)	12,754	236,332
Dendrite International, Inc.	13,945	190,349
Eclipsys Corp.	13,688	323,174
Emageon, Inc. (a)	5,185	88,093
Entrust, Inc. (a) (b)	19,762	88,929
Epicor Software Corp. (a) (b)	17,286	232,151
EPIQ System, Inc. (a)	4,544	86,336
FactSet Research Systems, Inc. (a)	12,787	567,103
FileNET Corp. (a) (b)	13,639	368,526
Gartner, Inc. (Class A) (a) (b)	21,483	299,688
Informatica Corp. (a) (b)	30,066	467,526
Internet Security Systems, Inc.	15,185	364,136
Intervoice, Inc. (a) (b)	11,469	98,748
Jack Henry & Associates, Inc.	25,119	574,472
JDA Software Group, Inc. (a)	9,424	136,083
KFX, Inc. (a)	23,991	436,636
Kronos, Inc. (a)	10,723	400,933
Lawson Software, Inc. (a)	26,657	204,459
Macrovision Corp. (a) (b)	17,819	394,691
Magma Design Automation, Inc.	11,783	101,923
Manhattan Associates, Inc.	9,679	212,938
MapInfo Corp.	6,753	94,677
Mentor Graphics Corp. (b)	27,351	302,229
Merge Technologies, Inc.	6,036	96,395
MICROS Systems, Inc. (a) (b)	13,491	621,530
MicroStrategy, Inc.	5,300	558,037
MRO Software, Inc. (b)	6,430	102,623
Nuance Communications, Inc. (a)	45,245	534,343
Open Solutions, Inc. (a) (b)	6,470	176,696
Parametric Technology Corp.	36,000	587,880
Progress Software Corp. (b)	13,295	386,752
Quality Systems, Inc. (a)	6,110	202,241
Quest Software, Inc. (a) (b)	20,843	348,078
Radiant Systems, Inc. (b)	7,742	104,672
RadiSys Corp. (a)	9,234	183,295
RSA Security, Inc. (a) (b)	26,867	481,994
Saflink Corp.	1	1
SeaChange International, Inc. (a)	7,904	61,414
Secure Computing Corp. (a)	15,870	183,140
Sonic Solutions (a) (b)	7,967	144,282
SPSS, Inc.	6,730	213,072
TALX Corp.	10,098	287,591
The Ultimate Software Group, Inc. (b)	7,564	195,529
THQ, Inc. (a) (b)	20,838	539,496
TIBCO Software, Inc. (b)	74,412	622,084
TradeStation Group, Inc. (a)	7,150	98,813
Transaction Systems Architects, Inc. (Class A) (b)	13,394	418,027
Vasco Data Security International, Inc. (a)	8,104	66,291

Security Description	Shares	Value

Software—(Continued)
Verifone Holdings, Inc.	8,244	$249,711
Verint Systems, Inc.	5,380	190,291
Wind River Systems, Inc. (a) (b)	24,645	306,830
Witness Systems, Inc.	11,231	285,267

		16,215,613

Specialty Retail—3.3%
A.C. Moore Arts & Crafts, Inc. (a) (b)	4,205	77,372
Aaron Rents, Inc. (Class B)	12,801	347,803
Aeropostale, Inc. (b)	20,740	625,518
Asbury Automotive Group, Inc.	3,985	78,584
Big 5 Sporting Goods Corp.	6,591	129,052
Blockbuster, Inc. (a)	61,306	243,385
Buckle, Inc.	3,295	134,930
Building Materials Holdings Corp. (a)	10,850	386,694
Cabelas, Inc. (a)	10,048	206,185
Cache, Inc. (a)	4,177	76,606
Casual Male Retail Group, Inc. (a)	10,145	98,812
Cato Corp.	12,983	309,774
Charlotte Russe Holding, Inc. (b)	7,708	164,951
Charming Shoppes, Inc. (a)	40,240	598,369
Christopher & Banks Corp. (a)	11,991	278,311
Cost Plus, Inc. (a) (b)	7,641	130,661
CSK Auto Corp. (a)	14,942	207,246
Dress Barn, Inc. (a)	8,168	391,656
DSW, Inc. (a)	3,628	113,629
GameStop Corp. (Class A) (b)	18,872	889,626
Genesco, Inc. (a)	8,778	341,376
Group 1 Automotive, Inc. (b)	7,642	363,301
Guitar Center, Inc. (b)	8,639	412,080
Haverty Furniture Cos., Inc.	10,024	143,844
Hibbett Sporting Goods, Inc. (b)	13,482	444,771
Hot Topic, Inc. (a) (b)	18,608	269,816
Jo Ann Stores, Inc. (a)	6,543	88,069
JoS. A. Bank Clothiers, Inc. (a)	5,486	263,054
Lithia Motors, Inc. (a)	6,487	225,099
Monro Muffler Brake, Inc. (a)	4,966	184,437
Pacific Sunwear of California, Inc. (b)	26,586	589,146
Payless Shoesource, Inc. (a) (b)	22,806	522,029
Pep Boys-Manny Moe & Jack (a)	18,411	278,190
PETCO Animal Supplies, Inc. (a)	20,178	475,595
Pier 1 Imports, Inc. (a)	27,800	322,758
Rush Enterprises, Inc.	6,903	121,355
Select Comfort Corp. (a)	12,605	498,528
Sonic Automotive, Inc.	9,745	270,521
Stage Stores, Inc.	9,046	269,119
The Children’s Place Retail Stores, Inc. (a) (b)	8,051	466,153
The Finish Line, Inc. (Class A)	13,612	223,917
The Gymboree Corp. (a) (b)	11,085	288,653
The Sports Authority, Inc. (a) (b)	10,196	376,232
The Talbots, Inc.	7,453	200,262
Too, Inc.	12,243	420,547
Tractor Supply Co. (a) (b)	11,010	730,403
United Auto Group, Inc.	10,188	438,084
United Rentals, Inc. (a) (b)	23,221	801,125

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Wet Seal, Inc.	22,629	$150,483
Zale Corp.	18,118	507,848

		16,175,959

Textiles, Apparel & Luxury Goods—1.1%
Brown Shoe Co., Inc.	6,358	333,668
Carter’s, Inc. (a) (b)	6,924	467,301
Cherokee, Inc.	2,327	93,708
Deckers Outdoor Corp.	4,895	198,443
Ellis Perry International, Inc. (a)	3,213	72,710
Fossil, Inc. (a) (b)	15,664	291,037
Guess?, Inc. (a) (b)	6,927	270,915
Hartmarx Corp.	7,913	70,505
K-Swiss, Inc.	9,537	287,445
Kellwood Co. (a)	9,059	284,362
Kenneth Cole Productions, Inc. (a)	2,769	76,701
Movado Group, Inc.	6,074	140,188
Oxford Industries, Inc. (a)	5,594	286,021
Phillips-Van Heusen Corp.	12,223	467,041
Russell Corp. (a)	13,512	186,466
Skechers U. S. A., Inc.	8,151	203,204
Steven Madden, Ltd.	4,601	163,336
Stride Rite Corp. (a)	13,783	199,578
The Warnaco Group, Inc. (a) (b)	17,294	415,056
Under Armour, Inc. (a) (b)	3,766	122,018
UniFirst Corp.	3,018	100,258
Wolverine World Wide, Inc.	19,941	441,294

		5,171,255

Thrifts & Mortgage Finance—0.0%
Triad Guaranty, Inc. (b)	3,014	141,357

Tobacco—0.2%
Alliance One International, Inc. (a)	28,481	138,418
Schweitzer-Mauduit International, Inc. (a)	5,245	125,880
Universal Corp.	8,916	327,841
Vector Group, Ltd. (a)	11,506	219,304

		811,443

Trading Companies & Distributors—0.2%
Beacon Roofing Supply, Inc. (a) (b)	6,307	256,316
Interline Brands, Inc. (b)	4,247	107,152
NuCo2, Inc. (b)	5,122	162,572
UAP Holdings Corp. (b)	10,963	235,705

		761,745

Water Utilities—0.2%
American State Water Co. (a)	6,801	254,085
California Water Service Group	5,594	252,010
Connecticut Water Service, Inc. (a)	2,736	71,738
Middlesex Water Co. (a)	3,736	70,760
SJW Corp. (a)	4,620	124,047
Southwest Water Co. (a)	9,749	155,399

		928,039

Security Description	Shares	Value

Wireless Telecommunication Services—0.4%
Dobson Communications Corp. (a)	48,586	$389,660
Novatel Wireless, Inc. (a) (b)	9,676	86,600
Price Communications Corp.	14,751	260,945
SBA Communications Corp. (b)	28,406	664,984
Syniverse Holdings, Inc. (b)	6,127	96,807
UbiquiTel, Inc. (b)	26,106	263,671
USA Mobility, Inc.	8,939	254,583
Wireless Facilities, Inc. (a) (b)	15,443	62,081

		2,079,331

Total Common Stock (Identified Cost $342,250,303)		468,721,672

Rights — 0.0%

Commercial Banks—0.0%
Bank United Corp. (c)	4,713	0

Personal Products—0.0%
Revlon, Inc.	47,536	1,901

Total Rights (Identified Cost $1,602)		1,901

Short Term Investments—3.9%
Security Description	Face Amount	Value

Discount Notes—3.9%
Federal Home Loan Bank 4.468%, 04/04/06	$18,000,000	17,993,337
4.580%, 04/06/06	1,225,000	1,224,221

Total Short Term Investments (Identified Cost $19,217,558)		19,217,558

Total Investments—100.2% (Identified Cost $361,469,463) (d)		487,941,131
Liabilities in excess of other assets		(1,050,906)

Total Net Assets—100%		$486,890,225

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $122,473,923 and the collateral received consisted of cash in the amount of $125,286,963 and securities with a market value of $8,778.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $361,469,463 and the composition of unrealized appreciation and depreciation of investment securities was $146,110,469 and $(19,638,801), respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Russell 2000 Index

Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/06	Net Unrealized Appreciation
Russell 2000 Index	06/15/06	48	$17,690,940	$18,523,200	$832,260

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—98.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Armor Holdings, Inc. (a) (b)	25,700	$1,498,053
Ceradyne, Inc. (a) (b)	55,200	2,754,480
DRS Technologies, Inc. (a)	9,979	547,548
Herley Industries, Inc. (a) (b)	17,800	371,664
MTC Technologies, Inc. (a) (b)	52,500	1,469,475
Teledyne Technologies, Inc. (b)	17,900	637,240
United Industrial Corp. (a)	3,600	219,348

		7,497,808

Air Freight & Logistics—1.3%
Forward Air Corp. (a)	36,900	1,376,001
UTI Worldwide, Inc. (a)	127,800	4,038,477

		5,414,478

Airlines—1.3%
AirTran Holdings, Inc. (a) (b)	26,100	472,671
Republic Airways Holdings, Inc. (b)	91,700	1,358,077
SkyWest, Inc. (a)	125,200	3,664,604

		5,495,352

Auto Components—0.5%
Drew Industries, Inc. (a) (b)	5,600	199,080
Gentex Corp. (a)	84,300	1,471,878
LKQ Corp. (a) (b)	18,600	387,066

		2,058,024

Automobiles—0.4%
Thor Industries, Inc. (a)	31,500	1,680,840

Beverages—0.1%
Boston Beer, Inc. (a) (b)	12,200	317,322

Biotechnology—5.0%
Abgenix, Inc. (b)	68,800	1,548,000
Alkermes, Inc. (a) (b)	53,200	1,173,060
Amylin Pharmaceuticals, Inc. (a) (b)	22,600	1,106,270
BioMarin Pharmaceutical, Inc. (b)	34,800	467,016
Cephalon, Inc. (a) (b)	8,973	540,623
Charles River Laboratories International, Inc. (b)	14,500	710,790
Digene Corp. (a) (b)	59,600	2,330,360
Exelixis, Inc. (a) (b)	29,100	349,491
Incyte Corp. (a) (b)	114,000	686,280
InterMune, Inc. (a) (b)	22,300	413,442
Martek Biosciences Corp. (a) (b)	17,400	571,242
Myogen, Inc. (b)	51,300	1,858,599
Neurocrine Biosciences, Inc. (a) (b)	30,900	1,994,286
Onyx Pharmaceuticals, Inc. (a) (b)	14,700	386,022
Panacos Pharmaceuticals, Inc. (a) (b)	73,300	554,148
PDL BioPharma, Inc. (a) (b)	85,700	2,810,960
Rigel Pharmaceuticals, Inc. (a) (b)	48,800	560,712
Techne Corp. (a) (b)	21,300	1,280,982
Vertex Pharmaceuticals, Inc. (a) (b)	31,870	1,166,123
Vion Pharmaceuticals, Inc. (a) (b)	107,300	242,498

		20,750,904

Security Description	Shares	Value

Building Products—0.4%
Simpson Manufacturing, Inc. (a)	24,600	$1,065,180
Trex Co., Inc. (a) (b)	18,800	595,960

		1,661,140

Capital Markets—2.3%
Affiliated Managers Group, Inc. (a) (b)	36,349	3,875,167
Eaton Vance Corp. (a)	41,400	1,133,532
Greenhill & Co., Inc. (a)	20,500	1,355,255
Harris & Harris Group, Inc. (a)	14,600	203,670
Investors Financial Services Corp. (a)	18,800	881,156
optionsXpress Holdings, Inc.	7,000	203,560
Raymond James Financial, Inc.	62,400	1,844,544

		9,496,884

Chemicals—0.6%
Senomyx, Inc. (a) (b)	53,800	885,548
Symyx Technologies, Inc. (b)	58,300	1,617,242

		2,502,790

Commercial Banks—1.8%
Boston Private Financial Holdings, Inc. (a)	35,200	1,189,408
East West Bancorp, Inc. (a)	63,000	2,428,650
Pinnacle Financial Partners, Inc. (b)	14,400	395,136
PrivateBancorp, Inc. (a)	10,200	423,198
SVB Financial Group (a) (b)	22,400	1,188,320
UCBH Holdings, Inc. (a)	90,800	1,717,936
Virginia Commerce Bancorp, Inc. (a) (b)	5,900	212,105

		7,554,753

Commercial Services & Supplies—6.3%
Administaff, Inc. (a)	8,700	472,932
ChoicePoint, Inc. (a) (b)	48,133	2,153,952
Global Cash Access, Inc. (b)	34,100	597,432
Kenexa Corp. (b)	70,800	2,177,100
Mine Safety Appliances Co. (a)	39,400	1,654,800
Navigant Consulting, Inc. (a) (b)	68,400	1,460,340
Resources Connection, Inc. (a) (b)	111,300	2,772,483
Stericycle, Inc. (b)	29,900	2,021,838
Taleo Corp. (a) (b)	72,000	939,600
The Advisory Board Co. (b)	81,700	4,556,409
The Corporate Executive Board Co.	53,500	5,398,150
Waste Connections, Inc. (b)	43,800	1,743,678

		25,948,714

Communications Equipment—2.9%
ADTRAN, Inc.	60,700	1,589,126
Anaren, Inc. (a) (b)	16,500	321,255
Avocent Corp. (b)	15,125	480,068
Blue Coat Systems, Inc. (a) (b)	47,500	1,032,650
F5 Networks, Inc. (b)	38,400	2,783,616
Inter-Tel, Inc. (a)	75,500	1,618,720
Packeteer, Inc. (a) (b)	98,500	1,142,600
Plantronics, Inc. (a)	41,000	1,452,630
Polycom, Inc. (b)	17,393	377,080
Powerwave Technologies, Inc. (a) (b)	88,800	1,197,912

		11,995,657

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—1.0%
Avid Technology, Inc. (a) (b)	78,920	$3,429,863
Rackable Systems, Inc. (b)	10,000	528,500

		3,958,363

Construction & Engineering—0.2%
Insituform Technologies, Inc. (a) (b)	29,000	771,400

Construction Materials—0.1%
Florida Rock Industries, Inc.	8,200	461,004

Diversified Consumer Services—2.6%
Bright Horizons Family Solutions, Inc. (b)	58,400	2,261,832
Corinthian Colleges, Inc. (a) (b)	28,900	416,160
Education Management Corp. (b)	79,500	3,307,200
ITT Educational Services, Inc. (a) (b)	45,500	2,914,275
Jackson Hewitt Tax Service, Inc.	60,200	1,901,116

		10,800,583

Diversified Financial Services—0.3%
IntercontinentalExchange, Inc. (a) (b)	18,300	1,263,615

Electrical Equipment—0.8%
Color Kinetics, Inc. (a) (b)	117,100	2,480,178
II-VI, Inc. (b)	34,500	624,105

		3,104,283

Electronic Equipment & Instruments—4.2%
Aeroflex, Inc. (b)	201,500	2,766,595
Applied Films Corp. (a) (b)	18,500	359,455
CyberOptics Corp. (a) (b)	175,237	2,623,298
Daktronics, Inc. (a)	14,400	525,600
Dolby Laboratories, Inc. (Class A) (b)	37,600	785,840
FLIR Systems, Inc. (b)	82,200	2,335,302
Itron, Inc. (a) (b)	29,600	1,771,560
Mercury Computer Systems, Inc. (b)	22,300	361,260
Orbotech, Ltd. (b)	37,700	928,551
ScanSource, Inc. (a) (b)	27,100	1,637,111
Symbol Technologies, Inc. (a)	30,600	323,748
TTM Technologies, Inc. (a) (b)	198,400	2,874,816

		17,293,136

Energy Equipment & Services—3.7%
Atwood Oceanics, Inc. (a) (b)	6,500	656,565
Bronco Drilling Co., Inc. (b)	6,900	181,470
FMC Technologies, Inc. (b)	20,900	1,070,498
Global Industries, Inc. (b)	60,000	869,400
Grey Wolf, Inc. (a) (b)	56,500	420,360
Helix Energy Solutions Group, Inc. (a) (b)	68,800	2,607,520
Helmerich & Payne, Inc.	12,000	837,840
Input/Output, Inc. (a) (b)	30,500	296,155
Lone Star Technologies, Inc. (b)	3,800	210,558
NS Group, Inc. (b)	4,600	211,738
Oil States International, Inc. (a) (b)	44,500	1,639,825
Patterson-UTI Energy, Inc.	53,600	1,713,056
SEACOR Holdings, Inc. (b)	6,200	491,040

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Stolt Offshore S.A. (ADR) (b)	30,700	$475,543
TETRA Technologies, Inc. (a) (b)	24,800	1,166,592
Todco (Class A) (b)	10,700	421,687
Unit Corp. (b)	38,500	2,146,375

		15,416,222

Food & Staples Retailing—0.5%
United Natural Foods, Inc. (a) (b)	64,200	2,245,074

Food Products—0.6%
SunOpta, Inc. (a) (b)	262,900	2,263,569

Health Care Equipment & Supplies—7.7%
American Medical Systems Holdings, Inc. (a) (b)	65,100	1,464,750
ArthroCare Corp. (a) (b)	41,800	1,998,876
Aspect Medical Systems, Inc. (a) (b)	78,400	2,151,296
Cytyc Corp. (a) (b)	63,000	1,775,340
Dentsply International, Inc.	18,650	1,084,498
Dionex Corp. (a) (b)	7,000	430,360
Gen-Probe, Inc. (b)	35,900	1,978,808
Hologic, Inc. (b)	67,400	3,730,590
ICU Medical, Inc. (a) (b)	37,300	1,349,887
IDEXX Laboratories, Inc. (a) (b)	10,400	898,144
Immucor, Inc. (b)	28,800	826,272
Integra LifeSciences Holdings (a) (b)	29,700	1,217,106
Invitrogen Corp. (b)	27,100	1,900,523
Kyphon, Inc. (a) (b)	56,700	2,109,240
Mentor Corp. (a)	10,100	457,631
Meridian Bioscience, Inc.	16,000	431,680
Merit Medical Systems, Inc. (b)	29,400	353,094
Respironics, Inc. (b)	85,000	3,307,350
SonoSite, Inc. (a) (b)	5,000	203,200
STERIS Corp. (a)	70,600	1,742,408
Thoratec Corp. (a) (b)	72,300	1,393,221
Varian, Inc. (a) (b)	16,600	683,588
Wright Medical Group, Inc. (a) (b)	18,100	357,475

		31,845,337

Health Care Providers & Services—7.1%
Amedisys, Inc. (a) (b)	35,700	1,240,575
AmSurg Corp. (a) (b)	18,600	422,034
Community Health Systems, Inc. (b)	24,900	900,135
Computer Programs & Systems, Inc. (a)	103,500	5,175,000
Coventry Health Care, Inc. (b)	41,475	2,238,821
DaVita, Inc. (b)	58,400	3,516,264
Gentiva Health Services, Inc. (a) (b)	42,000	764,820
Healthspring, Inc. (b)	15,900	295,899
Henry Schein, Inc. (a) (b)	12,400	593,464
LCA-Vision, Inc. (a)	9,000	450,990
LifePoint Hospitals, Inc. (a) (b)	38,100	1,184,910
Manor Care, Inc. (a)	23,800	1,055,530
Matria Healthcare, Inc. (a) (b)	41,649	1,580,996
Omnicare, Inc. (a)	41,100	2,260,089
Option Care, Inc. (a)	20,800	294,112
Patterson Cos., Inc. (a) (b)	33,600	1,182,720
Pharmaceutical Product Development, Inc.	59,000	2,041,990

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Symbion, Inc. (a) (b)	63,700	$1,442,805
Triad Hospitals, Inc. (a) (b)	18,100	758,390
United Surgical Partners International, Inc. (a) (b)	46,900	1,660,729

		29,060,273

Hotels, Restaurants & Leisure—4.3%
BJ’s Restaurants, Inc. (a) (b)	66,700	1,800,900
CEC Entertainment, Inc. (b)	16,450	553,049
International Speedway Corp. (Class A)	6,200	315,580
Orient-Express Hotels, Ltd. (Class A)	22,600	886,598
P.F. Chang’s China Bistro, Inc. (a) (b)	39,400	1,942,026
Rare Hospitality International, Inc. (a) (b)	62,975	2,193,419
Shuffle Master, Inc. (a) (b)	65,950	2,357,053
Sonic Corp. (a) (b)	47,575	1,671,310
Station Casinos, Inc.	42,700	3,389,099
The Cheesecake Factory, Inc. (b)	29,749	1,114,100
WMS Industries, Inc. (a) (b)	46,600	1,402,660

		17,625,794

Household Durables—0.9%
Harman International Industries, Inc.	7,400	822,362
iRobot Corp. (a) (b)	20,000	556,000
M.D.C. Holdings, Inc. (a)	23,083	1,484,468
Toll Brothers, Inc. (a) (b)	23,600	817,268

		3,680,098

Insurance—1.0%
Brown & Brown, Inc. (a)	38,200	1,268,240
Max Re Capital, Ltd. (a)	30,600	728,280
StanCorp Financial Group, Inc.	40,100	2,169,811

		4,166,331

Internet & Catalog Retail—1.7%
Coldwater Creek, Inc. (a) (b)	108,900	3,027,420
drugstore.com, Inc. (a) (b)	215,200	664,968
Insight Enterprises, Inc. (a) (b)	41,636	916,408
Nutri/System, Inc. (a) (b)	8,900	422,928
The Sportsman’s Guide, Inc. (b)	66,700	1,766,883

		6,798,607

Internet Software & Services—2.8%
Aptimus, Inc. (b)	44,600	288,116
CNET Networks, Inc. (a) (b)	109,000	1,548,890
Cybersource Corp. (a) (b)	121,500	1,355,940
Digital Insight Corp. (b)	47,200	1,718,080
Digital River, Inc. (b)	18,500	806,785
Digitas, Inc. (b)	57,100	822,240
Jupitermedia Corp. (a) (b)	74,800	1,344,904
MatrixOne, Inc. (b)	211,300	1,512,908
Ninetowns Digital World Trade Holdings, Ltd. (ADR) (b)	15,782	84,434
Websense, Inc. (a) (b)	49,200	1,356,936
WebSideStory, Inc. (a) (b)	44,800	770,112

		11,609,345

Security Description	Shares	Value

IT Services—4.4%
CACI International, Inc. (Class A) (b)	32,500	$2,136,875
Cognizant Technology Solutions Corp. (Class A) (b)	34,400	2,046,456
Global Payments, Inc.	48,920	2,593,249
Heartland Payment Systems, Inc. (a) (b)	13,500	334,395
Inforte Corp. (a) (b)	307,500	1,346,850
Iron Mountain, Inc. (a) (b)	36,975	1,506,362
MoneyGram International, Inc.	51,200	1,572,864
NCI, Inc. (Class A) (b)	138,800	1,943,200
RightNow Technologies, Inc. (a) (b)	85,300	1,353,711
SI International, Inc. (b)	11,200	393,680
SRA International, Inc. (a) (b)	78,700	2,969,351

		18,196,993

Leisure Equipment & Products—0.9%
MarineMax, Inc. (a) (b)	45,000	1,508,400
SCP Pool Corp. (a)	45,325	2,126,196

		3,634,596

Machinery—1.9%
Actuant Corp. (a)	51,000	3,122,220
Kaydon Corp.	10,300	415,708
Oshkosh Truck Corp.	68,600	4,269,664

		7,807,592

Media—0.6%
Entercom Communications Corp. (a)	12,000	335,040
Getty Images, Inc. (a) (b)	24,500	1,834,560
Gray Television, Inc. (a)	42,500	357,000
Triple Crown Media, Inc. (b)	4,250	25,075

		2,551,675

Metals & Mining—0.4%
Reliance Steel & Aluminum Co. (a)	4,200	394,464
Steel Dynamics, Inc. (a)	19,000	1,077,870

		1,472,334

Multiline Retail—0.1%
Fred’s, Inc. (a)	40,050	531,063

Office Electronics—0.6%
Zebra Technologies Corp. (Class A) (b)	50,842	2,273,654

Oil, Gas & Consumable Fuels—2.9%
Bill Barrett Corp. (a) (b)	67,700	2,206,343
Bois d’Arc Energy, Inc. (a) (b)	59,400	989,010
Cabot Oil & Gas Corp.	50,200	2,406,086
Comstock Resources, Inc. (b)	101,000	2,998,690
Forest Oil Corp. (a) (b)	29,700	1,104,246
KCS Energy, Inc. (b)	16,000	416,000
Mariner Energy, Inc. (a) (b)	24,036	492,978
Petroleum Development Corp. (b)	9,900	449,064
Stone Energy Corp. (a) (b)	22,700	1,001,751

		12,064,168

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—0.1%
Parlux Fragrances, Inc. (a) (b)	6,500	$209,625

Pharmaceuticals—1.7%
Allergan, Inc.	1	71
Medicis Pharmaceutical Corp. (Class A) (a)	63,200	2,060,320
Noven Pharmaceuticals, Inc. (a) (b)	71,600	1,289,516
Salix Pharmaceuticals, Ltd. (a) (b)	81,260	1,341,603
Taro Pharmaceutical Industries, Ltd. (a) (b)	23,600	328,984
The Medicines Co. (a) (b)	86,700	1,783,419
Valeant Pharmaceuticals International, Inc. (a)	22,000	348,700

		7,152,613

Real Estate—0.1%
CapitalSource, Inc. (REIT) (a)	16,366	407,186

Road & Rail—1.2%
Dollar Thrifty Automotive Group, Inc. (a) (b)	23,800	1,080,520
Old Dominion Freight Line, Inc. (b)	83,950	2,262,453
U.S. Xpress Enterprises, Inc. (b)	32,900	640,563
Werner Enterprises, Inc. (a)	46,100	846,857

		4,830,393

Semiconductors & Semiconductor Equipment—6.5%
Advanced Energy Industries, Inc. (a) (b)	128,400	1,814,292
ATMI, Inc. (a) (b)	43,800	1,322,760
Cognex Corp.	48,000	1,422,720
Cohu, Inc. (a)	44,000	933,680
Cymer, Inc. (a) (b)	46,000	2,090,240
Entegris, Inc. (a) (b)	79,900	850,136
Exar Corp. (a) (b)	45,700	652,596
Integrated Device Technology, Inc. (a) (b)	73,350	1,089,981
Integrated Silicon Solution, Inc. (a) (b)	94,300	626,152
Intersil Corp. (Class A)	76,864	2,222,907
Micrel, Inc. (a) (b)	64,300	952,926
Microchip Technology, Inc.	7,350	266,805
Microsemi Corp. (a) (b)	60,300	1,755,333
OmniVision Technologies, Inc. (a) (b)	34,200	1,032,840
ON Semiconductor Corp. (a) (b)	245,000	1,778,700
Pericom Semiconductor Corp. (b)	32,400	319,464
Semtech Corp. (a) (b)	86,400	1,545,696
Silicon Storage Technology, Inc. (a) (b)	90,200	395,076
Spansion, Inc. (Class A) (b)	22,000	325,600
Tessera Technologies, Inc. (a) (b)	29,300	939,944
TriQuint Semiconductor, Inc. (a) (b)	30,920	152,126
Varian Semiconductor Equipment, Inc. (a) (b)	70,500	1,979,640
Virage Logic Corp. (a) (b)	68,700	741,273
Zoran Corp. (a) (b)	69,591	1,522,651

		26,733,538

Software—5.1%
Activision, Inc. (a) (b)	115,277	1,589,670
Actuate Corp. (b)	153,450	652,163
Agile Software Corp. (a) (b)	86,100	656,943
Epicor Software Corp. (a) (b)	56,700	761,481
FactSet Research Systems, Inc. (a)	32,100	1,423,635

Security Description	Shares	Value

Software—(Continued)
Fair Isaac Corp.	60,919	$2,413,611
FileNET Corp. (a) (b)	27,400	740,348
Hyperion Solutions Corp. (b)	78,112	2,546,451
Informatica Corp. (a) (b)	125,500	1,951,525
Jack Henry & Associates, Inc. (a)	41,700	953,679
Macrovision Corp. (a) (b)	39,100	866,065
NAVTEQ, Inc. (a) (b)	25,100	1,271,315
Open Solutions, Inc. (a) (b)	21,700	592,627
Quest Software, Inc. (a) (b)	38,900	649,630
Radiant Systems, Inc. (a) (b)	111,350	1,505,452
Red Hat, Inc. (a) (b)	62,500	1,748,750
Sonic Solutions (a) (b)	25,200	456,372

		20,779,717

Specialty Retail—5.6%
A.C. Moore Arts & Crafts, Inc. (a) (b)	120,900	2,224,560
Charlotte Russe Holding, Inc. (a) (b)	10,600	226,840
Christopher & Banks Corp. (a)	42,650	989,907
Citi Trends, Inc. (a) (b)	19,600	779,296
GameStop Corp. (Class A) (a) (b)	12,900	608,106
Hibbett Sporting Goods, Inc. (b)	81,850	2,700,232
Michaels Stores, Inc. (a)	36,700	1,379,186
O’Reilly Automotive, Inc. (b)	94,200	3,443,952
Pacific Sunwear of California, Inc. (b)	79,055	1,751,859
Ross Stores, Inc. (a)	28,100	820,239
The Gymboree Corp. (b)	49,400	1,286,376
Tractor Supply Co. (b)	38,600	2,560,724
Urban Outfitters, Inc. (a) (b)	64,700	1,587,738
Williams-Sonoma, Inc. (a)	25,800	1,093,920
Zumiez, Inc. (a) (b)	26,300	1,606,930

		23,059,865

Textiles, Apparel & Luxury Goods—0.9%
Fossil, Inc. (a) (b)	53,849	1,000,514
Quiksilver, Inc. (a) (b)	123,500	1,711,710
The Timberland Co. (Class A) (b)	24,600	842,058

		3,554,282

Thrifts & Mortgage Finance—0.1%
Triad Guaranty, Inc. (b)	8,700	408,030

Trading Companies & Distributors—0.1%
Beacon Roofing Supply, Inc. (a) (b)	6,000	243,840
Interline Brands, Inc. (b)	8,800	222,024

		465,864

Wireless Telecommunication Services—0.8%
NII Holdings, Inc. (Class B) (a) (b)	33,000	1,946,010
Syniverse Holdings, Inc. (a) (b)	25,000	395,000
Wireless Facilities, Inc. (a) (b)	206,400	829,728

		3,170,738

Total Common Stock (Identified Cost $281,475,313)		404,041,626

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Short Term Investments—1.9%

Security Description	Shares	Value

Mutual Funds—1.9%
T. Rowe Price Reserve Investment Fund	7,749,391	$7,749,391

Total Short Term Investments (Identified Cost $7,749,391)		7,749,391

Total Investments—100.1% (Identified Cost $289,224,704) (c)		411,791,017
Liabilities in excess of other assets		(493,324)

Total Net Assets—100%		$411,297,693

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $102,974,777 and the collateral received consisted of cash in the amount of $104,937,852.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $289,224,704 and the composition of unrealized appreciation and depreciation of investment securities was $136,099,706 and $(13,533,393), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—98.3% of Total Net Assets

Security Description	Shares	Value

Australia—0.3%
Computershare, Ltd. (b)	227,500	$1,198,379
National Australia Bank, Ltd. (b)	32,200	867,507

		2,065,886

Bermuda—0.1%
Esprit Holdings, Ltd. (b)	54,000	420,230
Regal Hotels International Holdings Ltd.	2,414,000	192,302

		612,532

Brazil—0.1%
Banco Nossa Caixa S.A. (a)	13,600	299,788

Canada—0.4%
ACE Aviation Holdings, Inc. (a)	27,800	811,171
Teck Cominco, Ltd.	20,700	1,333,274

		2,144,445

Cayman Islands—0.5%
Foxconn International Holdings, Ltd. (b)	404,000	756,204
GlobalSantaFe Corp.	17,100	1,038,825
Suntech Power Holdings Co., Ltd. (a)	8,700	321,813
The 9, Ltd. (ADR) (b)	32,300	960,925
Transocean, Inc. (a)	2,200	176,660

		3,254,427

China—0.0%
Hunan Non-Ferrous Metal Corp., Ltd. (a)	282,000	104,479

Denmark—0.4%
Coloplast (b)	9,400	708,487
Danske Bank A/S (b)	40,910	1,517,680

		2,226,167

Finland—2.3%
Elisa Oyj (b)	47,450	943,477
Fortum Oyj (b)	115,400	2,911,375
Metso Oyj	76,800	2,962,769
Neste Oil, Oyj (a) (b)	52,300	1,801,496
Nokia Corp. (ADR)	227,104	4,705,595
Nokia Oyj	38,400	796,928

		14,121,640

France—13.3%
Accor S.A. (b)	91,400	5,263,831
Air Liquide	10,400	2,168,721
Air Liquide S.A. (b)	2,200	458,763
Alcatel S.A. (b)	129,300	1,991,220
AXA S.A.	196,900	6,897,391
BNP Paribas S.A. (b)	65,973	6,133,003
Carrefour S.A.	41,000	2,181,227
CNP Assurances S.A. (b)	41,500	4,191,293
Compagnie Generale de Geophysique S.A.	112,300	3,261,192
Eiffage S.A.	7,267	1,196,074
Lagardere S.C.A. (b)	50,200	3,915,696

Security Description	Shares	Value

France—(Continued)
Nexity	48,600	$3,339,967
NRJ Groupe (b)	23,900	522,031
Orpea (a)	29,046	1,905,745
S.O.I.T.E.C. (a)	6,400	217,466
Sanofi-Aventis (ADR)	157,000	7,449,650
Societe Television Francaise 1 S.A.	40,000	1,214,103
Société Générale	43,100	6,484,538
Suez S.A. (b)	31,500	1,244,574
Total S.A. (b)	40,551	10,706,785
Total S.A. (ADR) (b)	44,400	5,848,812
Vinci S.A. (b)	33,100	3,264,060
Vivendi Universal S.A. (ADR)	37,700	1,289,340

		81,145,482

Germany—14.1%
Aareal Bank AG (b)	22,726	1,060,303
Allianz AG	71,029	11,875,412
Bayer AG	55,100	2,204,927
Bayer AG (ADR)	65,500	2,623,275
Bilfinger & Berger Bau AG (b)	62,700	4,117,311
DAB Bank AG (b)	147,910	1,544,010
DaimlerChrysler AG (b)	32,100	1,842,861
Deutche Postbank AG (b)	30,300	2,202,334
Deutsche Post AG	93,200	2,340,629
Deutsche Telekom AG (ADR)	35,000	588,700
E.ON AG	35,500	3,907,257
E.ON AG (ADR) (b)	62,200	2,276,520
Heidelberger Druckmaschinen AG (b)	115,900	5,120,792
Hochtief AG (b)	110,943	6,286,076
Hypo Real Estate Holding AG	95,008	6,502,321
Interhyp AG	3,200	356,061
IWKA Group AG	68,200	1,984,898
KarstadtQuele AG (b)	92,000	2,162,931
MAN AG	35,355	2,455,595
MTU Aero Engines Holding AG (a)	31,200	1,060,383
Münchener Rückversicherungs-Gesellschaft AG (b)	39,400	5,592,689
Patrizia Immo AG	18,400	509,213
Pfleiderer AG (a)	16,000	417,482
Q-Cells AG (a)	21,850	2,044,896
RWE AG (b)	27,281	2,374,785
SAP AG (ADR) (b)	17,100	928,872
SGL Carbon AG (b)	178,800	3,271,982
Siemens AG (ADR)	24,300	2,264,031
SolarWorld AG (b)	6,600	1,736,839
TUI AG (b)	50,400	989,323
United Internet AG	49,547	3,192,888

		85,835,596

Greece—0.3%
OPAP S.A.	53,630	2,051,201

Hong Kong—0.4%
Cheung Kong Holdings, Ltd. (b)	114,000	1,203,283
Hutchison Whampoa, Ltd.	58,000	529,361
The Wharf Holdings, Ltd.	246,000	900,552

		2,633,196

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Ireland—0.6%
Allied Irish Banks, Plc.	72,900	$1,736,665
C & C Group, Plc.	270,625	1,841,992

		3,578,657

Israel—0.9%
Bank Hapoalim B.M.	361,200	1,672,151
Bank Leumi Le Israel	593,600	2,160,970
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	32,800	1,350,704

		5,183,825

Italy—3.2%
Banca Intesa S.p.A.- RNC	741,898	4,198,575
Banche Popolari Unite S.c.ar.l. (b)	95,300	2,313,134
Banco Popolare di Verona e Novara S.c.ar.l.	52,300	1,383,886
Buzzi Unicem S.p.A.	33,000	513,483
Campari	124,870	1,100,829
Fastweb (a) (b)	40,700	2,075,631
FIAT S.p.A. (b)	64,700	818,257
Lottomatica S.p.A. (a) (b)	39,400	1,671,124
Mediobanca S.p.A. (b)	70,300	1,508,934
UniCredito Italiano S.p.A.	469,000	3,387,875
UniCredito Italiano S.p.A. (Non-Convertable)	98,100	721,598

		19,693,326

Japan—26.7%
Alpen Co., Ltd.	12,200	456,871
Aoyama Trading Co., Ltd.	63,400	2,099,788
Asahi Breweries, Ltd.	116,600	1,653,742
Bank of Nagoya	163,000	1,285,701
Canon Finetech, Inc.	17,700	362,372
Canon, Inc. (b)	74,800	4,949,919
Credit Saison Co., Ltd.	88,900	4,909,827
Daihatsu Motor Co., Ltd. (b)	197,000	2,029,502
Daiwa Securities Group, Inc. (b)	453,000	6,092,027
E Trade Securities (b)	639	1,475,395
East Japan Railway Co. (b)	411	3,050,955
Fujitsu, Ltd. (b)	325,000	2,748,237
Hokugin Financial Group, Inc. (b)	274,900	1,208,658
Isetan Co., Ltd.	54,500	1,190,515
JAFCO Co., Ltd. (b)	33,000	2,495,902
JFE Holding, Inc.	45,300	1,831,957
JSR Corp.	85,100	2,536,165
Juroku Bank	198,000	1,341,604
Kahma Co., Ltd. (b)	7,400	214,811
Kansai Paint Co. (b)	124,000	1,139,303
Kayaba Industry Co., Ltd.	154,000	582,059
Kirin Brewery Co., Ltd.	93,000	1,268,370
Konica Minolta Holdings, Inc.	201,500	2,576,854
Matsushita Electric Industrial Co., Ltd.	159,000	3,529,170
Mazda Motor Corp. (b)	223,000	1,357,491
Millea Holdings, Inc.	99	1,957,441
Mitsubishi Estate Co., Ltd.	144,000	3,424,864
Mitsui Fudosan Co., Ltd.	161,000	3,704,489
Mitsui Trust Holdings, Inc.	110,000	1,611,512
Mizuho Financial Group, Inc.	261	2,140,160

Security Description	Shares	Value

Japan—(Continued)
Murata Manufacturing Co., Ltd.	47,300	$3,210,125
NEC Electronics Corp. (b)	46,300	1,884,062
Nidec Corp. (b)	22,300	1,829,866
Nikko Cordial Corp. (b)	555,000	9,208,331
Nippon Chemi-Con Corp.	211,000	1,428,353
Nippon Electronic, Inc. (b)	104,200	2,596,142
Nissan Motor Co., Ltd. (b)	145,500	1,732,836
Nitori Co., Ltd.	22,100	1,149,937
Nitto Denko Corp.	48,100	4,091,571
Nomura Holdings, Inc.	218,100	4,876,275
NSK, Ltd.	204,000	1,775,167
NTT Urban Development Corp. (b)	239	2,075,691
Obayashi Corp.	149,000	1,213,538
Okamura Corp.	136,000	1,340,896
OMC Card, Inc. (b)	87,100	1,720,666
Omron Corp.	68,800	1,979,667
ORIX Corp.	19,750	6,132,655
Rakuten, Inc.	2,592	2,361,903
Ricoh Co., Ltd.	82,000	1,605,711
Sekisui House, Ltd.	96,000	1,435,106
Seven & I Holdings Co., Ltd.	65,400	2,595,154
SFCG Co., Ltd. (b)	7,760	1,759,217
Shimizu Corp. (b)	351,000	2,556,346
Sompo Japan Insurance, Inc.	202,000	2,941,571
Sony Corp. (b)	4,800	221,726
Sony Corp. (ADR)	55,000	2,533,850
Sumco Corp.	18,900	1,017,174
Sumitomo Corp.	113,000	1,612,781
Sumitomo Electric Industries, Ltd.	278,000	4,414,839
Sumitomo Forestry Co., Ltd. (b)	149,000	1,511,223
Sumitomo Mitsui Financial Group, Inc. (b)	697	7,711,964
Sumitomo Osaka Cement Co., Ltd.	686,000	2,505,901
Taiheiyo Cement Corp. (b)	313,000	1,516,473
Taisei Corp.	113,000	542,662
The Daiei, Inc.	44,050	1,413,386
The Nishi-Nippon Bank, Ltd.	248,000	1,355,418
Tokai Carbon Co.	34,000	214,246
Tokyo Electron, Ltd.	77,900	5,386,777
Tokyo Star Bank, Ltd. (b)	111	400,611
Tokyo Tomin Bank (b)	35,300	1,619,934

		162,705,412

Luxembourg—1.2%
SES Global (FDR)	210,761	3,376,849
Stolt-Nielsen S.A. (ADR) (b)	118,700	3,644,090

		7,020,939

Mexico—0.4%
Fomento Economico Mexicano S.A. de C.V. (ADR) (b)	23,600	2,163,176

Netherlands—4.5%
ABN AMRO Holdings NV	43,100	1,291,236
ASM International NV (b)	104,100	2,090,328
European Aeronautic Defense & Space Co.	14,800	624,157
Fugro NV	6,100	234,585

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
ING Groep NV (b)	132,492	$5,231,158
ING Groep NV (ADR)	38,800	1,528,720
Koninklijke Philips Electronics NV (ADR) (b)	162,500	5,468,125
Koninklijke Wessanen NV	133,668	2,234,427
Nutreco Holdings NV	29,600	1,720,106
Reed Elsevier NV (ADR) (b)	97,600	2,799,168
Rodamco Europe NV	24,800	2,494,053
VNU NV	44,325	1,443,577

		27,159,640

Netherlands Antilles—0.3%
Schlumberger, Ltd.	14,800	1,873,236

Norway—1.8%
DnB NOR ASA (b)	152,600	2,056,309
Fred Olsen Energy ASA (b)	51,500	2,094,807
Odfjell ASA (Series A)	2,500	41,800
Odfjell ASA (Series B)	73,100	1,099,475
Prosafe ASA (b)	29,900	1,559,949
Statoil ASA (b)	73,000	2,079,040
Stolt-Nielsen S.A.	5,000	153,957
Tandberg ASA (b)	189,500	1,714,267

		10,799,604

Portugal—0.3%
Energias de Portugal S.A. (b)	448,500	1,762,309

Singapore—0.6%
ASE Test, Ltd. (a) (b)	175,100	1,575,900
STATS ChipPAC, Ltd. (ADR)	257,500	2,021,375

		3,597,275

South Africa—3.1%
Edgar’s Consolidation Store	220,000	1,373,348
FirstRand	1,030,100	3,331,774
JD Group, Ltd.	21,000	318,588
Lewis Group, Ltd.	72,800	727,691
Massmart Holdings, Ltd.	194,745	1,845,949
Nedbank Group, Ltd.	191,200	3,981,594
Standard Bank, Ltd.	165,100	2,268,112
Steinhoff International Holdings, Inc.	1,019,100	3,669,109
Telkom SA, Ltd.	39,800	1,036,171

		18,552,336

South Korea—1.3%
Daegu Bank	38,720	720,856
Hyundai Mipo Dock Yard Co., Ltd.	12,190	1,046,008
Kookmin Bank	31,290	2,686,090
LG.Philips LCD Co., Ltd. (ADR) (b)	29,400	667,380
Lotte Shopping Co. (a)	27,502	554,990
Samsung Electronics Co., Ltd.	2,095	1,354,714
Samsung SDI Co. Ltd.	13,260	1,078,214

		8,108,252

Security Description	Shares	Value

Spain—0.8%
Antena 3 TV	10,744	$277,072
Banco Bilbao Vizcaya Argentaria S.A. (b)	143,900	3,000,315
Telefonica S.A. (ADR)	30,367	1,426,338

		4,703,725

Sweden—3.2%
Atlas Copco AB (Series B)	43,600	1,138,466
Boliden AB (a) (b)	85,000	1,308,182
Eniro AB (b)	188,600	2,181,288
Gambro AB (b)	276,050	3,305,403
OM HEX AB (b)	117,800	2,259,757
Securitas AB (b)	101,400	1,954,538
Tele2 AB (b)	149,600	1,771,895
Telefonakitebolaget LM Ericsson (ADR) (b)	149,500	5,639,140

		19,558,669

Switzerland—7.4%
ABB, Ltd.	240,458	3,033,195
Actelion, Ltd. (b)	5,740	570,695
Credit Suisse Group	42,771	2,399,910
Nestle S.A.	15,704	4,665,968
Novartis AG	155,702	8,667,007
Novartis AG (ADR)	46,800	2,594,592
Roche Holding AG (b)	68,802	10,253,339
SGS S.A. (b)	2,219	2,058,161
Swiss Life Holding	5,624	1,178,964
Swiss Reinsurance Co.	5,704	398,608
Syngenta AG (ADR) (b)	92,700	2,605,797
UBS AG	27,553	3,020,320
Zurich Financial Services AG	13,970	3,280,580

		44,727,136

Taiwan—0.7%
Advanced Semicondtuctor, Inc.	3,738,149	3,533,733
Yuanta Core Pacific Securities Co.	846,000	509,999

		4,043,732

Thailand—0.4%
Bangkok Bank, Plc.	433,300	1,294,065
Krung Thai Bank, Ltd.	4,808,000	1,348,789

		2,642,854

Turkey—0.2%
Finansbank AS	265,000	1,515,499

United Kingdom—6.5%
Babcock International Group	411,000	2,274,462
BAE Systems, Plc.	608,391	4,452,848
BP, Plc. (ADR) (b)	145,200	10,010,088
Britvic, Plc. (a)	82,400	314,713
Capita Group, Plc.	24,200	193,421
Dawnay Day Treveria, Plc. (a)	1,113,400	1,703,183
HSBC Holdings, Plc. (b)	442,200	7,394,100
National Grid	58,300	580,574
NETeller, Plc. (a) (b)	160,700	2,046,217

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Rolls-Royce Group, Plc.	7,020,900	$12,455
Rolls-Royce Group, Plc.	299,600	2,385,385
Serco Group, Plc.	399,300	2,185,226
Tesco, Plc.	96,200	551,803
Unilever, Plc. (ADR)	97,900	4,020,753
Vendeta Resources, Plc.	36,100	882,618
Vodafone Group, Plc.	191,110	399,887

		39,407,733

United States—2.0%
Advanced Energy Industries, Inc. (a)	19,100	269,883
Affiliated Computer Services, Inc. (Class A) (a)	22,000	1,312,520
Halliburton Co.	16,700	1,219,434
NTL, Inc. (a)	62,900	1,831,019
Synthes, Inc. (a)	51,742	5,665,552
Wyeth Pharmaceuticals	42,900	2,081,508

		12,379,916

Total Common Stock (Identified Cost $466,411,400)		597,672,090

Units—0.6%

Switzerland—0.6%
Compagnie Financière Richemont AG	79,394	3,810,077

Total Units (Identified Cost $2,101,902)		3,810,077

Preferred Stock—0.4%

Germany—0.4%
Fresenius Medical Care AG	8,600	1,544,921
ProSiebensat.1 Media AG (a)	42,100	1,098,673

Total Preferred Stock (Identified Cost $1,738,393)		2,643,594

Rights—0.0%

France—0.0%
Vinci SA (a)	33,100	71,113

Germany—0.0%
Pfleiderer AG (a)	16,000	9,905

Total Rights (Identified Cost $0)		81,018

Short Term Investments—0.1%
Security Description	Face Amount	Value

United States—0.1%
State Street Repurchase Agreement dated 03/31/06 at 1.500% to be repurchased at $447,056 on 03/04/06, collateralized by $480,000 U.S. Treasury Note 3.875% due 9/15/10 with a value of $462,059.	$447,000	$447,000

Total Short Term Investments (Identified Cost $447,000)		447,000

Total Investments—99.4% (Identified Cost $470,698,695) (c)		604,653,779
Other assets less liabilities		3,730,870

Total Net Assets—100%		$608,384,649

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $89,519,549 and the collateral received consisted of cash in the amount of $94,020,260.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $470,698,695 and the composition of unrealized appreciation and depreciation of investment securities was $136,148,785 and $(2,193,710), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs. ]
(FDR)—	Fudiciary Depository Receipt

Ten Largest Industries as of March 31, 2006	Percentage of Total Net Assets
Commercial Banks	13.7%
Diversified Financial Services	10.1%
Insurance	6.3%
Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	5.3%
Semiconductors & Semiconductor Equipment	3.7%
Media	3.3%
Construction & Engineering	3.2%
Machinery	3.1%
Household Durables	3.0%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—98.6% of Total Net Assets

Security Description	Shares	Value

Australia—4.5%
Alinta, Ltd. (a)	11,816	$92,414
Alumina, Ltd.	61,038	320,447
Amcor, Ltd.	44,742	235,822
AMP, Ltd.	82,208	508,343
Ansell, Ltd.	1	8
Aristocrat Leisure, Ltd. (a)	18,360	180,117
Australia & New Zealand Banking Group, Ltd.	79,055	1,492,096
Australia Gas & Light Co., Ltd.	21,537	284,387
Australian Stock Exchange, Ltd. (a)	4,340	101,209
AXA Asia Pacific Holdings, Ltd.	39,352	162,451
Babcock & Brown, Ltd.	7,537	99,190
BHP Billiton, Ltd.	157,179	3,118,943
BlueScope Steel, Ltd.	29,000	148,019
Boral, Ltd. (a)	26,326	167,222
Brambles Industries, Ltd. (a)	43,436	333,155
Caltex Australia	6,631	90,711
Coca-Cola Amatil, Ltd.	24,265	124,765
Cochlear, Ltd.	2,300	87,551
Coles Myer, Ltd.	53,075	403,983
Commonwealth Bank of Australia	56,267	1,815,318
Computershare, Ltd.	16,060	84,202
CSL, Ltd.	8,128	317,072
CSR, Ltd.	61,958	197,076
DB RREEF Trust	161,255	168,948
Foster’s Group, Ltd.	89,550	338,841
Futuris Corp., Ltd.	1	2
Insurance Australia Group, Ltd. (a)	77,348	301,215
John Fairfax Holdings, Ltd.	42,720	122,180
Leighton Holdings, Ltd.	6,847	86,564
Lend Lease Corp., Ltd.	15,118	149,079
Lion Nathan, Ltd. (a)	20,419	117,890
Macquarie Bank, Ltd. (a)	9,860	453,863
Macquarie Goodman Co.	62,824	222,815
Mirvac Group	35,667	108,129
National Australia Bank, Ltd.	68,823	1,845,503
Newcrest Mining, Ltd.	16,271	270,408
Orica, Ltd.	12,587	207,913
Origin Energy, Ltd.	40,383	210,393
Patrick Corp., Ltd.	36,238	207,867
Perpetual Trustees Australia, Ltd. (a)	1,660	80,433
Publishing & Broadcasting, Ltd.	5,684	70,124
Qantas Airways	36,314	91,670
QBE Insurance Group, Ltd.	33,138	516,347
Rinker Group, Ltd.	44,300	622,091
Rio Tinto, Ltd. (a)	13,419	752,538
Santos, Ltd.	26,929	217,704
Sonic Healthcare, Ltd.	11,475	128,275
Suncorp-Metway, Ltd.	24,726	342,302
TABCORP Holdings, Ltd. (a)	23,353	257,319
Telstra Corp., Ltd. (a)	88,784	236,797
Toll Holdings, Ltd. (a)	10,122	94,513
Transurban Group (a)	32,744	157,045
Wesfarmers, Ltd.	16,547	411,076
Westfield Group (a)	68,545	835,713
Westpac Banking Corp.	82,258	1,394,409
Woodside Petroleum, Ltd.	22,246	721,031
Woolworths, Ltd. (a)	50,871	682,587

		22,788,085

Security Description	Shares	Value

Austria—0.5%
Boehler-Uddeholm AG	579	$119,131
Erste Bank der oesterreichischen Sparkassen AG	7,432	437,642
IMMOFINANZ Immobilien Anlagen AG	14,515	150,392
Meinl European Land	6,971	130,757
OMV AG	7,170	479,079
Raiffenis International Bank-Holdings AG (a)	1,705	145,272
Telekom Austria AG	14,882	349,674
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (a)	364	161,660
Voestalpine AG	1,121	156,218
Wiener Stadtische Allgemeine Versicherung AG	1,576	97,277
Wienerberger AG	3,825	192,120

		2,419,222

Belgium—0.8%
AGFA-Gevaert NV	4,172	79,187
Belgacom S.A.	8,360	266,997
Colruyt S.A.	850	127,067
Delhaize Group, Plc.	3,500	250,173
Dexia S.A.	24,396	629,207
Fortis Banque S.A. (b)	5	0
Groupe Bruxelles Lambert S.A.	3,574	396,685
InBev NV	8,674	405,953
KBC Bancassurance Holding NV (a)	8,478	908,668
Mobistar S.A. (a)	1,299	94,171
Solvay S.A.	2,727	314,520
UCB S.A.	3,879	190,596
Umicore S.A.	1,128	156,024

		3,819,248

Bermuda—0.1%
Esprit Holdings, Ltd.	42,000	326,849
Frontline, Ltd.	2,700	89,788
Li & Fung, Ltd.	88,000	197,805
Shangri-La Asia, Ltd.	52,000	83,648
Ship Finance International, Ltd.	134	2,404

		700,494

Cayman Islands—0.0%
Hutchison Tellecommunications	70,000	119,460
Kingboard Chemical	31,500	94,991

		214,451

Denmark—0.7%
AP Moller-Maersk A/S	56	479,834
Carlsberg A/S (Class B) (a)	1,550	100,926
Coloplast	1,600	120,225
Danisco A/S (a)	2,600	210,340
Danske Bank A/S (a)	20,400	754,486
DSV A/S (a)	1,100	146,239
GN Store Nord A/S (a)	13,000	178,627
Novo Nordisk A/S	11,075	686,560
Novozymes A/S (Series B) (a)	3,615	244,724
Ostasiatiske Kompagni (a)	1,050	43,079

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Topdanmark A/S (a)	900	$112,250
Vestas Wind Systems A/S (a)	9,300	231,354

		3,308,644

Finland—1.5%
Elisa Oyj (a)	6,700	132,819
Fortum Oyj	19,500	490,477
Kesko Oyj (a)	3,500	109,079
Kone Oyj (a)	3,800	156,230
Metso Oyj (a)	4,932	189,693
Neste Oil, Oyj (a) (c)	5,874	201,724
Nokia Oyj (a)	183,500	3,796,783
Nokian Renkaat Oyj (a)	5,250	92,392
Oko Bank (a)	4,800	77,732
Orion-Yhtyma Oyj (Class B) (a)	4,000	96,172
Outokumpu Oyj (a)	5,000	100,886
Rautaruukki Oyj (a)	4,200	154,691
Sampo Oyj (a)	19,500	409,569
Stora Enso Oyj (a)	26,400	405,233
Tietoenator Oyj (a)	4,080	159,218
UPM-Kymmene Oyj (a)	24,200	570,636
Wartsila Oyj	3,251	120,306
YIT Corp.	5,900	159,794

		7,423,434

France—8.9%
Accor S.A. (a)	8,527	489,603
Air France S.A. (a)	4,923	115,608
Air Liquide S.A. (a)	4,907	1,020,172
Alcatel S.A.	52,252	804,561
Alstom	4,640	386,752
Atos Origin S.A. (a)	2,917	215,895
Autoroutes du Sud de la France S.A. (a)	2,708	167,118
Autoroutes Paris	1,415	104,620
AXA S.A. (a)	65,070	2,272,542
BNP Paribas S.A. (a)	32,767	3,036,936
Bouygues S.A. (a)	7,985	422,497
Business Objects S.A.	2,531	91,924
Cap Gemini S.A. (a)	5,888	319,187
Carrefour S.A. (a)	24,165	1,281,728
Casino Guichard-Perrachon S.A. (a)	1,385	96,630
CNP Assurances S.A. (a)	2,058	207,223
Compagnie de Saint-Gobain S.A. (a)	13,215	920,721
Compagnie Générale des Etablissements Michelin (Class B) (a)	6,187	387,653
Credit Agricole S.A. (a)	25,452	986,937
Dassault Systemes S.A. (a)	3,191	182,355
Essilor International S.A.	4,786	425,828
France Telecom S.A.	73,703	1,653,939
Gaz de France	8,597	309,848
Groupe Danone (a)	10,303	1,258,044
Hermes International S.C.A. (a)	970	244,925
Imerys S.A. (a)	1,108	93,093
Klepierre S.A. (a)	1,393	173,383
L’Oreal S.A. (a)	13,007	1,142,534
Lafarge S.A. (a)	7,458	841,776

Security Description	Shares	Value

France—(Continued)
Lagardere S.C.A. (a)	4,929	$383,315
LVMH Moet Hennessy Louis Vuitton S.A.	11,069	1,082,093
Neopost S.A.	1,324	143,732
Pagesjaunes Groupe	5,214	146,067
Pernod Ricard S.A. (a)	3,264	624,572
Peugoet S.A. (a)	6,652	417,826
Pinault-Printemps-Redoute S.A. (a)	3,195	384,758
Publicis Groupe (a)	6,168	239,855
Renault S.A. (a)	7,859	832,999
Sagem S.A.	6,773	171,405
Sanofi-Aventis (a)	45,503	4,323,649
Schneider Electric S.A.	9,740	1,049,608
Scor	29,144	74,079
Societe Television Francaise 1 S.A. (a)	4,636	140,291
Société BIC S.A.	1,148	76,960
Société Générale (a)	15,370	2,305,513
Sodexho Alliance S.A. (a)	5,334	252,466
Suez S.A. (a)	43,504	1,713,686
Suez S.A.	4,872	59
Technip S.A. (a)	3,935	266,758
Thales S.A. (a)	3,003	133,254
Thomson S.A. (a)	10,757	212,100
Total S.A. (a)	23,991	6,315,357
Unibail S.A.	1,978	356,689
Valeo S.A. (a)	2,738	114,172
Veolia Environnement S.A. (a)	15,075	835,488
Vinci S.A. (a)	7,093	697,352
Vivendi Universal S.A. (a)	50,122	1,713,362
Zodiac S.A.	1,406	91,070

		44,752,567

Germany—6.5%
Adidas-Salomon AG (a)	2,436	480,839
Allianz AG (a)	16,789	2,798,529
Altana AG (a)	2,783	171,827
BASF AG (a)	23,364	1,829,774
Bayer AG	28,459	1,135,414
Beiersdorf AG	653	93,911
Celesio AG	2,068	195,429
Commerzbank AG	26,026	1,034,538
Continental AG	5,723	628,666
DaimlerChrysler AG	39,352	2,254,999
Deutche Postbank AG (a)	2,597	188,193
Deutsche Bank AG (a)	21,586	2,456,873
Deutsche Boerse AG (a)	4,460	641,839
Deutsche Lufthansa AG (a)	9,290	165,849
Deutsche Post AG	28,205	706,212
Deutsche Post AG	2,993	74,342
Deutsche Telekom AG	121,449	2,044,084
E.ON AG	27,227	2,987,689
Fresenius Medical Care AG (a)	2,813	335,350
Heidelberger Druckmaschinen AG (a)	2,301	101,359
Hochtief AG (a)	2,617	147,834
Hypo Real Estate Holding AG	6,570	448,297
Infineon Technologies AG (a)	31,404	322,675
IVG Immobilen AG	3,305	99,230

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Linde AG (a)	3,930	$340,703
MAN AG (a)	5,766	399,275
Merck KGaA	2,490	236,379
Metro AG (a)	6,117	312,400
Münchener Rückversicherungs-Gesellschaft AG (a)	8,524	1,206,313
Puma AG	499	188,381
RWE AG (a)	18,103	1,571,110
SAP AG	9,550	2,071,831
Schering AG (a)	7,211	749,014
Siemens AG	35,056	3,264,370
Suedzucker AG	3,162	81,591
ThyssenKrupp AG (a)	15,177	437,607
TUI AG (a)	10,215	199,912
Volkswagen AG (a)	7,827	589,480
Wincor Nixdorf AG	730	91,818

		33,083,936

Greece—0.6%
Alpha Bank A.E.	14,212	524,202
Coca-Cola Hellenic Bottling Co. S.A.	5,100	158,242
Commercial Bank of Greece	4,328	144,358
COSMOTE Mobile Telecommunications S.A.	5,940	137,294
EFG Eurobank Ergasias S.A.	8,560	329,195
Hellenic Telecommunications Organization S.A.	13,660	300,353
National Bank of Greece S.A.	12,345	583,074
OPAP S.A.	10,390	396,194
Piraeus Bank S.A.	8,250	249,631
Public Power Corp.	4,890	114,721
Titan Cement Co. S.A.	3,060	145,897

		3,083,161

Hong Kong—1.4%
Bank of East Asia, Ltd.	60,400	218,657
BOC Hong Kong Holdings, Ltd.	173,500	348,675
Cathay Pacific Airways, Ltd. (a)	54,000	94,585
Cheung Kong Holdings, Ltd.	66,000	696,647
CLP Holdings, Ltd.	79,600	463,652
Hang Lung Properties, Ltd.	85,000	161,376
Hang Seng Bank, Ltd. (a)	33,700	433,753
Henderson Land Development Co.	32,000	176,841
Hong Kong & China Gas Co., Ltd. (a)	183,046	440,018
Hong Kong Electric Co., Ltd	72,500	340,017
Hong Kong Exchanges & Clearing, Ltd.	46,000	276,420
Hopewell Holdings, Ltd.	46,000	133,360
Hutchison Whampoa, Ltd.	93,000	848,813
MTR Corp. (a)	84,000	189,318
New World Development Co., Ltd. (a)	136,000	237,838
PCCW, Ltd. (a)	249,340	163,802
Sino Land Co. (a)	80,000	115,139
Sun Hung Kai Properties, Ltd.	59,000	597,173
Swire Pacific, Ltd.	41,500	405,979
Techtronic Industries Co., Ltd.	46,500	83,432
The Link	93,141	201,490
The Wharf Holdings, Ltd.	59,000	215,989

		6,842,974

Security Description	Shares	Value

Ireland—0.8%
Allied Irish Banks, Plc.	39,961	$949,111
Bank of Ireland	42,306	785,765
C&C Group	14,200	96,234
CRH, Plc.	23,294	810,949
DCC, Plc.	5,274	122,568
Depfa Bank, Plc.	14,333	254,879
Eircom Group, Plc.	39,859	102,750
Elan Corp., Plc.	18,987	273,651
Iaws Group A	4,977	86,188
Independent News & Media, Plc.	35,107	113,192
Irish Life & Permanent, Plc.	11,864	284,105
Kerry Group, Plc.	6,210	148,954
Kingspan Group	5,568	84,910

		4,113,256

Italy—3.6%
Alleanza Assicurazioni S.p.A. (a)	19,805	234,917
Assicuraziono Generali S.p.A. (a)	42,422	1,594,601
Autogrill S.p.A. (a)	4,027	59,525
Autostrade S.p.A.	11,782	290,884
Banca Fideuram S.p.A. (a)	10,160	58,189
Banca Intesa S.p.A. (a)	170,414	1,015,872
Banca Intesa S.p.A.- RNC	37,628	212,305
Banca Monte dei Paschi di Siena S.p.A. (a)	59,270	332,812
Banca Nazionale del Lavoro S.p.A. (a)	47,963	169,485
Banca Popolare di Milano S.p.A.	15,605	183,618
Banche Popolari Unite S.c.ar.l. (a)	16,379	396,358
Banco Popolare di Verona e Novara S.c.ar.l.	18,247	481,373
Bulgari S.p.A. (a)	10,027	120,494
Capitalia S.p.A. (a)	72,237	599,075
Enel S.p.A. (a)	193,020	1,629,805
Eni S.p.A.	113,766	3,234,920
FIAT S.p.A. (a)	21,620	272,605
Finmeccanica S.p.A. (a)	12,746	288,853
Italcementi S.p.A.	1	24
Luxottica Group S.p.A.	7,313	200,795
Mediaset S.p.A. (a)	34,780	408,431
Mediobanca S.p.A. (a)	23,327	499,190
Mediolanum S.p.A. (a)	8,934	70,611
Pirelli & Co. S.p.A. (a)	110,803	105,394
San Paolo IMI S.p.A. (a)	50,438	898,530
Seat Pagine Gialle S.p.A. (a)	174,380	83,088
Snam Rete Gas S.p.A. (a)	41,749	184,091
T.E.R.N.A (a)	52,360	137,370
Telecom Italia S.p.A. (a)	463,231	1,350,893
Telecom Italia S.p.A.-RNC (a)	261,869	695,290
UniCredito Italiano S.p.A.	338,813	2,440,094

		18,249,492

Japan—24.3%
Acom Co., Ltd.	3,130	183,337
Advantest Corp. (a)	3,700	438,079
AEON Co., Ltd. (a)	27,800	672,941
Aeon Credit Service Co., Ltd.	5,400	163,010
Aiful Corp.	2,900	191,078
Aisin Seiki Co., Ltd.	8,500	330,072

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Ajinomoto Co., Inc.	28,000	$298,353
All Nippon Airways Co., Ltd.	20,000	72,733
Alps Electric Co., Ltd. (a)	8,000	128,666
Amada Co., Ltd.	21,000	228,630
Aoyama Trading Co., Ltd.	2,600	85,750
Asahi Breweries, Ltd. (a)	18,500	261,285
Asahi Glass Co., Ltd. (a)	47,000	700,952
Asahi Kasei Corp.	62,000	440,992
Astellas Pharma, Inc.	23,500	890,542
Bank of Kyoto	12,000	144,270
Benesse Corp. (a)	3,900	138,867
Bridgestone Corp.	30,000	624,371
Canon, Inc.	32,700	2,154,857
Casio Computer Co., Ltd. (a)	9,800	174,047
Central Japan Railway Co.	67	658,813
Chiyoda Corp. (a)	7,000	162,690
Chubu Electric Power Co., Inc.	24,900	622,637
Chugai Pharmaceutical Co., Ltd. (a)	12,900	233,310
Citizen Watch Co., Ltd. (a)	21,100	197,837
COMSYS Holdings	6,000	85,510
Credit Saison Co., Ltd.	6,800	373,979
CSK Corp. (a)	2,500	124,007
Dai Nippon Printing Co., Ltd	27,000	487,493
Daicel Chemical Industries, Ltd.	14,000	117,629
Daido Steel Co.	17,000	172,296
Daiichi Sankyo	30,300	688,893
Daikin Industries, Ltd.	10,300	359,202
Daimaru, Inc. (a)	11,000	161,726
Dainippon Ink & Chemicals, Inc.	41,000	152,265
Dainippon Screen Manufacturing Co., Ltd. (a)	9,000	95,163
Daito Trust Construction Co., Ltd. (a)	3,400	176,976
Daiwa House Industry Co., Ltd.	25,000	433,259
Daiwa Securities Group, Inc.	56,000	749,939
Denki Kagaku Kogyo K.K.	23,000	102,563
Denso Corp.	22,800	898,937
Dentsu, Inc.	80	289,615
Dowa Mining Co., Ltd. (a)	16,000	190,623
E Trade Securities (a)	66	151,749
East Japan Railway Co.	150	1,108,816
EBARA Corp. (a)	15,000	94,132
Eisai Co., Ltd.	11,200	487,113
Electric Power Development Co., Ltd.	7,200	227,693
FamilyMart Co., Ltd.	2,300	71,947
Fanuc, Ltd.	8,000	768,037
Fast Retailing Co., Ltd. (a)	2,400	234,240
Fuji Electric Holdings Co., Ltd.	24,000	130,634
Fuji Photo Film Co., Ltd.	22,400	746,228
Fujikura, Ltd. (a)	15,000	169,584
Fujitsu, Ltd. (a)	75,000	631,548
Hakuhodo Dy Holdings	1,200	100,203
Hikari Tsushin, Inc. (a)	1,200	83,346
Hino Motors, Ltd. (a)	9,000	56,453
Hirose Electric Co., Ltd.	1,200	168,410
Hitachi Chemical Co., Ltd.	4,300	123,241
Hitachi Construction Machinary, Ltd.	5,000	131,478
Hitachi, Ltd.	139,000	981,342
Hokkaido Electric Power Co., Inc.	7,300	156,232

Security Description	Shares	Value

Japan—(Continued)
Hokugin Financial Group, Inc.	60,000	$262,696
Honda Motor Co., Ltd.	34,200	2,112,479
Hoya Corp.	19,000	765,254
Ibiden Co. (a)	6,000	302,764
Index Corp. (a)	53	111,522
Inpex Corp. (a)	18	152,098
Isetan Co., Ltd. (a)	10,300	224,053
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	46,000	145,519
ITO EN, Ltd. (a)	3,000	104,775
Itochu Corp. (a)	65,000	557,201
JAFCO Co., Ltd. (a)	1,300	97,911
Japan Airlines System Corp. (a)	39,000	101,939
Japan Real Estate Investment Corp. (REIT) (a)	14	121,031
Japan Retail Fund Investment Corp. (REIT)	9	70,118
Japan Tobacco, Inc.	195	683,708
JFE Holding, Inc. (a)	24,700	994,691
JGC Corp.	10,000	196,336
JS Group Corp. (a)	12,300	263,804
JSR Corp.	8,400	249,288
JTEKT Corp.	8,900	177,328
Kajima Corp. (a)	39,000	243,037
Kamigumi Co., Ltd.	10,000	79,435
Kaneka Corp.	16,000	191,383
Kansai Paint Co. (a)	12,000	109,793
Kao Corp.	23,000	603,500
Kawasaki Heavy Industries, Ltd. (a)	53,000	185,623
Kawasaki Kisen Kaisha, Ltd. (a)	19,000	111,952
KDDI Corp.	108	576,973
Keihin Electric Express Railway Co., Ltd. (a)	20,000	163,615
Keio Electric Railway Co., Ltd. (a)	26,000	171,240
Keisei Electric Railway Co., Ltd. (a)	13,000	89,496
Keyence Corp.	1,540	398,866
Kintetsu Corp. (a)	80,120	311,772
Kirin Brewery Co., Ltd.	34,000	461,760
Kobe Steel, Ltd. (a)	118,000	447,225
KOMATSU, Ltd.	42,000	799,502
Konami Corp. (a)	3,400	85,467
Konica Minolta Holdings, Inc.	20,500	261,061
Kubota Corp. (a)	48,000	516,926
Kuraray Co., Ltd. (a)	19,000	222,930
Kurita Water Industries, Ltd. (a)	5,500	117,500
Kyocera Corp.	7,100	623,965
Kyowa Hakko Kogyo Co., Ltd. (a)	16,000	116,642
Kyushu Electric Power Co., Inc. (a)	16,600	373,567
Lawson, Inc.	2,400	90,129
Leopalace21 Corp.	6,600	247,376
Makita Corp.	4,500	138,475
Marubeni Corp. (a)	55,000	287,247
Marui Co., Ltd.	14,000	276,017
Matsushita Electric Industrial Co., Ltd.	90,000	1,989,263
Matsushita Electric Works, Ltd.	19,000	227,630
Mediceo Paltac Holdings Co., Ltd.	6,400	103,213
Millea Holdings, Inc.	66	1,299,486
Mineba Co., Ltd. (a)	18,000	124,081
Mitsubishi Chemical Holdings	53,500	329,277
Mitsubishi Corp.	58,800	1,336,201
Mitsubishi Electric Corp.	82,000	694,583

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Estate Co., Ltd.	47,000	$1,113,148
Mitsubishi Gas & Chemical Co., Inc.	18,000	218,775
Mitsubishi Heavy Industries, Ltd.	132,000	626,746
Mitsubishi Logistics Corp. (a)	6,000	95,739
Mitsubishi Materials Corp. (a)	52,000	277,385
Mitsubishi Rayon Co., Ltd. (a)	23,000	188,028
Mitsubishi Securities (a)	14,000	224,391
Mitsubishi Tokyo Financial Group, Inc.	370	5,621,945
Mitsui & Co., Ltd. (a)	68,000	981,308
Mitsui Chemicals, Inc. (a)	29,000	213,304
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	32,000	103,683
Mitsui Fudosan Co., Ltd.	35,000	801,945
Mitsui Mining & Smelting Co., Ltd.	30,000	209,633
Mitsui OSK Lines, Ltd.	47,000	317,231
Mitsui Sumitomo Insurance Co., Ltd.	53,000	719,546
Mitsui Trust Holdings, Inc.	24,000	350,128
Mitsukoshi, Ltd. (a)	18,000	115,229
Mizuho Financial Group, Inc.	420	3,429,488
Murata Manufacturing Co., Ltd.	8,900	601,485
Namco Bandai Holdings	9,800	133,906
NEC Corp.	84,000	589,464
NGK Insulators, Ltd. (a)	13,000	190,568
NGK Spark Plug Co., Ltd.	8,000	186,228
NHK Spring Co., Ltd. (a)	8,000	101,071
Nidec Corp. (a)	4,600	375,878
Nikko Cordial Corp.	35,500	586,530
Nikon Corp. (a)	12,000	214,703
Nintendo Co., Ltd.	4,400	656,534
Nippon Building Fund, Inc. (REIT)	17	156,984
Nippon Electronic, Inc.	9,000	223,294
Nippon Express Co., Ltd. (a)	38,000	215,203
Nippon Meat Packers, Inc.	11,000	114,963
Nippon Mining Holdings, Inc.	31,500	265,208
Nippon Oil Corp. (a)	57,000	445,978
Nippon Sheet Glass Co., Ltd. (a)	24,000	133,467
Nippon Steel Corp.	268,000	1,036,120
Nippon Telephone & Telegraph Corp.	226	970,552
Nippon Unipac Holding	49	211,422
Nippon Yusen Kabushiki Kaisha (a)	45,000	274,304
Nissan Chemical Industries, Ltd. (a)	8,000	135,521
Nissan Motor Co., Ltd.	98,300	1,165,795
Nisshin Seifun Group, Inc.	13,000	132,581
Nisshin Steel Co., Ltd. (a)	54,000	186,802
Nisshinbo Industries, Inc.	8,000	89,233
Nissin Food Products Co., Ltd.	5,000	154,286
Nitori Co., Ltd.	1,850	95,858
Nitto Denko Corp.	7,800	660,714
NOK Corp. (a)	6,100	163,937
Nomura Holdings, Inc.	79,700	1,774,455
Nomura Research Institute, Ltd.	900	109,974
NSK, Ltd. (a)	18,000	155,975
NTN Corp. (a)	20,000	158,198
NTT Data Corp. (a)	62	297,554
NTT DoCoMo, Inc. (a)	763	1,124,205
NTT Urban Development Corp. (a)	12	103,782
Obayashi Corp.	28,000	227,091
Odakyu Electric Railway Co., Ltd. (a)	27,000	166,699

Security Description	Shares	Value

Japan—(Continued)
OJI Paper Co., Ltd. (a)	39,000	$239,358
Olympus Corp.	12,000	350,887
Omron Corp.	9,000	257,882
Onward Kashiyama Co., Ltd.	5,000	88,163
Oriental Land Co., Ltd. (a)	2,600	150,512
ORIX Corp.	3,700	1,144,083
Osaka Gas Co., Ltd. (a)	84,000	304,747
Pioneer Corp. (a)	6,600	106,431
Promise Co., Ltd.	3,750	226,396
Rakuten, Inc. (a)	210	190,555
Resona Holdings, Inc. (a)	200	686,766
Ricoh Co., Ltd.	30,000	584,991
Rohm Co., Ltd.	4,700	493,011
Ryohin Keikaku Co., Ltd.	1,200	100,439
Sankyo Co., Ltd.	2,800	191,444
Santen Pharm Co.	3,600	86,767
Sanyo Electric Co., Ltd. (a)	70,000	191,976
SBI Holdings, Inc. (a)	356	201,078
Secom Co., Ltd.	9,000	459,846
Sega Sammy Holdings, Inc.	6,400	259,397
Seiko Epson Corp. (a)	5,000	137,738
Sekisui Chemical Co., Ltd. (a)	20,000	169,047
Sekisui House, Ltd.	21,000	312,612
Seven & I Holdings Co., Ltd.	35,500	1,402,775
Sharp Corp. (a)	41,000	724,860
Shimamura Co., Ltd. (a)	900	104,482
Shimano, Inc. (a)	4,600	137,928
Shimizu Corp. (a)	29,000	210,322
Shin-Etsu Chemical Co., Ltd.	17,000	920,960
Shinko Securities (a)	24,000	132,908
Shinsei Bank, Ltd.	40,000	279,409
Shionogi & Co., Ltd. (a)	15,000	246,003
Shiseido Co., Ltd. (a)	16,000	296,697
Showa Denko K.K. (a)	52,000	230,620
Showa Shell Sekiyu K.K. (a)	9,900	112,036
SMC Corp.	2,600	404,321
Softbank Corp. (a)	31,500	921,869
Sojitz Corp. (a)	16,800	99,151
Sompo Japan Insurance, Inc.	36,000	522,041
Sony Corp. (a)	43,300	1,991,762
Stanley Electric Co., Ltd. (a)	9,200	195,787
Sumco Corp.	2,300	123,264
Sumitomo Chemical Co., Ltd. (a)	64,000	520,553
Sumitomo Corp.	47,000	667,988
Sumitomo Electric Industries, Ltd. (a)	31,000	490,237
Sumitomo Heavy Industries, Ltd. (a)	25,000	239,774
Sumitomo Metal Industries, Ltd.	176,000	753,637
Sumitomo Metal Mining Co., Ltd.	27,000	375,968
Sumitomo Mitsui Financial Group, Inc. (a)	258	2,842,668
Sumitomo Realty & Development Co., Ltd. (a)	16,000	441,980
Sumitomo Rubber	8,000	104,198
Suzuken Co., Ltd.	2,300	71,847
T&D Holdings, Inc.	9,750	763,098
Taiheiyo Cement Corp. (a)	42,000	202,635
Taisei Corp.	39,000	186,505
Taisho Pharmaceutical Co., Ltd. (a)	8,000	161,011
Taiyo Nippon Sanso Corp.	14,000	103,260

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Taiyo Yuden Co., Ltd. (a)	6,000	$95,127
Takashimaya Co., Ltd. (a)	12,000	182,570
Takeda Pharmaceutical Co., Ltd. (a)	38,500	2,188,099
Takefuji Corp.	4,610	288,853
Tanabe Seiyaku Co. (a)	11,000	121,692
TDK Corp.	5,300	397,920
Teijin, Ltd. (a)	36,000	238,992
Teikoku Oil Co., Ltd.	10,000	120,434
Terumo Corp.	8,100	265,705
The 77 Bank, Ltd.	16,000	123,034
The Bank of Fukuoka, Ltd. (a)	23,000	193,224
The Bank of Yokohama, Ltd.	54,000	441,407
The Chiba Bank, Ltd.	29,000	257,403
The Furukawa Electric Co., Ltd.	30,000	248,324
The Gunma Bank, Ltd.	21,000	158,462
The Joyo Bank, Ltd.	32,000	224,643
The Kansai Electric Power Co., Inc. (a)	35,300	782,445
The Nishi-Nippon Bank, Ltd.	22,000	119,734
The Shizuoka Bank, Ltd. (a)	27,000	271,400
The Sumitomo Trust & Banking Co., Ltd.	56,000	646,850
The Suruga Bank, Ltd.	13,000	175,395
The Tokyo Electric Power, Ltd.	49,900	1,241,411
THK Co., Ltd.	6,000	192,329
Tobu Railway Co., Ltd. (a)	31,000	162,684
Toho Co., Ltd. (a)	8,000	153,964
Tohoku Electric Power Co., Inc. (a)	20,300	437,910
Tokuyama Corp. (a)	10,000	169,276
Tokyo Electron, Ltd. (a)	7,700	530,220
Tokyo Gas Co., Ltd. (a)	101,000	440,992
Tokyo Steel Manufacturing Co., Ltd.	5,400	109,421
Tokyo Tatemono Co. (a)	11,000	119,767
Tokyu Corp. (a)	47,000	316,009
Tokyu Land Corp.	15,000	133,833
TonenGeneral Sekiyu K.K. (a)	12,000	121,776
Toppan Printing Co., Ltd. (a)	25,000	344,409
Toray Industries, Inc. (a)	58,000	474,061
Toshiba Corp. (a)	128,000	742,407
Tosoh Corp. (a)	27,000	134,599
Toto, Ltd. (a)	12,000	111,020
Toyo Seikan Kaisha, Ltd. (a)	8,000	144,782
Toyobo Co., Ltd. (a)	27,000	83,334
Toyota Industries Corp. (a)	8,100	330,311
Toyota Motor Corp.	126,100	6,851,664
Toyota Tsusho Corp. (a)	7,000	189,318
Trend Micro, Inc. (a)	4,000	140,084
Ube Industries, Ltd.	39,000	114,737
Uni-Charm Corp. (a)	2,400	117,523
UNY Co., Ltd.	6,000	95,786
Ushio, Inc. (a)	7,000	166,478
West Japan Railway Co.	77	324,375
Yahoo! Japan Corp. (a)	672	409,249
Yakult Honsha Co., Ltd. (a)	7,000	167,620
Yamada Denki Co., Ltd. (a)	3,500	401,304
Yamaha Corp. (a)	8,100	142,817
Yamaha Motor Co., Ltd.	10,200	251,715
Yamato Holdings Co., Ltd. (a)	17,000	347,291
Yaskawa Electric Corp. (a)	10,000	112,714

Security Description	Shares	Value

Japan—(Continued)
Yokogawa Electric Corp. (a)	8,100	$143,905
Zeon Corp.	8,000	102,970

		122,807,975

Luxembourg—0.2%
Arcelor S.A.	21,937	863,562
Stolt Offshore Co.	9,600	148,676

		1,012,238

Netherlands—3.6%
ABN AMRO Holdings NV	78,051	2,331,304
Aegon NV	62,160	1,146,259
Akzo Nobel NV (a)	11,384	602,946
ASML Holding NV (c)	19,901	403,892
Buhrmann NV (a)	5,632	99,153
Corio NV	2,452	158,009
DSM NV	6,294	286,635
Euronext NV	3,546	291,168
European Aeronautic Defense & Space Co.	11,647	489,709
Getronics NV (a)	5,753	69,479
Hagemeyer NV (a)	22,992	115,438
Heineken NV	10,728	405,683
ING Groep NV	81,822	3,220,849
James Hardie Industries NV	27,250	184,172
Koninklijke Ahold NV	64,989	506,073
Koninklijke KPN NV	84,260	947,928
Koninklijke Numico NV	6,791	300,055
Koninklijke Philips Electronics NV	56,793	1,913,522
Qiagen NV	4,617	67,967
Randstad Holding NV	1,866	110,286
Reed Elsevier NV (a)	30,654	438,900
Rodamco Europe NV	1,821	182,581
SBM Offshore NV	1,921	192,373
STMicroelectronics NV	29,883	550,205
TNT NV	18,198	627,881
Unilever NV	24,655	1,706,957
Vedior NV (a)	6,643	129,819
VNU NV	10,581	343,566
Wereldhave NV	1,209	135,730
Wolters Kluwer NV	14,000	347,982

		18,306,521

New Zealand—0.2%
Fletcher Building, Ltd.	57,403	312,211
Telecom Corp. of New Zealand, Ltd.	133,363	451,941

		764,152

Norway—0.7%
DnB NOR ASA (a)	32,130	432,036
Norsk Hydro ASA (a)	6,240	860,235
Norske Skogindustrier ASA (a)	9,200	155,099
Orkla ASA (a)	8,650	427,389
Petroleum Geo-Services (a)	3,340	154,837
Prosafe ASA	1,950	101,520
Statoil ASA (a)	28,750	818,092

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Storebrand ASA (a)	11,400	$126,843
Telenor ASA	40,300	433,424
Yara International ASA (a)	10,000	158,840

		3,668,315

Portugal—0.3%
Banco BPI S.A.	19,546	138,981
Banco Comercial Portugues S.A.	90,981	289,603
Banco Espirito Santo S.A. (a)	5,129	93,410
Brisa-Auto Estradas de Portugal S.A. (a)	19,503	191,594
Energias de Portugal S.A. (a)	93,497	366,277
Portugal Telecom, SGPS, S.A.	36,975	448,844

		1,528,709

Singapore—0.8%
Capitaland, Ltd. (a)	66,000	197,429
City Developments, Ltd.	28,000	186,651
ComfortDelGro Corp., Ltd.	178,000	184,689
DBS Group Holdings, Inc.	52,978	533,697
Fraser & Neave, Ltd.	16,400	200,475
Keppel Corp., Ltd. (a)	29,000	247,207
Overseas Chinese Bank	122,880	508,293
Singapore Airlines, Ltd.	34,000	293,602
Singapore Exchange, Ltd.	57,000	140,760
Singapore Press Holdings, Ltd.	93,250	259,136
Singapore Technologies Engineering, Ltd. (a)	79,000	151,337
Singapore Telecommunications, Ltd.	315,650	516,229
United Overseas Bank, Ltd.	55,392	533,860
Venture Corp., Ltd. (a)	19,000	150,079

		4,103,444

Spain—3.6%
Abertis Infraestructuras S.A. (a)	9,909	256,203
Acciona S.A. (a)	1,601	249,069
Acerinox S.A. (a)	7,712	126,083
ACS, Actividades de Construccion & Servicios S.A.	10,808	418,923
Altadis S.A. (a)	12,473	557,729
Antena 3 TV (a)	3,400	87,417
Banco Bilbao Vizcaya Argentaria S.A. (a)	148,471	3,091,730
Banco Popular Espanol S.A. (a)	37,649	553,443
Banco Santander Central Hispano S.A.	259,913	3,792,947
Cintra Conces, Plc. (a)	8,063	104,419
Corporacion Mapfre S.A.	4,847	98,405
Endesa S.A. (a)	42,491	1,368,351
Fomento de Construcciones & Contratas S.A.	1,837	135,827
Gamesa Corporacion Tecnologica S.A. (a)	8,235	158,171
Gas Natural SDG S.A. (a)	7,562	218,633
Grupo Ferrovial S.A. (a)	3,394	273,450
Iberdrola S.A.	35,053	1,127,909
Indra Sistemas S.A.	7,404	150,167
Industria de Diseno Textil S.A.	9,525	366,206
Inmobilia Colonial	1,359	95,393
Metrovacesa S.A. (a)	2,474	209,795
Repsol YPF S.A.	39,532	1,118,541
Sacyr Vallehermoso S.A. (a)	6,221	211,543

Security Description	Shares	Value

Spain—(Continued)
Telefonica S.A.	193,915	$3,034,928
Union Fenosa S.A.	10,887	412,984

		18,218,266

Sweden—2.3%
Alfa Laval AB (a)	4,300	115,611
Assa Abloy AB (Series B) (a)	15,700	290,231
Atlas Copco AB (Series A) (a)	14,700	411,738
Atlas Copco AB (Series B)	10,200	265,469
Electrolux AB (a)	13,400	383,835
Eniro AB (a)	10,300	118,738
Gambro AB	10,800	128,896
Getinge AB (Class B) (a)	9,500	153,329
Hennes & Mauritz AB (Series B) (a)	22,550	819,735
Holmen AB (Series B) (a)	2,500	105,533
Lundin Petroleum (a)	9,000	103,949
Modern Times Group AB (Class B)	2,450	114,781
Nordea Bank AB (a)	97,162	1,198,584
Sandvik AB (a)	9,350	552,163
Scania AB (Series B) (a)	4,300	186,264
Securitas AB (a)	13,000	249,763
Skandinaviska Enskilda Banken AB (a)	23,100	571,223
Skanska AB (a)	19,700	321,410
SKF AB (a)	18,000	293,006
SSAB	3,000	143,575
Svenska Cellulosa AB (a)	9,100	398,951
Svenska Handelsbanken AB (a)	22,600	627,219
Swedish Match AB (a)	14,600	199,266
Tele2 AB (a)	18,100	213,680
Telefonaktiebolaget LM Ericsson (Class B)	653,800	2,474,471
TeliaSonera AB	86,764	518,878
Trelleborg AB	4,600	106,900
Volvo AB	4,500	205,568
Volvo AB (Series B) (a)	10,200	476,324

		11,749,090

Switzerland—6.2%
ABB, Ltd.	86,906	1,092,730
Adecco S.A.	5,399	300,696
Ciba Specialty Chemicals AG (a)	3,545	211,217
Clariant AG	12,901	199,408
Credit Suisse Group	53,116	2,970,796
Geberit AG	184	175,127
Givaudan AG (a)	317	243,082
Holcim, Ltd.	7,740	614,904
Kuehne & Nagel International AG	509	164,573
Logitech International S.A.	3,100	123,117
Lonza Group AG (a)	1,509	103,187
Nestle S.A.	17,622	5,219,016
Nobel Biocare Holding AG	917	203,712
Novartis AG	101,619	5,638,348
Phonak Holding AG (a)	1,750	99,370
PSP Swiss Property	1,740	86,453
Rieter Holdings AG	216	85,856
Roche Holding AG	30,690	4,558,932
Serono S.A. (Class B)	303	210,743

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
SGS S.A. (a)	176	$162,718
Straumann Holding AG (a)	318	72,299
Sulzer AG	153	104,038
Swatch Group AG	3,574	124,178
Swatch Group AG (Class B)	1,638	274,405
Swiss Reinsurance Co.	13,985	974,163
Swisscom AG	826	266,941
Syngenta AG	4,682	656,509
UBS AG	45,159	4,934,355
Zurich Financial Services AG	6,239	1,460,398

		31,331,271

United Kingdom—22.5%
3i Group, Plc.	25,081	408,941
Aegis Group, Plc.	38,895	92,286
Alliance Unichem, Plc.	9,863	153,182
AMEC, Plc.	19,748	138,088
Amvescap, Plc.	28,888	269,123
Anglo American, Plc.	61,109	2,364,925
ARM Holdings, Plc.	54,960	126,303
Arriva, Plc.	7,903	84,299
Associated British Portfolios Holdings, Plc.	14,900	186,921
AstraZeneca, Plc.	68,719	3,453,156
Aviva, Plc.	102,001	1,414,697
BAA, Plc.	46,303	665,884
BAE Systems, Plc.	138,539	1,011,235
Balfour Beatty, Plc.	23,744	153,249
Barclays, Plc.	281,981	3,295,078
Barratt Developments, Plc.	11,202	205,173
BBA Group, Plc.	25,670	125,040
Bellway, Plc.	4,518	96,654
Berkeley Group Holdings	4,020	82,648
BG Group, Plc.	154,740	1,927,458
BHP Billiton, Plc.	108,601	1,999,191
BOC Group, Plc.	22,444	602,557
Boots Group, Plc.	20,213	251,653
Bovis Homes Group	5,148	79,987
BP, Plc.	899,471	10,315,915
Brambles Industries, Plc.	29,427	219,904
British Airways, Plc.	21,657	132,374
British America Tobacco, Plc.	67,985	1,645,365
British Land Co., Plc.	24,653	530,737
British Sky Broadcasting Group, Plc.	49,274	460,666
Brixton, Plc.	11,049	94,243
BT Group, Plc.	366,866	1,417,362
Bunzl, Plc.	17,535	207,751
Burberry Group, Plc.	21,038	168,999
Cable & Wireless, Plc.	102,250	193,786
Cadbury Schweppes, Plc.	92,853	922,942
Capita Group, Plc.	31,881	254,124
Carnival, Plc.	7,379	361,594
Cattles, Plc.	11,534	73,546
Centrica, Plc.	162,561	793,799
Close Brothers Group, Plc.	5,056	93,294
Cobham, Plc.	45,040	146,736
Compass Group, Plc.	100,636	398,119

Security Description	Shares	Value

United Kingdom—(Continued)
Corus Group, Plc.	176,239	$269,858
Daily Mail & General Trust, Plc.	11,302	136,088
De la Rue, Plc.	7,654	74,009
Diageo, Plc.	124,752	1,961,733
Dixons Group, Plc.	76,665	245,373
Electrocomponents, Plc.	16,808	81,658
EMAP, Plc.	9,884	150,538
EMI Group, Plc.	31,155	136,755
Enterprise Inns, Plc.	16,706	275,627
First Choice Holidays	19,553	72,931
FirstGroup, Plc.	14,542	107,183
Friends Provident, Plc.	93,952	339,602
Gallaher Group	27,285	396,744
George Wimpey, Plc.	20,896	202,451
GKN, Plc.	39,679	228,887
GlaxoSmithKline, Plc.	254,458	6,635,896
Group for Securicor, Inc.	42,313	138,756
GUS, Plc.	40,206	733,424
Hammerson, Plc.	13,769	296,008
Hanson, Plc.	35,035	457,669
Hays, Plc.	70,144	197,263
HBOS, Plc.	168,884	2,813,808
Hilton Group, Plc.	72,907	492,003
HSBC Holdings, Plc.	492,710	8,248,424
ICAP, Plc.	18,682	144,589
IMI, Plc.	19,184	188,391
Imperial Chemical Industries, Plc.	58,839	353,128
Imperial Tobacco Group, Plc.	30,315	897,040
Inchcape, Plc.	3,038	136,965
Intercontinental Hotels	18,419	300,333
International Power, Plc.	73,371	359,758
Intertek Group, Plc.	6,257	89,276
Invensys, Plc.	256,503	102,350
Johnson Matthey, Plc.	8,551	207,055
Kelda Group, Plc.	19,060	260,722
Kesa Electricals, Plc.	27,443	148,553
Kingfisher, Plc.	100,939	418,711
Land Securities Group, Plc.	20,412	682,303
Legal & General Group, Plc.	280,862	691,227
Liberty International, Plc.	9,441	192,376
Lloyds TSB Group, Plc.	241,494	2,311,704
LogicaCMG, Plc.	51,317	174,264
London Stock Exchange Plc.	10,312	188,724
Man Group, Plc.	13,407	572,890
Marks & Spencer Group, Plc.	72,166	695,588
Meggitt, Plc.	22,314	134,601
Misys, Plc.	21,309	82,994
Mitchells & Butlers, Plc.	19,201	158,915
National Express Group, Plc.	5,547	90,942
National Grid	119,454	1,186,355
Next, Plc.	10,683	304,563
Old Mutual, Plc.	237,600	828,848
Pearson, Plc.	37,340	516,757
Persimmon, Plc.	11,884	273,517
Pilkington, Plc.	60,503	169,703
Provident Financial, Plc.	13,879	169,785
Prudential, Plc.	108,297	1,256,688

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Punch Taverns, Plc.	10,056	$146,698
Rank Group, Plc.	33,378	130,299
Reckitt Benckiser, Plc.	26,545	932,940
Reed Elsevier, Plc.	55,180	527,520
Rentokil Initial, Plc.	76,753	207,479
Resolution, Plc.	8,490	98,563
Reuters Group, Plc.	62,100	427,144
Rexam, Plc.	27,877	269,536
Rio Tinto, Plc.	46,112	2,373,123
Rolls-Royce Group, Plc.	3,799,356	6,722
Rolls-Royce Group, Plc.	70,620	560,750
Rolls-Royce Group, Plc. (Class B)	2,358,708	4,091
Royal & Sun Alliance Insurance Group, Plc.	119,243	285,815
Royal Bank of Scotland Group, Plc.	138,851	4,507,624
Royal Dutch Shell (A Shares)	171,563	5,351,570
Royal Dutch Shell (B Shares)	120,383	3,909,569
SABMiller, Plc.	38,439	757,577
Sage Group, Ltd.	61,607	294,168
Sainsbury Co.	61,769	355,867
Schroders, Plc.	4,373	90,194
Scottish & Newcastle, Plc.	31,697	285,596
Scottish & Southern Energy, Plc.	36,716	720,953
Scottish Power, Plc.	79,445	802,064
Serco Group, Plc.	26,863	146,614
Severn Trent, Plc.	16,848	326,110
Signet Group, Plc.	90,531	172,012
Slough Estates, Plc.	21,877	252,832
Smith & Nephew, Plc.	43,712	386,651
Smiths Group, Plc.	25,283	431,169
Stagecoach Group, Plc.	29,429	58,642
Tate & Lyle, Plc.	20,205	200,152
Taylor Woodrow, Plc.	30,813	215,447
Tesco, Plc.	342,617	1,959,938
TI Automotive, Ltd. (b)	11,100	0
Tomkins, Plc.	30,300	176,596
Travis Perkins	4,822	139,627
Trinity Mirror, Plc.	11,804	116,372
Unilever, Plc.	122,763	1,253,155
United Utilities, Plc.	40,354	481,947
UTD Business Media	10,472	131,478
Vodafone Group, Plc.	2,688,818	5,611,003
Whitbread	10,230	210,505
William Hill, Plc.	16,542	172,048
Wolseley, Plc.	25,957	635,501
WPP Group, Plc.	51,215	612,423
Yell Group, Plc.	35,479	335,116

		113,672,487

United States—4.0%
iShares MSCI EAFE Index Fund	309,400	20,086,248
Synthes, Inc. (c)	1,887	205,955

		20,292,203

Total Common Stock (Identified Cost $349,646,882)		498,253,635

Preferred Stock—0.5%

Security Description	Shares	Value

Australia—0.3%
Centro Properties Group	32,700	$150,870
CFS Gandel Retail Trust	100,244	139,299
General Property Trust	81,936	241,371
Investa Property Group	66,456	102,278
Macquarie Infrastructure Group	107,767	292,330
Stockland	56,289	269,520

		1,195,668

Germany—0.2%
Henkel KGAA	2,804	326,871
Porsche AG	387	369,668
RWE AG	1,372	106,805
Volkswagen AG	4,726	258,380

		1,061,724

Switzerland—0.0%
Schindler Holdings AG (a)	1,940	103,191

Total Preferred Stock (Identified Cost $1,612,735)		2,360,583

Rights—0.4%

Belgium—0.4%
Fortis S.A.	50,928	1,814,084

France—0.0%
Vinci SA (c)	7,093	15,193

Total Rights (Identified Cost $1,156,660)		1,829,277

Units—0.2%

Australia—0.0%
Macquarie Office Trust	101,599	99,564

Ireland—0.0%
Grafton Group, Plc.	10,061	131,880

Switzerland—0.2%
Compagnie Financière Richemont AG	22,334	1,068,353

Total Units (Identified Cost $690,607)		1,299,797

Warrants—0.0%

Switzerland—0.0%
Syngenta AG (c)	4,682	5,876

Total Warrants (Identified Cost $1,716)		5,876

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Short Term Investments—0.0%

Security Description	Face Amount	Value

United States—0.0%
Federal Home Loan Bank	$150,000	$149,905

Total Short Term Investments (Identified Cost $149,905)		149,905

Total Investments—99.7% (Identified Cost $353,258,505) (d)		503,899,073
Other assets less liabilities		1,303,038

Total Net Assets—100%		$505,202,111

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $96,957,317 and the collateral received consisted of cash in the amount of $104,151,376.
(b)	Zero Valued Security.
(c)	Non-Income Producing.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $353,258,505 and the composition of unrealized appreciation and depreciation of investment securities was $156,280,180 and $(5,639,605), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of March 31, 2006	Percentage of Total Net Assets
Commercial Banks	17.0%
Oil, Gas & Consumable Fuels	7.5%
Pharmaceuticals	6.4%
Insurance	4.5%
Mutual Funds	4.0%
Metals & Mining	3.8%
Diversified Financial Services	3.6%
Diversified Telecommunication Services	3.4%
Automobiles	3.0%
Electric Utilities	2.9%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—97.0% of Total Net Assets

Security Description	Shares	Value

Australia—0.3%
Macquarie Airports (a)	350,301	$844,742

Bermuda—0.3%
Everest Re Group, Ltd.	9,800	915,026

Brazil—0.9%
Empresa Brasileira de Aeronautica S.A. (ADR)	72,300	2,664,255

Canada—1.7%
Husky Energy, Inc.	59,500	3,603,356
Manulife Financial Corp.	25,500	1,601,346

		5,204,702

Cayman Islands—3.2%
ACE, Ltd.	34,900	1,815,149
GlobalSantaFe Corp.	49,200	2,988,900
Transocean, Inc. (b)	49,400	3,966,820
XL Capital, Ltd. (Class A)	16,400	1,051,404

		9,822,273

Denmark—0.3%
Novo Nordisk A/S	12,400	771,056

Finland—0.5%
Fortum Oyj (a)	67,200	1,695,359

France—5.7%
JC Decaux S.A. (a)	37,589	1,018,980
LVMH Moet Hennessy Louis Vuitton S.A.	36,961	3,624,164
Sanofi-Aventis (a)	52,322	4,986,579
Société Générale	21,571	3,245,429
Technip S.A. (a)	52,280	3,554,813
Total S.A. (a)	5,082	1,341,814

		17,771,779

Germany—4.1%
Allianz AG (a)	20,582	3,441,126
Bayerische Motoren Werke AG (a)	49,041	2,702,796
SAP AG (a)	15,742	3,425,459
Siemens AG (a)	35,201	3,287,759

		12,857,140

Hong Kong—0.8%
Hong Kong & China Gas Co., Ltd.	614,000	1,475,955
Hutchison Whampoa, Ltd.	108,000	985,706

		2,461,661

India—3.1%
Hindustan Lever, Ltd.	428,000	2,596,490
ICICI Bank, Ltd. (ADR) (a)	38,600	1,068,448
Infosys Technologies, Ltd.	53,800	3,595,821
Zee Telefilms, Ltd.	415,500	2,235,859

		9,496,618

Security Description	Shares	Value

Ireland—0.4%
Anglo Irish Bank Corp., Plc.	79,541	$1,311,259

Italy—0.2%
Bulgari S.p.A.	39,500	476,103

Japan—11.0%
Canon, Inc.	15,900	1,052,189
Chugai Pharmaceutical Co., Ltd. (a)	57,800	1,049,776
Credit Saison Co., Ltd.	36,800	2,032,414
Fanuc, Ltd.	9,600	925,527
Hoya Corp.	50,000	2,022,311
JGC Corp. (a)	37,000	729,502
Kao Corp.	41,000	1,080,336
KDDI Corp.	579	3,106,247
Keyence Corp.	6,380	1,659,406
Kyocera Corp.	9,100	803,099
Murata Manufacturing Co., Ltd.	38,200	2,592,532
Nidec Corp. (a)	12,500	1,025,710
Nintendo Co., Ltd.	8,200	1,228,695
Resona Holdings, Inc. (a)	424	1,462,078
Shionogi & Co., Ltd. (a)	146,000	2,404,516
Shiseido Co., Ltd. (a)	75,130	1,399,047
Sony Corp. (a)	86,147	3,979,381
Square Enix Co., Ltd. (a)	54,100	1,400,025
Takeda Pharmaceutical Co., Ltd.	24,800	1,415,415
Toyota Motor Corp.	51,500	2,810,050

		34,178,256

Mexico—1.8%
Fomento Economico Mexicano S.A. de C.V.	219,700	2,006,307
Grupo Modelo S.A. de C.V.	298,300	1,094,779
Grupo Televisa S.A. (ADR)	130,000	2,587,000

		5,688,086

Netherlands—2.2%
European Aeronautic Defense & Space Co.	78,967	3,330,256
Koninklijke Philips Electronics NV	103,108	3,484,489

		6,814,745

Norway—0.3%
Tandberg ASA (a)	107,600	973,378

Panama—0.9%
Carnival Corp.	61,500	2,913,255

Portugal—0.3%
Energias de Portugal S.A.	269,277	1,058,081

Singapore—0.4%
Singapore Press Holdings, Ltd.	453,000	1,260,649

South Korea—2.4%
Hyundai Heavy Industries Co., Ltd.	17,390	1,515,067
Samsung Electronics Co., Ltd.	4,645	3,003,649
SK Telecom Co., Ltd. (ADR)	118,600	2,797,774

		7,316,490

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Spain—0.7%
Industria de Diseno Textil S.A.	58,100	$2,240,499

Sweden—4.7%
Hennes & Mauritz AB (Series B) (a)	129,100	4,708,406
Investor AB	63,286	1,150,522
Telefonaktiebolaget LM Ericsson (Class B)	2,277,200	8,646,875

		14,505,803

Switzerland—3.0%
Credit Suisse Group	63,800	3,579,861
Novartis AG	30,271	1,685,007
Roche Holding AG	23,404	3,487,822
Syngenta AG	4,189	589,275

		9,341,965

Taiwan—0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	903,097	1,781,170

United Kingdom—12.1%
3i Group, Plc.	85,375	1,395,796
BP, Plc. (ADR)	39,100	2,695,554
Burberry Group, Plc.	118,043	950,810
Cadbury Schweppes, Plc.	307,581	3,065,584
Diageo, Plc.	19,620	309,362
GUS, Plc.	53,333	975,518
HSBC Holdings, Plc.	177,717	2,971,636
Pearson, Plc.	127,432	1,768,341
Prudential, Plc.	225,732	2,626,512
Reckitt Benckiser, Plc.	152,628	5,378,737
Royal Bank of Scotland Group, Plc.	139,535	4,542,104
RT Group, Plc. (b) (c) (d)	282,264	0
Smith & Nephew, Plc.	200,778	1,780,777
Tesco, Plc.	257,630	1,477,764
Vodafone Group, Plc.	3,171,722	6,636,658
WPP Group, Plc.	83,365	999,570

		37,574,723

United States—35.1%
3M Co.	39,200	2,967,048
Adobe Systems, Inc. (b)	48,100	1,679,652
Advanced Micro Devices, Inc. (b)	177,300	5,879,268
Affymetrix, Inc. (a)	29,500	971,435
Altera Corp. (b)	68,000	1,403,520
Altria Group, Inc.	10,000	708,600
Amazon.com, Inc. (a) (b)	21,500	784,965
American Express Co.	33,900	1,781,445
Amgen, Inc. (b)	34,300	2,495,325
AtheroGenics, Inc. (a) (b)	12,400	202,368
Automatic Data Processing, Inc.	41,500	1,895,720
Avon Products, Inc.	44,900	1,399,533
Berkshire Hathaway, Inc. (Class B) (b)	550	1,656,600
Biomet, Inc.	50,500	1,793,760
Boston Scientific Corp. (b)	102,300	2,358,015
Burlington Resources, Inc.	26,400	2,426,424
Cendant Corp.	99,400	1,724,590
Chevron Corp.	31,100	1,802,867

Security Description	Shares	Value

United States—(Continued)
Cisco Systems, Inc. (b)	85,500	$1,852,785
Citigroup, Inc.	15,500	732,065
Coach, Inc. (b)	45,300	1,566,474
Conor Medsystems, Inc. (a) (b)	18,200	535,080
Corning, Inc. (b)	131,000	3,525,210
Cree, Inc. (a) (b)	52,600	1,725,806
eBay, Inc. (b)	104,300	4,073,958
Emerson Electric Co.	23,700	1,982,031
Express Scripts, Inc. (b)	16,200	1,423,980
First Data Corp.	9,500	444,790
Genentech, Inc. (b)	16,300	1,377,513
Gilead Sciences, Inc. (b)	41,100	2,557,242
Guidant Corp.	1,900	148,314
ImClone Systems, Inc. (a) (b)	17,400	591,948
International Business Machines Corp.	25,300	2,086,491
International Game Technology	57,300	2,018,106
International Rectifier Corp. (a) (b)	38,300	1,586,769
Intuit, Inc. (b)	47,300	2,515,887
Johnson & Johnson	12,700	752,094
JPMorgan Chase & Co.	58,800	2,448,432
Juniper Networks, Inc. (b)	48,500	927,320
Lockheed Martin Corp.	20,600	1,547,678
Medtronic, Inc.	17,000	862,750
Microsoft Corp.	157,100	4,274,691
Morgan Stanley	52,800	3,316,896
Nektar Therapeutics (a)	18,300	372,954
Northern Trust Corp.	53,100	2,787,750
Northrop Grumman Corp.	22,700	1,550,183
Novell, Inc. (b)	204,300	1,569,024
Nuvelo, Inc. (a) (b)	7,600	135,432
Pfizer, Inc.	50,300	1,253,476
QUALCOMM, Inc.	51,800	2,621,598
Quest Diagnostics, Inc.	42,000	2,154,600
Raytheon Co.	44,100	2,021,544
Sirius Satellite Radio, Inc. (a)	512,170	2,601,824
Starbucks Corp. (b)	43,800	1,648,632
The Boeing Co.	24,500	1,909,285
The Procter & Gamble Co.	19,340	1,114,371
The Walt Disney Co.	67,100	1,871,419
Theravance, Inc. (b)	24,000	672,960
Tiffany & Co.	18,400	690,736
Wal-Mart Stores, Inc.	65,600	3,098,944
Wyeth	27,900	1,353,708
Yahoo!, Inc. (b)	22,400	722,624

		108,956,509

Total Common Stock (Identified Cost $249,636,687)		300,895,582

Preferred Stock—1.1%

Germany—0.5%
Porsche AG	1,754	1,680,498

Mexico—0.6%
Companhia de Bebidas das Americas (ADR) (a)	43,200	1,855,872

Total Preferred Stock (Identified Cost $2,222,785)		3,536,370

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Short Term Investments—2.0%

Security Description	Face Amount	Value

United States—2.0%
State Street Corp. Repurchase Agreement dated 03/31/06 at 2.750% to be repurchased at $6,206,422 on 04/03/06, collateralized by $6,355,000 U.S. Treasury Note 4.625% due 03/31/08 with a value of $6,331,169.	$6,205,000	$6,205,000

Total Short Term Investments (Identified Cost $6,205,000)		6,205,000

Total Investments—100.1% (Identified Cost $258,064,472) (e)		310,636,952
Liabilities in excess of other assets		(280,882)

Total Net Assets—100%		$310,356,070

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $52,195,817 and the collateral received consisted of cash in the amount of $54,906,912.
(b)	Non-Income Producing.
(c)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(d)	Zero Valued Security.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $258,064,472 and the composition of unrealized appreciation and depreciation of investment securities was $57,818,722 and $(5,246,242), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of March 31, 2006	Percentage of Total Net Assets
Pharmaceuticals	6.6%
Semiconductors & Semiconductor Equipment	5.8%
Communications Equipment	5.7%
Commercial Banks	5.5%
Software	4.8%
Oil, Gas & Consumable Fuels	4.4%
Media	4.3%
Insurance	4.2%
Aerospace & Defense	4.2%
Wireless Telecommunication Services	4.0%
Energy	7.8%
Consumer Staples	7.6%
Telecommunications	4.0%
Utilities	0.8%
Materials	0.2%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-104

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—64.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
L-3 Communications Holdings, Inc.	134,100	$11,504,439
Raytheon Co.	193,500	8,870,040

		20,374,479

Air Freight & Logistics—0.8%
FedEx Corp.	70,000	7,905,800
Ryder System, Inc.	146,200	6,546,836

		14,452,636

Automobiles—0.4%
Harley-Davidson, Inc. (a)	140,000	7,263,200

Beverages—1.1%
PepsiCo, Inc.	219,200	12,667,568
The Pepsi Bottling Group, Inc.	232,000	7,050,480

		19,718,048

Biotechnology—0.4%
Gilead Sciences, Inc. (b)	118,400	7,366,848

Capital Markets—2.3%
Affiliated Managers Group, Inc. (a) (b)	65,000	6,929,650
Lehman Brothers Holdings, Inc.	102,700	14,843,231
State Street Corp.	161,000	9,729,230
The Bear Stearns Co., Inc.	76,200	10,568,940

		42,071,051

Chemicals—0.9%
The Dow Chemical Co.	244,900	9,942,940
The Lubrizol Corp.	161,600	6,924,560

		16,867,500

Commercial Banks—3.9%
Bank of America Corp.	262,100	11,936,034
City National Corp.	78,700	6,043,373
Golden West Financial Corp.	92,100	6,253,590
KeyCorp.	341,800	12,578,240
U.S. Bancorp	442,900	13,508,450
Wachovia Corp.	300,800	16,859,840
Zions Bancorp.	45,330	3,750,151

		70,929,678

Commercial Services & Supplies—0.8%
CheckFree Corp. (a) (b)	140,600	7,100,300
Sabre Holdings Corp. (Class A) (a)	309,200	7,275,476

		14,375,776

Communications Equipment—2.0%
Cisco Systems, Inc. (b)	1,020,900	22,122,903
Motorola, Inc.	633,800	14,520,358

		36,643,261

Security Description	Shares	Value

Computers & Peripherals—2.1%
Hewlett-Packard Co.	415,200	$13,660,080
International Business Machines Corp.	289,000	23,833,830

		37,493,910

Consumer Finance—0.7%
American Express Co.	248,900	13,079,695

Diversified Financial Services—2.8%
CIT Group, Inc.	194,300	10,398,936
Citigroup, Inc.	410,148	19,371,290
JPMorgan Chase & Co.	497,400	20,711,736

		50,481,962

Diversified Telecommunication Services—1.6%
AT&T, Inc.	577,900	15,626,416
Verizon Communications, Inc.	383,207	13,052,030

		28,678,446

Electric Utilities—1.8%
FirstEnergy Corp.	157,400	7,696,860
PG&E Corp.	321,300	12,498,570
PPL Corp.	433,000	12,730,200

		32,925,630

Electrical Equipment—0.5%
Emerson Electric Co.	106,900	8,940,047

Electronic Equipment & Instruments—0.4%
Jabil Circuit, Inc. (b)	165,400	7,089,044

Energy Equipment & Services—1.1%
Nabors Industries, Ltd. (b)	120,700	8,639,706
Patterson-UTI Energy, Inc.	348,300	11,131,668

		19,771,374

Food & Staples Retailing—0.3%
The Kroger Co. (b)	274,000	5,578,640

Food Products—0.9%
Archer-Daniels-Midland Co.	251,000	8,446,150
General Mills, Inc.	155,400	7,875,672

		16,321,822

Health Care Equipment & Supplies—1.9%
Beckman Coulter, Inc.	132,700	7,241,439
Becton, Dickinson & Co.	127,600	7,857,608
Dade Behring Holdings, Inc.	144,800	5,170,808
Invitrogen Corp. (a) (b)	102,900	7,216,377
Waters Corp. (b)	153,800	6,636,470

		34,122,702

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-105

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—1.9%
Aetna, Inc.	229,600	$11,282,544
Coventry Health Care, Inc. (b)	184,911	9,981,496
HCA, Inc.	146,400	6,703,656
McKesson Corp.	133,600	6,964,568

		34,932,264

Hotels, Restaurants & Leisure—0.6%
McDonald’s Corp.	290,900	9,995,324

Household Durables—1.1%
Fortune Brands, Inc.	112,100	9,038,623
Newell Rubbermaid, Inc. (a)	230,300	5,801,257
The Black & Decker Corp.	67,500	5,865,075

		20,704,955

Household Products—0.9%
The Procter & Gamble Co.	271,500	15,643,830

Industrial Conglomerates—3.6%
Anacomp, Inc. (Class B) (b)	1	10
General Electric Co.	1,403,830	48,825,207
Reynolds American, Inc. (a)	86,700	9,146,850
Textron, Inc.	72,900	6,808,131

		64,780,198

Insurance—3.1%
American International Group, Inc.	212,300	14,030,907
Genworth Financial, Inc. (Class A)	203,600	6,806,348
Prudential Financial, Inc.	111,800	8,475,558
The Allstate Corp.	112,800	5,878,008
The Chubb Corp.	88,700	8,465,528
The Hartford Financial Services Group, Inc.	83,800	6,750,090
W.R. Berkley Corp.	103,650	6,017,919

		56,424,358

Internet Software & Services—0.5%
eBay, Inc. (b)	106,100	4,144,266
Google, Inc. (Class A) (b)	10,500	4,095,000

		8,239,266

IT Services—0.4%
Computer Sciences Corp. (b)	127,500	7,082,625

Machinery—1.4%
Caterpillar, Inc.	127,600	9,162,956
Ingersoll-Rand Co., Ltd. (Class A)	170,300	7,116,837
PACCAR, Inc.	116,900	8,239,112

		24,518,905

Media—2.3%
The McGraw-Hill Cos., Inc.	209,100	12,048,342
The Walt Disney Co.	600,000	16,734,000
Time Warner, Inc.	776,914	13,044,386

		41,826,728

Security Description	Shares	Value

Metals & Mining—0.6%
Nucor Corp.	106,100	$11,118,219

Multi-Utilities—0.4%
Sempra Energy	150,900	7,010,814

Multiline Retail—1.1%
J.C. Penney Co., Inc.	146,800	8,868,188
Nordstrom, Inc.	263,600	10,327,848

		19,196,036

Oil, Gas & Consumable Fuels—5.2%
ConocoPhillips	324,100	20,466,915
Devon Energy Corp.	174,000	10,643,580
Exxon Mobil Corp.	786,500	47,866,390
Marathon Oil Corp.	106,600	8,119,722
Valero Energy Corp.	128,100	7,657,818

		94,754,425

Paper & Forest Products—0.5%
Louisiana-Pacific Corp.	319,800	8,698,560

Pharmaceuticals—4.3%
Abbott Laboratories	203,700	8,651,139
Johnson & Johnson	99,800	5,910,156
Merck & Co., Inc.	464,600	16,367,858
Pfizer, Inc.	1,131,425	28,195,111
Wyeth Pharmaceuticals	386,600	18,757,832

		77,882,096

Real Estate—0.9%
CB Richard Ellis Group, Inc. (b)	103,900	8,384,730
Simon Property Group, Inc. (REIT)	84,300	7,093,002

		15,477,732

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	157,000	13,082,810

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc. (b)	154,900	5,136,484
Freescale Semiconductor, Inc. (Class A) (a) (b)	182,050	5,062,811
Freescale Semiconductor, Inc. (Class B) (b)	182,050	5,055,529
Lam Research Corp. (b)	126,100	5,422,300
LSI Logic Corp. (b)	595,400	6,882,824
MEMC Electronic Materials, Inc. (b)	191,300	7,062,796

		34,622,744

Software—2.2%
Microsoft Corp.	1,271,800	34,605,678
Oracle Corp. (b)	431,400	5,905,866

		40,511,544

Specialty Retail—1.9%
AutoNation, Inc. (b)	46	991
Barnes & Noble, Inc. (b)	126,420	5,846,925

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Best Buy Co., Inc.	180,100	$10,072,993
The Home Depot, Inc.	420,500	17,787,150

		33,708,059

Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. (Class B)	66,000	5,616,600

Thrifts & Mortgage Finance—0.3%
Countrywide Financial Corp.	157,900	5,794,930

Tobacco—0.5%
Altria Group, Inc.	120,200	8,517,379

Wireless Telecommunication Services—0.5%
Sprint Nextel Corp.	370,961	9,585,632

Total Common Stock (Identified Cost $1,061,424,114)		1,174,271,782

Fixed Income—37.2% of Total Net Assets
Security Description	Face Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Holdings, Inc. 6.375%, 10/15/15	$75,000	73,875
Lockheed Martin Corp. 8.500%, 12/01/29 (a)	580,000	753,037

		826,912

Asset Backed—Finance—4.8%
Ares VIII CLO, Ltd. (144A) 7.450%, 02/26/16 (c)	1,150,000	1,166,089
Bank One Credit Card Issuance Trust 4.859%, 12/15/10	4,300,000	4,308,812
BMW Vehicle Owner Trust 4.040%, 02/25/09 (c)	5,450,000	5,389,344
Capital Auto Receivables Asset 4.050%, 07/15/09 (c)	4,950,000	4,881,099
Capital Transition Funding, LLC 5.010%, 01/15/10	2,673,604	2,659,984
Chase Credit Card Owner Trust 4.859%, 02/15/11	6,000,000	6,015,182
Citibank Credit Card Issuance Trust 2.550%, 01/20/09	5,341,000	5,230,442
CWABS, Inc. 4.701%, 12/25/35 (c)	5,764,325	5,764,725
5.968%, 12/25/31 (c)	304,909	305,128
DaimlerChrysler Auto Owner Trust 3.490%, 12/08/08	6,900,000	6,813,065
Discover Card Master Trust 4.780%, 04/16/10 (c)	6,550,000	6,553,526
Ford Credit Auto Owner Trust 4.170%, 01/15/09 (c)	4,975,000	4,927,607
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10	300,194	298,693

Fixed Income—(Continued)

Security Description	Face Amount	Value

Asset Backed—Finance—(Continued)
Knollwood CDO, Ltd. (144A) 7.750%, 02/08/39 (c)	$758,540	$747,875
MBNA Credit Card Master Note Trust 3.300%, 07/15/10	4,475,000	4,325,753
4.900%, 07/15/11	4,800,000	4,764,000
6.550%, 12/15/08	3,325,000	3,336,873
Nissan Auto Receivables 2.700%, 12/17/07	3,847,277	3,818,536
RBS Capital Trust I 4.709%, 12/29/49 (c)	230,000	212,981
Residential Asset Securities Corp. 4.908%, 01/25/36 (c)	4,537,495	4,538,036
4.918%, 10/25/28 (c)	4,813,130	4,813,650
Structured Asset Investment Loan Trust 6.768%, 04/25/33 (c)	1,425,000	1,432,165
Structured Asset Securities Corp. 5.918%, 06/25/32 (c)	587,807	594,179
Washington Mutual Assets Securities Corp. 4.240%, 05/25/36	4,461,373	4,363,826

		87,261,570

Auto Components—0.0%
Briggs & Stratton Corp. 8.875%, 03/15/11	100,000	110,500

Automobiles—0.0%
DaimlerChrysler North America Holding Corp. 8.500%, 01/18/31 (a)	395,000	462,103

Capital Markets—0.9%
Goldman Sachs Group, Inc. 5.350%, 01/15/16 (a)	1,200,000	1,159,033
JPMorgan Chase & Co. 5.350%, 03/01/07	4,285,000	4,287,760
Morgan Stanley Group, Inc. 4.910%, 03/07/08 (c)	7,470,000	7,467,781
5.050%, 01/21/11	3,000,000	2,940,798
6.750%, 04/15/11 (a)	550,000	578,958

		16,434,330

Commercial Banks—1.3%
Bank of America Corp. 4.500%, 08/01/10 (a)	2,740,000	2,648,180
Bank of America Corp. 4.960%, 03/24/09 (c)	4,925,000	4,924,788
Bank of New York 3.800%, 02/01/08	775,000	755,349
First National Bank of Boston 7.375%, 09/15/06	800,000	807,481
HBOS, Plc. 3.750%, 09/30/08	1,780,000	1,717,267
HSBC Bank USA, N.A. 3.870%, 06/07/07	3,850,000	3,789,728
U.S. Bank N.A. 2.850%, 11/15/06	1,400,000	1,380,450
4.400%, 08/15/08	1,375,000	1,349,865

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Wachovia Bank, National Association 4.375%, 08/15/08 (a)	$835,000	$819,833
4.980%, 03/23/09	2,875,000	2,873,979
Wells Fargo & Co. 4.200%, 01/15/10	855,000	820,566
4.625%, 08/09/10	1,710,000	1,659,606
4.875%, 01/12/11	590,000	576,976

		24,124,068

Commercial Mortgage-Backed Securities—5.9%
Bank of America Commercial Mortgage, Inc. 4.881%, 11/10/42 (c)	3,630,000	3,559,309
5.118%, 07/11/43	5,365,000	5,285,968
7.333%, 10/15/09	3,785,000	4,002,610
Bear Stearns Commercial Mortgage Securities, Inc. 4.361%, 06/11/41	3,446,650	3,367,917
4.674%, 06/11/41	930,000	870,027
5.920%, 10/15/36	1,986,891	2,011,746
Chase Commerical Mortgage Security Corp. 7.319%, 10/15/32	1,575,000	1,680,588
Credit Suisse First Boston Mortgage Trust 4.940%, 12/15/35	4,405,000	4,266,338
7.325%, 04/15/62	3,329,620	3,429,526
GE Business Loan Trust (144A) 6.050%, 04/15/31 (c)	847,772	867,593
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,335,320
4.996%, 12/10/37	4,340,000	4,238,957
6.269%, 12/10/35	3,440,000	3,581,796
GGP Mall Properties Trust (144A) 5.558%, 11/15/11	2,586,092	2,591,523
GMAC Commercial Mortgage Services, Inc. 7.455%, 08/16/33	3,450,000	3,688,280
GS Mortgage Securities Corp. II 5.553%, 04/10/38	1,440,000	1,435,856
Harborview Mortgage Loan Trust 5.086%, 11/19/35 (c)	4,016,989	4,018,585
Healthcare Finance Group, Inc. (144A) 5.761%, 06/05/07 (c)	1,175,000	1,175,000
5.961%, 06/05/07 (c)	550,000	548,647
IMPAC CMB Trust 6.872%, 01/25/33 (c)	208,168	208,446
Indymac MBS, Inc. 5.598%, 09/25/35 (c)	5,400,275	5,493,696
JPMorgan Chase Commercial Mortgage Trust 4.738%, 07/15/42	1,590,000	1,492,976
JPMorgan Commercial Mortgage Finance Corp. 6.658%, 10/15/35 (c)	175,000	180,230
7.239%, 09/15/29	6,869,000	7,149,481
JPMorgan Commercial Mortgage Trust 7.351%, 09/15/29	3,945,000	4,211,295
LB-UBS Commercial Mortgage Trust 3.636%, 08/15/08	2,445,777	2,372,325
4.023%, 09/15/26	2,650,000	2,582,267

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
4.071%, 09/15/26	$2,552,756	$2,466,018
5.642%, 12/15/25 (c)	3,959,415	3,983,698
5.934%, 12/15/25	1,600,000	1,628,878
7.950%, 05/15/25 (c)	3,660,000	3,963,552
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	3,396,127	3,472,747
Long Beach Mortgage Loan Trust 5.918%, 03/25/34 (c)	1,375,000	1,386,120
Morgan Stanley Capital I, Inc. 6.630%, 07/15/30	1,025,000	1,050,872
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,920,000	4,105,539
Salomon Brothers Mortgage Securities VII, Inc. (144A) 6.134%, 02/18/34	544,264	545,489
Washington Mutual, Inc. 3.423%, 04/25/33 (c)	3,888,083	3,777,604
3.695%, 05/25/33 (c)	2,700,000	2,593,457

		106,620,276

Commercial Services & Supplies—0.0%
United Rentals, Inc. 6.500%, 02/15/12	75,000	73,500

Communications Equipment—0.1%
TCI Communications, Inc. 7.875%, 02/15/26	1,725,000	1,891,302

Construction & Engineering—0.0%
United Technologies Corp. 8.875%, 11/15/19	250,000	320,752

Containers & Packaging—0.0%
Ball Corp. 6.875%, 12/15/12	530,000	541,925

Diversified Financial Services—2.0%
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14 (a)	25,000	27,688
Citigroup, Inc. 3.500%, 02/01/08 (a)	9,835,000	9,539,478
4.125%, 02/22/10	3,150,000	3,013,885
5.500%, 08/09/06	3,710,000	3,716,185
Devon Financing Corp. 7.875%, 09/30/31	530,000	639,855
General Electric Capital Corp. 3.450%, 07/16/07	6,125,000	5,992,921
4.125%, 09/01/09 (a)	2,265,000	2,183,861
5.000%, 11/15/11 (a)	7,320,000	7,175,181
Household Finance Corp. 6.400%, 06/17/08	1,985,000	2,028,466
Kinder Morgan Financial Corp. 5.700%, 01/05/16	585,000	569,938
Sprint Capital Corp. 6.875%, 11/15/28	310,000	319,838
8.750%, 03/15/32 (a)	270,000	337,569

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Verizon Global Funding Corp. 7.750%, 12/01/30	$805,000	$889,322

		36,434,187

Diversified Telecommunication Services—0.1%
AT&T Broadband Corp. 8.375%, 03/15/13	650,000	731,022
Cincinnati Bell, Inc. 7.250%, 07/15/13	50,000	51,375
GTE Corp. 6.940%, 04/15/28	100,000	100,424
QWEST Corp. 8.160%, 06/15/13 (c)	285,000	313,500
SBC Communications, Inc. 6.450%, 06/15/34	160,000	157,490
Wind Acquisition Finance, Inc. 10.750%, 12/01/15	295,000	318,600

		1,672,411

Electric Utilities—0.3%
AES Ironwood, LLC 8.857%, 11/30/25	130,059	145,666
Centerpoint Energy, Inc. 7.250%, 09/01/10	345,000	363,959
Dominion Resources, Inc. 7.195%, 09/15/14	625,000	672,944
8.125%, 06/15/10	1,200,000	1,303,054
Elwood Energy, LLC 8.159%, 07/05/26	199,740	212,668
Florida Power & Light Co. 5.625%, 04/01/34	300,000	285,924
NorthWestern Corp. 5.875%, 11/01/14	120,000	118,196
Peco Energy Co. 4.750%, 10/01/12	650,000	620,211
Progress Energy, Inc. 7.750%, 03/01/31	800,000	929,978

		4,652,600

Federal Agencies—13.5%
Federal Home Loan Bank 3.932%, 06/01/34 (c)	8,596,242	8,323,792
4.500%, 05/01/18	5,339,022	5,110,413
4.500%, 05/01/19	1,996,706	1,907,316
4.500%, 12/01/19	868,661	829,772
4.500%, 03/01/20	927,568	885,598
4.500%, 04/01/20	332,173	317,144
4.500%, 05/01/20	218,209	208,335
4.500%, 01/01/21	1,984,032	1,894,259
4.500%, 02/01/21	298,874	285,351
5.000%, 10/01/20	3,200,594	3,120,221
5.000%, 11/01/20 (c)	8,355,255	8,145,439
5.000%, 11/01/20	941,417	917,776
5.500%, 07/01/33	4,144,975	4,056,588
5.500%, 10/01/35	878,025	857,537

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 3.150%, 06/04/08	$7,200,000	$6,919,020
4.500%, 08/01/20	3,040,743	2,904,613
Federal Home Loan Mortgage Corp. 5.000%, 12/15/17	3,840,000	3,716,073
5.000%, 04/01/20	720,195	702,109
5.000%, 05/01/20	1,007,892	982,582
5.000%, 07/01/20	2,506,017	2,443,087
5.000%, 09/01/20 (c)	21,791,017	21,243,805
5.000%, 09/01/35	879,507	837,029
5.500%, 10/15/33	3,225,028	3,211,307
5.500%, 03/15/34	5,595,083	5,566,340
5.500%, 05/15/34	4,852,615	4,824,511
Federal National Mortgage Association 2.750%, 07/23/07	6,375,000	6,185,682
3.000%, 03/02/07	2,745,000	2,693,130
4.000%, 10/16/06 (a)	5,050,000	5,019,064
4.000%, 01/26/09 (a)	10,000,000	9,713,600
4.500%, 10/01/18	1,408,635	1,349,631
4.500%, 07/01/35	148,138	136,695
4.500%, 09/01/35	1,422,213	1,312,358
4.500%, 10/01/35	981,506	905,692
4.500%, 12/01/99	3,600,000	3,319,877
5.000%, 06/01/18	1,783,162	1,741,980
5.000%, 06/01/23	2,016,237	1,940,765
5.000%, 11/01/33	11,386,388	10,870,652
5.000%, 07/01/35	261,190	248,718
5.000%, 12/01/35	391,805	373,096
5.000%, 12/01/99	1,400,000	1,332,625
5.500%, 03/01/19	39,512	39,301
5.500%, 01/01/24	1,183,256	1,166,232
5.500%, 05/25/27	1,854,836	1,854,577
5.500%, 04/25/30	3,451,097	3,446,162
5.500%, 04/01/33	2,641,198	2,583,274
5.500%, 11/01/33	3,435,284	3,359,945
5.500%, 02/01/34	7,404,050	7,241,672
5.500%, 04/01/34	728,307	712,335
5.500%, 05/25/34	3,438,890	3,412,338
5.500%, 11/01/34	7,115,576	6,955,876
5.500%, 02/01/35	11,282,734	11,040,002
5.500%, 11/01/35	6,309,392	1,679,890
5.500%, 12/01/35	6,400,000	6,259,028
5.500%, 01/25/36	6,675,240	1,772,641
5.500%, 12/01/99	29,700,000	29,514,375
6.000%, 02/01/34	3,502,238	3,504,113
6.000%, 08/01/34	2,105,084	2,106,211
6.500%, 01/01/14	648,461	663,756
6.500%, 08/01/16	3,677	3,765
Federal National Mortgage Association 6.500%, 09/01/16	494,583	506,415
6.500%, 02/01/17	101,086	103,504
6.500%, 12/01/29 (c)	1,273,763	1,305,970
7.000%, 12/01/07	70,143	70,417
7.250%, 09/01/07	13,398	13,465
8.500%, 02/01/09	79,045	80,904
9.000%, 04/01/16	3,062	3,193

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 5.000%, 10/20/33	$7,529,022	$7,275,439
5.500%, 04/15/33	620,116	614,460
6.000%, 02/15/09	125,708	126,562
6.000%, 09/20/33	1,285,374	1,297,346
6.000%, 10/20/33	2,053,943	2,080,170
6.000%, 11/20/33	2,837,902	2,864,336
6.000%, 02/20/34	2,067,774	2,085,913
6.500%, 07/15/14	50,748	52,067
7.500%, 12/15/14	834,102	876,485
7.500%, 03/15/32	404,570	424,495

		244,450,216

Food Products—0.0%
Smithfield Foods, Inc. 7.000%, 08/01/11	275,000	273,625

Foreign Government—0.6%
Federal Republic of Germany 4.000%, 01/04/37 (EUR)	2,550,000	3,095,190
4.750%, 07/04/34 (EUR)	2,325,000	3,175,977
State of Israel 5.500%, 12/04/23	3,175,000	3,246,269
United Mexican States 8.000%, 12/19/13 (MXN)	5,100,000	452,585
8.300%, 08/15/31	650,000	785,525
9.000%, 12/22/11 (MXN)	360,000	33,932
9.000%, 12/20/12 (MXN)	2,700,000	255,260
9.500%, 12/18/14 (MXN)	1,285,000	125,317

		11,170,055

Gas Utilities—0.0%
Targa Resources, Inc. (144A) 8.500%, 11/01/13	20,000	20,800

Health Care Providers & Services—0.1%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	375,000	387,188
Omnicare, Inc. 6.875%, 12/15/15 (a)	155,000	154,613
UnitedHealth Group, Inc. 5.800%, 03/15/36	625,000	595,168
WellPoint, Inc. 5.850%, 01/15/36	625,000	590,518
5.950%, 12/15/34	675,000	649,807

		2,377,294

Hotels, Restaurants & Leisure—0.1%
Mashantucket Western Pequot (144A) 5.912%, 09/01/21	100,000	95,818
Mohegan Tribal Gaming Authority 6.125%, 02/15/13 (a)	125,000	123,281
Park Place Entertainment Corp. 7.875%, 03/15/10	950,000	1,009,375

		1,228,474

Security Description	Face Amount	Value

Household Durables—0.1%
Beazer Homes USA, Inc. 8.375%, 04/15/12	$175,000	$181,781
D.R. Horton, Inc. 8.500%, 04/15/12	675,000	716,066

		897,847

Independent Power Producers & Energy Traders—0.1%
Mirant North America, LLC (144A) 7.375%, 12/31/13	95,000	96,900
NRG Energy, Inc. 7.250%, 02/01/14	50,000	50,813
7.375%, 02/01/16	205,000	209,356
Reliant Energy, Inc. 6.750%, 12/15/14	180,000	158,850
TXU Corp. 4.800%, 11/15/09 (c)	2,075,000	1,993,473

		2,509,392

Industrial Conglomerates—0.1%
Tyco International Group, Ltd. 6.000%, 11/15/13 (a)	910,000	914,134
6.375%, 10/15/11	550,000	564,621
Tyco International Group, Ltd. 7.000%, 06/15/28 (a)	545,000	573,413

		2,052,168

Insurance—0.2%
Berkshire Hathaway Financial Corp. 3.375%, 10/15/08	2,850,000	2,729,568

Media—0.5%
AOL Time Warner, Inc. 6.875%, 05/01/12	1,875,000	1,965,891
7.625%, 04/15/31	375,000	408,504
Comcast Corp. 6.450%, 03/15/37	935,000	899,659
6.500%, 11/15/35 (a)	555,000	538,514
7.050%, 03/15/33 (a)	275,000	283,012
DIRECTV Holdings, LLC 6.375%, 06/15/15	165,000	162,938
EchoStar DBS Corp. 5.750%, 10/01/08	1,000,000	990,000
EchoStar DBS Corp. (144A) 7.125%, 02/01/16	130,000	127,888
News America Holdings, Inc. 6.200%, 12/15/34 (a)	1,515,000	1,418,819
News Corp. 6.400%, 12/15/35	500,000	478,067
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	350,000	395,721
Time Warner, Inc. 6.950%, 01/15/28	365,000	370,207

		8,039,220

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Multiline Retail—0.0%
Federated Department Stores, Inc. 6.790%, 07/15/27	$160,000	$161,417
The May Department Stores Co. 6.700%, 07/15/34	105,000	106,730
7.875%, 03/01/30 (a)	125,000	141,560

		409,707

Office Electronics—0.1%
Sungard Data Systems, Inc. (144A) 9.125%, 08/15/13	20,000	21,150
Xerox Corp. 6.875%, 08/15/11	975,000	1,000,594

		1,021,744

Oil, Gas & Consumable Fuels—0.2%
Amerada Hess Corp. 7.125%, 03/15/33	400,000	436,445
Chesapeake Energy Corp. 6.250%, 01/15/18	290,000	283,475
7.500%, 06/15/14	125,000	130,938
Chesapeake Energy Corp. (144A) 6.875%, 11/15/20	95,000	95,713
Colorado Interstate Gas Co. 6.800%, 11/15/15	90,000	91,565
Dynegy Holdings, Inc. (144A) 10.125%, 07/15/13	375,000	429,638
KCS Energy, Inc. 7.125%, 04/01/12	75,000	74,438
Massey Energy Co. (144A) 6.875%, 12/15/13 (a)	460,000	450,800
Newfield Exploration Co. 6.625%, 09/01/14 (a)	770,000	771,925
Northwest Pipeline Corp. 8.125%, 03/01/10	320,000	337,600
Tenaska Alabama Partners, L.P. (144A) 7.000%, 06/30/21	49,664	49,825
Transcontinental Gas Pipe Line 8.875%, 07/15/12	100,000	114,000

		3,266,362

Pharmaceuticals—0.0%
Wyeth Pharmaceuticals 6.000%, 02/15/36	725,000	708,213

Real Estate—0.4%
American Real Estate Partners 7.125%, 02/15/13	80,000	78,800
8.125%, 06/01/12	145,000	148,988
EOP Operating, L.P. 6.584%, 04/13/15 (c)	920,000	967,329
6.800%, 01/15/09	3,000,000	3,090,198
ProLogis 5.500%, 04/01/12	1,280,000	1,265,132
Rouse Co. 5.375%, 11/26/13	1,635,000	1,523,898

		7,074,345

Security Description	Face Amount	Value

Semiconductors & Semiconductor Equipment—0.0%
Magnachip Semiconductor S.A. 8.160%, 12/15/11 (c)	$145,000	$146,813

Software—0.1%
Oracle Corp. 5.250%, 01/15/16	2,400,000	2,302,303
Sungard Data Systems, Inc. 9.431%, 08/15/13 (c)	40,000	42,200

		2,344,503

Specialty Retail—0.0%
May Department Stores Co. 6.650%, 07/15/24	145,000	147,132
8.500%, 06/01/19	250,000	296,428

		443,560

U.S. Treasury—4.0%
United States Treasury Bonds
8.500%, 02/15/20 (a)	2,745,000	3,681,303
8.875%, 02/15/19 (a)	5,760,000	7,841,249
United States Treasury Bonds Strips Zero Coupon, 11/15/21 (a)	1,500,000	679,031
Zero Coupon, 08/15/25 (a)	7,300,000	2,747,435
Zero Coupon, 11/15/27 (a)	12,025,000	4,065,653
United States Treasury Notes 4.000%, 09/30/07	25,205,000	24,895,835
4.125%, 08/15/08 (a)	1,025,000	1,010,346
4.250%, 11/30/07 (a)	6,240,000	6,180,273
4.375%, 12/31/07	20,600,000	20,435,834

		71,536,959

Yankee—1.6%
Barclays Bank Plc. 4.900%, 03/13/09 (c)	8,460,000	8,460,000
BSkyB Finance Plc. 6.500%, 10/15/35 (a) (c)	110,000	104,719
Deutsche Bank AG 3.843%, 03/15/07 (c)	1,475,000	1,466,298
Deutsche Telekom International Finance 8.250%, 06/15/30 (c)	1,150,000	1,375,666
EnCana Corp. 6.500%, 08/15/34	260,000	272,044
Ispat Inland ULC 9.750%, 04/01/14	155,000	175,344
Landeskreditbank Baden 4.250%, 09/15/10	2,575,000	2,483,315
Rabobank 5.010%, 04/06/09 (c)	9,450,000	9,447,278
Rogers Wireless Communications, Inc. 6.375%, 03/01/14	550,000	548,625
7.500%, 03/15/15	340,000	364,650
Talisman Energy, Inc. 5.850%, 02/01/37	300,000	282,017
Teck Cominco, Ltd. 6.125%, 10/01/35	425,000	399,858

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
Vodafone Airtouch, Plc. 7.750%, 02/15/10	$1,675,000	$1,794,965
Vodafone Group, Plc. 5.050%, 12/28/07 (c)	2,500,000	2,500,773

		29,675,552

Total Fixed Income (Identified Cost $684,847,870)		673,802,853

Warrants—0.0%
Security Description	Shares	Value

Commercial Services & Supplies—0.0%
Anacomp, Inc. (Class B) (b)	316	6

Total Warrants (Identified Cost $0)		6

Short Term Investments—0.5%
Security Description	Face Amount	Value

Discount Notes—0.5%
Federal National Mortgage Association 3.020%, 06/01/06	$9,925,000	9,892,942

Total Short Term Investments (Identified Cost $9,912,851)		9,892,942

Total Investments—99.2% (Identified Cost $1,756,184,835) (d)		1,857,967,583
Other assets less liabilities		(48,080,504)

Total Net Assets—100%		$1,809,887,079

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $88,997,768 and the collateral received consisted of cash in the amount of $87,013,825 and securities with a market value of $4,073,413.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2006.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $1,756,184,835 and the composition of unrealized appreciation and depreciation of investment securities was $133,179,591 and $(31,396,843), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, the market value of 144A securities was $12,802,188, which is 0.7% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(MXN)—	Mexican Peso

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Notes to Portfolio of Investments as of March 31, 2006 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 03/31/06	Unrealized Appreciation/ (Depreciation)
Euro (bought)	04/06/06	665,000	$807,855	$807,468	$(387)
Euro (bought)	04/06/06	1,000,000	1,216,070	1,214,237	(1,833)
Euro (bought)	04/06/06	2,620,000	3,185,406	3,181,302	(4,104)
Mexican Peso (bought)	04/12/06	6,856,632	629,887	628,534	(1,353)
Euro (sold)	04/06/06	688,000	(820,798)	(835,395)	(14,597)
Euro (sold)	04/06/06	5,283,761	(6,406,560)	(6,415,740)	(9,180)
Mexican Peso (sold)	04/12/06	14,798,301	(1,396,314)	(1,356,532)	39,782

Net Unrealized Appreciation					$16,005

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/06	Unrealized Appreciation/ (Depreciation)
Interest Rate Swap 10 Year Futures	06/19/06	265	$27,895,974	$27,704,922	$(191,052)
S&P 500 Index Futures	06/15/06	17	5,504,204	5,539,025	34,821
U.S. Treasury Bonds Futures	06/21/06	490	54,979,732	53,486,563	(1,493,169)
U.S. Treasury Notes 2 Year Futures	06/30/06	103	21,042,492	20,997,516	(44,976)
U.S. Treasury Notes 10 Year Futures	06/30/06	248	26,460,437	26,384,875	(75,562)

Futures Contracts Short
Federal Republic of Germany 5 Year Futures	06/08/06	(174)	(23,420,418)	(23,246,915)	173,503
U.S. Treasury Notes 5 Year Futures	06/30/06	(215)	(22,587,464)	(22,454,063)	133,401

Net Unrealized Depreciation					$(1,463,034)

TBA Sales Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp. 4.500%, (15 Year TBA)	$(6,500,000)	$(6,203,438)
5.000%, (15 Year TBA)	(8,000,000)	(7,795,000)
5.500%, (30 Year TBA)	(5,000,000)	(4,881,250)
Federal National Mortgage Association 4.500%, (15 Year TBA)	(1,400,000)	(1,338,313)
5.000%, (15 Year TBA)	(1,000,000)	(974,688)
5.000%, (30 Year TBA)	(8,400,000)	(7,995,750)
5.500%, (30 Year TBA)	(38,000,000)	(37,085,644)
6.000%, (15 Year TBA)	(3,000,000)	(2,999,064)
6.500%, (30 Year TBA)	(1,000,000)	(1,020,000)

Total TBA Sales Commitments (Proceeds Cost $(70,524,625))		$(70,293,147)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—61.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Lockheed Martin Corp.	62,019	$4,659,487
Northrop Grumman Corp.	36,296	2,478,654
United Technologies Corp.	43,670	2,531,550

		9,669,691

Air Freight & Logistics—0.0%
CNF, Inc.	4,230	211,246

Auto Components—0.2%
Johnson Controls, Inc.	14,500	1,100,985

Beverages—1.0%
Diageo, Plc. (GBP)	136,363	2,150,127
Molson Coors Brewing Co.	9,870	677,279
PepsiCo, Inc.	21,925	1,267,046
The Coca-Cola Co.	23,880	999,856

		5,094,308

Building Products—1.4%
Masco Corp.	228,530	7,424,940

Capital Markets—2.9%
Ameriprise Financial, Inc.	2,254	101,565
Capital One Financial Corp.	18,130	1,459,828
Franklin Resources, Inc.	15,530	1,463,547
Lehman Brothers Holdings, Inc.	15,930	2,302,363
Merrill Lynch & Co., Inc.	52,820	4,160,103
Morgan Stanley	20,520	1,289,066
The Goldman Sachs Group, Inc.	20,930	3,285,173
UBS AG (CHF)	9,669	1,059,902

		15,121,547

Chemicals—1.8%
Air Products & Chemicals, Inc.	20,034	1,346,084
E. I. du Pont de Nemours & Co.	52,901	2,232,951
Nalco Holding Co. (a)	66,930	1,184,661
PPG Industries, Inc.	34,770	2,202,680
Praxair, Inc.	11,320	624,298
Syngenta AG(CHF)	7,437	1,046,177
The Dow Chemical Co.	19,838	805,423

		9,442,274

Commercial Banks—6.5%
Bank of America Corp.	289,127	13,166,844
Mellon Financial Corp.	190,070	6,766,492
PNC Financial Services Group, Inc.	104,400	7,027,164
SunTrust Banks, Inc.	48,600	3,536,136
The Bank of New York Co., Inc.	41,010	1,478,000
Wells Fargo & Co.	26,510	1,693,194

		33,667,830

Communications Equipment—1.4%
Cisco Systems, Inc. (a)	100,130	2,169,817
Nortel Networks Corp. (a)	1,653,160	5,042,138

		7,211,955

Security Description	Shares	Value

Computers & Peripherals—1.2%
Dell, Inc. (a)	68,600	$2,041,536
International Business Machines Corp.	12,380	1,020,979
Sun Microsystems, Inc. (a)	649,690	3,332,910

		6,395,425

Consumer Finance—0.3%
American Express Co.	32,530	1,709,452

Containers & Packaging—0.8%
Owens-Illinois, Inc. (a)	213,650	3,711,101
Smurfit-Stone Container Corp. (a)	19,085	258,983

		3,970,084

Diversified Financial Services—2.7%
Citigroup, Inc.	120,588	5,695,371
JPMorgan Chase & Co.	194,262	8,089,070

		13,784,441

Diversified Telecommunication Services—1.7%
AT&T, Inc.	57,000	1,541,280
Telus Corp. (CAD)	18,100	710,905
Verizon Communications, Inc.	197,117	6,713,805

		8,965,990

Electric Utilities—2.5%
Constellation Energy Group, Inc.	10,400	568,984
Dominion Resources, Inc.	51,960	3,586,799
Entergy Corp.	15,930	1,098,214
Exelon Corp.	28,580	1,511,882
FirstEnergy Corp.	14,480	708,072
FPL Group, Inc.	93,840	3,766,738
PPL Corp.	49,180	1,445,892
Public Service Enterprise Group, Inc.	6,770	433,551

		13,120,132

Electrical Equipment—0.2%
Cooper Industries, Ltd. (Class A)	10,770	935,913
Hubbell, Inc. (Class B)	5,020	257,325

		1,193,238

Electronic Equipment & Instruments—0.2%
Diebold, Inc.	10,700	439,770
Samsung Electronics Co., Ltd. (London Traded Shares) (144A) (GDR)	100	32,686
Samsung Electronics Co., Ltd. (U.S. Traded Shares) (144A) (GDR)	1,400	457,450

		929,906

Energy Equipment & Services—1.5%
GlobalSantaFe Corp.	60,835	3,695,726
Noble Corp.	50,310	4,080,141

		7,775,867

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.6%
Wal-Mart Stores, Inc.	69,790	$3,296,880

Food Products—0.9%
Archer-Daniels-Midland Co.	19,951	671,351
Kellogg Co.	48,170	2,121,407
Nestle S.A. (CHF)	3,622	1,076,168
Sara Lee Corp.	32,770	585,928

		4,454,854

Health Care Equipment & Supplies—0.0%
Baxter International, Inc.	4,873	189,121

Health Care Providers & Services—0.5%
CIGNA Corp.	3,610	471,538
Tenet Healthcare Corp. (a)	317,660	2,344,331

		2,815,869

Hotels, Restaurants & Leisure—0.2%
International Game Technology	22,060	776,953

Household Products—0.3%
Colgate-Palmolive Co.	18,770	1,071,767
Kimberly-Clark Corp.	5,582	322,640

		1,394,407

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. (a)	11,760	531,787
TXU Corp.	9,980	446,705

		978,492

Industrial Conglomerates—2.0%
3M Co.	16,340	1,236,775
General Electric Co.	99,975	3,477,131
Tyco International, Ltd.	212,679	5,716,812

		10,430,718

Insurance—3.3%
ACE, Ltd.	16,220	843,602
AFLAC, Inc.	15,600	704,028
Conseco, Inc. (a)	120,090	2,980,634
Genworth Financial, Inc. (Class A)	64,240	2,147,543
Lincoln National Corp.	15,140	826,493
The Allstate Corp.	110,676	5,767,326
The Chubb Corp.	8,720	832,237
The Hartford Financial Services Group, Inc.	36,577	2,946,277

		17,048,140

IT Services—0.3%
Accenture, Ltd. (Class A)	56,160	1,688,731

Leisure Equipment & Products—0.5%
Hasbro, Inc.	18,480	389,928
Mattel, Inc.	107,530	1,949,519

		2,339,447

Security Description	Shares	Value

Machinery—1.0%
Deere & Co.	27,740	$2,192,847
Illinois Tool Works, Inc.	18,040	1,737,432
Ingersoll-Rand Co., Ltd. (Class A)	14,990	626,432
Pall Corp.	20,700	645,633

		5,202,344

Media—1.7%
CBS Corp. (Class B)	154,521	3,705,414
Knight-Ridder, Inc.	14,910	942,461
New York Times Co. (Class A)	56,430	1,428,243
Reed Elsevier, Plc. (GBP)	68,842	659,911
The Walt Disney Co.	23,690	660,714
Tribune Co.	13,980	383,471
Viacom, Inc. (Class B) (a)	18,684	724,939

		8,505,153

Metals & Mining—0.2%
BHP Billiton, Plc. (GBP)	47,370	874,378

Multiline Retail—0.3%
Family Dollar Stores, Inc.	41,790	1,111,614
Federated Department Stores, Inc.	5,810	424,130

		1,535,744

Oil, Gas & Consumable Fuels—5.5%
Amerada Hess Corp.	15,910	2,265,584
Apache Corp.	49,800	3,262,398
BP, Plc. (ADR)	16,361	1,127,927
Chevron Corp.	29,394	1,703,970
ConocoPhillips	64,140	4,050,441
Devon Energy Corp.	75,390	4,611,606
EOG Resources, Inc.	10,430	750,960
Exxon Mobil Corp.	113,898	6,931,832
Total S.A. (ADR)	26,520	3,493,480

		28,198,198

Paper & Forest Products—0.7%
Bowater, Inc.	70,310	2,079,770
International Paper Co.	27,530	951,712
MeadWestvaco Corp.	21,820	595,904

		3,627,386

Personal Products—0.4%
Alberto-Culver Co. (Class B)	13,500	597,105
The Estee Lauder Cos., Inc. (Class A) (a)	40,780	1,516,608

		2,113,713

Pharmaceuticals—4.9%
Abbott Laboratories	18,658	792,405
Eli Lilly & Co.	34,680	1,917,804
Johnson & Johnson	91,088	5,394,231
Merck & Co., Inc.	239,868	8,450,550
Wyeth	178,900	8,680,228

		25,235,218

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-115

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Road & Rail—0.6%
Burlington Northern Santa Fe Corp.	17,785	$1,482,024
Norfolk Southern Corp.	25,030	1,353,372

		2,835,396

Semiconductors & Semiconductor Equipment—0.6%
Analog Devices, Inc.	20,340	778,819
Intel Corp.	79,110	1,530,779
Xilinx, Inc.	21,130	537,970

		2,847,568

Software—2.6%
Compuware Corp. (a)	292,050	2,286,752
Oracle Corp. (a)	316,580	4,333,980
Symantec Corp. (a)	397,340	6,687,232

		13,307,964

Specialty Retail—1.7%
OfficeMax, Inc.	72,000	2,172,240
The Gap, Inc.	275,790	5,151,757
The Home Depot, Inc.	19,880	840,924
The Sherwin-Williams Co.	6,870	339,653

		8,504,574

Textiles, Apparel & Luxury Goods—0.2%
NIKE, Inc. (Class B)	13,600	1,157,360

Thrifts & Mortgage Finance—0.6%
Countrywide Financial Corp.	35,120	1,288,904
Federal Home Loan Mortgage Corp.	7,710	470,310
Federal National Mortgage Association	28,758	1,478,161

		3,237,375

Tobacco—1.1%
Altria Group, Inc.	82,770	5,865,082

Trading Companies & Distributors—0.1%
Finning International, Inc. (CAD)	20	662
Finning International, Inc. (Restricted Shares) (CAD)	1,070	35,404
W.W. Grainger, Inc.	7,670	577,935

		614,001

Wireless Telecommunication Services— 2.1%
Sprint Nextel Corp.	371,660	9,603,694
Vodafone Group, Plc. (ADR)	57,285	1,197,257

		10,800,951

Total Common Stock (Identified Cost $284,219,315)		316,665,328

Fixed Income—37.5% of Total Net Assets
Security Description	Face Amount	Value

Aerospace & Defense—0.3%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$531,000	$503,783
Northrop Grumman Corp. 7.750%, 02/15/31	510,000	618,331
Raytheon Co. 6.150%, 11/01/08	225,000	229,300

		1,351,414

Asset Backed—0.8%
AESOP Funding, LLC (144A) 2.860%, 08/20/09	220,000	208,971
AmeriCredit Automobile Receivables Co. 2.180%, 07/07/08	84,542	84,007
Bayview Financial 5.621%, 12/28/40	430,000	429,998
Capital One Auto Finance Trust 4.790%, 01/15/09	131,537	131,198
Capital One Master Trust 5.450%, 03/16/09	300,000	300,170
Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (b)	300,000	309,500
Continental Airlines Pass Through 6.648%, 09/15/17	433,139	436,377
Countrywide Asset-Backed Certificates 4.575%, 07/25/35	20,000	19,710
4.823%, 08/25/35	185,000	182,431
Falcon Franchise Loan, LLC (144A) 7.382%, 05/05/10	98,471	101,221
Residential Asset Mortgage Products, Inc. 3.800%, 07/25/30	37,753	37,557
4.109%, 01/25/29	226,211	221,082
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35	340,000	336,485
Small Business Administration Participation Certificates 4.350%, 07/01/23 (b)	37,126	34,676
4.950%, 03/01/25	571,963	556,713
4.990%, 09/01/24 (b)	307,269	297,469
5.180%, 05/01/24 (b)	166,261	163,167
5.520%, 06/01/24 (b)	524,950	525,291

		4,376,023

Auto Components—0.1%
Johnson Controls, Inc. 6.000%, 01/15/36	420,000	397,725

Beverages—0.1%
Miller Brewing Co. (144A) 5.500%, 08/15/13	680,000	670,411

Building Products—0.1%
Home Depot, Inc. 5.400%, 03/01/16	690,000	681,691

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Capital Markets—0.6%
Credit Suisse First Boston USA, Inc. 4.125%, 01/15/10	$340,000	$324,512
4.875%, 08/15/10	306,000	298,768
JPMorgan Chase & Co. 5.125%, 09/15/14	498,000	478,677
Merrill Lynch & Co., Inc. 5.450%, 07/15/14	489,000	482,242
Mizuho, Ltd. 6.686%, 03/29/49 (b)	500,000	492,095
Morgan Stanley 4.750%, 04/01/14	32,000	29,856
Morgan Stanley Group, Inc. 6.750%, 04/15/11	316,000	332,637
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	608,000	610,974

		3,049,761

Chemicals—0.1%
The Dow Chemical Co. 5.750%, 12/15/08	108,000	109,331
6.000%, 10/01/12	335,000	343,026

		452,357

Commercial Banks—0.9%
Bank of America Corp. 5.375%, 06/15/14	390,000	384,797
7.400%, 01/15/11	983,000	1,062,451
Bank One Corp. 8.000%, 04/29/27	100,000	121,543
Popular North America, Inc. 4.250%, 04/01/08	472,000	460,330
U.S. Bancorp 7.500%, 06/01/26	400,000	466,880
Wachovia Bank Commercial Mortage Trust 5.311%, 12/15/44	419,000	410,294
Wachovia Corp. 5.250%, 08/01/14	789,000	765,664
Wells Fargo Bank, National Association 6.450%, 02/01/11	750,000	781,405

		4,453,364

Commercial Mortgage-Backed Securities—2.1%
Greenwich Capital Commercial Funding Corp. 5.224%, 04/10/37	364,964	355,381
Banc of America Commercial Mortgage, Inc. 4.857%, 07/10/42	500,000	474,658
5.182%, 09/10/47	426,340	415,354
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.226%, 07/15/44	270,000	266,182
Criimi Mae Commercial Mortgage Trust (144A) 7.000%, 06/02/33	151,912	153,242
CS First Boston Mortgage Securities Corp. 6.550%, 01/17/35	250,000	253,845
Deutsche Mortgage & Asset Receiving Corp. 6.538%, 06/15/31	132,903	134,966

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
GE Capital Commercial Mortgage Corp. 5.519%, 03/10/44	$310,000	$304,662
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	35,273
Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	326,945	315,529
4.915%, 01/05/36 (b)	500,000	481,129
5.317%, 06/10/36 (b)	141,434	138,966
JPMorgan Chase Commercial Mortage Securities Corp. 5.295%, 01/12/43	530,000	520,737
JPMorgan Chase Commercial Mortgage Securities Corp. 4.780%, 07/15/42	389,000	365,428
4.948%, 09/12/37	400,000	380,342
5.038%, 03/15/46	480,060	461,724
5.213%, 05/15/41 (b)	92,933	91,055
Lehman Brothers Commercial Conduit Mortgage Trust 6.480%, 02/18/30	232,595	235,811
Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	250,000	243,829
5.168%, 01/14/42	199,571	193,866
Morgan Stanley Capital I, Inc. (144A) 0.727%, 11/15/30 (b)	5,515,296	92,103
Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	42,476	43,363
Residential Asset Mortgage Products, Inc. 4.971%, 09/25/34	204,000	197,356
Small Business Administration Participation Certificates 4.770%, 04/01/24	102,378	98,007
5.090%, 10/01/25	249,000	241,804
5.110%, 08/01/25 (b)	747,425	726,820
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	388,656	368,981
Structured Asset Securities Corp. 4.670%, 03/25/35	794,929	783,233
The Bear Stearns Commercial Mortgage Securities, Inc. 4.680%, 08/13/39	150,000	142,218
5.116%, 02/11/41	286,663	277,290
TIAA Retail Commercial Mortgage Trust (144A) 7.170%, 01/15/32	141,644	143,385
Wachovia Bank Commercial Mortgage Trust 4.847%, 10/15/41	470,000	446,146
4.935%, 04/15/42	500,000	477,128
5.083%, 03/15/42 (b)	488,241	470,862
5.195%, 10/15/44	347,000	337,590

		10,668,265

Commercial Services & Supplies—0.2%
Cendant Corp. 6.875%, 08/15/06	458,000	460,194
USA Waste Services, Inc. 7.000%, 07/15/28	196,000	209,833

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Services & Supplies—(Continued)
Waste Management, Inc. 7.375%, 08/01/10	$287,000	$306,172

		976,199

Communications Equipment—0.0%
Telefonica Europe 7.750%, 09/15/10	200,000	215,191

Construction & Engineering—0.1%
CRH America, Inc. 6.950%, 03/15/12	309,000	327,281

Consumer Finance—0.2%
Dean Witter Discover & Co. 6.750%, 01/01/16	260,000	271,504
HSBC Finance Corp. 5.500%, 01/19/16	525,000	512,920

		784,424

Diversified Financial Services—1.1%
Boeing Capital Corp. 6.500%, 02/15/12	676,000	711,443
Cadbury Schweppes U.S. Finance (144A) 5.125%, 10/01/13	600,000	576,907
Citigroup, Inc. 5.000%, 09/15/14	1,192,000	1,140,863
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (b)	318,000	343,598
Devon Financing Corp. 6.875%, 09/30/11	111,000	117,685
Duke Capital, LLC 8.000%, 10/01/19	375,000	437,957
General Electric Capital Corp. 5.450%, 01/15/13	250,000	249,812
6.750%, 03/15/32	424,000	472,157
HSBC Finance Corp. 5.250%, 01/14/11	370,000	365,482
MidAmerican Funding, LLC 6.927%, 03/01/29	100,000	109,471
RBS Capital Trust II 6.425%, 12/29/49 (b)	300,000	301,631
Sprint Capital Corp. 6.875%, 11/15/28	329,000	339,440
TCI Communications Financing III 9.650%, 03/31/27	308,000	331,089

		5,497,535

Diversified Telecommunication Services—0.3%
BellSouth Corp. 6.550%, 06/15/34	360,000	359,403
SBC Communications, Inc. 5.100%, 09/15/14	575,000	545,754
6.150%, 09/15/34	170,000	161,438
Verizon New York, Inc. 6.875%, 04/01/12	702,000	721,099

		1,787,694

Security Description	Face Amount	Value

Electric Utilities—0.5%
Exelon Generation Co., LLC 6.950%, 06/15/11	$518,000	$546,796
FirstEnergy Corp. (Series B) 6.450%, 11/15/11	538,000	556,687
Mid American Energy Holdings, Inc. 6.125%, 04/01/36	51,000	49,924
Niagara Mohawk Power Corp. 7.750%, 05/15/06	68,000	68,205
Oncor Electric Delivery Co. 7.000%, 09/01/22	434,000	463,743
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	103,316
Progress Energy, Inc. 7.100%, 03/01/11	549,000	582,268
PSE&G Power, LLC 6.950%, 06/01/12	155,000	164,249
8.625%, 04/15/31	200,000	254,200
Virginia Electric & Power Co. 5.375%, 02/01/07	45,000	44,935

		2,834,323

Energy Equipment & Services—0.4%
Halliburton Co. 5.500%, 10/15/10	402,000	402,949
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	327,000	341,885
7.125%, 03/15/12	150,000	159,870
7.750%, 03/15/32	53,000	60,302
MidAmerican Energy Holdings Co. 3.500%, 05/15/08	150,000	144,102
5.875%, 10/01/12	500,000	504,633
System Energy Resources, Inc. (144A) 5.129%, 01/15/14	156,270	151,255
United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	50,000	48,898

		1,813,894

Federal Agencies—16.2%
AID Arab Republic of Egypt 4.450%, 09/15/15	403,000	379,795
Federal Home Loan Bank 3.250%, 07/21/06	740,000	736,123
3.750%, 09/28/06	2,355,000	2,339,535
3.900%, 02/25/08	285,000	278,999
4.500%, 01/01/19	222,015	212,350
4.500%, 02/01/20	303,851	290,248
5.000%, 06/01/18	58,591	57,212
5.000%, 12/01/18	143,967	140,579
5.000%, 02/01/19	228,976	223,369
5.000%, 04/01/34	149,062	142,090
5.000%, 08/01/35	401,686	382,285
5.000%, 09/01/35	281,585	267,985
5.000%, 10/01/35	622,134	592,086
5.250%, 06/18/14	520,000	520,988
5.500%, 01/01/19	180,303	179,137

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 04/01/19	$19,316	$19,198
5.500%, 06/01/19	17,411	17,298
5.500%, 07/01/19	32,918	32,705
5.500%, 12/01/19	105,351	104,670
5.500%, 12/01/20	51,363	51,029
5.500%, 08/01/25	247,364	243,525
5.500%, 09/01/25	298,148	293,521
5.500%, 12/01/33	205,068	200,617
5.500%, 01/01/34	146,117	142,946
5.500%, 04/01/34	96,590	94,450
5.500%, 11/01/34	113,886	111,363
5.500%, 10/01/35	416,670	406,947
6.000%, 04/01/16	51,741	52,375
6.000%, 04/01/17	83,188	84,204
6.000%, 05/01/17	30,210	30,580
6.000%, 06/01/17	49,277	49,879
6.000%, 07/01/17	47,965	48,551
6.000%, 10/01/17	61,720	62,474
6.000%, 08/01/19	226,251	228,936
6.000%, 09/01/19	98,395	99,563
6.000%, 11/01/19	53,194	53,842
6.000%, 02/01/23	165,095	166,183
6.000%, 12/01/25	142,453	143,259
6.000%, 02/01/26	161,452	162,365
6.000%, 04/01/34	87,807	87,914
6.000%, 07/01/34	409,107	409,607
6.000%, 08/01/34	1,880,717	1,883,016
6.000%, 09/01/34	97,673	97,792
6.000%, 03/01/36	295,725	295,910
6.500%, 05/01/34	65,469	66,743
6.500%, 06/01/34	85,941	87,613
6.500%, 08/01/34	348,518	355,299
6.500%, 10/01/34	375,277	383,361
Federal Home Loan Mortgage Corp. 3.750%, 11/15/06	419,000	415,491
4.125%, 11/18/09	245,000	236,858
4.125%, 07/12/10	787,000	756,474
4.500%, 08/01/19	84,687	80,896
4.500%, 04/01/35	425,938	393,446
4.875%, 11/15/13	3,637,000	3,562,660
5.000%, 12/01/17	43,397	42,414
5.000%, 09/01/33	542,985	518,012
5.000%, 11/01/33	255,482	243,732
5.000%, 05/01/35	186,913	177,885
5.000%, 08/01/35	228,571	217,532
5.000%, 10/01/35	905,629	861,889
5.500%, 08/01/19	87,958	87,388
5.500%, 02/01/20	42,719	42,442
5.500%, 06/01/25	513,572	505,440
5.500%, 07/01/25	188,919	185,928
5.500%, 05/01/33	156,119	152,730
5.500%, 05/01/35	53,010	51,773
5.500%, 07/01/35	461,286	450,522
5.500%, 09/01/35	153,413	149,833
6.000%, 07/01/35	221,340	221,485
6.000%, 08/01/35	288,898	289,087
6.500%, 11/01/34	435,187	443,655

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 3.000%, 03/02/07	$585,000	$573,946
3.250%, 07/31/06	350,000	348,032
4.010%, 08/01/13	41,740	38,395
4.500%, 04/01/18	109,951	105,346
4.500%, 06/01/18	220,387	211,156
4.500%, 07/01/18	1,157,703	1,109,210
4.500%, 06/01/19	1,701,241	1,628,156
4.500%, 04/01/20	374,079	358,009
4.500%, 05/01/20	150,903	144,350
4.500%, 07/01/20	123,490	118,185
4.500%, 02/01/35	163,308	151,070
4.500%, 03/01/35	683,549	630,749
4.518%, 05/01/14 (b)	363,198	343,102
4.630%, 04/01/14	103,065	97,859
4.760%, 10/01/15	79,539	75,792
4.845%, 06/01/13	96,045	92,703
4.847%, 08/01/14 (b)	242,101	233,147
4.880%, 03/01/20	276,980	271,024
4.924%, 04/01/15 (b)	668,872	645,667
4.940%, 08/01/15	50,000	48,152
5.000%, 11/01/17	48,943	47,848
5.000%, 02/01/18	207,120	202,485
5.000%, 11/01/18	89,568	87,500
5.000%, 12/01/18	212,225	207,324
5.000%, 06/01/19	2,081,577	2,031,205
5.000%, 07/01/19	714,485	697,195
5.000%, 09/01/19	188,595	184,032
5.000%, 11/01/19	308,393	300,930
5.000%, 12/01/19	90,809	88,612
5.000%, 01/01/20	108,656	105,976
5.000%, 03/01/20	217,750	212,380
5.000%, 05/01/20	178,998	174,584
5.000%, 07/01/20	122,913	119,881
5.000%, 11/01/33	544,461	519,800
5.000%, 03/01/34	530,301	506,150
5.000%, 04/01/34	539,253	514,289
5.000%, 05/01/34	156,702	149,448
5.000%, 06/01/34	124,179	118,431
5.000%, 08/01/34	164,712	157,087
5.000%, 09/01/34	696,300	664,067
5.000%, 11/01/34	101,600	96,897
5.000%, 12/01/34	76,980	73,417
5.000%, 06/01/35	391,631	372,972
5.000%, 07/01/35	821,556	782,365
5.000%, 08/01/35	123,936	118,018
5.250%, 04/15/07	1,866,000	1,868,047
5.500%, 11/01/17	145,696	144,960
5.500%, 12/01/17	308,732	307,173
5.500%, 01/01/18	101,357	100,845
5.500%, 02/01/18	83,514	83,069
5.500%, 12/01/18	394,360	392,258
5.500%, 06/01/19	923,133	917,844
5.500%, 07/01/19	334,397	332,480
5.500%, 08/01/19	53,950	53,641
5.500%, 09/01/19	407,766	405,431

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 11/01/19	$108,143	$107,523
5.500%, 05/01/25	270,430	266,078
5.500%, 06/01/25	181,673	178,750
5.500%, 02/01/33	160,820	157,293
5.500%, 04/01/33	323,760	316,659
5.500%, 05/01/33	71,173	69,612
5.500%, 06/01/33	733,371	717,288
5.500%, 07/01/33	441,433	431,752
5.500%, 11/01/33	738,287	722,095
5.500%, 12/01/33	62,879	61,500
5.500%, 01/01/34	515,416	504,113
5.500%, 02/01/34	345,123	337,554
5.500%, 03/01/34	73,166	71,543
5.500%, 04/01/34	212,905	208,230
5.500%, 05/01/34	902,334	882,082
5.500%, 06/01/34	3,787,266	3,702,265
5.500%, 07/01/34	2,217,625	2,167,853
5.500%, 08/01/34	446,463	436,443
5.500%, 09/01/34	1,800,577	1,760,166
5.500%, 10/01/34	1,431,459	1,399,333
5.500%, 11/01/34	3,766,690	3,682,151
5.500%, 12/01/34	2,299,379	2,247,774
5.500%, 01/01/35	708,575	692,673
5.500%, 02/01/35	358,583	350,121
5.500%, 04/01/35	379,344	370,392
5.500%, 05/01/35	142,609	139,244
5.500%, 07/01/35	42,273	41,275
5.500%, 08/01/35	304,421	297,237
5.500%, 09/01/35	795,614	776,872
5.500%, 10/01/35	254,231	248,259
6.000%, 05/15/08	728,000	741,452
6.000%, 05/15/11	426,000	441,643
6.000%, 04/01/16	128,742	130,545
6.000%, 12/01/16	38,755	39,297
6.000%, 02/01/17	94,295	95,615
6.000%, 03/01/17	365,289	370,404
6.000%, 08/01/17	123,089	124,801
6.000%, 09/01/17	576,321	584,337
6.000%, 03/01/18	101,679	103,094
6.000%, 11/01/18	625,126	633,872
6.000%, 01/01/21	49,581	50,255
6.000%, 01/01/23	129,630	130,409
6.000%, 11/01/25	233,430	234,680
6.000%, 04/01/34	853,027	853,386
6.000%, 05/01/34	94,881	94,921
6.000%, 06/01/34	819,224	819,570
6.000%, 07/01/34	735,101	735,410
6.000%, 08/01/34	2,090,104	2,090,984
6.000%, 11/01/34	140,412	140,470
6.000%, 12/01/34	58,912	58,937
6.000%, 04/01/35	85,538	85,568
6.000%, 12/01/35	568,937	569,139
6.000%, 02/01/36	396,730	396,806
6.500%, 05/01/08	637,375	645,913
6.500%, 11/01/28	143,846	147,487
6.500%, 07/01/31	20,753	21,232

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.500%, 09/01/31	$161,659	$165,395
6.500%, 07/01/32	378,189	387,352
6.500%, 08/01/32	181,009	185,065
6.500%, 01/01/33	12,360	12,637
6.500%, 03/01/34	59,165	60,368
6.500%, 04/01/34	860,925	879,188
6.500%, 06/01/34	84,313	86,028
6.500%, 07/01/34	109,346	111,569
6.625%, 09/15/09	804,000	841,081
6.625%, 11/15/10	3,400,000	3,602,229
7.500%, 11/01/31	30,410	31,773
7.500%, 02/01/32	24,546	25,646

		83,833,467

Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc. 5.250%, 09/01/35	532,000	482,589

Food Products—0.1%
General Mills, Inc. 6.000%, 02/15/12	23,000	23,431
Kraft Foods, Inc. 6.250%, 06/01/12	349,000	359,514

		382,945

Foreign Government—0.1%
State of Israel 4.625%, 06/15/13	95,000	88,863
United Mexican States 5.625%, 01/15/17	282,000	273,117
6.375%, 01/16/13	314,000	321,850
6.625%, 03/03/15	29,000	30,262

		714,092

Government Agency—1.1%
Financing Corp. 9.650%, 11/02/18	120,000	166,398
Government National Mortgage Association 4.500%, 07/20/33	50,298	46,917
4.500%, 09/15/33	190,403	179,387
4.500%, 09/20/33	91,993	85,809
4.500%, 12/20/34	89,082	83,050
5.000%, 07/20/33	146,976	142,026
5.000%, 06/15/34	232,784	225,732
5.000%, 06/15/35	123,946	120,102
5.500%, 11/15/32	176,538	174,947
5.500%, 08/15/33	824,942	817,417
5.500%, 09/15/34	1,402,953	1,390,153
5.500%, 10/15/35	44,106	43,691
6.000%, 12/15/28	269,059	272,690
6.000%, 12/15/31	296,605	300,310
6.000%, 03/15/32	14,731	14,916
6.000%, 01/15/33	231,555	234,434
6.000%, 02/15/33	13,693	13,864
6.000%, 04/15/33	227,645	230,476

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Government Agency—(Continued)
6.000%, 08/15/33	$12,358	$12,512
6.000%, 07/15/34	502,787	508,767
6.500%, 11/20/35	186,003	190,827
6.500%, 02/20/36	115,878	118,892
Small Business Administration Participation Certificates 5.390%, 12/01/25	269,000	266,113
U.S. Department of Housing & Urban Development 7.498%, 08/01/11	98,000	104,681

		5,744,111

Health Care Equipment & Supplies—0.1%
Wellpoint, Inc. 5.250%, 01/15/16	330,000	318,233

Health Care Providers & Services—0.1%
HCA, Inc. 6.950%, 05/01/12	314,000	317,033
8.750%, 09/01/10	81,000	87,858

		404,891

Independent Power Producers & Energy Traders—0.1%
TXU Energy Co. 7.000%, 03/15/13	376,000	391,629

Insurance—0.5%
American International Group, Inc. 4.250%, 05/15/13	847,000	783,219
5.050%, 10/01/15	400,000	381,409
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	110,672
Fund American Cos., Inc. 5.875%, 05/15/13	105,000	103,164
Genworth Financial, Inc. 5.750%, 06/15/14	235,000	236,337
St. Paul Travelers 5.500%, 12/01/15	252,000	246,504
The Allstate Corp. 5.550%, 05/09/35	370,000	342,745
The St. Paul Travelers Cos., Inc. 5.750%, 03/15/07	85,000	84,866
Travelers Property Casualty Corp. 6.375%, 03/15/33	56,000	56,757

		2,345,673

Investment Companies—0.0%
Lehman Brothers Holdings, Inc. 5.500%, 04/04/16	156,000	152,935

Machinery—0.1%
Kennametal, Inc. 7.200%, 06/15/12	357,000	379,377

Security Description	Face Amount	Value

Media—0.5%
Cox Communications, Inc. 4.625%, 06/01/13	$475,000	$432,553
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	201,042
News America Holdings, Inc. 6.200%, 12/15/34	295,000	276,272
7.750%, 01/20/24	125,000	135,106
8.500%, 02/23/25	150,000	173,245
The Walt Disney Co. 6.375%, 03/01/12	466,000	484,411
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	600,000	690,607

		2,393,236

Metals & Mining—0.0%
Alcan, Inc. 5.000%, 06/01/15	257,000	242,359

Multi-Utilities—0.2%
Centerpoint Energy Resources Corp. 7.875%, 04/01/13	191,000	212,788
Dominion Resources, Inc. 5.150%, 07/15/15	356,000	334,385
Pacific Gas & Electric Co. 4.800%, 03/01/14	427,000	403,779

		950,952

Office Electronics—0.1%
Cisco Systems, Inc. 5.500%, 02/22/16	630,000	620,537

Oil, Gas & Consumable Fuels—0.2%
Amerada Hess Corp. 7.300%, 08/15/31	150,000	167,011
Ocean Energy, Inc. 7.250%, 10/01/11	383,000	411,461
Tosco Corp. 7.625%, 05/15/06	100,000	100,273
Valero Energy Corp. 6.875%, 04/15/12	286,000	303,394
XTO Energy, Inc. 5.650%, 04/01/16	290,000	286,517

		1,268,656

Paper & Forest Products—0.1%
MeadWestvaco Corp. 6.800%, 11/15/32	166,000	157,297
6.850%, 04/01/12	35,000	36,140
Weyerhaeuser Co. 6.750%, 03/15/12	377,000	392,463

		585,900

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Pharmaceuticals—0.1%
Cardinal Health, Inc. 5.850%, 12/15/17	$195,000	$192,547
Wyeth 5.500%, 03/15/13 (b)	388,000	383,595

		576,142

Real Estate—0.6%
Boston Properties, Inc. (REIT) 5.000%, 06/01/15	200,000	187,455
EOP Operating, L.P. 6.763%, 06/15/07	175,000	177,669
6.800%, 01/15/09	635,000	654,092
HRPT Properties Trust (REIT) 6.250%, 08/15/16	393,000	396,051
Prologis 5.750%, 04/01/16	584,000	573,991
Simon Property Group L.P. (REIT) 5.100%, 06/15/15	208,000	196,745
6.375%, 11/15/07	309,000	313,474
Vornado Realty, L.P. (REIT) 4.750%, 12/01/10	182,000	174,168
5.625%, 06/15/07	650,000	650,794

		3,324,439

Road & Rail—0.2%
CSX Corp. 6.750%, 03/15/11	159,000	167,005
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	405,620
Union Pacific Corp. 5.375%, 05/01/14	299,000	293,750
6.125%, 01/15/12	108,000	110,906

		977,281

Specialty Retail—0.2%
Fortune Brands, Inc. 5.125%, 01/15/11	404,000	395,684
May Department Stores Co. 5.750%, 07/15/14	400,000	397,882

		793,566

Thrifts & Mortgage Finance—0.0%
Countrywide Home Loans, Inc. 5.500%, 08/01/06	167,000	167,227

U.S. Treasury—7.8%
United States Treasury Bonds 5.375%, 02/15/31	2,325,000	2,447,425
6.250%, 08/15/23	3,748,000	4,250,760
7.500%, 11/15/16	290,000	350,424
7.875%, 02/15/21	350,000	451,828
8.000%, 11/15/21	434,000	570,100
8.875%, 02/15/19	281,000	382,533
9.875%, 11/15/15	450,000	619,770

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
10.375%, 11/15/12	$337,000	$365,526
United States Treasury Notes 3.000%, 11/15/07	682,000	662,446
3.125%, 04/15/09	2,000,000	1,905,000
3.250%, 08/15/07	246,000	240,773
3.500%, 11/15/06	315,000	312,342
4.000%, 06/15/09	108,000	105,372
4.375%, 05/15/07 (b)	586,000	582,841
4.500%, 02/15/16	379,000	368,607
4.750%, 11/15/08	86,000	85,819
United States Treasury Notes 4.750%, 05/15/14	370,000	366,763
5.000%, 02/15/11	97,000	97,788
5.500%, 02/15/08	753,000	762,089
5.625%, 05/15/08	14,304,000	14,528,058
6.000%, 02/15/26	2,217,000	2,473,686
6.625%, 05/15/07	1,292,000	1,316,225
7.000%, 07/15/06	3,183,000	3,202,273
United States Treasury Notes (TII) 3.000%, 07/15/12	2,111,808	2,200,651
4.250%, 01/15/10	1,696,824	1,823,091

		40,472,190

Wireless Telecommunication Services—0.1%
Cingular Wireless, LLC 6.500%, 12/15/11	250,000	261,360

Yankee—1.0%
Barclays Bank, Plc. (144A) 6.860%, 09/29/49	350,000	370,236
Consumers International, Inc. 10.250%, 04/01/49 (c) (d)	50,000	0
Deutsche Telekom International Finance 8.250%, 06/15/30 (b)	489,000	584,957
Diageo 5.500%, 04/01/13	490,000	485,794
France Telecom S.A. 7.750%, 03/01/11 (b)	134,000	146,343
Hydro-Quebec 6.300%, 05/11/11	350,000	364,869
ING Groep NV 5.775%, 12/29/49	809,000	786,941
Mizuho Financial Group Cayman, Ltd. (144A) 5.790%, 04/15/14	279,000	279,704
MUFG Capital Finance 6.346%, 07/29/49	242,000	238,137
Nexen, Inc. 5.875%, 03/10/35	300,000	279,649
Norsk Hydro A/S 7.750%, 06/15/23	100,000	120,024
PCCW-HKTC Capital, Ltd. (144A) 6.000%, 07/15/13	129,000	127,849
Pemex Project Funding Master Trust 8.625%, 02/01/22	127,000	149,860
9.125%, 10/13/10	125,000	140,625

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
Telecom Italia Capital S.A. 5.250%, 11/15/13	$208,000	$197,081
6.000%, 09/30/34	244,000	219,507
TransCanada Pipelines, Ltd. 7.150%, 06/15/06	375,000	376,448
UFJ Finance Aruba AEC 6.750%, 07/15/13	360,000	381,497

		5,249,521

Total Fixed Income (Identified Cost $198,734,402)		193,370,860

Warrants—0.0%
Security Description	Shares	Value

Chemicals—0.0%
Syngenta AG (CHF) (a)	1,413	1,779

Total Warrants (Identified Cost $1,096)		1,779

Short Term Investments—0.8%
Security Description	Face Amount	Value

Commercial Paper—0.8%
Citigroup, Inc. 4.830%, 04/03/06	$4,007,000	4,005,925

Total Short Term Investments (Identified Cost $4,005,925)		4,005,925

Total Investments—99.6% (Identified Cost $486,960,738) (e)		514,043,892
Other assets less liabilities		1,961,023

Total Net Assets—100%		$516,004,915

(a)	Non-Income Producing.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2006.
(c)	Non-Income Producing; Defaulted Bond.
(d)	Zero Valued Security.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $486,960,738 and the composition of unrealized appreciation and depreciation of investment securities was $41,515,113 and $(14,431,959), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, the market value of 144A securities was $4,665,953, which is 0.9% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—107.7% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Holdings, Inc. 6.375%, 10/15/15	$115,000	$113,275
Lockheed Martin Corp. 8.500%, 12/01/29	50,000	64,917
Northrop Grumman Corp. 4.079%, 11/16/06	600,000	595,713

		773,905

Asset Backed—15.9%
Ares VIII CLO, Ltd. (144A) 7.450%, 02/26/16 (a)	1,600,000	1,622,384
Bank One Credit Card Issuance Trust 4.859%, 12/15/10	7,175,000	7,189,704
BMW Vehicle Owner Trust 4.040%, 02/25/09 (a)	8,250,000	8,158,182
Capital Auto Receivables Asset 4.050%, 07/15/09 (a)	7,775,000	7,666,777
Capital Transition Funding, LLC 5.010%, 01/15/10	4,010,406	3,989,976
Centex Home Equity Loan Trust 6.868%, 12/25/32 (a)	2,600,000	2,614,580
Citibank Credit Card Issuance Trust 4.850%, 11/22/10	10,675,000	10,689,968
4.850%, 02/10/11	8,000,000	7,917,520
6.650%, 05/15/08	1,000,000	1,001,442
CWABS, Inc. 4.681%, 04/25/36 (a)	7,333,247	7,333,194
4.701%, 12/25/35 (a)	9,240,864	9,241,505
DaimlerChrysler Auto Owner Trust 3.490%, 12/08/08	10,350,000	10,219,597
First USA Credit Card Master Trust 4.903%, 05/17/10 (a)	10,169,000	10,189,885
Ford Credit Auto Owner Trust 3.480%, 11/15/08	9,100,000	8,988,914
4.170%, 01/15/09 (a)	7,700,000	7,626,648
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (a)	441,495	439,287
Knollwood CDO, Ltd. (144A) 7.750%, 02/08/39 (a)	1,045,556	1,030,855
MBNA Credit Card Master Note Trust 3.300%, 07/15/10	6,715,000	6,491,046
4.661%, 01/25/36 (a)	7,296,072	7,296,017
4.950%, 06/15/09	4,000,000	3,996,397
6.550%, 12/15/08	1,350,000	1,354,821
7.000%, 02/15/12	1,125,000	1,189,547
Option One Mortgage Loan Trust 5.568%, 01/25/33 (a)	2,425,000	2,432,777
RBS Capital Trust I 4.709%, 12/29/49 (a)	375,000	347,251
Residential Asset Securities Corp. 4.908%, 01/25/36 (a)	7,302,531	7,303,402
SLM Corp. 4.525%, 04/25/12 (a)	8,050,000	8,048,068
Structured Asset Investment Loan Trust 6.768%, 04/25/33 (a)	3,900,000	3,921,252

Security Description	Face Amount	Value

Asset Backed—(Continued)
USAA Auto Owner Trust 3.160%, 02/17/09	$4,277,075	$4,225,225
4.630%, 05/15/12 (a)	7,875,000	7,754,362
Wachovia Capital Corp. 5.800%, 03/15/42 (a)	1,110,000	1,090,552
Washington Mutual Asset Securities Corp. 5.150%, 05/25/36	7,380,000	7,297,207

		168,668,342

Auto Components—0.1%
Briggs & Stratton Corp. 8.875%, 03/15/11	1,100,000	1,215,500

Automobiles—0.1%
DaimlerChrysler North America Holding Corp. 8.500%, 01/18/31 (b)	590,000	690,230

Capital Markets—2.5%
Goldman Sachs Group, Inc. 5.350%, 01/15/16	1,950,000	1,883,429
JPMorgan Chase & Co. 5.350%, 03/01/07	6,520,000	6,524,199
Morgan Stanley Group, Inc. 4.910%, 03/07/08	12,435,000	12,431,307
5.050%, 01/21/11	5,525,000	5,415,970
6.750%, 04/15/11	225,000	236,846

		26,491,751

Commercial Banks—4.7%
Atlantic Marine Corps Communities (144A) 5.343%, 12/01/50	150,000	138,777
Bank of America Corp. 4.500%, 08/01/10 (b)	4,320,000	4,175,232
4.960%, 03/24/09 (a)	8,225,000	8,224,646
Bank of New York 3.800%, 02/01/08	1,250,000	1,218,305
First National Bank of Boston 7.375%, 09/15/06	1,750,000	1,766,364
General Electric Capital Corp. 3.125%, 11/09/06	4,850,000	4,790,301
HSBC Bank USA, N.A. 3.870%, 06/07/07	6,750,000	6,644,329
Huntington National Bank 2.750%, 10/16/06	675,000	666,205
Nationwide Building Society 2.625%, 01/30/07	1,325,000	1,297,693
Nationwide Building Society (144A) 4.250%, 02/01/10	1,370,000	1,314,159
Simon Debartolo Group, L.P. 6.875%, 11/15/06	4,150,000	4,184,968
U.S. Bank N.A. 2.850%, 11/15/06	2,200,000	2,169,279
4.400%, 08/15/08	2,290,000	2,248,139
Wachovia Bank, National Association 4.375%, 08/15/08	1,365,000	1,340,206
4.980%, 03/23/09	4,800,000	4,798,296

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Wells Fargo & Co. 4.200%, 01/15/10	$1,335,000	$1,281,234
4.625%, 08/09/10	2,765,000	2,683,515
4.875%, 01/12/11	940,000	919,250

		49,860,898

Commercial Mortgage-Backed Securities—15.8%
Asset Backed Funding Corp. (144A) 4.450%, 05/25/34	64,281	64,120
Bank of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	4,983,925
6.186%, 06/11/35	5,530,000	5,719,311
7.333%, 10/15/09	6,315,000	6,678,066
Bear Stearns Commercial Mortgage Securities, Inc. 4.361%, 06/11/41	5,106,148	4,989,507
7.080%, 06/15/09	2,075,000	2,167,345
Chase Commerical Mortgage Security Corp. 7.319%, 10/15/32	2,370,000	2,528,885
Credit Suisse First Boston Mortgage Trust 4.940%, 12/15/35	7,295,000	7,065,366
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	6,720,000	7,154,209
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	4,983,812
GGP Mall Properties Trust (144A) 5.558%, 11/15/11	3,925,319	3,933,562
GMAC Commercial Mortgage Services, Inc. 7.455%, 08/16/33	5,150,000	5,505,693
GS Mortgage Securities Corp. 4.751%, 07/10/39	1,850,000	1,743,762
GS Mortgage Securities Corp. II 5.553%, 04/10/38	2,400,000	2,393,094
Harborview Mortgage Loan Trust 5.086%, 11/19/35 (a)	6,500,219	6,502,801
Indymac MBS, Inc. 5.598%, 09/25/35 (a)	8,766,680	8,918,337
Irwin Land, LLC 5.400%, 12/15/47	1,650,000	1,485,644
JPMorgan Commercial Mortgage Finance Corp. 5.857%, 10/12/35	5,710,000	5,805,058
6.507%, 10/15/35	4,844,821	4,951,987
7.239%, 09/15/29	2,300,000	2,393,915
LB-UBS Commercial Mortgage Trust 3.881%, 08/15/29 (a)	3,915,068	3,796,821
4.071%, 09/15/26	4,611,431	4,454,742
4.559%, 07/17/12 (a)	4,075,000	3,935,847
5.642%, 12/15/25	8,346,876	8,398,066
7.950%, 05/15/25 (a)	5,480,000	5,934,498
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	2,885,911	2,951,020
Morgan Stanley Capital I, Inc. (144A) 7.220%, 05/15/07	1,173,099	1,185,361
Morgan Stanley Capital, Inc. 6.210%, 11/15/31	1,445,213	1,467,992

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Mortgage Capital Funding, Inc. 6.423%, 06/18/30	$4,795,408	$4,876,370
NationsLink Funding Corp. 6.476%, 08/20/30	1,458,133	1,485,173
6.795%, 08/20/30	1,325,000	1,364,306
Nomura Asset Securities Corp. 6.590%, 03/15/30	4,825,000	4,936,793
Salomon Brothers Commercial Mortgage Trust 6.592%, 12/18/33	5,750,000	5,979,845
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	5,860,000	6,137,362
Salomon Brothers Mortgage Securities VII, Inc. (144A) 6.134%, 02/18/34	317,630	318,345
Wachovia Bank Commercial Mortgage Trust 3.477%, 08/15/41 (a)	3,621,821	3,513,141
4.935%, 04/15/42	4,950,000	4,723,571
Washington Mutual, Inc. 3.423%, 04/25/33 (a)	5,406,505	5,252,882
3.695%, 05/25/33 (a)	4,750,000	4,562,564
4.504%, 06/25/33 (a)	1,584,114	1,562,265

		166,805,363

Commercial Services & Supplies—0.0%
United Rentals, Inc. 6.500%, 02/15/12	125,000	122,500

Construction & Engineering—0.1%
United Technologies Corp. 8.875%, 11/15/19	400,000	513,203

Containers & Packaging—0.1%
Ball Corp. 6.875%, 12/15/12	815,000	833,338

Diversified Financial Services—5.2%
Allstate Financial Global Funding, LLC (144A) 5.250%, 02/01/07	1,500,000	1,497,468
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14	35,000	38,763
Citigroup, Inc. 3.500%, 02/01/08	17,715,000	17,182,700
4.125%, 02/22/10	2,500,000	2,391,973
5.500%, 08/09/06	6,065,000	6,075,110
Devon Financing Corp. 7.875%, 09/30/31	745,000	899,419
General Electric Capital Corp. 4.125%, 09/01/09 (b)	4,480,000	4,319,513
5.000%, 11/15/11 (b)	16,940,000	16,604,859
Household Finance Corp. 6.400%, 06/17/08	3,010,000	3,075,910
Kinder Morgan Financial Corp. 5.700%, 01/05/16	855,000	832,986
Sprint Capital Corp. 6.875%, 11/15/28 (b)	460,000	474,598
8.750%, 03/15/32 (b)	470,000	587,621

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-125

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Verizon Global Funding Corp. 7.750%, 12/01/30	$1,335,000	$1,474,839

		55,455,759

Diversified Telecommunication Services—0.9%
AT&T Broadband Corp. 8.375%, 03/15/13	1,330,000	1,495,783
BellSouth Corp. (144A) 4.258%, 04/26/21 (a)	2,630,000	2,628,443
Cincinnati Bell, Inc. 7.250%, 07/15/13 (b)	80,000	82,200
GTE Corp. 6.940%, 04/15/28	225,000	225,954
QWEST Corp. 8.160%, 06/15/13 (a)	415,000	456,500
SBC Communications, Inc. 6.450%, 06/15/34	250,000	246,078
SBC Communications, Inc. (144A) 4.389%, 06/05/21 (a)	3,900,000	3,894,423
Wind Acquisition Finance, Inc. 10.750%, 12/01/15	475,000	513,000

		9,542,381

Electric Utilities—1.0%
AES Ironwood, LLC 8.857%, 11/30/25	185,799	208,095
Centerpoint Energy, Inc. 7.250%, 09/01/10	1,555,000	1,640,452
Dominion Resources, Inc. 7.195%, 09/15/14	875,000	942,121
8.125%, 06/15/10	1,900,000	2,063,168
Elwood Energy, LLC 8.159%, 07/05/26	349,545	372,170
Florida Power & Light Co. 5.625%, 04/01/34	475,000	452,713
Indiana Michigan Power Co. 6.125%, 12/15/06	2,075,000	2,084,273
NorthWestern Corp. 5.875%, 11/01/14	190,000	187,144
Peco Energy Co. 4.750%, 10/01/12	947,000	903,600
Progress Energy, Inc. 7.750%, 03/01/31	1,350,000	1,569,339

		10,423,075

Electronic Equipment & Instruments—0.1%
Loral Corp. 7.000%, 09/15/23	1,175,000	1,299,598

Federal Agencies—37.1%
Federal Home Loan Bank 4.500%, 05/01/18	8,872,198	8,492,304
4.500%, 03/01/19	134,995	128,952
4.500%, 05/01/19	2,407,076	2,300,882
4.500%, 07/01/19	1,775,815	1,696,313

Security Description	Face Amount	Value

Federal Agencies—(Continued)
4.500%, 12/01/19	$2,503,495	$2,391,417
5.000%, 08/01/20	1,412,729	1,377,253
5.000%, 09/01/20	97,214	94,773
5.000%, 10/01/20	4,445,817	4,334,174
5.000%, 11/01/20 (a)	11,009,277	10,732,813
5.000%, 11/01/20	302,968	295,360
5.000%, 12/01/20	70,567	68,795
5.000%, 01/01/21	395,103	385,181
5.000%, 11/01/24 (a)	3,427,493	3,341,423
5.500%, 07/01/33	6,048,974	5,919,987
Federal Home Loan Mortgage Corp. 3.150%, 06/04/08	10,775,000	10,354,506
4.500%, 08/01/20	5,252,193	5,017,058
4.763%, 03/01/35 (a)	14,419,288	14,174,169
5.000%, 03/15/18	4,200,000	4,021,749
5.000%, 04/01/20	625,091	609,394
5.000%, 05/01/20	1,191,145	1,161,233
5.000%, 07/01/20	3,619,803	3,528,903
5.000%, 09/01/20 (a)	28,485,120	27,769,806
5.000%, 09/01/35	2,833,967	2,697,094
5.500%, 03/15/34	8,410,491	8,367,285
5.500%, 05/15/34	7,283,634	7,241,450
5.500%, TBA	900,000	878,625
9.000%, 12/01/09	37,189	38,117
Federal National Mortgage Association 2.750%, 07/23/07	9,575,000	9,290,651
3.000%, 03/02/07	4,235,000	4,154,975
4.000%, 10/16/06	18,275,000	18,163,047
4.000%, 01/26/09 (b)	14,975,000	14,546,116
4.500%, 10/01/18	2,061,417	1,975,070
4.500%, 02/01/35	1,341,210	1,237,610
4.500%, 03/01/35	843,903	778,717
4.500%, 08/01/35	1,107,083	1,021,568
4.500%, 09/01/35	1,162,937	1,073,109
4.500%, TBA	5,700,000	5,256,472
5.000%, 01/01/18	1,631,227	1,594,749
5.000%, 06/01/18	2,620,708	2,560,183
5.000%, 06/01/23	2,898,341	2,789,849
5.000%, 11/01/33	12,285,571	11,729,108
5.000%, 04/25/35	3,400,000	3,337,715
5.000%, 07/01/35	474,908	452,230
5.000%, 12/01/35	4,407,803	4,197,326
5.000%, TBA	2,700,000	2,570,063
5.500%, 08/01/19	22,024	21,898
5.500%, 01/01/24	1,690,366	1,666,046
5.500%, 05/25/27	3,066,328	3,065,900
5.500%, 04/25/30	5,677,610	5,669,492
5.500%, 04/01/33	3,705,417	3,624,154
5.500%, 11/01/33	3,649,099	3,569,070
5.500%, 02/01/34	11,918,714	11,657,325
5.500%, 04/01/34	1,110,894	1,086,531
5.500%, 05/25/34	5,191,492	5,151,408
5.500%, 11/01/34	5,705,282	5,577,234
5.500%, 02/01/35	18,866,212	18,460,331
5.500%, 07/25/35	4,363,304	4,339,736
5.500%, 11/01/35 (c)	10,351,346	2,756,070

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 12/01/35	$17,100,000	$16,723,341
5.500%, 01/25/36 (c)	11,557,132	3,069,050
5.500%, TBA	48,900,000	48,594,375
6.000%, 07/01/16	723,278	733,623
6.000%, 02/01/34	4,127,637	4,129,847
6.000%, 08/01/34	3,490,008	3,491,877
6.000%, 03/01/36	999,900	999,900
6.000%, TBA	1,000,000	999,688
6.500%, 07/01/14	295,608	302,580
6.500%, 04/01/17	4,122,493	4,221,288
6.500%, 11/01/27	261,407	267,983
6.500%, 12/01/29 (a)	1,766,285	1,810,945
7.750%, 03/01/08	15,843	15,951
7.750%, 04/01/08	1,545	1,556
8.250%, 07/01/08	37,800	38,122
8.500%, 02/01/09	50,187	51,368
8.500%, 09/01/09	7,352	7,488
9.000%, 04/01/16	9,185	9,578
Government National Mortgage Association 5.000%, 10/20/33	10,651,658	10,292,902
5.500%, 04/15/33	572,215	566,996
6.000%, 09/20/33	1,787,838	1,804,491
6.000%, 10/20/33	2,892,045	2,928,975
6.000%, 11/20/33	3,993,155	4,030,348
6.000%, 02/20/34	2,897,518	2,922,935
6.500%, 07/15/28	159,994	166,069
6.500%, 05/15/29	321,741	333,978
6.500%, 12/15/29	6,261	6,500
6.500%, 07/15/32	118,811	123,203
6.500%, 02/15/33	730,579	757,473
6.500%, 04/15/33	738,613	765,804
6.500%, 09/15/34	66,654	69,095
6.500%, 07/15/35	885,256	917,616
7.500%, 05/15/07	1,948	1,968
7.500%, 12/15/14	467,799	491,569
8.000%, 11/15/29	48,569	51,997
8.500%, 01/15/17	18,601	19,959
8.500%, 02/15/17	13,118	14,076
8.500%, 03/15/17	25,355	27,206
8.500%, 05/15/17	20,391	21,880
8.500%, 10/15/21	2,407	2,601
8.500%, 11/15/21	4,549	4,916
8.500%, 05/15/22	4,814	5,209
9.000%, 10/15/16	9,566	10,269

		392,599,364

Food Products—0.0%
Smithfield Foods, Inc. 7.000%, 08/01/11	375,000	373,125

Foreign Government—1.8%
Federal Republic of Germany 4.000%, 01/04/37 (EUR)	3,050,000	3,702,090
4.750%, 07/04/34 (EUR)	5,975,000	8,161,920
State of Israel 5.500%, 12/04/23	4,725,000	4,831,062

Security Description	Face Amount	Value

Foreign Government—(Continued)
United Mexican States 6.750%, 09/27/34 (b)	$600,000	$619,500
8.300%, 08/15/31	975,000	1,178,288

		18,492,860

Gas Utilities—0.0%
Targa Resources, Inc. (144A) 8.500%, 11/01/13	10,000	10,400

Health Care Providers & Services—0.4%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	585,000	604,013
Omnicare, Inc. 6.875%, 12/15/15 (b)	250,000	249,375
UnitedHealth Group, Inc. 5.800%, 03/15/36	1,050,000	999,882
WellPoint, Inc. 5.850%, 01/15/36	1,125,000	1,062,932
5.950%, 12/15/34	1,010,000	972,304

		3,888,506

Hotels, Restaurants & Leisure—0.0%
Mashantucket Western Pequot (144A) 5.912%, 09/01/21	220,000	210,800
Mohegan Tribal Gaming Authority 6.125%, 02/15/13 (b)	195,000	192,319

		403,119

Household Durables—0.1%
Beazer Homes USA, Inc. 8.375%, 04/15/12	235,000	244,106
D.R. Horton, Inc. 8.500%, 04/15/12	750,000	795,629

		1,039,735

Independent Power Producers & Energy Traders—0.4%
Mirant North America, LLC (144A) 7.375%, 12/31/13	155,000	158,100
NRG Energy, Inc. 7.250%, 02/01/14	80,000	81,300
7.375%, 02/01/16	330,000	337,013
Reliant Energy, Inc. 6.750%, 12/15/14	290,000	255,925
TXU Corp. 4.800%, 11/15/09	3,400,000	3,266,414

		4,098,752

Industrial Conglomerates—0.3%
Tyco International Group, Ltd. 6.000%, 11/15/13	1,460,000	1,466,633
6.375%, 10/15/11	925,000	949,589
7.000%, 06/15/28	870,000	915,357

		3,331,579

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Insurance—0.3%
Berkshire Hathaway Financial Corp. 4.125%, 01/15/10	$3,170,000	$3,031,604

Media—1.3%
Comcast Corp. 6.450%, 03/15/37	1,555,000	1,496,224
6.500%, 11/15/35	1,525,000	1,479,701
7.050%, 03/15/33 (b)	2,300,000	2,367,006
DIRECTV Holdings, LLC 6.375%, 06/15/15	255,000	251,813
EchoStar DBS Corp. 5.750%, 10/01/08	1,375,000	1,361,250
EchoStar DBS Corp. (144A) 7.125%, 02/01/16	210,000	206,588
News America Holdings, Inc. 6.200%, 12/15/34	2,500,000	2,341,285
News Corp. 6.400%, 12/15/35	775,000	741,004
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	590,000	667,072
Time Warner, Inc. 6.950%, 01/15/28	565,000	573,060
7.700%, 05/01/32	1,810,000	1,990,479

		13,475,482

Multiline Retail—0.1%
Federated Department Stores, Inc. 6.790%, 07/15/27	270,000	272,391
The May Department Stores Co. 6.700%, 07/15/34	165,000	167,718
7.875%, 03/01/30	235,000	266,132

		706,241

Office Electronics—0.1%
Sungard Data Systems, Inc. (144A) 9.125%, 08/15/13	25,000	26,438
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,488,063

		1,514,501

Oil, Gas & Consumable Fuels—0.5%
Amerada Hess Corp. 7.125%, 03/15/33 (b)	675,000	736,501
Chesapeake Energy Corp. 6.250%, 01/15/18	450,000	439,875
7.500%, 06/15/14	210,000	219,975
Chesapeake Energy Corp. (144A) 6.875%, 11/15/20	150,000	151,125
Colorado Interstate Gas Co. 6.800%, 11/15/15	145,000	147,521
Dynegy Holdings, Inc. (144A) 10.125%, 07/15/13	605,000	693,149
Enterprise Products Partners, L.P. 4.950%, 06/01/10	25,000	24,250

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
KCS Energy, Inc. 7.125%, 04/01/12	$110,000	$109,175
Massey Energy Co. (144A) 6.875%, 12/15/13 (b)	760,000	744,800
Newfield Exploration Co. 6.625%, 09/01/14 (b)	1,145,000	1,147,863
Northwest Pipeline Corp. 8.125%, 03/01/10	515,000	543,325
Petro CDA 5.950%, 05/15/35	460,000	438,490
Tenaska Alabama Partners, L.P. (144A) 7.000%, 06/30/21	83,747	84,019
Transcontinental Gas Pipe Line 8.875%, 07/15/12	155,000	176,700

		5,656,768

Pharmaceuticals—0.1%
Wyeth Pharmaceuticals 6.000%, 02/15/36	1,400,000	1,367,583

Real Estate—0.7%
American Real Estate Partners 7.125%, 02/15/13	125,000	123,125
8.125%, 06/01/12	225,000	231,188
Belvoir Land LLC (144A) 5.270%, 12/15/47	900,000	806,526
EOP Operating, L.P. 6.584%, 04/13/15 (a)	1,410,000	1,482,537
7.250%, 06/15/28	670,000	704,190
ProLogis (REIT) 5.500%, 04/01/12	2,140,000	2,115,142
Rouse Co. (REIT) 5.375%, 11/26/13	2,505,000	2,334,780

		7,797,488

Semiconductors & Semiconductor Equipment—0.0%
Magnachip Semiconductor S.A. 8.160%, 12/15/11 (a)	220,000	222,750

Software—0.4%
Oracle Corp. 5.250%, 01/15/16	4,175,000	4,005,048
Sungard Data Systems, Inc. 9.431%, 08/15/13 (a)	40,000	42,200

		4,047,248

Specialty Retail—0.1%
May Department Stores Co. 6.650%, 07/15/24	220,000	223,235
8.500%, 06/01/19	400,000	474,285

		697,520

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—13.8%
United States Treasury Bonds
5.375%, 02/15/31 (b)	$470,000	$494,748
8.500%, 02/15/20 (b)	4,420,000	5,927,635
8.875%, 02/15/19 (b)	14,875,000	20,249,754
United States Treasury Bonds Strips Zero Coupon, 11/15/21 (b)	5,875,000	2,659,536
Zero Coupon, 08/15/25 (b)	9,075,000	3,415,476
Zero Coupon, 11/15/27 (b)	20,860,000	7,052,766
United States Treasury Notes 4.000%, 08/31/07	270,000	266,846
4.000%, 09/30/07 (b)	21,625,000	21,359,748
4.125%, 08/15/08 (b)	615,000	606,207
4.250%, 10/31/07 (b)	5,390,000	5,340,730
4.250%, 11/30/07	18,050,000	17,877,262
4.375%, 12/31/07	22,540,000	22,360,379
4.375%, 01/31/08	39,175,000	38,849,064

		146,460,151

Yankee—3.6%
America Movil S.A. de C.V. 6.375%, 03/01/35	325,000	305,576
Barclays Bank Plc. 4.900%, 03/13/09 (a)	14,095,000	14,095,000
BSkyB Finance Plc. 6.500%, 10/15/35 (b)	175,000	166,599
DEPFA ACS Bank (144A) 4.250%, 08/16/10	3,250,000	3,137,791
Deutsche Bank AG 3.843%, 03/15/07 (a)	2,225,000	2,211,873
Deutsche Telekom International Finance 5.750%, 03/23/16	1,475,000	1,440,908
8.250%, 06/15/30 (a)	435,000	520,360
EnCana Corp. 6.500%, 08/15/34	425,000	444,688
France Telecom S.A. 8.500%, 03/01/31 (a)	160,000	199,858
HBOS, Plc. (144A) 3.500%, 11/30/07	1,850,000	1,800,599
Ispat Inland ULC 9.750%, 04/01/14	235,000	265,844
Landeskreditbank Baden 4.250%, 09/15/10	4,125,000	3,978,125
Rogers Wireless Communications, Inc. 6.375%, 03/01/14	775,000	773,063
7.500%, 03/15/15	560,000	600,600
Talisman Energy, Inc. 5.850%, 02/01/37	525,000	493,529
Teck Cominco, Ltd. 6.125%, 10/01/35	725,000	682,110
Vodafone Airtouch, Plc. 7.750%, 02/15/10	2,570,000	2,754,066

Security Description	Face Amount	Value

Yankee—(Continued)
Vodafone Group, Plc. 5.050%, 12/28/07 (a)	$4,170,000	$4,171,289

		38,041,878

Total Fixed Income (Identified Cost $1,158,520,373)		1,139,952,497

Short Term Investments — 3.6%

Discount Notes—3.6%
Federal Home Loan Bank 4.550%, 04/03/06	37,900,000	37,890,420

Total Short Term Investments (Identified Cost $37,890,420)		37,890,420

Total Investments—111.3% (Identified Cost $1,196,410,793) (d)		1,177,842,917
Liabilities in excess of other assets		(119,318,762)

Total Net Assets—100%		$1,058,524,155

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2006.
(b)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $77,420,514 and the collateral received consisted of cash in the amount of $74,861,218 and securities with a market value of $4,486,781.
(c)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $1,196,410,793 and the composition of unrealized appreciation and depreciation of investment securities was $5,632,191 and $(24,200,067), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, the market value of 144A securities was $29,048,539, which is 2.7% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

BlackRock Bond Income Series Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 03/31/06	Unrealized Depreciation
Euro (sold)	04/06/06	2,836,000	$(3,383,405)	$(3,443,577)	$(60,172)
Euro (sold)	04/06/06	8,315,589	(10,082,652)	(10,097,098)	(14,446)
Euro (bought)	04/06/06	1,090,000	1,324,154	1,323,519	(635)
Euro (bought)	04/06/06	1,635,000	1,988,274	1,985,278	(2,996)
Euro (bought)	04/06/06	4,280,000	5,203,641	5,196,936	(6,705)

Net Unrealized Depreciation					$(84,954)

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/06	Unrealized Appreciation/ Depreciation
Interest Rate Swap 10 Year Futures	06/30/06	355	$37,370,078	$37,114,141	$(255,937)
U.S. Treasury Bonds Futures	06/30/06	720	81,024,592	78,592,500	(2,432,092)
U.S. Treasury Notes 2 Year Futures	06/30/06	217	44,327,356	44,237,485	(89,871)
U.S. Treasury Notes 10 Year Futures	06/30/06	456	48,763,193	48,514,125	(249,068)

Futures Contracts Short
Federal Republic of Germany 5 Year Future	06/06/06	(337)	(45,348,617)	(45,024,197)	324,420
U.S. Treasury Notes 5 Year Future	06/30/06	(502)	(52,571,979)	(52,427,625)	144,354

Net Unrealized Depreciation					$(2,558,194)

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/06	Unrealized Appreciation/ Depreciation
U.S. Treasury Notes 10 Year Futures 110	08/28/06	(89)	$(44,360)	$(15,297)	$29,063
U.S. Treasury Notes 10 Year Futures 111	05/30/06	(102)	(48,152)	(1,594)	46,558

Options Written-Puts
U.S. Treasury Notes 10 Year Futures 106	08/28/06	(89)	(56,516)	(89,000)	(32,484)
U.S. Treasury Notes 10 Year Futures 107	05/30/06	(102)	(42,714)	(108,375)	(65,661)

Net Unrealized Depreciation					$(22,524)

TBA Sales Commitments

Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp. 4.500%, (15 Year TBA)	$(6,793,516)	$(6,776,063)
5.000%, (15 Year TBA)	(6,950,250)	(6,918,063)
5.000%, (30 Year TBA)	(2,000,000)	(1,902,500)
5.500%, (30 Year TBA)	(6,000,000)	(5,857,500)
Federal National Mortgage Association 4.500%, (15 Year TBA)	(2,000,000)	(1,911,876)
5.000%, (15 Year TBA)	(3,000,000)	(2,924,064)
5.000%, (30 Year TBA)	(9,700,000)	(9,233,188)
5.500%, (30 Year TBA)	(50,000,000)	(48,796,900)
6.000%, (30 Year TBA)	(8,700,000)	(8,697,286)
6.500%, (30 Year TBA)	(2,000,000)	(2,040,000)

Total TBA Sales Commitments (Proceeds Cost $(95,360,984))		$(95,057,440)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—98.7% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.4%
Lockheed Martin Corp. 7.375%, 04/15/13	$900,000	$993,414
8.200%, 12/01/09 (a)	700,000	759,631
Raytheon Co. 6.150%, 11/01/08	1,925,000	1,959,198
6.750%, 08/15/07	233,000	237,071
The Boeing Co. 7.250%, 06/15/25	460,000	530,558
United Technologies Corp. 7.500%, 09/15/29 (a)	200,000	238,832

		4,718,704

Airlines—0.1%
Southwest Airlines Co. 6.500%, 03/01/12	750,000	774,298

Asset Backed—1.3%
BMW Vehicle Owner Trust 3.320%, 02/25/09	1,500,000	1,468,212
4.280%, 02/25/10	2,700,000	2,652,426
California Infrastructure-Pacific Gas & Electric Co. 6.480%, 12/26/09	190,000	192,717
Capital One Master Trust 4.900%, 03/15/10	3,000,000	2,989,017
CenterPoint Energy Transition Bond Co., LLC 5.160%, 09/15/11	500,000	498,155
Centex Home Equity Loan Trust 3.750%, 12/25/31	93,701	91,765
Chase Funding Mortgage Loan 3.303%, 11/25/29	478,231	465,945
4.585%, 05/25/15	2,000,000	1,920,393
6.550%, 03/25/13	196,473	196,631
Citibank Credit Card Master Trust I 6.100%, 05/15/08	600,000	600,727
Detroit Edison Co. 6.190%, 03/01/13	435,000	448,455
MBNA Credit Card Master Trust 4.200%, 09/15/10	2,300,000	2,257,312
Standard Credit Card Master Trust I 7.250%, 04/07/08	200,000	200,046

		13,981,801

Automobiles—0.4%
DaimlerChrysler North America Holdings Corp. 6.400%, 05/15/06	600,000	600,691
7.750%, 01/18/11	2,600,000	2,788,747
8.000%, 06/15/10	350,000	376,515

		3,765,953

Security Description	Face Amount	Value

Beverages—0.2%
Anheuser Busch Cos., Inc. 5.000%, 01/15/15 (a)	$1,950,000	$1,875,621
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	300,000	327,318
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	336,144

		2,539,083

Capital Markets—1.2%
Bear Stearns Co., Inc. 5.700%, 01/15/07	500,000	501,644
5.700%, 11/15/14	900,000	896,113
7.800%, 08/15/07	250,000	258,092
Donaldson Lufkin & Jenrette 6.500%, 06/01/08	300,000	307,302
JPMorgan Chase & Co. 5.250%, 05/30/07	500,000	499,765
5.350%, 03/01/07	350,000	350,214
6.750%, 02/01/11	250,000	262,928
Lehman Brothers Holdings, Inc. 3.600%, 03/13/09 (a)	4,250,000	4,053,676
Merrill Lynch & Co. 6.375%, 10/15/08	250,000	256,051
6.500%, 07/15/18	200,000	210,843
Morgan Stanley 7.250%, 04/01/32	1,150,000	1,317,523
Paine Webber Group, Inc. 6.550%, 04/15/08	340,000	347,540
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,000,000	1,002,437
6.125%, 02/15/33	2,075,000	2,062,955
6.650%, 05/15/09	750,000	776,455

		13,103,538

Chemicals—0.3%
Chevron Phillips Chemical Co., LLC 5.375%, 06/15/07	2,000,000	1,993,601
E. I. du Pont de Nemours 6.875%, 10/15/09	300,000	313,737
Praxair, Inc. 6.625%, 10/15/07	500,000	509,687
Rohm & Haas Co. 7.400%, 07/15/09	60,000	63,305

		2,880,330

Commercial Banks—3.1%
ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	500,000	556,398
7.750%, 05/15/23	230,000	273,144
American General Finance Corp. 5.375%, 10/01/12	1,000,000	983,648
Associates Corp. North America 6.250%, 11/01/08	600,000	613,537
6.950%, 11/01/18	1,700,000	1,881,923

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Bank of America Corp. 4.750%, 08/15/13	$1,000,000	$951,307
5.125%, 11/15/14 (a)	1,000,000	966,264
5.250%, 02/01/07	500,000	499,792
7.400%, 01/15/11	300,000	323,622
7.800%, 02/15/10	150,000	162,337
Bank One Corp. 2.625%, 06/30/08	3,575,000	3,376,512
5.500%, 03/26/07	500,000	501,118
7.600%, 05/01/07	1,500,000	1,535,674
Bank One Texas 6.250%, 02/15/08	800,000	813,097
Chase Manhattan Corp. 7.125%, 02/01/07	151,000	153,232
Equitable Cos., Inc. 6.500%, 04/01/08	250,000	254,933
European Investment Bank 3.375%, 03/16/09	4,200,000	4,012,256
Fleet National Bank 5.750%, 01/15/09	500,000	505,438
FleetBoston Financial Corp. 4.875%, 12/01/06	500,000	498,769
Heller Financial, Inc. 7.375%, 11/01/09	350,000	373,144
MBNA America National Bank 7.125%, 11/15/12	1,000,000	1,086,022
Mellon Funding Corp. 6.400%, 05/14/11	250,000	260,193
SunTrust Bank (Atlanta) 7.250%, 09/15/06	500,000	504,152
Wachovia Bank National Association 4.800%, 11/01/14	3,100,000	2,909,895
4.875%, 02/01/15 (a)	3,000,000	2,827,244
Wachovia Corp. 4.950%, 11/01/06	500,000	499,001
Wells Fargo & Co. 5.000%, 11/15/14	2,000,000	1,922,560
5.125%, 02/15/07	500,000	499,735
5.125%, 09/01/12	500,000	489,342
5.900%, 05/21/06	300,000	300,275
Wells Fargo Bank N.A. 4.750%, 02/09/15 (a)	3,065,000	2,888,279

		33,422,843

Commercial Mortgage-Backed Securities—3.9%
Bear Stearns Commercial Mortgage Securities, Inc. 5.610%, 11/15/33	500,000	504,227
6.480%, 02/15/35	500,000	521,426
7.080%, 06/15/09	800,000	835,611
7.780%, 02/15/32	200,000	214,535
7.883%, 02/15/32 (b)	1,000,000	1,086,478
Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	237,474	242,460
Citigroup Commercial Mortage Trust 5.291%, 04/15/40 (b)	1,000,000	990,517

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.226%, 07/15/44	$2,000,000	$1,960,495
Credit Suisse First Boston Mortgage 3.382%, 05/15/38	2,000,000	1,862,299
5.100%, 08/15/15	3,000,000	2,897,748
First Union Commercial Mortgage Trust 6.070%, 10/15/35	474,779	481,539
First Union Lehman Brothers Commercial Mortgage Trust 6.560%, 11/18/35	390,532	397,758
Greenwich Capital Commercial Funding Corp. 4.022%, 01/05/36	2,210,000	2,130,958
4.305%, 08/10/42	2,000,000	1,931,711
5.317%, 06/10/36 (b)	1,000,000	983,496
JPMorgan Chase Commercial Mortgage Securities Corp. 3.972%, 05/12/35	4,469,817	4,301,466
4.275%, 01/12/37	1,268,199	1,228,374
6.044%, 11/15/35	966,640	980,036
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27	1,650,000	1,570,338
4.367%, 03/15/36	3,000,000	2,775,061
6.462%, 03/15/31	500,000	524,873
6.653%, 11/15/27	2,000,000	2,105,869
Lehman Brothers Commercial Conduit Mortgage Trust 6.210%, 10/15/35	250,000	254,328
Morgan Stanley Capital I, Inc. 4.989%, 08/13/42	1,000,000	958,367
6.540%, 07/15/30	722,581	736,776
6.550%, 03/15/30	418,664	424,632
Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	500,000	489,864
7.200%, 10/15/33	700,000	741,897
Salomon Brothers Commercial Mortgage Trust 5.045%, 03/18/36	500,000	486,155
6.428%, 12/18/35	1,000,000	1,038,847
Structured Asset Securities Corp. 6.950%, 03/12/07	400,000	405,782
Trizechahn Office Properties Trust (144A) 6.211%, 03/15/13	1,000,000	1,014,982
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	3,000,000	2,897,013
6.287%, 04/15/34	1,445,000	1,502,398

		41,478,316

Commercial Services & Supplies—0.1%
USA Waste Services, Inc. 7.000%, 07/15/28	1,265,000	1,346,001

Communications Equipment—0.1%
Motorola, Inc. 6.500%, 11/15/28	900,000	932,172
7.625%, 11/15/10	135,000	146,819

		1,078,991

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Consumer Finance—0.5%
Household Finance Corp. 4.750%, 05/15/09	$2,500,000	$2,454,400
5.750%, 01/30/07	500,000	502,094
7.000%, 05/15/12	100,000	106,667
8.000%, 07/15/10	300,000	327,265
SLM Corp. 5.050%, 11/14/14	1,950,000	1,851,360

		5,241,786

Diversified Financial Services—2.9%
AXA Financial, Inc. 7.750%, 08/01/10	500,000	541,714
Bell Atlantic Financial Services, Inc. 7.600%, 03/15/07	300,000	306,276
BellSouth Capital Funding Corp. 7.750%, 02/15/10	750,000	805,252
7.875%, 02/15/30	250,000	284,617
Boeing Capital Corp. 5.650%, 05/15/06 (a)	173,000	173,167
CIT Group, Inc. 7.750%, 04/02/12	2,050,000	2,258,591
Citigroup, Inc. 3.500%, 02/01/08	500,000	484,976
5.750%, 05/10/06	2,000,000	2,001,442
6.200%, 03/15/09	750,000	768,392
7.250%, 10/01/10 (a)	250,000	267,394
Countrywide Funding Corp. 5.625%, 05/15/07	500,000	501,200
Devon Financing Corp. 6.875%, 09/30/11	1,900,000	2,019,334
Duke Capital 7.500%, 10/01/09	3,925,000	4,148,342
General Electric Capital Corp. 5.375%, 03/15/07	400,000	400,577
5.450%, 01/15/13	1,800,000	1,798,646
6.000%, 06/15/12 (a)	1,000,000	1,026,252
6.750%, 03/15/32	2,300,000	2,553,686
7.500%, 08/21/35	100,000	119,750
National Rural Utilities Cooperative Finance Corp. 6.200%, 02/01/08 (a)	1,000,000	1,015,345
8.000%, 03/01/32	300,000	374,504
RBS Capital Trust II 6.425%, 12/29/49 (b)	1,375,000	1,373,385
Southern Co. Capital Funding 5.300%, 02/01/07	500,000	497,924
Sprint Capital Corp. 6.900%, 05/01/19	1,500,000	1,599,566
7.625%, 01/30/11	400,000	432,347
8.375%, 03/15/12	3,350,000	3,783,878
Unilever Capital Corp. 7.125%, 11/01/10	300,000	319,318
Verizon Global Funding Corp. 7.750%, 12/01/30	1,560,000	1,733,193

		31,589,068

Security Description	Face Amount	Value

Diversified Telecommunication Services—0.7%
Alltel Corp. 6.800%, 05/01/29	$500,000	$526,829
7.875%, 07/01/32	500,000	587,155
AT&T Broadband Corp. 8.375%, 03/15/13	976,000	1,097,757
BellSouth Corp. 6.550%, 06/15/34	1,850,000	1,846,655
SBC Communications, Inc. 5.750%, 05/02/06	300,000	300,091
5.875%, 02/01/12	2,400,000	2,415,277
Verizon New England, Inc. 6.500%, 09/15/11	400,000	406,682
Verizon New York, Inc. 7.375%, 04/01/32 (a)	500,000	505,324

		7,685,770

Electric Utilities—0.9%
Consolidated Edison Co. of New York, Inc. 6.450%, 12/01/07	150,000	152,690
7.500%, 09/01/10	1,000,000	1,080,901
Duke Energy Co. 6.250%, 01/15/12 (a)	500,000	513,268
Exelon Corp. 5.625%, 06/15/35	1,500,000	1,355,592
Exelon Generation Co., LLC 6.950%, 06/15/11	300,000	316,456
Oncor Electric Delivery Co. 7.000%, 05/01/32	950,000	1,023,904
Progress Energy, Inc. 7.100%, 03/01/11	2,600,000	2,757,555
PSE&G Power, LLC 7.750%, 04/15/11	500,000	543,552
8.625%, 04/15/31	1,000,000	1,267,893
Virginia Electric & Power Co. 5.375%, 02/01/07	400,000	399,424

		9,411,235

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	750,000	782,434

Federal Agencies—46.0%
Federal Home Loan Bank 4.125%, 04/18/08 (a)	36,050,000	35,394,983
4.250%, 11/13/09	1,500,000	1,454,531
4.375%, 03/17/10	3,000,000	2,920,838
5.000%, 08/01/35	8,841,011	8,413,237
5.000%, 09/01/35	4,906,931	4,669,169
5.250%, 06/18/14 (a)	9,500,000	9,542,732
5.500%, 12/01/35	7,423,809	7,249,951
Federal Home Loan Mortgage Corp. 3.500%, 09/15/07	6,500,000	6,364,500
3.875%, 06/15/08 (a)	4,000,000	3,899,854
4.000%, 08/17/07 (a)	9,000,000	8,867,095

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
4.000%, 12/15/09	$2,000,000	$1,924,604
4.000%, 06/01/19	2,330,069	2,175,859
4.250%, 07/15/09 (a)	8,630,000	8,415,369
4.500%, 01/15/15 (a)	3,000,000	2,862,726
4.500%, 09/01/18	3,423,566	3,273,219
4.500%, 10/01/18	5,108,759	4,886,365
4.500%, 04/01/19	7,568,926	7,230,967
4.500%, 06/01/19	4,009,816	3,830,799
4.500%, 08/01/19	1,148,109	1,096,709
4.500%, 11/01/35 (b)	2,963,566	2,732,031
5.000%, 05/01/18	9,316,898	9,101,861
5.000%, 12/01/18	2,177,809	2,127,544
5.000%, 06/01/19	3,640,302	3,554,025
5.000%, 10/01/33	4,383,856	4,182,230
5.000%, 03/01/34	2,454,461	2,339,661
5.000%, 10/01/35	3,885,211	3,696,956
5.000%, 01/01/36	7,911,697	7,528,654
5.500%, 11/01/17	1,499,604	1,490,836
5.500%, 05/01/29	1,617,161	1,585,042
5.500%, 06/01/34	5,017,481	4,908,134
5.500%, 10/01/35	4,796,238	4,683,915
5.500%, 01/01/36	8,451,808	8,254,210
6.000%, 04/01/16	97,969	99,112
6.000%, 05/01/17	1,411,982	1,428,489
6.000%, 11/01/28	119,284	119,663
6.000%, 12/01/28	82,431	82,693
6.000%, 02/01/29	247,611	248,398
6.000%, 04/01/29	70,311	70,534
6.000%, 05/01/29	27,603	27,691
6.000%, 06/01/31	37,166	37,256
6.000%, 07/01/31	13,119	13,151
6.000%, 08/01/31	230,307	230,862
6.000%, 09/01/31	603,300	604,753
6.000%, 04/01/32	1,564,700	1,567,991
6.000%, 11/01/32	470,852	471,842
6.000%, 06/01/34	1,644,829	1,646,509
6.000%, 11/01/35	1,991,520	1,992,352
6.000%, 02/01/36	2,997,194	2,998,499
6.250%, 07/15/32	1,000,000	1,128,260
6.500%, 10/01/29	38,920	39,839
6.500%, 02/01/30	67,754	69,354
6.500%, 08/01/31	122,378	125,227
6.500%, 10/01/31	45,095	46,145
6.500%, 11/01/31	273,055	279,411
6.500%, 03/01/32	3,295,927	3,369,809
6.500%, 04/01/32	2,635,524	2,694,602
6.750%, 03/15/31	965,000	1,150,809
7.000%, 03/15/10	2,875,000	3,063,101
7.000%, 06/01/11	48,892	50,331
7.000%, 12/01/15	54,444	55,761
7.000%, 12/01/27	12,741	13,143
7.000%, 11/01/28	36,603	37,730
7.000%, 04/01/29	29,776	30,756
7.000%, 05/01/29	12,953	13,379
7.000%, 06/01/29	43,931	45,376
7.000%, 07/01/29	19,833	20,486

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.000%, 01/01/31	$388,193	$400,470
7.000%, 12/01/31	52,625	54,289
7.500%, 03/01/16	127,946	133,595
7.500%, 08/01/24	118,351	123,777
7.500%, 11/01/24	35,558	37,188
7.500%, 10/01/27	77,251	80,639
7.500%, 10/01/29	113,054	117,989
7.500%, 05/01/30	68,435	71,340
8.000%, 02/01/27	22,795	24,493
8.000%, 10/01/28	43,781	47,042
Federal National Mortgage Association 3.250%, 08/15/08	3,025,000	2,902,434
3.250%, 02/15/09	6,000,000	5,708,365
4.000%, 04/01/19	2,433,236	2,278,379
4.000%, 05/01/19	4,587,787	4,296,213
4.000%, 01/01/20	3,185,889	2,986,874
4.125%, 04/15/14	7,350,000	6,854,364
4.500%, 07/01/18	5,945,110	5,692,583
4.500%, 05/01/19	1,473,274	1,409,982
4.500%, 08/01/33	1,694,801	1,570,988
4.500%, 10/01/33	3,238,028	3,001,055
4.500%, 04/01/34	2,472,262	2,286,772
4.750%, 01/02/07	5,500,000	5,481,273
5.000%, 06/01/18	1,601,956	1,565,449
5.000%, 01/01/19	2,022,235	1,975,532
5.000%, 02/01/20	3,463,011	3,376,315
5.000%, 02/01/24	3,051,873	2,933,506
5.000%, 09/01/25	2,905,495	2,792,524
5.000%, 07/01/33	2,333,001	2,228,260
5.000%, 08/01/33	3,802,436	3,631,723
5.000%, 09/01/33	3,066,171	2,927,291
5.000%, 10/01/33	11,256,531	10,753,275
5.000%, 03/01/34	3,440,576	3,286,110
5.000%, 04/01/34	8,394,825	8,010,124
5.000%, 05/01/34	2,626,949	2,505,342
5.000%, 09/01/34	5,915,486	5,645,273
5.000%, 02/01/35	4,832,012	4,600,226
5.000%, 04/01/35	2,848,227	2,711,601
5.000%, 05/01/35	1,913,169	1,821,963
5.000%, 11/01/35	2,954,587	2,813,735
5.500%, 03/15/11	950,000	963,759
5.500%, 11/01/17	2,048,370	2,037,439
5.500%, 02/01/18	765,896	761,573
5.500%, 04/01/18	3,949,444	3,927,154
5.500%, 07/01/23	1,791,011	1,765,243
5.500%, 01/01/24	930,469	915,292
5.500%, 07/01/24	3,014,042	2,969,039
5.500%, 10/01/32	1,049,235	1,027,403
5.500%, 02/01/33	2,686,138	2,629,854
5.500%, 03/01/33	4,994,052	4,889,409
5.500%, 05/01/33	10,031,437	9,821,243
5.500%, 08/01/33	6,929,348	6,784,154
5.500%, 10/01/33	1,038,126	1,015,359
5.500%, 12/01/33	8,578,096	8,398,353
5.500%, 02/01/34	4,505,568	4,404,447
5.500%, 03/01/34	2,413,201	2,359,040
5.500%, 04/01/34	1,802,557	1,762,101

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 05/01/34	$2,778,598	$2,716,236
5.500%, 09/01/34	3,374,420	3,300,092
5.500%, 12/01/34	8,959,204	8,759,154
5.500%, 01/01/35	2,513,898	2,458,525
5.500%, 02/01/35	5,402,823	5,281,564
5.500%, 04/01/35	3,492,044	3,409,640
5.500%, 06/01/35	10,273,212	10,030,219
5.500%, 06/13/35 (b)	2,758,208	2,713,023
6.000%, 09/01/13	1,576,281	1,597,192
6.000%, 10/01/13	874,388	885,988
6.000%, 03/01/14	181,139	183,547
6.000%, 06/01/14	30,445	30,849
6.000%, 07/01/14	116,574	118,124
6.000%, 09/01/14	54,714	55,441
6.000%, 09/01/17	1,603,999	1,625,388
6.000%, 08/01/28	80,840	81,051
6.000%, 11/01/28	15,632	15,673
6.000%, 12/01/28	15,134	15,173
6.000%, 06/01/31	209,573	209,960
6.000%, 09/01/32	1,488,092	1,490,379
6.000%, 01/01/33	580,075	580,966
6.000%, 02/01/33	1,153,638	1,155,043
6.000%, 03/01/33	2,590,615	2,593,769
6.000%, 04/01/33	1,680,314	1,682,360
6.000%, 05/01/33	3,057,772	3,061,494
6.000%, 05/01/34	3,511,301	3,513,181
6.000%, 09/01/34	3,712,196	3,713,864
6.000%, 11/01/34	6,826,169	6,829,237
6.000%, 01/01/35	2,638,239	2,637,853
6.210%, 08/06/38	300,000	337,513
6.500%, 01/01/13	24,463	25,012
6.500%, 04/01/13	2,710	2,771
6.500%, 06/01/13	129,126	132,024
6.500%, 07/01/13	1,798	1,839
6.500%, 06/01/14	63,459	64,885
6.500%, 04/01/17	4,771,779	4,879,207
6.500%, 05/01/28	609,997	625,129
6.500%, 12/01/28	987,233	1,011,722
6.500%, 03/01/29	44,831	45,902
6.500%, 04/01/29	244,591	250,434
6.500%, 05/01/29	31,749	32,507
6.500%, 08/01/29	8,381	8,581
6.500%, 05/01/30	320,368	328,021
6.500%, 09/01/31	140,217	143,515
6.500%, 02/01/32	46,576	48,302
6.500%, 06/01/32	445,320	455,393
6.500%, 09/01/33	1,151,427	1,174,486
6.500%, 10/01/33	918,296	936,687
6.500%, 10/01/34	3,274,548	3,340,126
6.625%, 11/15/10	3,400,000	3,601,494
6.625%, 11/15/30 (a)	2,450,000	2,874,108
7.000%, 04/01/12	54,349	55,637
7.000%, 02/01/14	54,125	55,408
7.000%, 10/01/21	131,921	136,209
7.000%, 06/01/26	3,249	3,352

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.000%, 06/01/28	$109,976	$113,360
7.000%, 09/01/29	101,730	105,070
7.000%, 10/01/29	91,536	94,541
7.000%, 12/01/29	7,549	7,797
7.000%, 01/01/32	789,782	814,661
7.000%, 04/01/32	131,958	136,031
7.000%, 06/01/32	656,117	676,372
7.250%, 05/15/30	2,675,000	3,359,459
7.500%, 08/01/15	45,514	47,637
7.500%, 09/01/25	32,481	33,943
7.500%, 06/01/26	37,218	38,886
7.500%, 09/01/27	4,427	4,623
7.500%, 11/01/27	2,024	2,113
7.500%, 03/01/28	27,798	29,039
7.500%, 08/01/28	1,296	1,354
7.500%, 07/01/29	92,409	96,487
7.500%, 10/01/29	28,465	29,712
7.500%, 07/01/30	7,162	7,475
8.000%, 10/01/26	2,545	2,735
8.000%, 11/01/29	1,373	1,464
8.000%, 05/01/30	40,093	43,035
8.000%, 11/01/30	29,971	32,170
8.000%, 01/01/31	24,536	26,176
8.000%, 02/01/31	47,957	51,477
Government National Mortgage Association 5.000%, 10/15/20	3,101,152	3,048,050
5.000%, 01/15/21	2,991,860	2,940,630
5.000%, TBA	3,000,000	2,905,314
5.500%, TBA	4,000,000	3,960,000
6.000%, 01/15/29	58,636	59,316
6.000%, 01/15/33	1,760,782	1,781,182
6.000%, 03/15/35	3,000,000	3,034,958
6.000%, TBA	3,000,000	3,033,750
6.500%, 05/15/23	15,560	16,128
6.500%, 02/15/27	243,900	252,788
6.500%, 07/15/28	55,752	57,784
6.500%, 08/15/28	89,487	92,747
6.500%, 11/15/28	62,281	64,550
6.500%, 12/15/28	14,474	15,001
6.500%, 07/15/29	25,603	26,534
6.500%, 06/20/31	198,158	202,920
6.500%, 07/15/32	412,027	426,999
7.000%, 01/15/28	15,927	16,552
7.000%, 04/15/28	14,875	15,459
7.000%, 05/15/28	43,878	45,601
7.000%, 06/15/28	38,338	39,844
7.000%, 10/15/28	28,817	29,949
7.000%, 06/15/29	20,675	21,487
7.000%, 09/15/29	46,271	48,088
7.000%, 01/15/31	1,690	1,756
7.000%, 03/15/31	58,728	61,031
7.000%, 07/15/31	3,213,343	3,339,373
7.000%, 08/15/31	423,977	440,606
7.000%, 02/15/32	321,690	334,281
7.000%, 07/15/32	223,929	232,694
7.500%, 02/20/28	21,442	22,343
7.500%, 08/15/29	45,060	47,260

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-135

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.500%, 04/15/30	$30,786	$32,288
8.000%, 09/15/16	6,544	6,929
8.000%, 08/15/26	12,210	13,095
8.000%, 09/15/26	21,747	23,324
8.000%, 05/15/27	12,915	13,845
8.000%, 06/15/29	85,068	91,198
9.000%, 11/15/24	68,074	73,419
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,047,528

		495,088,602

Food & Staples Retailing—0.3%
Kroger Co. 5.500%, 02/01/13	950,000	924,995
Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,075,000	1,971,861
6.875%, 08/10/09	500,000	523,514

		3,420,370

Food Products—0.7%
Archer-Daniels-Midland Co. 8.875%, 04/15/11	200,000	229,214
Campbell Soup Co. 5.500%, 03/15/07 (a)	400,000	400,263
Fred Meyer, Inc. 7.450%, 03/01/08	300,000	310,234
General Mills, Inc. 5.125%, 02/15/07	400,000	399,355
6.000%, 02/15/12	2,000,000	2,034,099
Kellogg Co. 6.600%, 04/01/11	2,700,000	2,823,244
Kraft Foods, Inc. 6.250%, 06/01/12	900,000	926,612

		7,123,021

Foreign Government—1.9%
Government of Canada 6.750%, 08/28/06	1,500,000	1,511,240
Province of Nova Scotia 9.250%, 03/01/20	250,000	339,342
Province of Ontario 5.125%, 07/17/12 (a)	2,000,000	1,989,312
5.500%, 10/01/08	300,000	302,632
Province of Quebec 4.875%, 05/05/14	1,925,000	1,866,308
7.500%, 07/15/23 (a)	350,000	421,991
Republic of Italy 4.500%, 01/21/15	2,975,000	2,804,411
5.250%, 04/05/06	500,000	500,000
5.625%, 06/15/12	3,650,000	3,712,893
6.000%, 05/29/08	300,000	305,138
Republic of Korea 8.875%, 04/15/08 (a)	200,000	214,284

Security Description	Face Amount	Value

Foreign Government—(Continued)
United Mexican States 8.000%, 09/24/22 (a)	$2,200,000	$2,579,500
8.375%, 01/14/11	250,000	277,125
9.875%, 01/15/07	3,100,000	3,216,250
9.875%, 02/01/10	500,000	571,250

		20,611,676

Health Care Providers & Services—0.4%
Anthem, Inc. 6.800%, 08/01/12	2,200,000	2,336,135
Bristol Myers Squibb Co. 5.750%, 10/01/11	1,900,000	1,917,424

		4,253,559

Household Durables—0.0%
Centex Corp. 7.500%, 01/15/12	500,000	534,068

Industrial Conglomerates—0.1%
General Electric Co. 5.000%, 02/01/13	930,000	904,092
Honeywell International, Inc. 7.500%, 03/01/10	300,000	322,127

		1,226,219

Insurance—0.5%
Allstate Corp. 6.125%, 02/15/12	2,750,000	2,836,383
6.900%, 05/15/38	150,000	164,916
American General Capital II 8.500%, 07/01/30	250,000	315,900
Chubb Corp. 6.000%, 11/15/11	350,000	357,420
GE Global Insurance Holding Corp. 7.500%, 06/15/10	500,000	535,404
Hartford Financial Services Group, Inc. 6.375%, 11/01/08	105,000	107,328
Hartford Life, Inc. 7.650%, 06/15/27	780,000	919,219

		5,236,570

Leisure Equipment & Products—0.0%
Carnival Corp. 6.150%, 04/15/08	500,000	506,505

Machinery—0.1%
Caterpillar, Inc. 7.250%, 09/15/09	250,000	264,038
Deere & Co. 6.950%, 04/25/14	850,000	923,440
7.850%, 05/15/10 (a)	300,000	326,072

		1,513,550

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-136

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—1.1%
AOL Time Warner, Inc. 6.150%, 05/01/07	$4,650,000	$4,684,444
7.625%, 04/15/31	300,000	326,380
Belo Corp. 8.000%, 11/01/08	500,000	523,909
Clear Channel Communications, Inc. 6.000%, 11/01/06	600,000	601,450
Comcast Cable Communications 8.375%, 05/01/07	250,000	257,836
Comcast Corp. 5.300%, 01/15/14	1,445,000	1,373,759
5.650%, 06/15/35	1,500,000	1,307,105
Cox Communications, Inc. 7.750%, 11/01/10	250,000	267,450
News America, Inc. 6.550%, 03/15/33	1,950,000	1,899,417
The Walt Disney Co. 6.375%, 03/01/12	200,000	207,875
Time Warner Entertainment Co., L.P. 7.250%, 09/01/08 (a)	250,000	259,063
Time Warner, Inc. 9.125%, 01/15/13	418,000	487,287

		12,195,975

Metals & Mining—0.2%
Alcoa, Inc. 5.375%, 01/15/13 (a)	1,000,000	986,064
6.000%, 01/15/12	400,000	408,112
6.500%, 06/01/11 (a)	300,000	313,521

		1,707,697

Multi-Utilities—0.3%
Pacific Gas & Electric Co. 4.800%, 03/01/14	3,125,000	2,955,059

Multiline Retail—0.2%
Target Corp. 6.350%, 11/01/32	2,300,000	2,470,568

Office Electronics—0.2%
International Business Machines Corp. 4.750%, 11/29/12 (a)	1,000,000	963,796
7.500%, 06/15/13	1,000,000	1,118,607
8.375%, 11/01/19	425,000	525,807

		2,608,210

Oil, Gas & Consumable Fuels—0.5%
Atlantic Richfield Co. 5.900%, 04/15/09	300,000	306,656
Conoco, Inc. 6.950%, 04/15/29	300,000	339,264
Enterprise Products Operations, L.P. 5.000%, 03/01/15	2,000,000	1,853,787
Occidental Petroleum Corp. 7.375%, 11/15/08	300,000	315,690

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
PEMEX Master Trust 9.750%, 03/30/18 (a) (b)	$1,000,000	$1,230,000
Phillips Petroleum Co. 6.375%, 03/30/09	300,000	310,157
Southern California Gas Co. 4.800%, 10/01/12	1,000,000	963,701
Transocean Sedco Forex, Inc. 7.500%, 04/15/31	300,000	355,585

		5,674,840

Paper & Forest Products—0.2%
International Paper Co. 6.875%, 04/15/29	250,000	244,350
MeadWestvaco Corp. 6.850%, 04/01/12	1,000,000	1,033,008
Weyerhaeuser Co. 7.375%, 03/15/32	500,000	533,326

		1,810,684

Personal Products—0.3%
Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	1,934,256
6.450%, 01/15/26	200,000	215,576
6.875%, 09/15/09	850,000	893,538

		3,043,370

Pharmaceuticals—0.4%
Abbott Laboratories 5.625%, 07/01/06	300,000	300,426
Johnson & Johnson 6.950%, 09/01/29	250,000	294,331
Merck & Co., Inc. 5.950%, 12/01/28	300,000	291,147
Wyeth 5.500%, 02/01/14	3,000,000	2,957,952

		3,843,856

Real Estate—0.5%
EOP Operating, L.P. 4.750%, 03/15/14	4,050,000	3,730,145
5.875%, 01/15/13	1,500,000	1,495,026

		5,225,171

Road & Rail—0.3%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	1,000,000	1,021,179
CSX Corp. 6.750%, 03/15/11	200,000	209,526
7.450%, 05/01/07	300,000	306,319
7.900%, 05/01/17	500,000	576,367
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	137,275
6.200%, 04/15/09	350,000	357,824
7.250%, 02/15/31	156,000	179,608

		2,788,098

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Specialty Retail—0.1%
Lowe’s Cos., Inc. 6.875%, 02/15/28	$1,000,000	$1,118,416

Thrifts & Mortgage Finance—0.0%
Washington Mutual, Inc. 5.625%, 01/15/07	500,000	500,891

U.S. Treasury—24.7%
United States Treasury Bonds 5.250%, 11/15/28 (a)	2,700,000	2,772,279
5.375%, 02/15/31 (a)	2,225,000	2,341,857
5.500%, 08/15/28 (a)	2,420,000	2,563,990
6.125%, 11/15/27 (a)	3,950,000	4,496,838
6.250%, 08/15/23 (a)	7,750,000	8,788,655
6.500%, 11/15/26 (a)	1,000,000	1,181,500
7.125%, 02/15/23 (a)	3,030,000	3,726,597
7.250%, 08/15/22 (a)	2,000,000	2,480,100
7.625%, 11/15/22 (a)	5,600,000	7,188,160
7.875%, 02/15/21 (a)	2,650,000	3,420,302
8.125%, 08/15/19 (a)	1,895,000	2,459,066
8.500%, 02/15/20 (a)	1,400,000	1,877,750
8.875%, 02/15/19 (a)	10,215,000	13,905,986
9.125%, 05/15/18 (a)	1,600,000	2,194,624
9.250%, 02/15/16 (a)	1,375,000	1,836,381
United States Treasury Notes 3.125%, 05/15/07 (a)	16,680,000	16,363,413
3.250%, 08/15/08 (a)	3,000,000	2,895,180
3.375%, 02/15/08 (a)	20,730,000	20,190,399
3.375%, 11/15/08 (a)	15,820,000	15,260,114
3.375%, 10/15/09 (a)	5,000,000	4,766,150
3.500%, 11/15/09 (a)	4,000,000	3,825,200
3.500%, 12/15/09 (a)	4,000,000	3,822,600
3.625%, 06/30/07 (a)	6,000,000	5,909,520
3.625%, 07/15/09 (a)	4,420,000	4,260,571
3.625%, 01/15/10 (a)	4,000,000	3,835,040
3.625%, 06/15/10 (a)	16,200,000	15,466,464
3.875%, 05/15/09 (a)	4,000,000	3,890,936
4.000%, 09/30/07 (a)	4,000,000	3,950,800
4.000%, 04/15/10	6,000,000	5,819,100
4.000%, 11/15/12 (a)	7,250,000	6,900,528
4.250%, 10/15/10	5,000,000	4,883,205
4.250%, 08/15/13 (a)	14,380,000	13,830,109
4.250%, 11/15/13 (a)	1,600,000	1,536,816
4.250%, 08/15/14 (a)	17,930,000	17,161,879
4.250%, 11/15/14 (a)	2,000,000	1,911,580
4.250%, 08/15/15 (a)	3,000,000	2,857,620
4.375%, 08/15/12 (a)	5,000,000	4,871,000
4.500%, 02/15/09 (a)	12,000,000	11,896,920
4.750%, 05/15/14 (a)	5,900,000	5,848,670
4.875%, 02/15/12 (a)	4,500,000	4,507,020
5.000%, 08/15/11 (a)	3,500,000	3,531,115
5.625%, 05/15/08 (a)	5,580,000	5,667,327
5.750%, 08/15/10 (a)	7,120,000	7,379,488
6.500%, 02/15/10 (a)	1,710,000	1,809,197

		266,082,046

Security Description	Face Amount	Value

Wireless Telecommunication Services—0.1%
AT&T Wireless Services, Inc. 8.125%, 05/01/12	$500,000	$560,929
8.750%, 03/01/31	300,000	379,492
Cingular Wireless, LLC 7.125%, 12/15/31 (a)	100,000	107,703

		1,048,124

Yankee—3.4%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	370,183
Asian Development Bank 4.875%, 02/05/07	4,650,000	4,641,928
BP Canada Finance Co. 3.375%, 10/31/07	500,000	486,638
British Telecommunications, Plc. 8.875%, 12/15/30 (b)	1,000,000	1,279,158
Burlington Resources Finance Co. 5.700%, 03/01/07	600,000	602,327
Conoco Funding Co. 6.350%, 10/15/11	500,000	521,150
Deutsche Telekom International Finance 8.250%, 06/15/30 (b)	1,000,000	1,196,231
Encana Corp. 4.750%, 10/15/13	2,000,000	1,902,097
HSBC Holdings, Plc. 5.250%, 12/12/12	5,050,000	4,956,622
7.500%, 07/15/09	2,200,000	2,332,899
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,560,844
8.400%, 01/15/22	1,000,000	1,279,346
Intermediate American Development Bank 5.375%, 11/18/08	700,000	705,638
6.800%, 10/15/25	500,000	576,016
7.000%, 06/15/25	200,000	233,887
8.875%, 06/01/09	400,000	441,975
International Bank for Reconstruction & Development 4.375%, 09/28/06	1,000,000	997,010
8.875%, 03/01/26	535,000	752,349
KFW International Finance, Inc. 4.750%, 01/24/07 (a)	500,000	497,618
8.000%, 02/15/10	1,000,000	1,096,817
Korea Development Bank 5.750%, 09/10/13 (a)	2,000,000	2,015,280
Kreditanstalt Fuer Wiederaufbank 3.375%, 01/23/08	2,475,000	2,402,561
National Australia Bank, Ltd. 6.600%, 12/10/07	350,000	356,751
Norsk Hydro A/S 6.700%, 01/15/18	300,000	324,575
6.800%, 01/15/28	1,350,000	1,500,749
Telefonica Europe BV 8.250%, 09/15/30	1,000,000	1,155,318
Tyco International Group S.A. 6.875%, 01/15/29	1,275,000	1,326,126

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Vodafone Airtouch, Plc. 7.750%, 02/15/10	$1,150,000	$1,233,482

		36,745,575

Total Fixed Income (Identified Cost $1,086,413,686)		1,063,132,871

Short Term Investments—1.7%

Discount Notes—1.7%
Federal Home Loan Bank 4.580%, 04/06/06	18,000,000	17,988,550

Total Short Term Investments (Identified Cost $17,988,550)		17,988,550

Total Investments—100.4% (Identified Cost $1,104,402,236) (c)		1,081,121,421
Liabilities in excess of other assets		(4,482,850)

Total Net Assets—100%		$1,076,638,571

(a)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $264,955,190 and the collateral received consisted of cash in the amount of $263,434,413 and securities with a market value of $7,070,390.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2006.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $1,104,402,236 and the composition of unrealized appreciation and depreciation of investment securities was $9,535,531 and $(32,816,346), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, the market value of 144A securities was $1,014,982, which is 0.1% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—85.2% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.7%
DRS Technologies, Inc. 6.875%, 11/01/13	$375,000	$375,000
7.625%, 02/01/18	50,000	51,500
Goodrich Corp. 7.500%, 04/15/08	1,925,000	1,997,043
L-3 Communications Holdings, Inc. 6.375%, 10/15/15	250,000	246,250
7.625%, 06/15/12	375,000	387,188
Moog, Inc. 6.250%, 01/15/15	225,000	221,625
Sequa Corp. 9.000%, 08/01/09	525,000	561,750

		3,840,356

Airlines—0.0%
Continental Airlines, Inc. 6.541%, 09/15/08	32,716	30,813

Asset Backed—1.3%
Airplane Pass Through Trust 10.875%, 03/15/19 (a) (b)	246,925	0
Ameriquest Mortgage Securities, Inc. 6.018%, 11/25/34 (c)	590,000	602,105
Asset Backed Securities Corp. 6.649%, 04/15/33 (c)	500,000	502,710
Bear Stearns Asset Backed Securities (144A) 5.250%, 08/25/34	53,501	53,353
CMO Holdings II, Ltd. (144A) 6.500%, 01/25/34	372	372
Countrywide Asset Backed Certificates 6.068%, 06/25/34 (c)	800,000	812,593
Countrywide Asset Backed Certificates (144A) 5.500%, 10/25/35	36,396	36,318
Green Tree Financial Corp. 7.070%, 01/15/29	659,932	674,097
Merrill Lynch Mortgage Investors, Inc. (144A) 5.000%, 09/25/35	268,580	266,434
Metris Master Trust 5.856%, 11/20/09 (c)	840,000	840,604
Mid-State Trust 7.340%, 07/01/35	683,343	705,897
Novastar Finance, Inc. 5.793%, 06/25/34 (c)	580,000	583,883
Novastar Home Equity Loan Trust 5.790%, 02/25/34 (c)	270,000	274,351
Novastar Home Equity Loan Trust 7.818%, 10/25/35 (c)	670,000	588,026
Option One Mortgage Loan Trust 8.318%, 05/25/34 (c)	530,000	514,383
Residential Asset Securities Corp. 5.918%, 04/25/32 (c)	145,345	145,376
Sail Net Interest Margin Notes (144A) 4.750%, 01/27/35	110,554	109,916
5.000%, 04/27/34	2,250	2,248
5.000%, 12/27/34	183,407	182,921
5.500%, 03/27/34	43,346	42,040

Security Description	Face Amount	Value

Asset Backed—(Continued)
Varick Structured Asset Fund, Ltd. (144A) 6.060%, 11/01/35 (a)	$1,088,589	$0

		6,937,627

Auto Components—0.1%
BREED Technologies, Inc. 9.250%, 04/15/08 (a) (b)	250,000	0
CSK Auto, Inc. 7.000%, 01/15/14	300,000	285,750
Key Plastics Holdings, Inc. 10.250%, 03/15/07	250,000	250
Tenneco Automotive, Inc. 8.625%, 11/15/14 (d)	150,000	150,000
10.250%, 07/15/13	100,000	111,000
TRW Automotive, Inc. 9.375%, 02/15/13	201,000	217,331

		764,331

Automobiles—0.7%
DaimlerChrysler North America Holdings Corp. 4.050%, 06/04/08	2,003,000	1,940,911
Ford Motor Co. 6.625%, 10/01/28	125,000	83,750
7.450%, 07/16/31 (d)	1,275,000	946,688
8.900%, 01/15/32	100,000	78,500
General Motors Corp. 8.250%, 07/15/23 (d)	75,000	54,000
8.375%, 07/15/33 (d)	625,000	457,813

		3,561,662

Beverages—0.1%
Constellation Brands, Inc. 8.125%, 01/15/12 (d)	275,000	288,406

Building Products—0.3%
Associated Materials, Inc. Zero Coupon, 03/01/14	450,000	258,750
Collins & Aikman Floorcovering Corp. 10.000%, 01/15/07	250,000	251,650
KI Holdings, Inc. 0/9.875%, 11/15/14 (e)	400,000	290,000
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (e)	225,000	177,750
Nortek, Inc. 8.500%, 09/01/14	150,000	152,625
NTK Holdings, Inc. 0/10.750%, 03/01/14 (e)	425,000	310,250
Texas Industries, Inc. 7.250%, 07/15/13	150,000	154,500

		1,595,525

Capital Markets—1.3%
JPMorgan Chase & Co. 6.625%, 03/15/12	1,600,000	1,681,923

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-140

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Capital Markets—(Continued)
Lehman Brothers Holdings, Inc. 4.500%, 07/26/10	$3,050,000	$2,939,471
Morgan Stanley 4.750%, 04/01/14	2,700,000	2,519,081

		7,140,475

Chemicals—0.5%
Borden Chemicals & Plastics, L.P. 9.500%, 05/01/49 (b)	140,000	2,450
Equistar Chemicals, L.P. 10.625%, 05/01/11	225,000	243,563
Ethyl Corp. 8.875%, 05/01/10	275,000	285,313
FMC Corp. 7.750%, 07/01/11	25,000	26,092
Huntsman ICI Chemicals, LLC 10.125%, 07/01/09 (d)	30,000	30,750
Huntsman International Holdings, LLC 9.875%, 03/01/09	375,000	391,875
Lyondell Chemical Co. 9.500%, 12/15/08	59,000	61,360
11.125%, 07/15/12	150,000	164,625
Methanex Corp. 8.750%, 08/15/12	200,000	218,500
Millennium America, Inc. 9.250%, 06/15/08	175,000	177,844
OM Group, Inc. 9.250%, 12/15/11	275,000	284,625
PQ Corp. (144A) 7.500%, 02/15/13	375,000	360,000
Resolution Performance Products, Inc. 8.000%, 12/15/09	75,000	77,250
9.500%, 04/15/10 (d)	125,000	130,000
13.500%, 11/15/10 (d)	200,000	213,750
Westlake Chemicals Corp. 6.625%, 01/15/16	200,000	197,750

		2,865,747

Commercial Banks—1.0%
Bank of America Corp. 7.400%, 01/15/11	1,950,000	2,107,609
Capital One Bank 5.750%, 09/15/10	1,225,000	1,235,675
Standard Chartered Bank (144A) 8.000%, 05/30/31	1,835,000	2,239,287

		5,582,571

Commercial Mortgage-Backed Securities—1.7%
Amortizing Residential Collateral Trust 6.018%, 08/25/32 (c)	458,074	460,248
Bank of America Large Loan, Inc. (144A) 5.648%, 11/15/15 (c)	1,250,000	1,254,462
CMO Holdings II, Ltd. (144A) 5.000%, 05/25/34	30,987	30,896

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Commerce 2001 J2 (144A) 5.447%, 07/16/34	$761,815	$762,007
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	527,377
Commercial Mortgage Pass-Through Certificate (144A) 5.749%, 11/15/15	270,948	271,779
First Union National Bank Commercial Mortgage 0.527%, 05/17/32 (c) (f)	11,182,266	289,556
Merit Securities Corp. (144A) 6.321%, 09/28/32 (c)	1,608,520	1,569,278
Morgan Stanley ABS Capital I, Inc. (144A) 6.118%, 05/25/34 (c)	2,000,000	1,999,974
Structured Asset Mortgage Investments II, Inc. 5.702%, 08/25/35 (c)	1,900,865	1,937,397

		9,102,974

Commercial Services & Supplies—0.5%
Allied Waste North America, Inc. 6.375%, 04/15/11	100,000	97,875
7.250%, 03/15/15 (d)	275,000	280,500
7.375%, 04/15/14 (d)	150,000	148,500
7.875%, 04/15/13 (d)	75,000	78,281
8.500%, 12/01/08	75,000	78,844
9.250%, 09/01/12	183,000	197,411
Cenveo, Inc. 7.875%, 12/01/13	175,000	171,063
9.625%, 03/15/12	150,000	161,438
Corrections Corp. of America 6.250%, 03/15/13	150,000	147,563
6.750%, 01/31/14	275,000	278,094
Interface, Inc. 10.375%, 02/01/10	150,000	164,250
Iron Mountain, Inc. 6.625%, 01/01/16	600,000	564,000
7.750%, 01/15/15	125,000	125,938
8.250%, 07/01/11	125,000	126,250
8.625%, 04/01/13	50,000	52,000
Safety-Kleen Services, Inc. 9.250%, 06/01/08 (b)	250,000	250

		2,672,257

Communications Equipment—0.2%
Lucent Technologies, Inc. 6.450%, 03/15/29	875,000	789,688
PanAmSat Corp. 9.000%, 08/15/14	65,000	68,413
SBA Communications Corp. 0/9.750%, 12/15/11 (e)	196,000	187,180

		1,045,281

Computers & Peripherals—0.0%
Seagate Technology HDD Holdings 8.000%, 05/15/09	225,000	233,719

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Containers & Packaging—0.5%
Berry Plastics Corp. 10.750%, 07/15/12	$325,000	$357,500
Graphic Packaging International Corp. 8.500%, 08/15/11	100,000	99,000
9.500%, 08/15/13 (d)	300,000	280,500
Jefferson Smurfit Corp. 8.250%, 10/01/12	599,000	587,769
Owens-Brockway Glass Container, Inc. 7.750%, 05/15/11	225,000	234,563
8.250%, 05/15/13	50,000	52,250
Owens-Illinois, Inc. 7.350%, 05/15/08	275,000	277,750
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	200,000	204,000
Pliant Corp. 11.125%, 09/01/09 (b) (d)	65,000	68,413
Radnor Holdings Corp. 11.000%, 03/15/10 (d)	150,000	117,000
Stone Container Corp. 9.750%, 02/01/11	75,000	77,063
Tekni-Plex, Inc. (144A) 8.750%, 11/15/13 (d)	250,000	235,000

		2,590,808

Diversified Financial Services—4.0%
Ahold Lease USA, Inc. 7.820%, 01/02/20	44,789	46,717
Alamosa Delaware, Inc. 11.000%, 07/31/10	146,000	162,425
12.000%, 07/31/09	118,000	127,145
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14	227,000	251,403
Burlington Resources Finance Co. 5.600%, 12/01/06	2,000,000	2,003,646
Chukchansi Economic Development Authority 8.000%, 11/15/13	100,000	102,500
CIT Group, Inc. 7.750%, 04/02/12	2,150,000	2,369,822
Devon Financing Corp. 6.875%, 09/30/11	1,850,000	1,961,422
Ford Motor Credit Co. 4.950%, 01/15/08	875,000	815,394
6.625%, 06/16/08	225,000	212,960
7.875%, 06/15/10	1,975,000	1,851,497
General Motors Acceptance Corp. 6.750%, 12/01/14 (d)	645,000	580,632
6.875%, 09/15/11	1,325,000	1,235,005
7.250%, 03/02/11	40,000	37,906
8.000%, 11/01/31 (d)	75,000	70,883
Hexion U.S. Finance Corp. 9.000%, 07/15/14	400,000	412,000
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (c)	3,100,000	3,041,515
Inergy Finance Corp. 6.875%, 12/15/14	400,000	380,000

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
International Lease Finance Corp. 5.875%, 05/01/13	$2,900,000	$2,917,043
Sprint Capital Corp. 8.375%, 03/15/12	1,675,000	1,892,583
Xerox Capital Trust I 8.000%, 02/01/27	525,000	543,375
Zeus Special Subsidiary, Ltd. (144A) 0/9.250%, 02/01/15 (e)	275,000	190,438

		21,206,311

Diversified Telecommunication Services—1.3%
Advanstar Communications, Inc. 10.750%, 08/15/10	200,000	217,500
AT&T Broadband Corp. 8.375%, 03/15/13	1,375,000	1,546,392
Mediacom Broadband, LLC 8.500%, 10/15/15	150,000	144,000
9.500%, 01/15/13 (d)	50,000	49,500
11.000%, 07/15/13	175,000	186,375
Qwest Communications International, Inc. 7.500%, 02/15/14 (c)	291,000	299,730
7.500%, 02/15/14 (d)	87,000	89,610
Qwest Corp. 6.875%, 09/15/33	917,000	880,320
7.500%, 06/15/23	155,000	157,519
8.875%, 03/15/12	275,000	307,313
Telefonos de Mexico S.A. de CV 8.750%, 01/31/16 (MXN) (c)	2,000,000	176,499
Verizon Florida, Inc. 6.125%, 01/15/13 (d)	2,955,000	2,926,159

		6,980,917

Electric Utilities—0.7%
Appalachian Power Co. 5.950%, 05/15/33 (d)	2,050,000	1,931,315
Edison Mission Energy 7.730%, 06/15/09	25,000	25,625
9.875%, 04/15/11	450,000	508,500
Reliant Resources, Inc. 9.500%, 07/15/13 (d)	525,000	525,656
Williams Cos., Inc. 7.125%, 09/01/11	50,000	51,438
7.625%, 07/15/19 (d)	100,000	106,500
7.875%, 09/01/21	125,000	134,375
8.750%, 03/15/32	325,000	380,250

		3,663,659

Energy Equipment & Services—0.1%
Atlas Pipeline Partners, L.P. (144A) 8.125%, 12/15/15	200,000	208,500
Universal Compression, Inc. 7.250%, 05/15/10	275,000	279,125

		487,625

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—30.8%
Federal Home Loan Mortgage Corp. 5.000%, TBA	$29,600,000	$28,157,000
11.565%, 06/15/21 (c) (f)	135	250
Federal National Mortgage Association 4.000%, TBA	13,000,000	12,150,944
4.500%, TBA	8,100,000	7,469,723
5.000%, TBA	41,875,000	39,859,766
5.500%, TBA	68,000,000	66,363,744
6.000%, TBA	10,000,000	9,996,880
6.500%, 03/01/26	30,378	31,141
7.000%, 05/01/26	5,640	5,818
7.500%, 12/01/29	11,255	11,748
7.500%, 06/01/30	24,588	25,640
7.500%, 08/01/30	4,437	4,626
7.500%, 11/01/30	60,482	63,218
7.500%, 01/01/31	7,765	8,096
7.500%, 02/01/31	4,298	4,492
7.500%, 03/01/31	15,143	15,784
8.000%, 08/01/27	7,682	8,176
8.000%, 01/01/31	333,150	355,292
8.500%, 08/01/19	199,695	212,950
10.400%, 04/25/19	6,608	7,101

		164,752,389

Food & Staples Retailing—0.4%
Rite Aid Corp. 7.500%, 01/15/15	225,000	218,250
8.125%, 05/01/10	50,000	51,063
Rite Aid Corp. (144A) 6.125%, 12/15/08 (d)	100,000	97,250
Safeway, Inc. 7.250%, 02/01/31	1,900,000	2,013,392

		2,379,955

Food Products—0.4%
del Monte Corp. 8.625%, 12/15/12	375,000	396,094
Doane Pet Care Co. 10.625%, 11/15/15	150,000	159,000
10.750%, 03/01/10	50,000	54,125
Dole Food Co., Inc. 7.250%, 06/15/10	275,000	259,188
8.750%, 07/15/13	125,000	122,813
8.875%, 03/15/11	150,000	148,500
Hines Nurseries, Inc. 10.250%, 10/01/11	200,000	195,500
Pilgrim’s Pride Corp. 9.250%, 11/15/13	150,000	151,125
Pinnacle Foods Holding Corp. 8.250%, 12/01/13	225,000	222,750
Swift & Co. 10.125%, 10/01/09	150,000	156,000

		1,865,095

Security Description	Face Amount	Value

Foreign Government—4.5%
Federative Republic of Brazil 5.250%, 04/15/12 (c)	$814,421	$814,421
7.875%, 03/07/15	225,000	242,888
8.000%, 01/15/18	2,057,000	2,228,760
8.750%, 02/04/25	1,450,000	1,660,250
8.875%, 10/14/19	875,000	1,010,625
Government of Russia 11.000%, 07/24/18	900,000	1,291,590
Republic of Argentina Zero Coupon, 12/15/35 (ARS) (c) (f)	3,906,585	183,924
4.005%, 08/03/12	300,000	245,250
5.830%, 12/31/33 (ARS)	1,009,091	418,222
Republic of Bulgaria 8.250%, 01/15/15	175,000	205,153
Republic of Columbia 8.125%, 05/21/24	550,000	616,000
10.000%, 01/23/12	225,000	265,275
10.750%, 01/15/13	425,000	528,063
Republic of Ecuador 9.000%, 08/15/30 (c)	425,000	428,188
Republic of Panama 6.700%, 01/26/36	326,000	325,348
7.250%, 03/15/15	575,000	609,500
Republic of Peru 5.000%, 03/07/17 (c)	537,000	507,604
8.750%, 11/21/33	125,000	139,375
9.125%, 02/21/12	200,000	226,000
Republic of Philippines 8.375%, 03/12/09	200,000	214,750
8.875%, 03/17/15	300,000	338,625
9.500%, 02/02/30	300,000	356,250
9.875%, 01/15/19	425,000	511,594
10.625%, 03/16/25	425,000	550,906
Republic of South Africa 6.500%, 06/02/14	275,000	289,094
Republic of Turkey 7.375%, 02/05/25	1,325,000	1,373,031
9.000%, 06/30/11	500,000	559,375
11.500%, 01/23/12	250,000	312,500
Republic of Venezuela 5.375%, 08/07/10	275,000	265,375
7.650%, 04/21/25	250,000	269,875
10.750%, 09/19/13	750,000	935,250
Russian Federation 8.250%, 03/31/10	950,000	1,004,815
Ukraine Government International Bond 6.875%, 03/04/11	175,000	176,785
United Mexican States 5.625%, 01/15/17	1,240,000	1,200,940
5.875%, 01/15/14	1,225,000	1,216,425
6.375%, 01/16/13	1,165,000	1,194,125
8.125%, 12/30/19	725,000	851,875
10.375%, 02/17/09	238,000	267,274

		23,835,300

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Gas Utilities—0.0%
Targa Resources, Inc. (144A) 8.500%, 11/01/13	$240,000	$249,600

Health Care Equipment & Supplies—0.1%
Accellent, Inc. 10.500%, 12/01/13	275,000	293,563

Health Care Providers & Services—1.7%
Ameripath, Inc. 10.500%, 04/01/13	275,000	290,125
Davita, Inc. 7.250%, 03/15/15 (d)	375,000	376,875
Extendicare Health Services, Inc. 9.500%, 07/01/10	225,000	237,656
Genesis Healthcare Corp. 8.000%, 10/15/13	400,000	423,000
HCA, Inc. 6.375%, 01/15/15 (d)	275,000	267,651
6.500%, 02/15/16	650,000	633,267
Humana, Inc. 6.300%, 08/01/18	1,925,000	1,957,804
IASIS Healthcare, LLC 8.750%, 06/15/14	350,000	350,000
National Mentor, Inc. 9.625%, 12/01/12	250,000	282,500
Omnicare, Inc. 6.875%, 12/15/15	200,000	199,500
Psychiatric Solutions, Inc. 7.750%, 07/15/15	200,000	203,500
10.625%, 06/15/13 (d)	133,000	148,628
Quest Diagnostics, Inc. 5.450%, 11/01/15	1,650,000	1,607,953
Tenet Healthcare Corp. 6.875%, 11/15/31	125,000	99,844
7.375%, 02/01/13 (d)	325,000	296,563
9.875%, 07/01/14	50,000	50,625
Tenet Healthcare Corp. (144A) 9.500%, 02/01/15	200,000	200,500
Triad Hospitals, Inc. 7.000%, 11/15/13	350,000	346,500
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	575,000	587,938
Vanguard Health Holdings Co., LLC 0/11.250%, 10/01/15 (e)	200,000	146,000
Warner Chilcott Corp. (144A) 8.750%, 02/01/15	250,000	248,125

		8,954,554

Hotels, Restaurants & Leisure—1.0%
Caesars Entertainment, Inc. 8.125%, 05/15/11 (d)	50,000	54,375
Carrols Corp. 9.000%, 01/15/13 (d)	250,000	251,250
Chumash Casino & Resort Enterprises 9.520%, 07/15/10	75,000	79,313

Security Description	Face Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Friendly Ice Cream Corp. 8.375%, 06/15/12 (d)	$125,000	$113,125
Gaylord Entertainment Co. 6.750%, 11/15/14 (d)	225,000	219,375
HMH Properties, Inc. 7.875%, 08/01/08	31,000	31,233
Inn of the Mountain Gods Resort 12.000%, 11/15/10	300,000	324,000
Isle of Capri Casinos, Inc. 7.000%, 03/01/14	325,000	320,938
Kerzner International, Ltd. 6.750%, 10/01/15	300,000	315,750
Las Vegas Sands Corp. 6.375%, 02/15/15	225,000	216,000
MGM Mirage, Inc. 6.750%, 09/01/12	575,000	574,281
Mohegan Tribal Gaming Authority 6.875%, 02/15/15	150,000	149,063
7.125%, 08/15/14	125,000	125,938
Park Place Entertainment Corp. 9.375%, 02/15/07	225,000	232,031
Penn National Gaming, Inc. 6.750%, 03/01/15	300,000	300,000
6.875%, 12/01/11	100,000	101,750
Sbarro, Inc. 11.000%, 09/15/09 (d)	275,000	279,813
Six Flags, Inc. 9.625%, 06/01/14	100,000	100,750
9.750%, 04/15/13	100,000	100,750
Starwood Hotels & Resorts Worldwide, Inc. 7.875%, 05/01/12	350,000	380,625
Station Casinos, Inc. 6.500%, 02/01/14	125,000	123,594
6.875%, 03/01/16	300,000	301,500
Station Casinos, Inc. (144A) 6.625%, 03/15/18	475,000	464,313
Turning Stone Casino Resort Enterprise (144A) 9.125%, 12/15/10	250,000	260,000

		5,419,767

Household Durables—0.1%
Sealy Mattress Co. 8.250%, 06/15/14 (d)	225,000	235,125
Simmons Bedding Co. 7.875%, 01/15/14 (d)	175,000	169,313
Tempur-Pedic, Inc. 10.250%, 08/15/10	163,000	174,614
Windmere-Durable Holdings, Inc. 10.000%, 07/31/08	36,000	34,200

		613,252

Household Products—0.0%
Spectrum Brands, Inc. 7.375%, 02/01/15	99,000	86,130

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Independent Power Producers & Energy Traders—0.7%
Duke Energy Co. 4.200%, 10/01/08	$2,123,000	$2,059,792
Mirant North America, LLC (144A) 7.375%, 12/31/13	275,000	280,500
NRG Energy, Inc. 7.250%, 02/01/14	150,000	152,438
7.375%, 02/01/16	700,000	714,875
Reliant Energy, Inc. 6.750%, 12/15/14	375,000	330,938

		3,538,543

Leisure Equipment & Products—0.3%
Boyd Gaming Corp. 6.750%, 04/15/14 (d)	400,000	399,000
Herbst Gaming, Inc. 8.125%, 06/01/12	225,000	233,719
Pinnacle Entertainment, Inc. 8.750%, 10/01/13	375,000	404,063
Riddell Bell Holdings, Inc. 8.375%, 10/01/12 (d)	225,000	226,688
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	227,250

		1,490,720

Machinery—0.3%
Blount International, Inc. 8.875%, 08/01/12	100,000	104,000
Brand Services, Inc. 12.000%, 10/15/12	125,000	133,750
Case New Holland, Inc. 9.250%, 08/01/11	25,000	26,688
Dresser-Rand Group, Inc. (144A) 7.375%, 11/01/14	394,000	401,880
NMHG Holding Co. 10.000%, 05/15/09	100,000	105,000
Sensus Metering Systems, Inc. 8.625%, 12/15/13	250,000	242,500
Terex Corp. 7.375%, 01/15/14	147,000	150,675
10.375%, 04/01/11	225,000	237,375

		1,401,868

Media—2.5%
AMC Entertainment, Inc. (144A) 11.000%, 02/01/16	250,000	258,125
AOL Time Warner, Inc. 7.625%, 04/15/31	1,750,000	1,906,350
Block Communications, Inc. (144A) 8.250%, 12/15/15	200,000	196,000
Cadmus Communications Corp. 8.375%, 06/15/14	250,000	251,250
CanWest Media, Inc. 8.000%, 09/15/12	373,767	383,111
CBD Media Holdings, LLC 9.250%, 07/15/12	250,000	254,688

Security Description	Face Amount	Value

Media—(Continued)
CCH I Holdings, LLC 10.000%, 05/15/14	$35,000	$17,675
11.000%, 10/01/15	940,000	781,375
11.750%, 05/15/14 (d) (e)	275,000	143,000
12.125%, 01/15/15 (e)	75,000	33,000
Charter Communications Operating, LLC (144A) 8.375%, 04/30/14	250,000	249,375
Cinemark, Inc. 0/9.750%, 03/15/14 (e)	425,000	325,125
CSC Holdings, Inc. 8.125%, 08/15/09	200,000	206,500
CSC Holdings, Inc. (144A) 7.000%, 04/15/12	350,000	342,125
Dex Media West, LLC 0/9.000%, 11/15/13 (e)	375,000	316,875
9.875%, 08/15/13	244,000	269,925
Dex Media, Inc. 0/9.000%, 11/15/13 (d)(e)	50,000	42,250
DIRECTV Holdings, LLC 6.375%, 06/15/15	450,000	444,375
8.375%, 03/15/13	146,000	155,855
EchoStar DBS Corp. 6.625%, 10/01/14	825,000	797,156
EchoStar DBS Corp. (144A) 7.125%, 02/01/16	25,000	24,594
Houghton Mifflin Co. 0/11.500%, 10/15/13 (e)	150,000	127,875
Insight Midwest, L.P. 10.500%, 11/01/10	250,000	263,125
Interep National Radio Sales, Inc. 10.000%, 07/01/08 (d)	150,000	126,000
Lamar Media Corp. 6.625%, 08/15/15	450,000	447,750
Lodgenet Entertainment Corp. 9.500%, 06/15/13	250,000	270,000
Muzak, LLC 9.875%, 03/15/09 (d)	150,000	81,938
10.000%, 02/15/09	100,000	87,000
News America, Inc. 5.300%, 12/15/14	1,950,000	1,875,765
R.H. Donnelley Corp. (144A) 6.875%, 01/15/13	350,000	327,250
8.875%, 01/15/16	550,000	572,000
10.875%, 12/15/12	200,000	221,750
Radio One, Inc. 6.375%, 02/15/13	200,000	190,000
8.875%, 07/01/11	200,000	210,000
Rainbow National Services, LLC (144A) 10.375%, 09/01/14	175,000	196,000
Sinclair Broadcast Group, Inc. 8.000%, 03/15/12	275,000	280,500
8.750%, 12/15/11	100,000	105,125
Vertis, Inc. 9.750%, 04/01/09	250,000	256,250
Young Broadcasting, Inc. 10.000%, 03/01/11 (d)	250,000	230,625

		13,267,682

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Metals & Mining—0.1%
Imco Recycling, Inc. 10.375%, 10/15/10	$225,000	$248,063
Mueller Holdings, Inc. 0/14.750%, 04/15/14 (e)	375,000	305,625
Rathgibson, Inc. (144A) 11.250%, 02/15/14	200,000	209,000

		762,688

Multi-Utilities—0.4%
Calpine Corp. (144A) 8.500%, 07/15/10 (b)	275,000	252,313
8.750%, 07/15/13 (b)	40,000	36,700
Calpine Generating Co., LLC 13.216%, 04/01/11 (b) (c)	200,000	219,000
Dynegy Holdings, Inc. 7.125%, 05/15/18	250,000	228,750
7.625%, 10/15/26	575,000	526,125
Dynegy Holdings, Inc. (144A) 9.875%, 07/15/10	50,000	54,992
The AES Corp. 7.750%, 03/01/14	200,000	210,000
8.875%, 02/15/11	150,000	161,625
9.375%, 09/15/10	425,000	463,250
9.500%, 06/01/09 (d)	75,000	80,813

		2,233,568

Mutual Funds—1.3%
Targeted Return Index Securities Trust (144A) 7.589%, 06/15/15 (c) (d)	6,978,659	7,057,169

Office Electronics—0.2%
IKON Office Solutions, Inc. (144A) 7.750%, 09/15/15	150,000	154,875
Sungard Data Systems, Inc. (144A) 9.125%, 08/15/13	275,000	290,813
Xerox Corp. 6.400%, 03/15/16	350,000	347,375

		793,063

Oil, Gas & Consumable Fuels—1.6%
Chaparral Energy, Inc. (144A) 8.500%, 12/01/15	350,000	364,000
Chesapeake Energy Corp. 6.375%, 06/15/15	425,000	418,094
Chesapeake Energy Corp. (144A) 6.875%, 11/15/20	450,000	453,375
El Paso Energy Corp. 7.750%, 01/15/32 (d)	575,000	579,313
7.800%, 08/01/31	75,000	75,375
7.875%, 06/15/12 (d)	575,000	598,719
Entergy Gulf Systems, Inc. 6.200%, 07/01/33	750,000	701,860
Exco Resources, Inc. 7.250%, 01/15/11	450,000	447,750

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Forest Oil Corp. 8.000%, 12/15/11	$325,000	$349,375
Houston Exploration Co. 7.000%, 06/15/13	200,000	194,000
Magnum Hunter Resources, Inc. 9.600%, 03/15/12	260,000	278,850
Massey Energy Co. 6.625%, 11/15/10	200,000	203,500
Massey Energy Co. (144A) 6.875%, 12/15/13	75,000	73,500
Pemex Project Funding Master Trust (144A) 5.750%, 12/15/15	300,000	287,250
6.625%, 06/15/35	150,000	144,900
Plains Exploration & Production Co. 7.125%, 06/15/14 (d)	250,000	256,875
Pogo Producing Co. 6.875%, 10/01/17 (d)	200,000	197,500
Quicksilver Resources, Inc. 7.125%, 04/01/16	250,000	246,875
Stone Energy Corp. 8.250%, 12/15/11 (d)	400,000	402,000
Swift Energy Co. 7.625%, 07/15/11	350,000	353,500
Valero Energy Corp. 4.750%, 06/15/13	1,535,000	1,446,294
Vintage Petroleum, Inc. 7.875%, 05/15/11	125,000	129,981
Whiting Peteroleum Corp. 7.000%, 02/01/14	200,000	198,000
7.250%, 05/01/12	50,000	49,813
7.250%, 05/01/13	175,000	174,563

		8,625,262

Paper & Forest Products—0.2%
Appleton Papers, Inc. 9.750%, 06/15/14 (d)	150,000	148,875
Boise Cascade, LLC 7.125%, 10/15/14	300,000	288,750
Bowater, Inc. 6.500%, 06/15/13 (d)	25,000	23,313
Buckeye Technologies, Inc. 8.000%, 10/15/10	75,000	72,375
8.500%, 10/01/13	200,000	201,500
9.250%, 09/15/08	130,000	130,000
Newark Group, Inc. 9.750%, 03/15/14	250,000	227,500

		1,092,313

Personal Products—0.1%
del Laboratories, Inc. 8.000%, 02/01/12 (d)	200,000	162,000
General Nutrition Centers, Inc. 8.500%, 12/01/10	225,000	213,188
Jafra Cosmetics International, Inc. 10.750%, 05/15/11	147,000	160,046

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Personal Products—(Continued)
Playtex Products, Inc. 9.375%, 06/01/11 (d)	$125,000	$130,625

		665,859

Pharmaceuticals—0.5%
Valeant Pharmaceuticals International 7.000%, 12/15/11	450,000	445,500
Wyeth 5.500%, 03/15/13	1,975,000	1,952,580

		2,398,080

Real Estate—1.0%
Boston Properties, L.P. (REIT) 6.250%, 01/15/13	1,350,000	1,389,037
ERP Operating, L.P. 5.250%, 09/15/14	600,000	581,572
Felcor Lodging, L.P. (REIT) 9.000%, 06/01/11	225,000	246,375
Host Marriot, L.P. (REIT) 6.375%, 03/15/15	350,000	344,313
9.500%, 01/15/07	100,000	102,750
Host Marriot, L.P. (REIT) (144A) 6.750%, 06/01/16	400,000	399,500
iStar Financial, Inc. (REIT) 5.150%, 03/01/12	1,475,000	1,415,515
Meristar Hospitality Operating Partnership, L.P. (REIT) 9.125%, 01/15/11	200,000	231,500
OMEGA Healthcare Investors, Inc. (REIT) (144A) 7.000%, 01/15/16	400,000	400,000

		5,110,562

Road & Rail—0.3%
Hertz Corp. (144A) 8.875%, 01/01/14	250,000	259,375
Union Pacific Corp. 3.625%, 06/01/10	1,325,000	1,233,521

		1,492,896

Semiconductors & Semiconductor Equipment—0.1%
Amkor Technologies, Inc. 7.125%, 03/15/11 (d)	50,000	46,000
7.750%, 05/15/13	97,000	89,240
9.250%, 02/15/08 (d)	275,000	280,500
10.500%, 05/01/09 (d)	175,000	171,500

		587,240

Specialty Retail—0.3%
Finlay Fine Jewelry Corp. 8.375%, 06/01/12 (d)	125,000	109,844
Leslie’s Poolmart, Inc. 7.750%, 02/01/13	150,000	150,750
NEBCO Evans Holdings Co. 12.375%, 07/15/07 (a) (b) (g)	350,000	0

Security Description	Face Amount	Value

Specialty Retail—(Continued)
Neiman Marcus Group, Inc. (144A) 10.375%, 10/15/15 (d)	$150,000	$159,375
PETCO Animal Supplies, Inc. 10.750%, 11/01/11	125,000	134,063
The Limited, Inc. 6.950%, 03/01/33 (d)	1,225,000	1,195,796

		1,749,828

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co. 9.280%, 04/01/12 (c)	50,000	51,750
9.750%, 01/15/15 (d)	250,000	263,125
12.250%, 12/15/12	50,000	56,813
Oxford Industries, Inc. 8.875%, 06/01/11	150,000	154,500

		526,188

Thrifts & Mortgage Finance—0.5%
Countrywide Funding Corp. 4.000%, 03/22/11	3,125,000	2,903,288

Trading Companies & Distributors—0.0%
Holt Group, Inc. 9.750%, 01/15/49 (a)(b)	200,000	0

U.S. Treasury—15.6%
United States Treasury Bonds 5.250%, 11/15/28 (d)	2,000,000	2,053,594
5.375%, 02/15/31 (d)	125,000	131,582
5.500%, 08/15/28 (d)	910,000	964,102
6.125%, 11/15/27	200,000	227,688
6.125%, 08/15/29 (d)	1,000,000	1,146,484
United States Treasury Notes 3.625%, 01/15/10 (d)	4,800,000	4,601,626
4.000%, 03/15/10 (d)	3,500,000	3,396,778
4.000%, 04/15/10 (d)	32,100,000	31,128,237
4.125%, 08/15/10 (d)	6,000,000	5,834,766
4.125%, 05/15/15 (d)	5,000,000	4,724,805
4.250%, 11/15/14 (d)	2,330,000	2,226,970
4.250%, 08/15/15 (d)	20,000,000	19,052,340
5.000%, 02/15/11 (d)	8,000,000	8,065,000

		83,553,972

Wireless Telecommunication Services—0.7%
American Tower Corp. 7.500%, 05/01/12 (d)	150,000	157,125
AT&T Wireless Services, Inc. 8.750%, 03/01/31	1,100,000	1,393,203
Centennial Communications Corp. 8.125%, 02/01/14	100,000	102,000
10.000%, 01/01/13	125,000	129,844
10.125%, 06/15/13	250,000	273,125
iPCS, Inc. 11.500%, 05/01/12	225,000	256,500

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Wireless Telecommunication Services—(Continued)
Nextel Communications, Inc. 6.875%, 10/31/13	$250,000	$257,944
7.375%, 08/01/15	800,000	838,990
UbiquiTel Operating Co. 9.875%, 03/01/11	225,000	245,813

		3,654,544

Yankee—4.4%
Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15 (d)	225,000	219,375
Abitibi-Consolidated, Inc. 7.750%, 06/15/11 (d)	225,000	217,125
8.550%, 08/01/10 (d)	175,000	175,875
Basell AF SCA (144A) 8.375%, 08/15/15	225,000	223,313
Bowater Canada Finance Corp. 7.950%, 11/15/11	175,000	174,563
Corporacion Andina de Fomento 6.875%, 03/15/12	2,800,000	2,963,509
Diageo Finance BV 5.300%, 10/28/15	3,000,000	2,898,816
EnCana Holdings Finance Corp. 5.800%, 05/01/14	1,650,000	1,663,446
Gaz Capital for Gazprom (144A) 8.625%, 04/28/34	800,000	984,000
Intelsat Subsidiary Holding Co., Ltd. 9.614%, 01/15/12 (c)	100,000	101,625
JSG Funding, Plc. 9.625%, 10/01/12	250,000	264,375
Lombardy Region 5.804%, 10/25/32	875,000	905,405
Morgan Stanley Bank AG for OAO Gazprom 9.625%, 03/01/13	170,000	201,042
Norske Skof Canada, Ltd. 8.625%, 06/15/11	200,000	201,000
Nova Chemicals Corp. 6.500%, 01/15/12	400,000	372,000
Novelis, Inc. (144A) 7.250%, 02/15/15	425,000	408,000
Rhodia S.A. 7.625%, 06/01/10 (d)	275,000	279,125
8.875%, 06/01/11	50,000	51,500
Rogers Cable, Inc. 8.750%, 05/01/32 (d)	375,000	444,375
Smurfit Capital 7.500%, 11/20/25	275,000	255,750
Telecom Italia Capital, S.A. 5.250%, 10/01/15	2,050,000	1,910,875
Temasek Financial I, Ltd. (144A) 4.500%, 09/21/15	6,125,000	5,689,715
The Jean Coutu Group, Inc. 8.500%, 08/01/14 (d)	400,000	367,000
Tyco International Group S.A. 6.125%, 11/01/08	1,625,000	1,647,029

Security Description	Face Amount	Value

Yankee—(Continued)
United Utilities, Plc. 4.550%, 06/19/18	$815,000	$702,741
Videotron Ltee 6.375%, 12/15/15	250,000	244,688
Yell Finance BV 0/13.500%, 08/01/11 (e)	49,000	50,593

		23,616,860

Total Fixed Income (Identified Cost $462,864,375)		455,562,862

Common Stock—0.3% of Total Net Assets

Security Description	Shares	Value

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (h)	2,164	18,394

Commercial Services & Supplies—0.0%
Continental AFA Dispensing Co. (h) (i)	8,621	47,416

Diversified Financial Services—0.0%
ContiFinancial Corp. (Liquidating Unit Trust) (h) (i)	229,692	1

Food Products—0.0%
Imperial Sugar Co.	172	5,241

Household Products—0.0%
Home Interiors & Gifts, Inc. (Restricted Shares) (h)	650,086	175,523

Media—0.2%
Liberty Global, Inc. (Series A) (h)	7,929	162,307
Liberty Global, Inc. (Series C) (h)	7,929	156,598
NTL, Inc. (h)	20,562	598,560

		917,465

Wireless Telecommunication Services—0.1%
American Tower Corp. (Class A) (h)	17,730	537,562

Total Common Stock (Identified Cost $1,376,195)		1,701,602

Escrow Shares—0.0%

Food Products—0.0%
Vlasic Foods, Inc. (Escrow Receipt) (j)	105,922	2,118

Total Escrow Shares (Identified Cost $0)		2,118

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Preferred Stock—0.0%

Security Description	Shares	Value

Diversified Financial Services—0.0%
TCR Holdings (Class B) (h)	840	$1
TCR Holdings (Class C) (a) (h)	462	0
TCR Holdings (Class D) (h)	1,219	1
TCR Holdings (Class E) (h)	2,521	3

Total Preferred Stock (Identified Cost $300)		5

Warrants—0.0%

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (a) (h)	125	0

Yankee—0.0%
Republic of Venezuela (g) (h)	3,750	127,500
United Mexican States (h)	5,000	24,000

		151,500

Total Warrants (Identified Cost $52,647)		151,500

Short Term Investments—44.4%
Security Description	Face Amount	Value

Commercial Paper—12.3%
Curzon Funding, LLC 4.690%, 04/12/06	$14,200,000	14,179,651
DaimlerChrysler North America Holdings Corp. 4.740%, 04/12/06	7,110,000	7,099,702
Four Winds Funding Corp. 4.720%, 04/12/06	7,110,000	7,099,746
Mica Funding, LLC 4.700%, 04/12/06	14,200,000	14,179,607
Old Line Funding Corp. 4.690%, 04/11/06	9,017,000	9,005,253
Ormond Quay Funding, LLC 4.700%, 04/11/06	14,200,000	14,181,461

		65,745,420

Security Description	Face Amount	Value

Repurchase Agreement—32.1%
Bank of America Repurchase Agreement dated 03/28/06 at 4.750% to be repurchased at $75,069,271 on 04/04/06, collateralized by $76,385,000 Federal Home Loan Mortgage Corp. 5.395% due 02/28/11 with a value of $76,499,578.	$75,000,000	$75,000,000
Greenwich Capital Repurchase Agreement dated 03/31/06 at 4.820% to be repurchased at $96,555,768 on 04/03/06, collateralized by $50,000,000 Federal Home Loan Bank Zero Coupon Discount Note due 04/05/06 with a value of $49,935,000; and by $48,615,000 Federal National Mortgage Association Zero Coupon Discount Note due 04/12/06 with a value of $48,551,801.	96,517,000	96,517,000

		171,517,000

Total Short Term Investments (Identified Cost $237,262,420)		237,262,420

Total Investments—129.9% (Identified Cost $701,555,937) (k)		694,680,507
Liabilities in excess of other assets		(159,892,411)

Total Net Assets—100%		$534,788,096

(a)	Zero Valued Security.
(b)	Non-Income Producing; Defaulted Bond.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2006.
(d)	A portion or all of the security was held on loan. As of March 31, 2006, the market value of securities loaned was $105,828,682 and the collateral received consisted of cash in the amount of $95,265,765 and securities with a market value of $12,782,838.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(g)	Security was valued in good faith under procedures established by the Board of Directors.
(h)	Non-Income Producing.
(i)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(j)	Escrow Receipt is a certificate which guarantees that the securities underlying an option contract are on deposit and will be delivered in the event that the option is exercised.
(k)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $701,555,937 and the composition of unrealized appreciation and depreciation of investment securities was $4,181,235 and $(11,056,665), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, the market value of 144A securities was $32,510,775, which is 6.1% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(ARS)—	Argentine Peso
(MXN)—	Mexican Peso

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Futures Contracts Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/06	Net Unrealized Appreciation
U.S. Treasury Notes 5 Year Futures	06/30/06	(7)	$(734,372)	$(731,062)	$3,310

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-150

Metropolitan Series Fund, Inc.

Salomon Brothers U.S. Government Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Fixed Income—91.6% of Total Net Assets

Security Description	Face Amount	Value

Federal Agencies—75.0%
Federal Home Loan Bank 5.250%, 12/11/20	$12,000,000	$11,728,356
5.800%, 09/02/08	1,000,000	1,014,006
Federal Home Loan Mortgage Corp. 4.500%, 04/15/32	182,747	161,858
5.000%, TBA	87,000,000	82,758,750
5.500%, 01/15/23 (a)	5,566,381	188,576
5.500%, TBA	66,000,000	64,432,500
6.000%, 10/01/10	403	408
6.000%, 10/01/28	123,104	123,495
6.000%, 11/01/28	140,985	141,450
6.000%, TBA	27,900,000	27,908,705
6.500%, 08/01/13	27,537	28,073
6.500%, 03/01/26	2,160	2,213
6.500%, 07/01/26	54,067	55,378
7.000%, 07/01/11	9,973	10,267
7.500%, 05/01/07	2,083	2,108
8.000%, 12/01/19	15,386	16,131
8.000%, 07/01/20	49,565	51,967
8.250%, 04/01/17	1,798	1,904
9.000%, 10/01/17	11,621	12,007
Federal National Mortgage Association 4.556%, 02/17/09 (b)	2,000,000	1,949,300
5.000%, TBA	143,325,000	136,427,484
5.016%, 01/25/43 (b)	1,701,051	1,716,438
5.500%, 04/01/35	4,582,533	4,474,396
5.500%, TBA	133,000,000	130,245,054
6.000%, TBA	62,000,000	62,047,841
6.500%, 06/01/08	8,552	8,738
6.500%, 12/01/10	4,572	4,650
6.500%, 04/01/13	81,079	82,900
6.500%, 07/01/13	48,718	49,812
6.500%, 06/01/17	700,170	716,950
6.500%, 03/01/26	9,777	10,023
6.500%, 04/01/29	304,561	311,836
6.500%, 07/01/32	3,643,050	3,754,462
6.500%, TBA	32,000,000	32,640,000
6.527%, 05/25/30 (b)	556,159	560,198
7.000%, 12/01/14	43,065	44,297
7.000%, 07/01/15	7,206	7,378
7.000%, 11/01/23	5,693	5,879
7.000%, 02/01/28	28,481	29,376
7.000%, 10/01/28	134,795	138,943
7.000%, 11/01/28	15,339	15,811
7.000%, 02/01/29	47,551	49,084
7.000%, 01/01/30	13,950	14,388
7.000%, 01/01/34	1,221,146	1,257,805
7.500%, 11/01/30	45,361	47,414
7.500%, 01/01/31	22,327	23,337
8.000%, 05/01/28	12,000	12,787
8.000%, 07/01/30	1,847	1,971
8.000%, 08/01/30	25,491	27,195
8.000%, 10/01/30	19,897	21,227
8.000%, 02/01/31	599,322	638,894
8.000%, 08/01/31	5,083	5,423

Security Description	Face Amount	Value

Federal Agencies—(Continued)
8.000%, 07/01/32	$2,286	$2,439
11.500%, 09/01/19	1,014	1,104
12.000%, 10/01/15	46,197	52,018
12.000%, 01/15/16	3,034	3,393
12.500%, 09/20/15	4,705	5,170
12.500%, 01/15/16	40,468	44,470
59.380%, 12/28/28 (b)	43	43
Government National Mortgage Association 6.500%, 08/15/34	995,187	1,031,634
7.500%, 01/15/29	26,499	27,797
7.500%, 09/15/29	22,909	24,045
7.500%, 02/15/30	26,387	27,674
7.500%, 04/15/30	31,485	33,021
7.500%, 05/15/30	14,034	14,724
7.500%, 09/15/30	31,759	33,308
8.500%, 06/15/25	189,750	205,680
9.000%, 12/15/16	32,325	34,700

		567,520,663

U.S. Treasury—16.6%
United States Treasury Notes 2.875%, 11/30/06	15,000,000	14,806,635
3.375%, 11/15/08	16,500,000	15,916,049
3.375%, 10/15/09	5,000,000	4,766,210
4.000%, 04/15/10	50,000,000	48,486,350
4.250%, 08/15/15	30,000,000	28,578,510
4.500%, 11/15/15	14,000,000	13,585,474

		126,139,228

Total Fixed Income (Identified Cost $699,799,742)		693,659,891

Short Term Investments—79.5%

Discount Notes—20.5%
Federal Farm Credit Bank 4.470%, 04/10/06	20,000,000	19,977,650
4.500%, 04/12/06	55,000,000	54,924,375
Federal Home Loan Bank 4.470%, 04/05/06	80,000,000	79,960,267

		154,862,292

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-151

Metropolitan Series Fund, Inc.

Salomon Brothers U.S. Government Portfolio

Schedule of Investments as of March 31, 2006 (Unaudited)

Repurchase Agreement—37.4%

Security Description	Face Amount	Value
Bear Stearns Repurchase Agreement dated 03/31/06 at 4.750% to be repurchased at $133,474,813 on 04/03/06, collateralized by $75,000,000 Resolution Funding Zero Coupon Strip due 04/15/19 with a value of $38,010,000; by $80,000,000 Resolution Funding Zero Coupon Strip due 01/15/21 with a value of $36,936,000; by $68,760,000 Resolution Funding Zero Coupon Strip due 10/15/20 with a value of $31,973,400; and by $100,000,000 Resolution Funding Zero Coupon Strip due 04/15/30 with a value of $29,200,000.	$133,422,000	$133,422,000
Greenwich Funding Repurchase Agreement dated 03/28/06 at 4.730% to be repurchased at $150,137,958 on 04/04/06, collateralized by $20,000,000 FFCB 3.250% due 06/15/07 with a value of $19,775,000; by $16,070,000 Federal Home Loan Mortgage Corp. 6.625% due 09/15/09 with a value of $16,913,675; and by $100,000,000 Federal National Mortgage Association 6.250% due 05/15/29 with a value of $116,375,000.	150,000,000	150,000,000

		283,422,000

U.S. Treasury—21.6%
United States Treasury Bills 4.340%, 04/13/06	3,000,000	2,995,660
4.355%, 04/06/06	115,500,000	115,430,139
United States Treasury Bills 4.390%, 04/13/06	45,000,000	44,934,150

		163,359,949

Total Short Term Investments (Identified Cost $601,644,241)		601,644,241

Total Investments—171.1% (Identified Cost $1,301,443,983) (c)		1,295,304,132
Liabilities in excess of other assets		(538,316,680)

Total Net Assets—100%		$756,987,452

(a)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2006.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $1,301,443,983 and the composition of unrealized appreciation and depreciation of investment securities was $526,151 and $(6,666,002), respectively.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

Futures Contracts Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/06	Unrealized Appreciation
U.S. Treasury Notes 5 Year Futures	06/30/06	(49)	$(5,140,604)	$(5,117,437)	$23,167
U.S. Treasury Notes 10 Year Futures	06/21/06	(177)	(19,003,325)	(18,831,141)	172,184

Net Unrealized Appreciation					$195,351

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-152

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2006

Commercial Paper—86.2% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—Finance—22.8%
Atomium Funding Corp. 4.780%, 04/27/06	$25,000,000	$24,913,694
Canadian Asset Security Corp. 4.760%, 05/02/06	19,603,000	19,522,649
Cullinan Financial, Ltd. (144A) 4.875%, 09/15/06 (a)	25,000,000	24,998,301
Giro Funding Corp. 4.510%, 04/18/06	34,900,000	34,825,673
Monument Garden Funding 4.890%, 06/21/06	2,800,000	2,769,193
Park Sienna, LLC 4.790%, 04/24/06	23,000,000	22,929,614
Ticonderoga Funding, LLC 4.700%, 04/04/06	35,000,000	34,986,292

		164,945,416

Asset Backed—Other—22.7%
Brahms Funding Corp. 4.640%, 04/05/06	30,000,000	29,984,533
Concord Minutemen Capital Co., Ltd. 4.780%, 04/20/06	35,000,000	34,911,703
Falcon Asset Securitization 4.770%, 04/27/06	30,000,000	29,896,650
Sydney Capital, Inc. 4.750%, 05/15/06	30,000,000	29,825,833
Transamerica Finance Corp. 4.780%, 04/24/06	16,000,000	15,951,138
4.810%, 04/25/06	20,000,000	19,935,867
Triple A-1 Funding Corp. 4.750%, 04/13/06	3,735,000	3,729,086

		164,234,810

Capital Markets—11.5%
Greenwich Capital Holdings, Inc. 4.778%, 06/23/06 (a)	25,000,000	25,000,000
Merrill Lynch & Co., Inc. 5.090%, 06/06/06 (a)	7,800,000	7,811,497
5.130%, 09/18/06 (a)	5,425,000	5,430,254
4.810%, 10/27/06 (a)	10,000,000	10,020,290
Morgan Stanley Group, Inc. 4.830%, 08/04/06 (a)	35,000,000	35,000,000

		83,262,041

Commercial Banks—7.9%
Natexis Banque 4.555%, 07/31/06	25,000,000	24,617,253
National City Bank (144A) 4.620%, 07/07/06 (a)	6,000,000	5,999,848
Restructured Asset Certificates 4.790%, 08/21/06 (a)	15,000,000	15,000,000
U.S. Bank National Association 4.754%, 09/29/06 (a)	12,000,000	11,998,664

		57,615,765

Security Description	Face Amount	Value

Diversified Financial Services—17.2%
CIT Group, Inc. 4.670%, 05/11/06	$28,163,000	$28,016,865
Countrywide Financial Corp. 4.780%, 05/09/06	34,689,000	34,513,975
Credit Suisse 4.710%, 05/08/06	35,000,000	35,000,000
Dexia Deleware, LLC 4.670%, 05/15/06	3,495,000	3,475,051
National Rural Utilities Finance Corp. 4.770%, 04/26/06	1,300,000	1,295,694
Rabobank USA Financial Corp. 4.840%, 04/03/06	22,586,000	22,579,927

		124,881,512

Insurance—4.1%
Allstate Life Global Funding II (144A) 4.808%, 06/27/06 (a)	10,000,000	10,000,000
Irish Life & Permanent, Plc. 4.794%, 12/22/06 (a)	20,000,000	20,000,000

		30,000,000

Total Commercial Paper (Identified Cost $624,939,544)		624,939,544

Certificate of Deposit—13.6% of Total Net Assets

Commercial Banks—13.6%
BNP Paribas 4.505%, 10/19/06	7,500,000	7,500,000
CitiBank N.A. 4.700%, 05/15/06	14,000,000	14,000,000
DEPFA Bank, Plc. 4.525%, 10/16/06	8,300,000	8,300,000
Royal Bank of Scotland, Plc. 4.518%, 10/20/06	4,400,000	4,400,059
4.870%, 02/02/07	6,100,000	6,100,000
Societe Generale 4.780%, 12/06/06	7,000,000	7,000,000
4.800%, 12/06/06	8,000,000	8,001,106
Washington Mutual Bank, F.A. 4.800%, 05/08/06	35,000,000	35,000,000
Wells Fargo Bank N.A. 4.865%, 01/31/07	8,500,000	8,500,411

Total Certificate of Deposit (Identified Cost $98,801,576)		98,801,576

Total Investments—99.8% (Identified Cost $723,741,120) (b)		723,741,120
Other assets less liabilities		1,116,255

Total Net Assets—100%		$724,857,375

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2006.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2006 was $723,741,120.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2006, the market value of 144A securities was $40,998,149, which is 5.7% of total net assets.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Annual Report.

MSF-153

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 25, 2006

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 19, 2006

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.